As filed with the Securities and Exchange Commission on November 20, 2000.

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-effective Amendment No.  ____         Post-effective Amendment No.  ____
                        (Check appropriate box or boxes)

                              THE PBHG FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 433-0051

Name and Address of Agent for Service:

                                HAROLD J. BAXTER
                        Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                            Wayne, Pennsylvania 19087

Copies to:

THOMAS H. DUNCAN, ESQUIRE                      JOHN M. ZERR, ESQUIRE
Ballard Spahr Andrews & Ingersoll, LLP         Pilgrim Baxter & Associates, Ltd.
1225 17th Street                               825 Duportail Road
Suite 2300                                     Wayne, Pennsylvania  19087
Denver, Colorado  80202

     Approximate Date of Proposed Reorganization: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective on December 20, 2000 pursuant to Rule 488.

     The title of the securities being registered is PBHG Class Shares of Global Technology & Communications Fund. No filing fee is due in reliance on Section 24(f) of the Securities Act of 1933.

                              THE PBHG FUNDS, INC.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534

                                                                December _, 2000

Dear Shareholder:

     Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. ("PBHG Funds"), with PBHG Global Technology & Communications Fund ("GTC Fund"), which is also an investment portfolio of PBHG Funds.

     You have recently received a proxy statement and related proxy card on proposals to approve a new investment advisory agreement and sub-advisory agreement for International Fund, to approve changes to certain of its investment policies and to approve the redomestication of PBHG Funds as a Delaware business trust. The combination of International Fund with GTC Fund is a separate proposal that requires your approval.

     GTC Fund seeks long-term growth of capital as its investment objective. International Fund seeks to provide investors with long-term capital appreciation. GTC Fund seeks to meet its objective by investing at least 65% of its total assets in common stocks of U.S. and non-U.S. companies located in at least three different countries doing business in the technology and communications sectors of the market. International Fund seeks to meet its objective by investing at least 65% of its total assets in a broader range of foreign equity securities in at least three countries other than the United States. Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to both funds. Murray Johnstone International Limited is sub-advisor to the International Fund.

     International Fund, since its inception, has underperformed its benchmark, the Morgan Stanley Capital International Europe, Australia and Far East Index. The net assets of International Fund have decreased from approximately $21.3 million at March 31, 1997 to approximately $9.5 million at September 30, 2000. Pilgrim Baxter has advised the Board of Directors that in its opinion, International Fund will not be able to attract sufficient assets for continued long-term viability. After considering various alternatives, the Board of Directors concluded that combining International Fund with GTC Fund would serve the best interests of International Fund and its shareholders. The accompanying document describes the proposed transaction and compares the investment policies, operating expenses and performance of the two funds for your evaluation.

     You are being asked to approve a Plan of Reorganization for International Fund which provides for the reclassification and change of the outstanding shares of International Fund into shares of GTC Fund based upon their respective net asset values. After careful consideration, the Board of Directors recommends that you vote FOR the proposal after carefully reviewing the enclosed materials.

     Your vote is important. Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope. This action is required even if you have previously returned your proxy card relating to approval of the new investment advisory agreement and sub-advisory agreement for International Fund and the redomestication of PBHG Funds. If we do not hear from you after a reasonable amount of time you may receive a telephone call from our proxy solicitor, reminding you to vote your shares. You may also vote your shares on the web at www.proxyvote.com by following the instructions that appear on the enclosed proxy insert, or by calling the telephone number printed on your proxy card and following the instructions provided.

                                                          Sincerely,


                                                          Harold J. Baxter
                                                          Chairman

                             PBHG International Fund
                                 a Portfolio of
                              The PBHG Funds, Inc.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         To Be Held on January 25, 2001

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. ("PBHG Funds"), will be held at the Peninsula Hotel, La Grande Salle Room, 700 Fifth Avenue, New York, New York 10019, on January 25, 2001, at 10:00 a.m., local time, for the following purposes:

     1. To approve a Plan of Reorganization (the "Plan of Reorganization") for International Fund and the consummation of the transactions contemplated therein. The Plan of Reorganization provides for the reclassification and change of the issued and outstanding International Fund shares into shares of PBHG Global Technology & Communications Fund ("GTC Fund") of the same class (the "Reorganization"). The value of each International Fund shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of such shareholder's account with International Fund immediately prior to the Reorganization. The Reorganization has been structured as a tax-free transaction. An amendment to the Charter of PBHG Funds will be filed in connection with the Reorganization to effect the reclassification of the International Fund shares.

     2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

          Shareholders of record as of the close of business on November 17, 2000, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

     You are invited to attend the Special Meeting, but if you cannot do so, please complete and return in the enclosed envelope the accompanying proxy as promptly as possible, which is being solicited by the management of PBHG Funds. This is important for the purpose of ensuring a quorum at the Special Meeting. You may also vote your shares by calling the telephone number on your proxy card, or on the Internet at www.proxyvote.com. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to PBHG Funds at any time before the proxy is exercised or by voting in person at the Special Meeting.


                                            John M. Zerr
                                            Secretary
December 6, 2000

                             PBHG INTERNATIONAL FUND
                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
                               each a portfolio of
                              THE PBHG FUNDS, INC.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534
                            Toll Free: (800) 433-0005


                     Combined Proxy Statement and Prospectus

                             Dated: December _, 2000

     This document is being furnished to you in connection with the Special Meeting of Shareholders of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. ("PBHG Funds"), to be held on January 25, 2001 (the "Special Meeting"). At the Special Meeting you will be asked to consider and approve a Plan of Reorganization (the "Plan of Reorganization") for International Fund and the consummation of the transactions described therein, as further described in this Combined Proxy Statement and Prospectus (the "Reorganization"). The Board of Directors of PBHG Funds has unanimously approved the Plan of Reorganization as being in the best interest of International Fund shareholders.

     You have already received a proxy statement and related proxy card on proposals to approve a new investment advisory agreement and sub-advisory agreement for International Fund, to approve changes to certain of its investment policies and to approve the redomestication of PBHG Funds as a Delaware business trust. The combination of International Fund with GTC Fund is a separate proposal that requires your approval.

     The Plan of Reorganization provides for the reclassification of the shares of International Fund and the change of the outstanding shares of International Fund into shares of PBHG Global Technology & Communications Fund ("GTC Fund") based upon the net asset values of the two funds. All of the assets and liabilities of International Fund will become assets and liabilities of GTC Fund. The value of your account with GTC Fund immediately after the Reorganization will be the same as the value of your account with International Fund immediately before the Reorganization.

     GTC Fund is an investment portfolio of PBHG Funds, an open-end, series management investment company. The investment objective of International Fund is to provide investors with long-term capital appreciation. The investment objective of GTC Fund is to provide investors with long-term growth of capital. GTC Fund seeks to obtain that objective by investing at least 65% of its total assets in common stocks of U.S. and non-U.S. companies located in at least three different countries doing business in the technology and communications sectors of the market. International Fund invests at least 65% of its assets in a broader range of foreign equity securities of companies located in at least three countries other than the United States. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") serves as the investment adviser to both funds. Murray Johnstone International Limited is sub-advisor to the International Fund. See "Comparison of Investment Objectives, Policies and Restrictions."

     This Combined Proxy Statement and prospectus ("Proxy Statement/Prospectus") sets forth the information that you should know before voting on the Plan of Reorganization. It should be read and retained for future reference.

     The current prospectus for both International Fund and GTC Fund, dated July 31, 2000, as supplemented October 16, 2000, together with the related Statement of Additional Information also dated July 31, 2000, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated into this Proxy Statement/Prospectus by this reference. A copy of the current prospectus of PBHG Funds is attached as Appendix II to this Proxy Statement/Prospectus. These documents are also available without charge by writing to The PBHG Funds, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534, or by calling (800) 433-0051. The SEC maintains a Web site at http://www.sec.gov that contains the prospectus and statement of additional information described above, material incorporated by reference, and other information about PBHG Funds. You can obtain additional information about International Fund and GTC Fund on the Web at http://www.pbhgfunds.com.

     As with all other mutual fund securities, the SEC has not approved or disapproved these securities or determined whether the information in this Proxy Statement/Prospectus in adequate or accurate. Anyone who tells you otherwise is committing a crime.

                            [End of Front Cover Page]

                                [BACK COVER PAGE]

                              THE PBHG FUNDS, INC.

                                TABLE OF CONTENTS

                                                                            Page
INTRODUCTION.............................................................................2
SUMMARY .................................................................................3
    Reorganization.......................................................................3
    Background and Reasons for the Reorganization........................................3
    Comparison of GTC Fund and International Fund........................................4
RISK FACTORS.............................................................................5
    Comparative Risks....................................................................5
    Risks Associated with GTC Fund.......................................................6
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................7
    Investment Objectives................................................................7
    Investment Policies..................................................................7
    Investment Restrictions..............................................................8
ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION.................................11
    The Reorganization..................................................................11
    Board Considerations................................................................11
    Other Terms.........................................................................14
    Federal Tax Consequences............................................................15
OPERATION OF GTC FUND FOLLOWING THE REORGANIZATION......................................17
    General ............................................................................17
    Change in Control of Pilgrim Baxter.................................................18
    Redomestication of PBHG Funds as a Delaware Business Trust..........................19
RIGHTS OF SHAREHOLDERS..................................................................19
OWNERSHIP OF INTERNATIONAL FUND AND GTC FUND SHARES.....................................21
    Significant Holders.................................................................21
    Ownership of Directors and Officers.................................................22
CAPITALIZATION..........................................................................22
LEGAL MATTERS...........................................................................22
INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION...........................22
ADDITIONAL INFORMATION ABOUT GTC FUND...................................................23
APPENDIX I ........................................................ Plan of Reorganization
APPENDIX II.............................................Prospectus of The PBHG Funds, Inc.
APPENDIX III.........................................Description of Investment Limitations
                               [End of Back Cover]

                                  INTRODUCTION

     This Proxy Statement/Prospectus is furnished to you in connection with the solicitation of proxies by PBHG Funds' Board of Directors for use at the Special Meeting of Shareholders of International Fund to be held at the Peninsula Hotel, La Grande Salle Room, 700 Fifth Avenue, New York, New York 10019, on January 25, 2001, at 10:00 a.m., local time. That meeting and any adjournments thereof are referred to as the "Special Meeting".

     We expect to solicit proxies principally by mail, but we may also solicit proxies by telephone, facsimile, telegraph or personal interview. Our officers will not receive any additional or special compensation for solicitation activities. We may also engage a professional proxy solicitation firm to assist in the solicitation of proxies. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), the investment adviser for each fund, will reimburse International Fund and GTC Fund for the costs and expenses they incur in connection with the Reorganization. For International Fund, this will include expenses incurred in preparing, printing and mailing proxy materials for the Special Meeting of shareholders and proxy solicitation costs. Those costs are anticipated to be $75,000.

     All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Plan of Reorganization and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of International Fund entitled to vote at the Special Meeting will constitute a quorum ("Quorum"). Approval of the Plan of Reorganization requires the affirmative vote of a majority of the total number of shares of International Fund outstanding and entitled to vote at the Special Meeting. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will be considered votes against approval of the Reorganization at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of PBHG Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting, you may withdraw your proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

     Shareholders of record as of the close of business on November 17, 2000 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were outstanding __________ PBHG Class shares of International Fund. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

     We intend to mail this Proxy Statement/Prospectus and the accompanying proxy on or about December 20, 2000.

                                     SUMMARY

Reorganization

     The Plan of Reorganization provides for the reclassification and change of the issued and outstanding International Fund shares into GTC Fund shares (the "Reorganization"). If shareholders of International Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets and liabilities of International Fund will become the assets and liabilities of GTC Fund, and the issued and outstanding PBHG Class shares of International Fund will be changed into PBHG Class shares of GTC Fund that have a net asset value equal to the net value of the International Fund assets immediately prior to the Reorganization. The value of each International Fund shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of such shareholder's account with International Fund immediately prior to the Reorganization. A copy of the Plan of Reorganization is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Plan of Reorganization" below.

     We will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganization. See "Additional Information About the Plan of Reorganization - Federal Tax Consequences" below.

     GTC Fund is a non-diversified investment portfolio of PBHG Funds, an open-end series management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The principal offices of PBHG Funds are located in Kansas City, Missouri (telephone: (800) 433-0051).


Background and Reasons for the Reorganization

     The Board of Directors of PBHG Funds, including each of the independent directors, has determined that the reorganization of International Fund into GTC Fund is in the best interests of both funds and their shareholders and that the interests of the shareholders of each fund will not be diluted as a result of the Reorganization.

     In making that determination, the Board of Directors considered the fact that the total net assets of International Fund have decreased by more than 50% since the fiscal year ended March 31, 1997. International Fund has consistently underperformed its benchmark index. Pilgrim Baxter advised the Board of Directors that it did not believe that International Fund could attract sufficient assets within a reasonable period of time to remain viable as a separate investment portfolio. After considering alternatives for the future of International Fund, the Board of Directors concluded that International Fund should be combined with GTC Fund.

     In evaluating the proposed Reorganization, the Board of Directors considered a number of factors, including:

          o The compatibility of the investment objectives and principal investment strategies of the two funds.

          o    The performance track records of the two funds.

          o The potential for greater operating efficiencies of the combined funds.

          o The tax-free nature of the Reorganization for income tax purposes.

          o The undertaking by Pilgrim Baxter to bear the expenses of the Reorganization.

          o    The comparative expenses of the two funds.

     For additional information concerning the deliberations of the Board of Directors on the Plan of Reorganization see "Additional Information About the Plan of Reorganization."


Comparison of GTC Fund and International Fund

     Investment Objective and Policies

     International Fund seeks to provide its investors with long-term capital appreciation. GTC Fund seeks to provide investors with long-term growth of capital. GTC Fund and International Fund follow different investment strategies to achieve their similar investment objectives.

     GTC Fund normally invests at least 65% of its total assets in common stocks of U.S. and non-U.S. companies, and American Depository Receipts ("ADRs") of non-U.S. companies, doing business in the technology and communications sectors of the market. These companies will be in at least three different countries, one of which may be the U.S. GTC Fund is concentrated, which means that it invests 25% or more of its total assets in one or more of the industries within those sectors. GTC Fund generally invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

     International Fund generally invests at least 65% of its assets in foreign equity securities of companies in at least three countries other than the United States. Currently, International Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe, Australia and Far East Index.

     Investment Advisory Services

     Pilgrim Baxter serves as investment adviser to International Fund and GTC Fund. Murray Johnstone International Limited, Glasgow, Scotland, is the sub-adviser to International Fund. If the Reorganization is consummated, the investments of International Fund will no longer be sub-advised by Murray Johnstone.

     Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"). Old Mutual plc, an English public limited company, recently acquired all of the outstanding shares of UAM through a tender offer and short form merger. Because this transaction resulted in a change in control of UAM, and indirectly Pilgrim Baxter, it caused the automatic termination of the investment advisory agreement between PBHG Funds and Pilgrim Baxter. The Board of Directors has approved a new investment advisory agreement with Pilgrim Baxter that contains provisions identical to those in the current investment advisory agreement. The shareholders of GTC Fund are expected to approve the new advisory agreement with Pilgrim Baxter at a separate meeting held on the same date as the Special Meeting. See "Operation of GTC Fund Following the Reorganization" for more information concerning the change in control of Pilgrim Baxter.

     Sales Charges

     No sales charges are applicable to the Reorganization.

     The PBHG Class shares of GTC Fund and International Fund are both sold without an initial or other sales charge.

     Distribution; Purchase, Exchange and Redemption

     Shares of GTC Fund and International Fund are both distributed by SEI Investments Distribution Co. Purchase and redemption procedures are the same for GTC Fund and International Fund. Shares of GTC Fund and International Fund may be exchanged for shares of other funds of The PBHG Funds, Inc.

     Further Information

     Additional information concerning GTC Fund is contained in this Proxy Statement/Prospectus and in the current prospectus for PBHG Funds that is attached hereto as Appendix II. Further information concerning International Fund can also be found in the PBHG Funds prospectus. The cover page describes how you may obtain further information.

                                  RISK FACTORS

Comparative Risks

     International Fund seeks to provide investors with long-term capital appreciation while GTC Fund seeks to provide investors with long-term growth of capital. GTC Fund seeks to meet this objective by investing in equity securities of foreign and domestic companies doing business in the technology and communications sectors, while International Fund invests in a broader range of securities of foreign issuers.

     The greater asset diversification of International Fund could provide some protection against the risk of loss in times of declining markets. GTC Fund is not diversified and is concentrated, which means that it may invest a higher percentage of its total assets in a limited number of stocks and in securities issued by companies in the same industry. A down-turn in prospects of those companies or industries could have a larger impact on the price of the GTC Fund shares than if it were more diversified and invested in a wider range of industries.


Risks Associated with GTC Fund

     GTC Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on GTC Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

     GTC Fund is concentrated which means, as compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on GTC Fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments.

     The value of an investment in GTC Fund will go up and down, which means you could lose money.

     The price of the securities in GTC Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

     Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

     Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

     Although GTC Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

     An investment in GTC Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

     The investment objective of GTC Fund is to provide investors with long-term capital appreciation, while International Fund seeks to provide long-term capital appreciation.


Investment Policies

     A description of the investment policies of each of GTC Fund and International Fund is provided below.

     GTC Fund

     Under normal market conditions, GTC Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depository Receipts ("ADRs ") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, GTC Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

     GTC Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. GTC Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

     Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing GTC Fund. Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics. Pilgrim Baxter may sell a security held by GTC Fund for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

     International Fund

     Under normal market conditions, International Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. Currently, International Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe Australia and Far East Index. Nonetheless, more than 25% of International Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community. International Fund may sell a security for a variety of reasons, such as to invest in another company or country offering superior investment opportunities.

     The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone attempts to identify individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country is believed to offer superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Investment Restrictions

     Since International Fund and GTC Fund are each a separate series of PBHG Funds, each fund is currently subject to the same investment restrictions, with the following exceptions. International Fund may not invest more than 25% of its total assets in securities of one or more issuers whose business activities are in the same industry. Only 50% of the assets of GTC Funds are subject to that limitation. Additionally, with respect to 75% of International Fund's net assets, International Fund is restricted from investing in the securities of any one issuer (other than the obligations of the U.S. government, its agencies, authorities and instrumentalities) if immediately after such investment more than 5% of the value of the fund's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuers outstanding voting securities would be owned by the fund. This restriction does not apply to GTC Fund.

     The Board of Directors has approved changes to the fundamental and non-fundamental investment limitations applicable to GTC Fund. Changes in fundamental investment limitations must be approved by GTC Fund shareholders before they become effective. A separate meeting of the shareholders of GTC Fund has been called to consider the new fundamental investment limitations on the same date as the Special Meeting.

     The changes to the investment limitations of GTC Fund were proposed because some are no longer necessary under applicable law and other are unnecessary or unwarranted under current business or industry conditions. The new limitations will provide greater flexibility in managing GTC Fund and will eliminate difference in the phrasing of limitations for different investment portfolios of PBHG Funds.

     If approved, the new investment limitations would have the following effect for GTC Fund:

          o Money could be borrowed to the extent permitted under the 1940 Act, currently in an amount up to 33-1/3% of assets, rather than subject to a 10% of assets limitation. The requirement that borrowings in excess of 5% of assets be repaid before investments are made would be eliminated.

          o The fundamental limitation on making loans would be revised to allow loans to the extent permitted by the 1940 Act.

          o The fundamental limitation on investments in oil, gas and other mineral exploration programs would be eliminated.

          o The fundamental limitation on investing for purposes of controlling an issuer would be eliminated.

          o The fundamental limitation on short sales of securities would be eliminated.

          o The non-fundamental policy on investments in restricted securities would be revised to allow investment of 15% of the GTC Fund's total assets in restricted securities, compared to 10% under current policies.

          o Non-fundamental policies limiting investments in options and futures contracts would be eliminated.

     The proposed changes will not affect the investment objective of GTC Fund or its principal investment strategies. Although the proposed investment limitations would provide greater investment flexibility to respond to future investment opportunities, the changes, individually and in the aggregate, are not anticipated to result in a material change in the level of risk associated with GTC Fund or the manner in which GTC Fund is currently managed.

     A description of the new investment limitations for GTC Fund is attached as Appendix III. If the new investment limitations are not approved, GTC Fund will continue to operate under its current investment limitations.

             ADDITIONAL INFORMATION ABOUT THE PLAN OF REORGANIZATION

     The terms and conditions under which the Reorganization may be consummated are set forth in the Plan of Reorganization. The deliberations of the Board of Directors concerning the Reorganization and significant provisions of the Plan of Reorganization are summarized below. A copy of the Plan of Reorganization is attached as Appendix I to this Proxy Statement/Prospectus.


The Reorganization

     Pursuant to the Plan of Reorganization the issued and outstanding PBHG Class shares of International Fund will be changed into PBHG Class shares of GTC Fund having an aggregate net asset value equal to the net value of the assets of the International Fund immediately prior to the Reorganization. The value of each International Fund shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of such shareholder's account with International Fund immediately prior to the Reorganization. Shareholders will not pay any sales charge in connection with the Reorganization.

     The Reorganization will be consummated through filing Articles of Amendment to the Charter of PBHG Funds in the form attached to the Plan of Reorganization. All of the assets and liabilities of International Fund will become assets and liabilities of GTC Fund. The outstanding shares of International Fund will be deemed to have been redeemed upon issuance of GTC Fund shares to International Fund shareholders. Then, all of the authorized but unissued shares of International Fund will be reclassified as authorized shares of PBHG Funds without any further designation or classification.

     Each share of GTC Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to a class of shares of GTC Fund and, upon liquidation of GTC Fund, to participate proportionately in its net assets allocable to a class after satisfaction of the outstanding liabilities allocable to that class. Fractional shares of GTC Fund have proportionately the same rights, including voting rights as are provided for full shares.

     Consummation of the Reorganization is expected to occur on January 25, 2001, at 5:00 p.m. Eastern Time on the basis of values calculated as of the close of regular trading on the New York Stock Exchange on that day.


Board Considerations

     The Board of Directors of PBHG Funds determined that the proposed Reorganization of International Fund is in the best interests of the shareholders of International Fund and GTC Fund, and recommended approval of the Plan of Reorganization by International Fund shareholders at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Directors in making their determination is provided below.

     At a meeting of the Board of Directors held on November 13, 2000, Pilgrim Baxter proposed that the Board of Directors approve the proposed Reorganization of International Fund. The Directors received from Pilgrim Baxter written materials that described the structure and tax consequences of the proposed Reorganization and contained information concerning International Fund and GTC Fund, including comparative historical total return, fee and expense information and a comparison of the investment policies of the two funds.

     In considering the proposed Reorganization, the Board of Directors noted that International Fund and GTC Fund have substantially the same investment objective. GTC Fund seeks to meet that objective by investing in common stocks of U.S. and non-U.S. companies doing business in the technology and communications sectors of the market, while International Fund invests in a broader range of foreign securities.

     The Reorganization was proposed by Pilgrim Baxter because investors have not viewed International Fund as an attractive investment alternative. The net assets of International Fund decreased significantly from approximately $21 million at March 31, 1997 to approximately $8.7 million at October 31, 2000. GTC Fund's total assets at October 31, 2000 were approximately $95.5 million. The combined assets of the two funds should provide a more stable base for management because daily purchases and redemptions of shares should have a less significant impact on the size of the combined fund. The Reorganization could also result in greater economies of scale for GTC Fund by lowering its ratio of total operating expenses to total net assets.

     The information presented to the Board of Directors by Pilgrim Baxter demonstrated that International Fund has consistently underperformed its benchmark index, the Morgan Stanley Capital International Europe, Australia and Far East Index.


                   Average Annual Total Returns as of 9/30/00

                                                              Since Inception
                          Past 1 Year      Past 5 Years          (6/15/94)
                          -----------      ------------          ---------

International Fund           0.83%             7.62%               5.42%

MSCI EAFE Index              3.16%             8.58%               7.79%*

*   The since inception return was calculated from June 30, 1994

GTC Fund commenced operations on May 31, 2000. As of September 30, 2000, its performance since inception is 13.10%. Although past performance is not a guarantee of future results,

International Fund's shareholders could benefit from GTC Fund's performance after the Reorganization is completed.

     The Board of Directors noted that the total operating expenses of International Fund, expressed as a percentage of net assets, are approximately the same as those of GTC Fund. Although the investment advisory fee paid by GTC Fund is higher than the investment advisory fee paid by International Fund, International Fund's other operating expenses are higher than those projected for GTC Fund. A comparison of the operating expense of International Fund and GTC Fund is provided below.

                           GTC Fund(1)         International Fund(2)
                           --------            ------------------

Management Fees             1.50%                     1.00%

12b-1 Fees                  none                      none

Other Expenses              0.50%                     1.00%

Total Fund
Operating
Expenses(1)                 2.00%                     2.00%

(1) Other Expenses for GTC Fund are based upon estimated amounts the fund expects to pay during its current fiscal year. Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by GTC Fund and to pay certain expenses of the GTC Fund to the extent necessary to ensure that the total annual fund operating expenses to not exceed 2.15%.

(2) The expenses for International Fund are based upon those incurred by the fund during its fiscal year ended March 31, 2000. Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fee payable by International Fund and to pay certain expenses of International Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 2.25%.

     Pilgrim Baxter advised the Board of Directors that because of substandard performance and declining net assets, it intended to terminate its subadvisory contract with Murray Johnstone. The Board of Directors considered alternatives for the future of International Fund, including engaging a new investment subadviser, liquidating International Fund and combining International Fund with another investment portfolio of PBHG Funds. Pilgrim Baxter advised the Board of Directors that it did not believe International Fund would be able to attract sufficient assets to remain viable even if another subadviser were engaged. Liquidation of International Fund would result in shareholders potentially having to recognize a gain for tax purposes, requiring them to pay additional income taxes. After a review of the other investment portfolios of PBHG Funds, the Board of Directors concluded that the investment policies of GTC Fund were most compatible with those of International Fund.

     The Board of Directors further noted that the value of each shareholder's account with GTC Fund immediately after the Reorganization will be the same as the value of that shareholder's account with International Fund immediately prior to the Reorganization meaning that there will be no dilution of the value of the shares of either fund. No initial sales or other charges will be imposed on any of the shares of GTC Fund acquired by the shareholders of International Fund in connection with the Reorganization. The Board also noted that Pilgrim Baxter has agreed to reimburse International Fund and GTC Fund for costs and expenses they incur in connection with the Reorganization.

     Finally, the Board of Directors reviewed the principal terms of the Plan of Reorganization. The Board of Directors noted that International Fund would be provided with an opinion of counsel that the Reorganization would be tax-free as to International Fund and its shareholders.

     At the meeting of the Board of Directors, based upon their evaluation of the information presented to them, the Board of Directors determined that the proposed Reorganization will not dilute the interests of International Fund or GTC Fund shareholders and is in the best interest of shareholders of International Fund and GTC Fund in light of the above-mentioned factors. Therefore, the Board of Directors recommended the approval of the Plan of Reorganization by the shareholders at a Special Meeting.


Other Terms

     Completion of the Reorganization is subject to various conditions, including the following:

     o An amendment to the Charter of PBHG Funds shall have been filed with the Maryland Department of Assessments and Taxation.

     o All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the SEC and state securities commissions, to permit the parties to carry out the transactions contemplated by the Plan of Reorganization shall have been received.

     o The Plan of Reorganization, the amendment to the Charter and related corporate matters shall have been approved by the shareholders of International Fund at the Special Meeting by the affirmative vote of a majority of the total number of International Fund shares.

     o The assets of International Fund to be acquired by GTC Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by International Fund immediately prior to the reclassification,

     o The dividend or dividends as described in the Plan of Reorganization shall have been declared,

     o PBHG Funds shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") to the effect that consummation of the transactions contemplated by the Plan of Reorganization will constitute a "reorganization" within the meanings of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that the shareholders of International Fund will recognize no gain or loss to the extent that they receive shares of GTC Fund in exchange for their shares of International Fund in accordance with the Plan of Reorganization,

     o PBHG Funds shall have received an opinion of BSA&I addressed to and in form and substance satisfactory to PBHG Funds, to the effect that the Plan of Reorganization has been duly authorized and approved by all requisite action of PBHG Funds and the holders of the shares of International Fund.


Federal Tax Consequences

     The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

     o The Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     o No gain or loss will be recognized by International Fund upon the reclassification of its assets to GTC Fund;

     o No gain or loss will be recognized by any shareholder of International Fund upon the exchange of shares of International Fund solely for shares of GTC Fund;

     o The tax basis of the shares of GTC Fund to be received by a shareholder of International Fund will be the same as the tax basis of the shares of International Fund surrendered in exchange therefor;

     o The holding period of the shares of GTC Fund to be received by a shareholder of International Fund will include the holding period for which such shareholder held the shares of International Fund exchanged therefor, provided that such shares of International Fund are capital assets in the hands of such shareholder as of the date the Reorganization is consummated;

     o No gain or loss will be recognized by GTC Fund upon the reclassification of the assets of International Fund as part of the assets of GTC Fund;

     o The tax basis of the assets of International Fund in the hands of GTC Fund will be the same as the tax basis of such assets in the hands of International Fund immediately prior to the Reorganization; and

     o The holding period of the assets of International Fund to be received by GTC Fund will include the holding period of such assets in the hands of International Fund immediately prior to the Reorganization.

     As a condition to closing, BSA&I will render a favorable opinion to PBHG Funds as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of closing, of certain representations made by PBHG Funds upon which BSA&I will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the Plan of Reorganization, regardless of their date of occurrence):

     o There is no plan or intention by the shareholders of International Fund to redeem a number of shares of GTC Fund received in the Reorganization that would reduce the International Fund shareholders' ownership of GTC Fund shares to a number of shares having a value, as of the date the Reorganization is consummated, of less than 50% of the value of all of the formerly outstanding shares of International Fund as of the date the Reorganization is consummated;

     o Following the Reorganization, GTC Fund will continue the historic business of International Fund (for this purpose "historic business" shall mean the business most recently conducted by International Fund which was not entered into in connection with the Reorganization) or use a significant portion of International Fund's historic business assets in its business;

     o At the direction of International Fund, GTC Fund will issue directly to each International Fund shareholder in the Reorganization shares of GTC Fund having a net asset value equal to the net asset value of the International Fund shares exchanged therefor; International Fund will transfer all of its assets and liabilities to GTC Fund in the Reorganization; and International Fund will terminate its existence as an investment portfolio of PBHG Funds on, or as soon as practicable after, the date the Reorganization is consummated.

     o GTC Fund and certain persons related to GTC Fund have no plan or intention to reacquire any of the shares of GTC Fund issued in the Reorganization, except to the extent that GTC Fund is required by the 1940 Act to redeem any of its shares presented for redemption;

     o GTC Fund does not plan or intend to sell or otherwise dispose of any of the assets of International Fund acquired in the Reorganization, except that GTC Fund may sell up to 66% of such assets in the ordinary course of its business in a manner consistent with its investment objectives and policies or in order to maintain its status as a "regulated investment company" ("RIC") under the Code;

     o GTC Fund, International Fund and the shareholders of International Fund will pay their respective expenses, if any, incurred in connection with the Reorganization in accordance with current IRS guidelines except that Pilgrim Baxter may reimburse International Fund for certain such expenses pursuant to its investment advisory agreement with PBHG Funds;

     o GTC Fund will acquire at least 90 percent of the fair market value of the net assets, and at least 70 percent of the fair market value of the gross assets, held by International Fund immediately before the Reorganization, including for this purpose any amounts used by International Fund to pay its reorganization expenses and all redemptions and distributions made by International Fund after the commencement of negotiations regarding the Reorganization (other than redemptions pursuant to a demand of a shareholder in the ordinary course of International Fund's business as an open-end diversified management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the
          Code); and

     o GTC Fund and International Fund have each elected to be taxed as a RIC under Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods (including the last short taxable period of International Fund ending on the date the Reorganization is consummated and the taxable year of GTC Fund that includes the date the Reorganization is consummated.

     The description of the Federal income tax consequences of the Reorganization provided above is made without regard to the particular facts and circumstances of any shareholder of International Fund. International Fund shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.


               OPERATION OF GTC FUND FOLLOWING THE REORGANIZATION

General

     There are differences in the investment strategies of the funds. GTC Fund will not revise its investment strategies to reflect those of International Fund. Rather, Pilgrim Baxter believes that a substantial portion of the assets of International Fund are consistent with the investment strategies of GTC Fund and can be transferred to and held by GTC Fund. If the Reorganization is approved, International Fund will sell any assets that are inconsistent with GTC Fund's investment strategies prior to the effective time of the Reorganization, and the proceeds of such sales will be held in temporary investments or reinvested in assets that are consistent with GTC Fund's investment policies. The need for International Fund to dispose of assets prior to the Reorganization may result in sales at disadvantageous times and could result in International Fund realizing losses that would not otherwise have been realized.

     After the Reorganization, Pilgrim Baxter will continue to serve as investment adviser to GTC Fund. Michael K. Ma is primarily responsible for the day-to-day management of GTC Fund. Mr. Ma has managed GTC Fund since its inception on May 31, 2000. Mr. Ma joined Pilgrim Baxter in October 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an Equity Research Analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years as a Portfolio Manager and Research Assistant with United States Trust Company of New York, first as a research assistant and then after 1994 as a portfolio manager.


Change in Control of Pilgrim Baxter

     On June 16, 2000, Old Mutual plc, an English public limited company, ("Old Mutual"), OM Acquisition Corp. ("OMAC"), a Delaware corporation and a wholly-owned subsidiary of Old Mutual, and United Asset Management Corporation ("UAM"), the parent company of Pilgrim Baxter entered into an Agreement and Plan of Merger (the "Agreement") for Old Mutual to acquire UAM through a tender offer and merger (the "Transaction"). Old Mutual completed its tender offer on September 25, 2000, when it acquired over 90% of the outstanding common stock of UAM. Old Mutual acquired the remaining stock of UAM in a short form merger consummated on October 5, 2000.

     Old Mutual is a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. UAM has approximately $188 billion in assets under management in institutional and individual private accounts and mutual funds. The acquisition of UAM will increase Old Mutual's assets under management to approximately $275 billion.

     Consummation of the Transaction resulted in a change in control of UAM, and indirectly, of Pilgrim Baxter. This change in control constituted an "assignment," as that term is defined in the 1940 Act, of all of the PBHG Funds' current Investment Advisory Agreement. As required by the 1940 Act, PBHG Funds' current Investment Advisory Agreement automatically terminated in the event of its assignment. In anticipation of the Transaction, the Board has proposed continuation of the advisory services under an Interim Investment Advisory Agreement between PBHG Funds and Pilgrim Baxter, and longer term under a Long Term Investment Advisory Agreement between PBHG Funds and Pilgrim Baxter. The Long Term Investment

Advisory Agreement has been submitted for approval by shareholders of GTC Fund at a separate meeting to be held immediately prior to the Special Meeting.

     Compensation earned by an investment adviser under an Interim Investment Advisory Agreement is held in an interest-bearing escrow account pending shareholder approval of a new investment advisory agreement for a period of up to 150 days from the termination of the current investment advisory agreement. If shareholders approve the Long Term Investment Advisory Agreement, the amount held in the escrow account, plus interest, will be paid to Pilgrim Baxter. If shareholders do not approve the proposed investment advisory agreement, Pilgrim Baxter will be paid the lesser of the costs incurred in performing its services under the interim agreement or the total amount in the escrow account, plus interest earned. The Long Term Investment Advisory Agreement will be identical in all material respects to the current investment advisory agreement. In addition, GTC Fund's advisory fee rate will remain unchanged.


Redomestication of PBHG Funds as a Delaware Business Trust

     The Board of Directors has approved a plan to reorganize PBHG Funds as a Delaware business trust. You have already received a copy of a proxy statement that describes the proposed move to Delaware, which is referred to as a "redomestication."

     The redomestication has been proposed to provide increased flexibility in the business structure of PBHG Funds. PBHG Funds is currently organized as a Maryland corporation, and is governed by the detailed requirements imposed by Maryland corporate law and the terms of its Charter. Delaware's business trust law contains provisions that are well suited to mutual funds and provides greater flexibility for mutual fund operations.

     The redomestication must be approved by PBHG Funds shareholders. You have the opportunity to vote on the redomestication on a separate proxy ballot previously mailed to you. The Reorganization of International Fund into GTC Fund is a separate proposal that you are requested to vote on by completing and mailing the proxy ballot enclosed with this Proxy Statement Prospectus. If the redomestication is not approved, PBHG Funds will continue to operate as a Maryland corporation. If approved by International Fund shareholders, the Reorganization will be completed even though the redomestication is not approved.


                             RIGHTS OF SHAREHOLDERS

     International Fund and GTC Fund are each separate series of shares of the capital stock of PBHG Funds, a Maryland corporation. Since both funds are part of the same corporate entity there are no differences in shareholder's rights.

     However, if the redomestication described above is approved, PBHG Funds will operate as a Delaware business trust.

     Federal securities laws have much to say about the way that mutual funds operate, but they do not cover every aspect of a fund's existence. State law and PBHG Funds' governing documents fill in most of the gaps. The following discussion compares the state law and documents currently governing PBHG Funds with the state law and documents that will apply if it reorganizes as a Delaware business trust. This discussion is not a comprehensive review of all technical distinctions between the different legal structures. We simply want you to know how a Delaware business trust compares in certain key areas to a Maryland corporation -- PBHG Funds' present legal structure.

     Shareholder liability. Shareholders of a fund organized as a Maryland corporation or Delaware business trust generally have no personal liability for the fund's obligations.

     Director/Trustee liability and indemnification. With a Maryland corporation, Directors cannot be held liable for their activities in that role so long as they perform their duties in good faith, prudently, and in the fund's best interests. The same is generally true for the Trustees of a Delaware business trust, if so provided in the fund's governing documents. Under each legal structure, the fund can indemnify its Directors/Trustees from claims and expenses arising out of their service to the fund -- unless, that is, a Director/Trustee has acted improperly in a particular matter.

     Shareholder voting rights and meetings. Under a fund organized as a Maryland corporation, shareholders' voting rights currently are based on the number of shares that they own. As we explained below, as a Delaware business trust, PBHG Funds would shift to a dollar-based voting rights system. As a Maryland corporation, a fund generally must call a shareholder meeting if one is requested in writing by investors entitled to cast 25% or more of the fund's votes. As Delaware business trusts, the funds will adopt this same 25% standard.

     Voting rights will be based on the dollar amount of your investment. After the redomestication, the voting rights of PBHG Funds shareholders will become "dollar-based" -- which is a different voting rights system than PBHG Funds uses now. Currently, all PBHG Funds provide shareholders with one vote for each share that they own. This share-based system treats shareholders equitably so long as all of the shares of a particular fund have the same share price. However, fairness tends to erode when PBHG Funds offers more than one series of shares or more than one class of shares. The share prices of PBHG Funds' separate investment portfolios inevitably diverge over time due to their different investment programs. Similarly, the share prices of a fund's different share classes will deviate over time because of their different expense structures. As a result, when issues are voted at the fund level, the owners of lower-priced shares have relatively greater voting clout than the owners of higher-priced shares. The change to dollar-based voting will ensure that shareholders' voting rights remain proportionate to their economic interests. Many PBHG Funds currently offer only one portfolio or class of shares; however, dollar-based voting rights would apply to any additional portfolios or share classes that these funds might offer in the future.

               OWNERSHIP OF INTERNATIONAL FUND AND GTC FUND SHARES


Significant Holders

     Listed below is the name, address and percent ownership of each person who as of October 5, 2000, to the knowledge of PBHG Funds, owned beneficially 5% or more of the outstanding shares of International Fund:

                               International Fund

                                                                      Percent
                                                Number of Shares    Beneficial
Name and Address                                      Owned          Ownership
----------------                                      -----          ---------

Charles Schwab & Co., Inc.                           86,977            10.74%
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.                    67,529             8.34%
For the Exclusive Benefit of Customers
1055 Franklin Ave., Suite 100
Garden City, New York 11530-2903


     Listed below is the name, address and percent ownership of each person who as of October 5, 2000 to the knowledge of PBHG Funds, owned beneficially 5% or more of the outstanding shares of GTC Fund:


                                    GTC Fund

                                                                      Percent
                                                Number of Shares    Beneficial
Name and Address                                      Owned          Ownership
----------------                                      -----          ---------

National Financial Services Corp.                 1,477,530            15.90%
For the Exclusive Benefit of Customers
P.O. Box 3908
Church Street Station
New York, New York 10008-3908

Charles Schwab & Co., Inc.                          942,494            10.14%
Reinvest Account
101 Montgomery Street
San Francisco, CA 94104-4122

Ownership of Directors and Officers

     To the best of the knowledge of PBHG Funds, the beneficial ownership of shares of International Fund or of GTC Fund by Directors and Officers of PBHG Funds as a group constituted less than 1% of the outstanding shares of such fund as of the date of this Proxy Statement/Prospectus.


                                 CAPITALIZATION

     The following tables set forth as of October 31, 2000, (i) the capitalization of GTC Fund PBHG Class shares, (ii) the capitalization of International Fund PBHG Class shares and the pro forma capitalization of GTC Fund PBHG Class shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization.


                                                    International     GTC Fund
                                GTC Fund Shares      Fund Shares      Pro Forma
                                ---------------      -----------      ---------

Net Assets                         $95,560,683       $8,796,484     $104,357,167

Shares Outstanding                   9,458,285          805,911       10,329,221

Net Asset Value Per Shares               10.10            10.91            10.10


                                  LEGAL MATTERS

     Certain legal matters concerning PBHG Funds and its participation in the Reorganization, the issuance of shares of GTC Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which PBHG Funds has filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for PBHG Funds' registration statement containing the current prospectus and statement of additional information relating to both International Fund and GTC Fund is Registration No. 2-99810.

     PBHG Funds is subject to the informational requirements of the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by PBHG Funds (including the Registration Statement of PBHG Funds relating to GTC Fund on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549 at the prescribed rates. The SEC maintains a Web site at http://www.sec.gov that contains information regarding PBHG Funds and other registrants that file electronically with the SEC.


                      ADDITIONAL INFORMATION ABOUT GTC FUND

     For more information with respect to PBHG Funds and GTC Fund concerning the following topics, please refer to the current prospectus of GTC Fund attached as Appendix II as indicated: (i) see the discussion "Performance Information" and "Fees and Expenses" and "Example" for further information regarding GTC Fund performance and expenses; (ii) see the discussion "The Investment Adviser" for further information regarding management of GTC Fund; and (iii) see the discussion "Your Investment" for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

                                                                      APPENDIX I


                             PLAN OF REORGANIZATION
                                       for
                             PBHG INTERNATIONAL FUND
                           an Investment Portfolio of
                              The PBHG Funds, Inc.

     This Plan of Reorganization provides for the reorganization of PBHG International Fund ("International Fund"), an investment portfolio of The PBHG Funds, Inc. (the "Company"), into PBHG Global Technology & Communications Fund (the "GTC Fund"), another investment portfolio of the Company.

     WHEREAS, the Company is a Maryland corporation and a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the International Fund and the GTC Fund are each investment portfolios of the Company representing separate series of shares of the capital stock of the Company;

     WHEREAS, the International Fund is authorized to issue two classes of its shares, Advisor Class shares and PBHG Class shares, but only PBHG Class shares have been issued and are outstanding.

     WHEREAS, the Board of Directors of the Company has determined that it would be in the best interests of the International Fund and GTC Fund shareholders to reorganize the International Fund by reclassifying the shares of the International Fund as shares of the GTC Fund pursuant to an amendment to the Charter of the Company, all in the manner described below.

     NOW, THEREFORE, the International Fund shall be reorganized into the GTC Fund on the following terms and conditions.

     1.   Plan of Reorganization.

     (a) Reclassification of Shares. At the Effective Time described in Section 3 below, all of the issued and outstanding PBHG Class shares of the International Fund shall be reclassified and changed into and become PBHG Class shares of the GTC Fund based upon their respective net asset values, and thereafter shall have the attributes of PBHG Class shares of the GTC Fund. The issued and outstanding PBHG Class shares of International Fund shall be deemed to have been redeemed upon their reclassification and change into PBHG Class shares of GTC Fund.

     All authorized but unissued PBHG Class shares (including the previously issued and outstanding shares which were changed into shares of GTC Fund), and all of the Advisor Class shares, of the International Fund shall be reclassified as authorized shares of the Company without further designation or classification. The stock transfer books of the International Fund will be permanently closed at the Effective Time and only requests for the redemption of shares of the International Fund received in proper form prior to the close of trading on the New York Stock Exchange on the date of the Effective Time shall be accepted. Thereafter, redemption requests received by the International Fund shall be deemed to be redemption requests for the GTC Fund shares into which such International Fund shares were reclassified under this Plan of Reorganization.

     (b) Attribution of Assets and Liabilities. At the Effective Time described in Section 3 below, the proportionate undivided interest in the net assets of the International Fund attributable to its PBHG Class shares shall become a part of the proportionate undivided interest in the net assets of the GTC Fund attributable to its PBHG Class shares and the expenses, costs, charges and reserves allocated to the PBHG Class shares of the International Fund immediately prior to the Effective Time shall become expenses, costs, charges and reserves of PBHG Class shares of the GTC Fund. The Company shall instruct its custodian to reflect in the custodian's records for the GTC Fund the attribution of the assets of the International Fund in the manner described above.

     (c) Shareholder Accounts. At the Effective Time described in Section 3 below each shareholder of record of PBHG Class shares of the International Fund will receive that number of PBHG Class shares of the GTC Fund having an aggregate net asset value equal to the aggregate net value of the assets of the PBHG Class shares of the International Fund held by such shareholder immediately prior to the Effective Time.

     The Company will establish an open account on the records of the GTC Fund in the name of each shareholder of the International Fund to which will be credited the respective number of shares of the GTC Fund due such shareholder. Fractional shares of the GTC Fund will be carried to the third decimal place. Certificates representing shares of the GTC Fund will not be issued. The net asset value of the shares of the International Fund and the net value of the assets of the GTC Fund will be determined at the Effective Time in accordance with the policies and procedures of the Company.

     2. Amendment to Charter. The Company shall effect the reorganization of the International Fund by amending its Charter to provide for the reclassification of issued and outstanding PBHG Class shares of the International Fund as PBHG Class shares of the GTC Fund, based upon their respective net asset values, to provide for the reclassification of all authorized but unissued PBHG Class shares and all Advisor Class shares of International Fund as authorized shares of the Company without further designation, to provide for transfer of assets and liabilities from the International Fund to the GTC Fund, and to provide for the crediting of shares of the GTC Fund to the account of shareholders of the International Fund, all in the manner provided in paragraph 1.

     3. Effective Time of the Reorganization. The reorganization of the International Fund contemplated by this Plan of Reorganization shall occur on January 25, 2001, at 5:00 p.m. Eastern Time, or such other date and time as the officers of the Company shall determine (the "Effective Time").

     4. Approval of Shareholders. A meeting of the holders of the International Fund shares shall be duly called and constituted for the purpose of acting upon this Plan of Reorganization and the transactions contemplated herein, including approval of the amendment to the Charter of the Company described above. Approval by such shareholders of this Plan of Reorganization shall authorize the Company to take the actions required to effect the Plan of Reorganization.

     5. Conditions Precedent. The Company will consummate the Plan of Reorganization only after satisfaction of each of the following conditions:

          (a) The amendment to the Charter of the Company described in paragraph 2 shall have been filed with the Maryland Department of Assessments and Taxation specifying the Effective Time as the effective date thereof.

          (b) All consents, approvals, permits and authorizations required to be obtained from governmental authorities, including the Securities and Exchange Commission and state securities commissions, to permit the parties to carry out the transactions contemplated by this Plan of Reorganization shall have been received.

          (c) This Plan of Reorganization, the amendment to the Charter and related corporate matters shall have been approved by the shareholders of the International Fund at a special meeting by the affirmative vote of a majority of the total number of votes entitled to be cast.

          (d) The assets of the International Fund to be acquired by the GTC Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by the International Fund immediately prior to the reclassification. For purposes of this paragraph 5(d), any assets used by the International Fund to pay the expenses it incurs in connection with this Plan of Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the 1940 Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of the International Fund's business as a series of an open-end management investment company) after the commencement of negotiations regarding the Reorganization shall be included as assets of the International Fund held immediately prior to the reclassification.

          (e) The dividend or dividends described in the last sentence of paragraph 6(a) shall have been declared.

          (f) The Company shall have received an opinion of Ballard Spahr Andrews & Ingersoll, LLP ("BSA&I") to the effect that consummation of the transactions contemplated by this Plan of Reorganization will constitute a "reorganization" within the meanings of Section 368(a) of the Internal Revenue Code (the "Code"), and that the shareholders of the International Fund will recognize no gain or loss to the extent that they receive shares of the GTC Fund in exchange for their shares of the International Fund in accordance with this Plan of Reorganization. In rendering such opinion, BSA&I may request and rely upon representations contained in certificates of officers of the Company and others, and the officers of the Company shall use their best efforts to make available such truthful certificates.

          (g) The Company shall have received an opinion of BSA&I, dated as of the Effective Time, addressed to and in form and substance satisfactory to the Company, to the effect that this Plan of Reorganization has been duly authorized and approved by all requisite action of the Company and the holders of the shares of the International Fund.

     At any time prior to the Effective Time, any of the foregoing conditions may be waived by the Company if, in the judgment of its Board of Directors, such waiver will not have a material adverse effect on the benefits intended under this Plan of Reorganization for the International Fund shareholders.

     6.   International Fund Tax Matters.

          (a) The International Fund has elected to be a regulated investment company under Subchapter M of the Code. The International Fund has qualified as such for each taxable year since inception and that has ended prior to the Effective Time and will have satisfied the requirements of
     Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending at the Effective Time. The International Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) ensure continued qualification of the International Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of the International Fund arising by reason of undistributed investment company taxable income or net capital gain, the International Fund will declare on or prior to the Effective Time to the shareholders of the International Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of the International Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended March 31, 2000 and for the short taxable year beginning on April 1, 2000 and ending at the Effective Time and (B) all of the International Fund's net capital gain recognized in its taxable year ended March 31, 2000 and in such short taxable year (after reduction for any capital loss carryover).

          (b) The International Fund has timely filed all tax returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the International Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the International Fund.

          (c) The fiscal year of the International Fund has not been changed for tax purposes since the date on which it commenced operations.

     7.   The GTC Fund Tax Matters.

          (a) The GTC Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The GTC Fund has qualified as such for each taxable year since inception that has ended prior to the Effective Time and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. The GTC Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

          (b) The GTC Fund has timely filed all returns required to be filed by it and all taxes with respect thereto have been paid. No deficiencies for any taxes have been proposed, assessed or asserted in writing by any taxing authority against the GTC Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a material adverse effect on the condition, financial or otherwise, property, assets or prospects of the GTC Fund.

          (c) The fiscal year of the GTC Fund has not been changed for tax purposes since the date on which it commenced operations.

     8. Termination. The Company may terminate this Plan of Reorganization with the approval of its Board of Directors at any time prior to the Effective Time, notwithstanding approval thereof by the International Fund shareholders if, in the judgment of the Board, proceeding with the Plan of Reorganization would be inadvisable.

     9. Further Assurances. The Company shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     10. Expenses. The International Fund and the GTC Fund shall each bear any expenses it incurs in connection with this Plan of Reorganization and the transactions contemplated hereby.

     This Plan of Reorganization was approved and adopted by the Board of Directors of The Company on the 13th day of November, 2000.

                              THE PBHG FUNDS, INC.

                              ARTICLES OF AMENDMENT


     THE PBHG FUNDS, INC., a Maryland corporation registered as an open-end investment company under the Investment Company Act of 1940, as amended, (hereinafter called the "Corporation"), hereby certifies to the State Department of Assessments and Taxation of Maryland (the "Department") that:

     FIRST: The Board of Directors of the Corporation has duly advised and adopted, and the shareholders of the PBHG International Fund ("International Fund") have duly approved, a Plan of Reorganization for International Fund, an investment portfolio of the Corporation, that provides for the filing of these Articles of Amendment pursuant to which: (i) the issued and outstanding PBHG Class shares of International Fund will be reclassified and changed into PBHG Class shares of PBHG Global Technology & Communications Fund ("GTC Fund"), another investment portfolio of the Corporation; and (ii) after such change, the authorized PBHG Class shares of International Fund (including the previously issued and outstanding shares which were changed into shares of GTC Fund) and the authorized Advisor Class of shares of International Fund will be reclassified as authorized shares of the Corporation without further designation or classification, on the following terms:

     (1) Reclassification and Change of Outstanding Shares. On the Effective Date of these Articles of Amendment all of the issued and outstanding PBHG Class shares of International Fund shall be changed into PBHG Class shares of GTC Fund currently authorized based upon their respective net asset values, and thereafter shall have the attributes of PBHG Class shares of GTC Fund;

     (2) Reclassification International Fund Shares. On the Effective Date of these Articles of Amendment all authorized but unissued shares of the International Fund shall be reclassified as authorized shares of the Corporation without further designation or classification;

     (3) Attribution of Assets and Liabilities. On the Effective Date of these Articles of Amendment the proportionate undivided interest in the net assets of the International Fund attributable to its PBHG Class shares shall become a part of the proportionate undivided interest in the net assets of the GTC Fund attributable to its PBHG Class shares and the expenses, costs, charges and reserves allocated to the PBHG Class shares of the International Fund immediately prior to the Effective Date shall become expenses, costs, charges and reserves of PBHG Class shares of the GTC Fund.

     (4) Shareholder Accounts. On the Effective Date of these Articles of Amendment each shareholder of record of PBHG Class shares of the International Fund will receive that number of PBHG Class shares of the GTC Fund having an aggregate net asset value equal to the aggregate net value of the assets of the PBHG Class shares of the International Fund held by such shareholder immediately prior to the Effective Date.

     The charter of the Corporation is hereby amended as provided in this Article

     First.

     SECOND: These Articles of Amendment are adopted under the authority contained in Section 2-602(b)(3) and Section 2-602(b)(8) of the Maryland General Corporation Law (the "MGCL"). The amendments to the Charter of the Corporation set forth herein were duly advised and adopted by the Board of Directors of the Corporation, and duly approved by the stockholders of the Corporation entitled to vote thereon, as required by law.

     THIRD: The amendments to the Charter set forth herein do not increase the authorized stock of the Corporation.

     FOURTH: The Effective Date of these Articles of Amendment shall be January 26, 2001, at 5:00 p.m. Eastern Time.

     The undersigned President acknowledges these Articles of Amendment to be the corporate act of the Corporation and states that to the best of his knowledge, information and belief, the matters and facts set forth in these Articles of Amendment with respect to authorization and approval are true in all material respects and that this statement is made under the penalties for perjury.

     IN WITNESS WHEREOF, THE PBHG FUNDS, INC. has caused these Articles of Amendment to be executed in its name and on its behalf by its President and witnessed by its Secretary on December ___, 2000.

                                               THE PBHG FUNDS, INC.
Witness:


---------------------------                    ------------------------------
John M. Zerr                                   Gary L. Pilgrim
Secretary                                      President

                                                                     APPENDIX I

[PBHG LOGO OMITTED]
THE PBHG FUNDS, INC.

PROSPECTUS
July 31, 2000
(as Supplemented October 16, 2000)

PBHG Growth Fund
PBHG Emerging Growth Fund
PBHG Large Cap Growth Fund
PBHG Select Equity Fund
PBHG Core Growth Fund
PBHG Limited Fund
PBHG Large Cap 20 Fund
PBHG New Opportunities Fund
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund
PBHG Focused Value Fund
PBHG International Fund
PBHG Cash Reserves Fund
PBHG Technology & Communications Fund
PBHG Strategic Small Company Fund
PBHG Global Technology & Communications Fund



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

[This page intentionally left blank]

AN INTRODUCTION TO THE PBHG FUNDS(R) AND THIS PROSPECTUS
The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This prospectus offers PBHG Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

     o PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

     o Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub advisers, see page 61 of the prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

[This page intentionally left blank]

CONTENTS
FUND SUMMARIES
--------------------------------------------------------------------------------

                     PBHG Growth Fund ................................   4
                     PBHG Emerging Growth Fund .......................   7
                     PBHG Large Cap Growth Fund ......................  10
                     PBHG Select Equity Fund .........................  13
                     PBHG Core Growth Fund ...........................  16
                     PBHG Limited Fund ...............................  19
                     PBHG Large Cap 20 Fund ..........................  22
                     PBHG New Opportunities Fund .....................  25
                     PBHG Large Cap Value Fund .......................  27
                     PBHG Mid-Cap Value Fund .........................  30
                     PBHG Small Cap Value Fund .......................  33
                     PBHG Focused Value Fund .........................  36
                     PBHG International Fund .........................  38
                     PBHG Cash Reserves Fund .........................  41
                     PBHG Technology & Communications Fund ...........  44
                     PBHG Strategic Small Company Fund ...............  48
                     PBHG Global Technology &
                          Communications Fund ........................  51

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
                     Risks & Returns .................................  54

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------
                     The Investment Adviser ..........................  60
                        Pilgrim Baxter & Associates, Ltd.
                     The Sub-Advisers ................................  61
                        Pilgrim Baxter Value Investors, Inc.
                        ("Value Investors")
                        Murray Johnstone International Limited
                        ("Murray Johnstone")
                        Wellington Management Company, Ltd.
                        ("Wellington Management")

YOUR INVESTMENT
--------------------------------------------------------------------------------
                     Pricing Fund Shares .............................  65
                     Buying Shares ...................................  66
                     Selling Shares ..................................  67
                     General Policies ................................  68
                     Distribution & Taxes ............................  71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                     Financial Highlights ............................  72

PBHG Growth Fund

[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with capital appreciation.


[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.



[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

4  PBHG GROWTH FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS

[BAR CHART OMITTED]
1990   -9.64%
1991   51.63%
1992   28.39%
1993   46.71%
1994   4.75%
1995   50.35%
1996   9.82%
1997   -3.35%
1998   0.59%
1999   92.45%

The Fund's year-to-date return as of 6/30/00 was 13.42%.

BEST QUARTER:     Q4 1999   64.55%
WORST QUARTER:    Q3 1990  -29.05%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                             Past 1 Year      Past 5 Years      Past 10 Years
--------------------------------------------------------------------------------
 PBHG CLASS                    92.45%            25.31%            23.64%
 Russell 2000 Growth Index     43.10%            18.99%            13.51%

 Note: The inception date of the Growth Fund was December 19, 1985.

PBHG GROWTH FUND 5

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.38%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.23%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 Year        3 Years         5 Years      10 Years
--------------------------------------------------------------------------------
  PBHG Class             $125           $390            $676         $1,489

6 PBHG GROWTH FUND

PBHG Emerging Growth Fund

[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG EMERGING GROWTH FUND  7

[GRAPHIC OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITED]
1994   23.78%
1995   48.45%
1996   17.08%
1997   -3.67%
1998   3.00%
1999   48.34%

The Fund's year-to-date return as of 6/30/00 was 13.20%.

BEST QUARTER:     Q4 1999       45.85%
WORST QUARTER:    Q1 1997      -20.51%

 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                              Since Inception
                             Past 1 Year       Past 5 Years       (6/14/93)
--------------------------------------------------------------------------------
 Emerging Growth Fund            48.34%          20.67%            24.48%
 Russell 2000 Growth Index       43.10%          18.99%            15.74%*

* The since inception return for the Russell 2000 Growth Index was calculated from May 31, 1993.

 8  PBHG EMERGING GROWTH FUND

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.39%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.24%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $126             $393             $681            $1,500

PBHG EMERGING GROWTH FUND  9

PBHG Large Cap Growth Fund
[GRAPHIC OMITTED] GOAL
The Fund seeks to provide investors with long-term growth of capital.


[GRAPHIC OMITTED] MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED] MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

10  PBHG LARGE CAP GROWTH FUND

[GRAPHIC OMITTED] PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   23.40%
1997   22.36%
1998   30.42%
1999   67.06%
The Fund's year-to-date return as of 6/30/00 was 20.01%.

BEST QUARTER:     Q4 1999    59.55%
WORST QUARTER:    Q3 1998   -13.69%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                          Since Inception
                                            Past 1 Year       (4/5/95)
--------------------------------------------------------------------------------
 Large Cap Growth Fund                         67.06%           36.81%
 S&P 500(R) Index                              21.04%           27.74%*

*The since inception return for the S&P 500[R] Index was calculated from March 31, 1995.

 PBHG LARGE CAP GROWTH FUND  11

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.75%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.42%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.17%
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $119             $372             $644            $1,420

12  PBHG LARGE CAP GROWTH FUND

PBHG Select Equity Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return than a more widely diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a more widely diversified fund. The value of your investment in the Fund will go up and down, which means you could lose money. The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG SELECT EQUITY FUND  13

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   27.99%
1997   6.84%
1998   19.02%
199    160.89%

The Fund's year-to-date return as of 6/30/00 was 28.33%.
BEST QUARTER:     Q4 1999  130.62%
WORST QUARTER:    Q3 1998  -18.80%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year           (4/5/95)
--------------------------------------------------------------------------------
 Select Equity Fund                       160.89%               49.62%
 S&P 500(R) Index                          21.04%               27.74%*

* The since inception return for the S&P 500(R) Index was calculated from March 31, 1995.

 14  PBHG SELECT EQUITY FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.33%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.18%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
  YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $120             $375             $649            $1,432

PBHG SELECT EQUITY FUND  15

PBHG Core Growth Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with capital appreciation.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

16  PBHG CORE GROWTH FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index is a widely recognized, unmanaged index that measures the performance of the 800 smallest issuers in the Russell 1000 Index with greater-than-average growth characteristics. The Russell 1000 Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   32.80%
1997   -9.71%
1998   7.42%
1999   97.59%

The Fund's year-to-date return as of 6/30/00 was 17.49%.

BEST QUARTER:     Q4 1999  54.71%
WORST QUARTER:    Q1 1997 -22.14%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (12/29/95)
--------------------------------------------------------------------------------
 Core Growth Fund                        97.59%                26.33%
 Russell Midcap Growth Index             51.30%                26.58%

 PBHG CORE GROWTH FUND  17

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.48%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.33%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $135             $421             $729            $1,601

18  PBHG CORE GROWTH FUND

PBHG Limited Fund
THIS FUND IS CURRENTLY OFFERED ONLY TO EXISTING SHAREHOLDERS. EXISTING SHAREHOLDERS MAY OPEN NEW ACCOUNTS, PROVIDED THAT ANY NEW ACCOUNT IS REGISTERED IN THE SAME NAME OR HAS THE SAME SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER AS THE EXISTING SHAREHOLDER'S ACCOUNT.


[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $250 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500(R) Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG LIMITED FUND  19

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth characteristics. The Russell 2000 Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   16.07%
1998   13.05%
1999   71.70%
The Fund's year-to-date return as of 6/30/00 was 19.94%.

BEST QUARTER:     Q4 1999  49.84%
WORST QUARTER:    Q1 1997 -18.03%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year           (6/28/96)
--------------------------------------------------------------------------------
 Limited Fund                             71.70%               29.79%
 Russell 2000 Growth Index*               43.10%               14.91%
* The since inception returns for the Russell 2000 Growth Index was calculated as of June 30, 1996.

 20 PBHG LIMITED FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
SHAREHOLDER FEES                            NONE
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.32%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.32%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $134             $418             $723            $1,590

PBHG LIMITED FUND  21

PBHG Large Cap 20 Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. The value of your investment in the Fund will go up and down, which means you could lose money. The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

22 PBHG LARGE CAP 20 FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   32.96%
1998   67.83%
1999   102.94%

The Fund's year-to-date return as of 6/30/00 was 12.03%.
BEST QUARTER:     Q4 1999  75.65%
WORST QUARTER:    Q1 1997  -5.90%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (11/29/96)
--------------------------------------------------------------------------------
 Large Cap 20 Fund                       102.94%               62.25%
 S&P 500(R)Index*                         21.04%               25.91%

 * The since inception returns for the S&P 500(R) Index was calculated as of November 30, 1996.

 PBHG LARGE CAP 20 FUND  23

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.38%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.23%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.


[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $125             $390             $676            $1,489

24 PBHG LARGE CAP 20 FUND

PBHG New Opportunities Fund
THIS FUND IS CURRENTLY OFFERED ONLY TO THE FOLLOWING INVESTORS: (1) SUBSEQUENT INVESTMENTS BY PERSONS WHO WERE SHAREHOLDERS ON OR BEFORE NOVEMBER 12, 1999; (B) NEW AND SUBSEQUENT INVESTMENTS MADE BY CERTAIN CLIENTS AND EMPLOYEES OF PILGRIM BAXTER AND ITS AFFILIATES; AND (C) NEW AND SUBSEQUENT INVESTMENTS BY CERTAIN PENSIONS PLANS.

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with capital appreciation.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and when to sell them for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund's emphasis on certain sectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments. The Fund may emphasize companies with market capitalizations under $1 billion, so it may be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG NEW OPPORTUNITIES FUND  25

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.34%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.34%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.




[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
1 Year           3 Years             5 Years          10 Years
--------------------------------------------------------------------------------
$136              $425                $734              $1,613

26  PBHG NEW OPPORTUNITIES FUND

PBHG Large Cap Value Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG LARGE CAP VALUE FUND  27

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   25.62%
1998   34.74%
1999   11.06%

The Fund's year-to-date return as of 6/30/00 was 7.84%.

BEST QUARTER:     Q4 1998  28.21%
WORST QUARTER:    Q3 1998  -7.94%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
 Large Cap Value Fund                      11.06%               23.41%
 S&P 500(R)Index                           21.04%               27.56%

 28  PBHG LARGE CAP VALUE FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.65%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.46%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.11%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $113             $353             $612            $1,352

PBHG LARGE CAP VALUE FUND  29

PBHG Mid-Cap Value Fund


[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Midcap 400 Index. Currently, the companies in the S&P Midcap 400 Index have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P Midcap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P Midcap 400 Index.

[GRAPHIC OMITTED]  Main Investment Risks
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.
Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, risks, please refer to the More About the Funds section beginning on page 54.

30  PBHG MID-CAP VALUE FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P Midcap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1998   27.84%
1999   21.72%

The Fund's year-to-date return as of 6/30/00 was 16.72%.
BEST QUARTER:     Q4 1998     30.07%
WORST QUARTER:    Q3 1998    -12.52%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                          Past 1 Year         (4/30/97)
--------------------------------------------------------------------------------
 Mid-Cap Value Fund                         21.72%             34.37%
 S&P Midcap 400 Index                       14.72%             24.34%
 S&P Midcap 400/BARRA Value Index            2.32%             13.69%

 PBHG MID-CAP VALUE FUND  31

[GRAPHIC OMITTED] FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.59%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.44%*
--------------------------------------------------------------------------------
  * THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
  YOUR COST OVER
--------------------------------------------------------------------------------
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $147             $456             $787            $1,724

32  PBHG MID-CAP VALUE FUND

PBHG Small Cap Value Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under  normal  market  conditions,  the Fund  invests  at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000 Index.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.
The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG SMALL CAP VALUE FUND  33

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000 Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1998   1.13%
1999   18.63%

The Fund's year-to-date return as of 6/30/00 was 28.12%.

 BEST QUARTER:    Q4 1998     24.20%
 WORST QUARTER:   Q3 1998    -21.59%


--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year           (4/30/97)
--------------------------------------------------------------------------------
 Small Cap Value Fund                     18.63%               23.15%
 Russell 2000 Index                       21.26%               17.02%
 Russell 2000 Value Index                 -1.49%                7.07%

 34  PBHG SMALL CAP VALUE FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.58%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.58%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.08%
  Net Expenses                              1.50%*
--------------------------------------------------------------------------------
* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WOULD HAVE PAID AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $153             $491             $853            $1,872

PBHG SMALL CAP VALUE FUND  35

PBHG Focused Value Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. The value of your investment in the Fund will go up and down, which means you could lose money. The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]
For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.



36  PBHG FOCUSED VALUE FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.70%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.55%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.05%
  Net Expenses                              1.50%*
--------------------------------------------------------------------------------
  * THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN THIS FUND FOR THE CURRENT FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
1 Year            3 Years           5 Years            10 Years
--------------------------------------------------------------------------------
$153               $485              $840               $1,841

PBHG FOCUSED VALUE FUND  37

PBHG International Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. Currently, the Fund principally focuses its investments in those countries represented in the Morgan Stanley Capital International Europe Australia and Far East Index. Nonetheless, more than 25% of the Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community. The Fund may sell a security for a variety of reasons, such as to invest in another company or country offering superior investment opportunities.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The foreign equity securities in the Fund may never reach what Murray Johnstone believes are their full capital appreciation potential and may go down in price.


Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries economies are less well developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

38  PBHG INTERNATIONAL FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe Australia and Far East Index (MSCIEAFE). The MSCI EAFE is a widely recognized, unmanaged index that tracks the performance of 60% of the publicly traded companies in Europe, Australia and the Far East. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1995    2.05%
1996   12.66%
1997    3.48%
1998   12.74%
1999   26.51%

The Fund's year-to-date return as of 6/30/00 was -10.54%.

BEST QUARTER:     Q4 1999     20.13%
WORST QUARTER:    Q3 1998    -12.24%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                         Past 1 Year      Past 5 Years        (6/15/94)
--------------------------------------------------------------------------------
International  Fund        26.51%           11.15%              9.58%
MSCI EAFE Index            26.96%           12.83%             11.42%*

*The since  inception  return for the MSCI EAFE Index was calculated  from June
 30, 1994.

PBHG INTERNATIONAL FUND 39

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            1.00%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           2.00%*
--------------------------------------------------------------------------------
* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 2.25%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 2.25%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.



[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of inve sting in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $203             $627            $1,078           $2,327

40  PBHG INTERNATIONAL FUND

PBHG Cash Reserves Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.


[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG CASH RESERVES FUND  41

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                           CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996   4.91%
1997   5.08%
1998   5.00%
1999   4.60%

The Fund's year-to-date return as of 6/30/00 was 2.75%.

--------------------------------------------------------------------------------
 BEST QUARTER:    Q4 1997      1.28%
 WORST QUARTER:   Q2 1999      1.06%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                                                           Since Inception
                                          Past 1 Year         (4/4/95)
--------------------------------------------------------------------------------
Cash Reserves Fund                           4.60%              4.98%
Lipper Money Market Funds Average            4.49%              4.91%*

* The since inception return for the Lipper Money Market Funds Average was calculated from March 31, 1995.

TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-433-0051.

42  PBHG CASH RESERVES FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE

  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.30%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.39%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           0.69%
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER

    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
      $70             $221             $384             $859

PBHG CASH RESERVES FUND  43

PBHG Technology & Communications Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more that if the Fund did not concentrate its investments.

44  PBHG TECHNOLOGY & COMMUNICATIONS FUND

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

PBHG TECHNOLOGY & COMMUNICATIONS FUND  45

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1996    54.42%
1997     3.32%
1998    26.00%
1999   243.89%

The Fund's year-to-date return as of 6/30/00 was 16.53%.

--------------------------------------------------------------------------------
BEST QUARTER:     Q4 1999    111.54%
WORST QUARTER:    Q4 1997    -17.42%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                            Past 1 Year       (9/29/95)
--------------------------------------------------------------------------------
Technology & Communications Fund              243.89%           63.29%
Soundview Technology Index                    129.79%           45.68%*

* The since inception return for the Soundview Technology Index was September 30, 1995.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

46  PBHG TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           0.85%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.34%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.19%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $121             $378             $654            $1,443

PBHG TECHNOLOGY& COMMUNICATIONS FUND  47

PBHG Strategic Small Company Fund

[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with growth of capital.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.


[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

48  PBHG STRATEGIC SMALL COMPANY FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          CALENDAR YEAR TOTAL RETURNS
[BAR CHART OMITTED]
1997   25.67%
1998    2.13%
1999   51.79%

The Fund's year-to-date return as of 6/30/00 was 26.40%.

--------------------------------------------------------------------------------
BEST QUARTER:     Q4 1999     36.16%
WORST QUARTER:    Q3 1998    -23.48%

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                           Since Inception
                                        Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
 Strategic Small Company Fund             51.79%               24.89%
 Russell 2000 Index                       21.26%               13.08%

PBHG STRATEGIC SMALL COMPANY FUND 49

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. The expenses listed below are based on the Fund's last fiscal year, ended March 31, 2000

--------------------------------------------------------------------------------
FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.00%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.55%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           1.55%
--------------------------------------------------------------------------------
  Fee Waiver (and/or Expense Reimbursement) 0.05%
  Net Expenses                              1.50%*
--------------------------------------------------------------------------------
* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU WILL PAY AS AN INVESTOR IN THIS FUND FOR THE CURRENT FISCAL YEAR ENDING MARCH 31, 2001. THAT'S BECAUSE FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 1.50%. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 1.50%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
    1 Year           3 Years          5 Years         10 Years
--------------------------------------------------------------------------------
     $153             $485             $840            $1,841

50  PBHG STRATEGIC SMALL COMPANY FUND

PBHG Global Technology & Communications Fund


[GRAPHIC OMITTED]  GOAL
The Fund seeks to provide investors with long-term growth of capital.


[GRAPHIC OMITTED]  MAIN INVESTMENT STRATEGIES
Under normal market conditions, the Fund, a non-diversified fund, will invest at least 65% of its total assets in common stocks of U.S. and non-U.S. companies and American Depository Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated which means it will invest 25% or more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC OMITTED]  MAIN INVESTMENT RISKS
The Fund is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a more diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND  51

The Fund is concentrated which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in specific industries within the technology and communications sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund will go up and down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more under-developed, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.



[GRAPHIC OMITTED] For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 54.

52  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC OMITTED]  PERFORMANCE INFORMATION
Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC OMITTED]  FEES AND EXPENSES
This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets. Since the Fund commenced operations on June 1, 2000, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

--------------------------------------------------------------------------------
  FEES AND EXPENSES TABLE
  SHAREHOLDER FEES                          None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  Management Fees                           1.50%
  Distribution and/or Service (12b-1) Fees  None
  Other Expenses                            0.50%
--------------------------------------------------------------------------------
  Total Annual Operating Expenses           2.00%*
--------------------------------------------------------------------------------
* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2001. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2001, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 2.15%. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES ARE LESS THAN 2.15%, THE FUND'S BOARD OF DIRECTORS MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2000.

[GRAPHIC OMITTED]  EXAMPLE
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
YOUR COST OVER
                        1 YEAR                 3 YEARS
--------------------------------------------------------------------------------
                         $203                    $627

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND 53

                                                            MORE ABOUT THE FUNDS

[LOGO OMITTED] RISKS AND RETURNS
This section takes a closer look at the investment strategies that make up each Fund's risk and return characteristics.

In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/return characteristics. These investments, the Funds' main investment strategies and their risk/return characteristics are described in the table set forth on the following pages. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those non-principal investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

--------------------------------------------------------------------------------
SECURITIES
Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone maintain a long-term investment approach and focus on securities they believe can appreciate over an
extended  time  frame,   regardless  of  interim   fluctuations.

Under normal circumstances, each Fund (except the Cash Reserves Fund) intends to remain fully invested, with at least 65% of its total assets in securities.

Pilgrim Baxter, Value Investors and Murray Johnstone focus their active management on securities selection, the area they believe their commitment to fundamental research can most enhance a Fund's performance.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

--------------------------------------------------------------------------------
GROWTH SECURITIES
Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES
Securities that Value Investors believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS
--------------------------------------------------------------------------------
See Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in the Fund may never reach what Value Investors believes are their full value and may even go down in price.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities.

In managing a Fund, Value Investors uses its own research, computer models and measures of value.

Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
See Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

--------------------------------------------------------------------------------
FOREIGN EQUITY SECURITIES
Securities of foreign issuers, including ADRs, EDRs and GDRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only that they are issued by a non-U.S. bank or a foreign branch of U.S. bank. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

These  risks  tend  to  be  greater  in  emerging  markets.  As  a  result,  the
International   Fund's   investments  in  emerging  markets  may  be  considered
speculative.

The adoption of the euro as the common currency of the European Economic an Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

FOREIGN EQUITY SECURITIES CONTINUED.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Murray Johnstone, in managing the International Fund, and Pilgrim Baxter, in managing the Global Technology &Communications Fund, each seek to invest in companies with strong growth potential in those countries with the best investment opportunities.

Every other Fund does not invest in emerging markets and limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. as follows: Growth, Emerging Growth, Large Cap Growth, Select Equity, Limited, Large Cap 20, New Opportunities, Technology & Communications: 10% and Core Growth, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company: 15%. ADRs are not included in these limits.

--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS
High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes) commercial paper, corporate obligations (including asset backed securities) government obligations (such as U.S. Treasury, agency or foreign government securities) short-term obligations issued by state and local governments and repurchase agreements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money  market  instruments  in the Cash  Reserve  Fund may never  reach what
Pilgrim  Baxter  and  Wellington   Management  believe  are  their  full  income
potential.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks.

--------------------------------------------------------------------------------
SMALL AND MEDIUM SIZED COMPANY SECURITIES

POTENTIAL RISKS
--------------------------------------------------------------------------------
Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
See Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

--------------------------------------------------------------------------------
TECHNOLOGY ORCOMMUNICATIONS COMPANY SECURITIES
Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS
--------------------------------------------------------------------------------
Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Except for the Technology & Communications Fund and Global Technology &Communications Fund, each Fund seeks to strike a balance among the industries in which it invests so that no one industry dominates the Fund's investments.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

--------------------------------------------------------------------------------
OTC SECURITIES
Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS
--------------------------------------------------------------------------------
OTC securities are not traded as often as securities listed on an exchange. So, if the Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
Pilgrim Baxter, Value Investors and Murray Johnstone use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES
Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Fund has valued them.

POTENTIAL RISKS
--------------------------------------------------------------------------------
A Fund may have difficulty  valuing these  securities  precisely.

A Fund may be unable to sell these securities at the time or price it desires.

POLICIES TO BALANCE RISK AND RETURN
--------------------------------------------------------------------------------
The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

POTENTIAL RETURNS
--------------------------------------------------------------------------------
Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

THE INVESTMENT ADVISER & SUBADVISERS

[LOGO OMITTED] THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, PA 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $23 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund, Murray Johnstone as sub-adviser for the International Fund and Wellington Management as sub-adviser for the Cash Reserves Funds. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.


--------------------------------------------------------------------------------
INVESTMENT PROCESS

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

[LOGO OMITTED]
THE SUB-ADVISERS


Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $680 million for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Murray Johnstone International Limited, 11 West Nile Street, Glasgow, Scotland is a U.S. registered investment adviser. Founded in 1989, Murray Johnstone currently manages more than $6 billion for institutional clients worldwide.

The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone identifies individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country offers superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2000, Wellington Management held discretionary management authority with respect to more than $253 billion of assets.

In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Directors.

For the fiscal year ended March 31, 2000, Pilgrim Baxter waived a portion of its fee for the Small Cap Value, Focused Value and Strategic Small Company Funds, so that the effective management fee paid by each Fund was as follows:

 Growth Fund                 0.85%     Large Cap Value Fund              0.65%
 Emerging Growth Fund        0.85%     Mid-Cap Value Fund                0.85%
 Large Cap Growth Fund       0.75%     Small Cap Value Fund              0.92%
 Select Equity Fund          0.85%     Focused Value Fund                0.80%
 Core Growth Fund            0.85%     International Fund                1.00%
 Limited Fund                1.00%     Cash Reserves Fund                0.30%
 Large Cap 20 Fund           0.85%     Technology &
 New Opportunities Fund      1.00%     Communications Fund               0.85%
                                       Strategic Small Company Fund      0.95%


The Global Technology & Communications Fund did not begin investment operations until June 1, 2000. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.5% of the Fund's average daily net assets.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Fund.

GROWTH FUND/NEW OPPORTUNITIES FUND
Gary L. Pilgrim, CFA has managed the Growth Fund since its inception in 1985. He has managed the New Opportunities Fund since April 21, 2000. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter and has been a growth stock manager for over 30 years.


LARGE CAP GROWTH FUND/LARGE CAP 20 FUND/SELECT EQUITY FUND
Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Equity Fund since April 24, 2000. Mr. Sutton joined Pilgrim Baxter in October 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


LIMITED FUND/EMERGING GROWTH FUND
Erin A. Piner has managed the Limited Fund since October, 1998. She has managed the Emerging Growth Fund since January 2000. Ms. Piner joined Pilgrim Baxter in 1995 as an equity analyst. Prior to joining Pilgrim Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.

SMALL CAP VALUE FUND/MID-CAP VALUE FUND/FOCUSED VALUE FUND
Jerome J. Heppelmann, CFA, has managed the Small Cap Value, Mid-Cap Value, and Focused Value Funds since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

LARGE CAP VALUE FUND
Raymond J. McCaffrey, CFA, has managed the Large Cap Value Fund since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His 11 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

INTERNATIONAL FUND
Andrew V. Preston has managed this Fund since April, 1999. He co-managed this Fund from July, 1995 through April, 1999. Mr. Preston joined Murray Johnstone International Limited in 1985 and has served as a portfolio manager and director since 1993.

TECHNOLOGY & COMMUNICATIONS FUND/CORE GROWTH FUND
Jeffrey A. Wrona, CFA has managed the Technology & Communications Fund since May, 1999. He co-managed this Fund from May, 1998 through May, 1999. Mr. Wrona has managed the Core Growth Fund since May, 1999. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

STRATEGIC SMALL COMPANY FUND
James M. Smith, CFA has co-managed this Fund since its inception in 1996. He manages the growth portion of this Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 20 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and Focused Value Funds. Mr. Heppelmann has co-managed this fund since June, 1999.

CASH RESERVES FUND
John C. Keogh has managed this Fund since its inception in 1995. Mr. Keogh joined Wellington Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.

GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
Michael K. Ma has managed the Fund since its inception on May 31, 2000. Mr. Ma joined Pilgrim Baxter in October 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an Equity Research Analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years as a Portfolio Manger and Research Assistant with United States Trust Company of New York, first as a research assistant and then after 1994 as a portfolio manager.

                                                                 YOUR INVESTMENT

[LOGO OMITTED]
PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments are priced at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S.
dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.


--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

[LOGO OMITTED] BUYING SHARES
You may purchase shares of each fund directly through the Fund's transfer agent. Except for the Cash Reserve Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserve Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserve Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's board of directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the New York Stock Exchange is open.


You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

--------------------------------------------------------------------------------
 MINIMUM INVESTMENTS
                                                           Initial  Additional
--------------------------------------------------------------------------------
 REGULAR ACCOUNTS
 New Opportunities Fund 1                                  $10,000  no minimum
 Limited Fund1                                             $ 5,000  no minimum
 Strategic Small
   Company Fund                                            $ 5,000  no minimum
 Each Other Fund                                           $ 2,500  no minimum
 Uniform Gifts/Transfer
   to Minor Accounts                                       $   500  no minimum
 TRADITIONAL IRAS                                          $ 2,000  no minimum
 ROTH IRAS                                                 $ 2,000  no minimum
 EDUCATIONAL IRAS                                          $   500  no minimum
 SYSTEMATIC INVESTMENT                                     $   500     $25
   PLANS 2 (SIP)

 1 THE LIMITED AND NEW OPPORTUNITIES FUNDS ARE CURRENTLY CLOSED
   TO NEW INVESTORS.
 2 PROVIDED A SIP IS ESTABLISHED,  THE MINIMUM INITIAL  INVESTMENT FOR EACH FUND
   IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR MORE.

CONCEPTS TO UNDERSTAND
--------------------------------------------------------------------------------
Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT A PBHG SHAREHOLDER SERVICES REPRESENTATIVE OR A TAX ADVISOR.

[LOGO OMITTED] SELLING SHARES
You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

--------------------------------------------------------------------------------
LIMITATIONS ON SELLING SHARES BY PHONE

 Proceeds
 sent by                                        Minimum          Maximum
--------------------------------------------------------------------------------
 Check                                          no minimum       $50,000
                                                                 per day

 Wire*                                          no minimum       no maximum

 ACH                                            no minimum       no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

* WIRE FEE IS $10 PER FEDERAL RESERVE WIRE

WRITTEN REDEMPTION ORDERS
--------------------------------------------------------------------------------
Some circumstances require written sell orders along with signature guarantees. These include:
o Redemptions in excess of $50,000
o Requests to send proceeds to a different address or payee
o Requests to send proceeds to an address that has been changed within the last 30 days
o Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE
helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

[LOGO OMITTED] GENERAL POLICIES

o Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

o When placing a purchase, sale or exchange order through an authorized representative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Educational IRA accounts. This fee will be automatically charged to your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 66. For non-retirement accounts, the Fund, may upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days. Due to you redeeming or exchanging out of the Fund.

Statements and Reports that PBHG sends to you include the following:
o Confirmation Statements, Quarterly Account Statements, Prospectuses and Financial Reports.

     To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call PBHG at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact PBHG at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG's website (www.pbhgfunds.com).

EXCHANGES BETWEEN FUNDS

You may exchange some or all of your shares in a fund with any other fund identified in this prospectus. However, exchanges into the Limited Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors. Exchanges into the New Opportunities Fund may be made only by persons who were shareholders on or before November 12, 1999, the day this fund closed to new investors. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG fund may be made only four (4) times a year.

TO OPEN AN ACCOUNT

-----IN WRITING-----------------------------------------------------------------
 Complete the application.

 Mail your completed application  and a check to:
 The PBHG Funds, Inc.
 P.O. Box 219534
 Kansas City, Missouri  64121-9534

-----BY TELEPHONE---------------------------------------------------------------
Call us at 1-800-433-0051 to receive an account application and receive an account number.

WIRE  Have your bank send your investment to:
o United Missouri Bank of Kansas City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID  number
o Your account number

 Return the account application.

-----BY AUTOMATED CLEARING------------------------------------------------------
     HOUSE (ACH)*




-----VIA THE INTERNET-----------------------------------------------------------
o Visit the PBHG Funds website at http://www.pbhgfunds.com.
o Enter the "open account" screen and follow the instructions for completing an account application.

TO ADD TO AN ACCOUNT
--------------------------------------------------------------------------------
Fill out an investment slip:

Mail the slip and the check to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri  64121-9534

WIRE Have your bank send your investment to:
o United Missouri Bank of Kansas  City, N.A.
o ABA# 10-10-00695
o Account # 98705-23469
o Fund Name
o Your name
o Your Social Security or tax ID number
o Your account number

--------------------------------------------------------------------------------
o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.
o The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

--------------------------------------------------------------------------------
o Complete the bank information section on the account application.
o Enter the "Your Account" section of the website and follow the instructions for purchasing shares.

TO SELL SHARES

-----BY MAIL--------------------------------------------------------------------

Write a letter of instruction that includes:
o your name(s) and signature(s)
o your account number
o the fund name
o the dollar amount your wish to sell
o how and where to send the proceeds

If required, obtain a signature guarantee (see "Selling Shares")

Mail your request to:
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, Missouri 64121-9534


-----SYSTEMATIC WITHDRAW PLAN---------------------------------------------------

Permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account

 o Complete the applicable section on the account application

 Note:  Must maintain a minimum account balance of $5,000 or more.


-----CHECK WRITING--------------------------------------------------------------

Check Writing is offered to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 1-800-433-0051 and request a Signature Card.


-----BY TELEPHONE---------------------------------------------------------------

Sales orders may be placed by telephone provided this option was selected on your account application. Please call 1-800-433-0051.

Note: sales from IRA accounts may not be made by telephone and must be made in writing.


-----ACH------------------------------------------------------------------------

o Complete the bank information section on the account application.
o Attach a voided check or deposit slip to the account application.

Note: sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.


-----WIRE-----------------------------------------------------------------------

Sale proceeds may be wired at your request. Be sure the Fund has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

[LOGO OMITTED] DISTRIBUTION AND TAXES
Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS
--------------------------------------------------------------------------------
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

--------------------------------------------------------------------------------
TAXABILITY OF DISTRIBUTIONS

 Type of                  Tax rate for                  Tax rate for
 Distribution             15% bracket                   28% bracket
--------------------------------------------------------------------------------

 Dividends                Ordinary income rate          Ordinary income rate

 Short-term
   Capital Gains          Ordinary income rate          Ordinary income rate

 Long-term
   Capital Gains          10%                           20%

[LOGO OMITTED] FINANCIAL HIGHLIGHTS
A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD ENDED MARCH 31:



                 Net                Realized and                                 Net
                Asset       Net      Unrealized  Distributions  Distributions   Asset
                Value    Investment   Gains or      from Net       from         Value
              Beginning    Income     (Losses)     Investment     Capital        End
              of Period    (Loss)   on Securities    Income        Gains      of Period
-----------------------------------------------------------------------------------------


----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2000 2       $24.51     $(0.33)       $36.14         --         $(1.59)       $58.73
  1999 2        28.23      (0.24)        (3.48)        --             --         24.51
  1998          21.06      (0.26)         7.43         --             --         28.23
  1997          25.30      (0.10)        (4.14)        --             --         21.06
  1996          16.70      (0.06)         8.66         --             --         25.30

  PBHG ADVISOR CLASS
  2000 2       $24.35     $(0.42)       $35.85         --         $(1.59)       $58.19
  1999 2        28.12      (0.30)        (3.47)        --             --         24.35
  1998          21.03      (0.15)         7.24         --             --         28.12
  1997 1        25.42      (0.06)        (4.33)        --             --         21.03
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2000 2       $20.61     $(0.21)       $20.76         --         $(1.16)       $40.00
  1999 2        25.83      (0.18)        (4.96)        --          (0.08)        20.61
  1998          19.26      (0.24)         6.81         --             --         25.83
  1997          23.07      (0.11)        (2.87)        --          (0.83)        19.26
  1996          16.10      (0.07)         8.03         --          (0.99)        23.07

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2       $24.57     $(0.23)       $21.32         --         $(7.29)       $38.37
  1999 2        22.69      (0.16)         3.53         --          (1.49)        24.57
  1998          14.26      (0.19)         8.82         --          (0.20)        22.69
  1997          14.53      (0.05)        (0.21)        --          (0.01)        14.26
  1996 4        10.00      (0.03)         4.97         --          (0.41)        14.53

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  2000 2       $25.93     $(0.34)       $58.71         --         $(6.49)       $77.81
  1999 2        24.15      (0.21)         1.99         --             --         25.93
  1998          15.91      (0.44)         8.68         --             --         24.15
  1997          17.27      (0.13)        (1.03)        --          (0.20)        15.91
  1996 4        10.00      (0.05)         7.68         --          (0.36)        17.27

                                                                          Ratio
                                                Ratio                     of Net
                                                of Net       Ratio      Investment
                        Net                   Investment  of Expenses  Income (Loss)
                       Assets      Ratio        Income     to Average   to Average
                        End      of Expenses    (Loss)     Net Assets   Net Assets  Portfolio
             Total   of Period   to Average   to Average  (Excluding   (Excluding    Turnover
            Return     (000)     Net Assets   Net Assets    Waivers)     Waivers)     Rate
-------------------------------------------------------------------------------------------


----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  2000 2   148.57%   $6,465,234     1.23%       (0.90)%       1.23%       (0.90)%    107.73%
  1999 2   (13.18)%   3,228,740     1.32%       (0.99)%       1.32%       (0.99)%     80.51%
  1998      34.05 %   5,338,380     1.26%       (0.74)%       1.26%       (0.74)%     94.21%
  1997     (16.76)%   4,634,138     1.25%       (0.69)%       1.25%       (0.69)%     64.89%
  1996      51.50 %   3,298,666     1.48%       (0.79)%       1.48%       (0.79)%     44.64%

  PBHG ADVISOR CLASS
  2000 2   147.98%     $143,937     1.48%       (1.15)%       1.48%       (1.15)%    107.73%
  1999 2   (13.41)%      66,235     1.57%       (1.24)%       1.57%       (1.24)%     80.51%
  1998      33.71 %      89,227     1.51%       (1.02)%       1.51%       (1.02)%     94.21%
  1997 1   (17.27)%+     12,991     1.53%*      (1.11)%*      1.53%*      (1.11)%*    64.89%
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  2000 2   101.33%   $1,336,938     1.24%       (0.76)%        1.24%       (0.76)%   141.81%
  1999 2   (19.91)%     736,008     1.34%       (0.80)%        1.34%       (0.80)%   101.53%
  1998      34.11 %   1,404,157     1.27%       (0.80)%        1.27%       (0.80)%    95.21%
  1997     (13.71)%   1,195,620     1.28%       (0.36)%        1.28%       (0.36)%    47.75%
  1996      50.16 %     689,705     1.47%       (0.42)%        1.47%       (0.42)%    97.05%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2    98.60%     $256,965     1.17%       (0.79)%        1.17%       (0.79)%   184.36%
  1999 2    15.90%      144,089     1.25%       (0.71)%        1.25%       (0.71)%    46.16%
  1998      60.80 %     145,662     1.22%       (0.79)%        1.22%       (0.79)%    46.56%
  1997      (1.77)%     119,971     1.23%       (0.47)%        1.23%       (0.47)%    51.70%
  1996 4    50.47 %*     53,759     1.50%*      (0.66)%*       2.07%*      (1.23)%*  116.75%

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  2000 2   240.82%   $1,691,298     1.18%       (0.68)%        1.18%       (0.68)%   200.56%
  1999 2     7.37%      235,904     1.34%       (0.90)%        1.34%       (0.90)%    56.59%
  1998      51.79 %     336,076     1.35%       (1.15)%        1.35%       (1.15)%    72.16%
  1997      (6.94)%     372,486     1.26%       (0.76)%        1.26%       (0.76)%    71.70%
  1996 4    77.75 %*    202,796     1.50%*      (0.74)%*       1.73%*      (0.97)%*  206.22%

--------------------------------------------------------------------------------
73

--------------------------------------------------------------------------------



                 Net                Realized and                                 Net
                Asset       Net      Unrealized  Distributions  Distributions   Asset
                Value    Investment   Gains or      from Net       from         Value
              Beginning    Income     (Losses)     Investment     Capital        End
              of Period    (Loss)   on Securities    Income        Gains      of Period
------------------------------------------------------------------------------------------


---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG Class
  2000 2       $14.06     $(0.20)       $16.39         --             --        $30.25
  1999 2        13.53      (0.14)         0.67         --             --         14.06
  1998          10.34      (0.33)         3.52         --             --         13.53
  1997          11.82      (0.09)        (1.39)        --             --         10.34
  1996 3        10.00      --             1.82         --             --         11.82

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  2000 2       $11.95     $(0.12)       $15.20         --         $(3.92)       $23.11
  1999 2        14.08      (0.10)        (1.45)        --          (0.58)        11.95
  1998           9.05      (0.10)         5.53         --          (0.40)        14.08
  1997 6        10.00       0.02         (0.93)    $(0.03)         (0.01)         9.05

----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2       $24.10     $(0.25)       $26.26         --         $(5.77)       $44.34
  1999 2        15.98      (0.12)         8.46         --          (0.22)        24.10
  1998           9.25      (0.07)         6.80         --             --         15.98
  1997 7        10.00      (0.01)        (0.73)    $(0.01)            --          9.25

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2       $16.47     $(0.71)       $85.60         --         $(3.17)       $98.19
  1999 10       13.52      (0.01)         2.96         --             --         16.47

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000         $13.85      $0.12         $1.78     $(0.08)        $(3.70)       $11.97
  1999          13.01       0.08          2.45      (0.10)         (1.59)        13.85
  1998          10.11       0.02          3.84      (0.06)         (0.90)        13.01
  1997 8        10.00       0.02          0.09         --             --         10.11
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  2000 2       $15.09     $(0.02)        $5.03         --         $(6.28)       $13.82
  1999          15.30     --              0.92         --          (1.13)        15.09
  1998 9        10.00      (0.01)         6.00         --          (0.69)        15.30

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2       $11.38     $(0.08)        $7.45         --             --        $18.75
  1999 2        15.38      (0.09)        (3.06)        --         $(0.85)        11.38
  1998 9        10.00      (0.03)         6.15         --          (0.74)        15.38

                                                                          Ratio
                                                Ratio                     of Net
                                                of Net       Ratio      Investment
                        Net                   Investment  of Expenses  Income (Loss)
                       Assets      Ratio        Income     to Average   to Average
                        End      of Expenses    (Loss)     Net Assets   Net Assets Portfolio
             Total   of Period   to Average   to Average  (Excluding   (Excluding   Turnover
            Return     (000)     Net Assets   Net Assets    Waivers)     Waivers)     Rate
--------------------------------------------------------------------------------------------


---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG Class
  2000 2   115.15%     $166,099     1.33%       (1.02)%       1.33%        (1.02)%   312.32%
  1999 2     3.92%       86,485     1.45%       (1.16)%       1.45%        (1.16)%   120.93%
  1998      30.85 %     165,510     1.35%       (1.07)%       1.35%        (1.07)%    72.78%
  1997     (12.52)%     283,995     1.36%       (0.77)%       1.36%        (0.77)%    46.75%
  1996 3    18.20 %+     31,092     1.50%*      (0.18)%*      2.92%*       (1.60)%*   17.00%

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  2000 2   137.27%     $155,130     1.32%       (0.76)%       1.32%        (0.76)%   107.78%
  1999 2   (11.01)%     108,011     1.40%       (0.81)%       1.40%        (0.81)%   111.07%
  1998      60.78 %     178,168     1.40%       (0.72)%       1.40%        (0.72)%    81.36%
  1997 6    (9.15)%+    137,520     1.42%*       0.33%*       1.42%*        0.33%*    75.46%

----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2   117.88%   $1,083,460     1.23%       (0.82)%       1.23%        (0.82)%   147.35%
  1999 2    52.52%      603,077     1.27%       (0.64)%       1.27%        (0.64)%    76.41%
  1998      72.76%      192,631     1.41%       (0.79)%       1.41%        (0.79)%    98.27%
  1997 7    (7.40)%+     69,819     1.50%*       0.17 %*      1.50%*        0.17 %*   43.98%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2   529.94%     $355,600     1.34%       (1.15)%      1.34%         (1.15)%   668.31%
  1999 10   21.82%+      16,742     1.50%*      (0.80)%*     1.59%*        (0.89)%*  109.43%

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000      14.25%      $32,922     1.11%        0.71%        1.11%         0.71%   1018.03%
  1999      20.29%       44,922     1.01%        0.59%        1.01%         0.59%    568.20%
  1998      39.47%       76,476     1.17%        0.98%        1.17%         0.98%    403.59%
  1997 8     1.10%+      26,262     1.50%*       1.61%*       1.74%*        1.37%*     0.00%
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  2000 2    42.21%      $60,690     1.44%       (0.15)%       1.44%        (0.15)%   742.57%
  1999       8.35%       56,981     1.33%        0.01%        1.33%         0.01%    732.73%
  1998 9    61.06%+      54,173     1.47%*      (0.17)%*      1.47%*       (0.17)%*  399.96%

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2    64.76%      $92,634     1.50%       (0.56)%      1.58%         (0.64)%   352.85%
  1999 2   (20.93)%      69,787     1.48%       (0.71)%      1.48%         (0.71)%   273.87%
  1998 9    62.27%+     125,834     1.49%*      (0.52)%*     1.49%*        (0.52)%*  263.04%

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------



                 Net                Realized and                                 Net
                Asset       Net      Unrealized  Distributions  Distributions   Asset
                Value    Investment   Gains or      from Net       from         Value
              Beginning    Income     (Losses)     Investment     Capital        End
              of Period    (Loss)   on Securities    Income        Gains      of Period
------------------------------------------------------------------------------------------


-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2       $10.46     $(0.01)        $8.93         --         $(0.87)       $18.51
  1999 10       10.32         --          0.14         --             --         10.46

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  2000 2       $11.60     $(0.08)        $2.30         --         $(0.88)       $12.94
  1999 11       12.04      (0.14)         0.29     $(0.17)         (0.42)        11.60
  1998          11.26      (0.03)         1.83         --          (1.02)        12.04
  1997          10.55         --          0.71         --             --         11.26
  1996           9.13      (0.04)         1.46         --             --         10.55

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000          $1.00      $0.05            --     $(0.05)            --         $1.00
  1999           1.00       0.05            --      (0.05)            --          1.00
  1998           1.00       0.05            --      (0.05)            --          1.00
  1997           1.00       0.05            --      (0.05)            --          1.00
  1996 4         1.00       0.05            --      (0.05)            --          1.00

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2       $27.59     $(0.54)       $62.84         --         $(4.87)       $85.02
  1999 2        19.27      (0.19)         8.80         --          (0.29)        27.59
  1998          14.63      (0.23)         5.72         --          (0.85)        19.27
  1997          12.48      (0.05)         2.55         --          (0.35)        14.63
  1996 5        10.00      (0.02)         2.50         --             --         12.48

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS

  2000 2       $10.54     $(0.13)       $10.18         --         $(1.25)       $19.34
  1999 2        12.89      (0.11)        (1.78)        --         $(0.46)        10.54
  1998           8.86      (0.11)         5.01         --          (0.87)        12.89
  1997 8        10.00         --         (1.14)        --             --          8.86

                                                                          Ratio
                                                Ratio                     of Net
                                                of Net       Ratio      Investment
                        Net                   Investment  of Expenses  Income (Loss)
                       Assets      Ratio        Income     to Average   to Average
                        End      of Expenses    (Loss)     Net Assets   Net Assets Portfolio
             Total   of Period   to Average   to Average  (Excluding   (Excluding   Turnover
            Return     (000)     Net Assets   Net Assets    Waivers)     Waivers)     Rate
--------------------------------------------------------------------------------------------
-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2    89.17%      $22,556     1.50%       (0.10)%       1.55%        (0.15)%   853.36%
  1999 10    1.36%+       3,658     1.50%*       0.09%*       2.67%*       (1.08)%*  173.09%

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  2000 2    19.29%      $11,382     2.00%       (0.62)%       2.00%        (0.62)%    90.17%
  1999 11    1.42%       12,220     1.97%       (0.35)%       1.97%        (0.35)%    59.74%
  1998      17.46%       20,905     2.00%       (0.13)%       2.00%        (0.13)%    85.94%
  1997       6.73%       21,265     2.22%       (0.32)%       2.22%        (0.32)%    74.82%
  1996      15.55%       11,243     2.25%       (0.22)%       3.03%        (1.00)%   140.26%

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000       4.81%     $579,458     0.69%        4.78%       0.69%          4.78%      n/a
  1999       4.84%      144,239     0.70%        4.72%       0.70%          4.72%      n/a
  1998       5.13%      117,574     0.68%        5.00%       0.68%          5.00%      n/a
  1997       4.89%      341,576     0.68%        4.79%       0.68%          4.79%      n/a
  1996 4     5.24%*      99,001     0.70%*       5.05%*      0.88%*         4.87%*     n/a

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2   233.99%   $3,843,946     1.19%       (0.96)%       1.19%        (0.96)%   362.38%
  1999 2    45.33%      536,405     1.34%       (0.96)%       1.34%        (0.96)%   276.07%
  1998      38.29%      495,697     1.30%       (0.91)%       1.30%        (0.91)%   259.89%
  1997      19.59%      493,156     1.33%       (0.59)%       1.33%        (0.59)%   289.91%
  1996 5    24.82%+      61,772     1.50%*      (0.50)%*      2.00%*       (1.00)%*  125.99%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS

  2000 2    99.74%      $75,225     1.50%       (0.93)%       1.55%        (0.98)%   240.55%
  1999 2   (14.52)%      48,029     1.50%       (0.97)%       1.54%        (1.01)%   140.89%
  1998      56.54 %     111,983     1.45%       (0.92)%       1.45%        (0.92)%   215.46%
  1997 8   (11.40)%+     61,382     1.50%*       0.18%*       1.50%*        0.18%*    88.88%

 * Annualized
 + Total returns and portfolio turnover have not been annualized.
 1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996.
 2 Per share calculations were performed using average shares for the period.
 3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
 4 The PBHG Large Cap Growth Fund,  the PBHG Select  Equity  Fund,  and the PBHG
   Cash Reserves Fund commenced operations on April 5, 1995.
 5 The PBHG Technology & Communications Fund commenced  operations on September
   29, 1995.
 6 The PBHG Limited Fund commenced operations on June 28, 1996.
 7 The PBHG Large Cap 20 Fund  commenced  operations on November 29, 1996.
 8 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund
   commenced operations on December 31, 1996.
 9 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations  April 30,  1997.
10 The PBHG New  Opportunities  Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
11 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.

Amounts designated as "--" are either $0 or have been rounded to $0.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
[LOGO OMITTED]
THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
SEC FILE NUMBER 811-04391


For investors who want more information about the funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more information about the funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS
Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

TO OBTAIN INFORMATION
--------------------------------------------------------------------------------
BY TELEPHONE
Call 1-800-433-0051

BY MAIL
The PBHG Funds, Inc.
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET
www.pbhgfunds.com

Text-only  versions  and  other  information  about  The PBHG  Funds,  Inc.  are
available   on   the   EDGAR   database   on  the   SEC's   Internet   site   at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR
SEI Investments Distribution Co.

PBHG Prospectus -- 7/00

                                                                    APPENDIX III

                              THE PBHG FUNDS, INC.
                    FUNDAMENTAL INVESTMENT LIMITATION CHART

PBHG Global Technology & communications Fund
The foregoing Fund may not:

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
1    Make loans, except that each Fund,       The Fund may not make personal                    * Must be fundamental
     in accordance with that Fund's           loans or loans of its assets to              * Standardize PBHG Funds policy
     investment objectives and policies,      persons who control or are under        * Broaden circumstances under which Fund
     may (i) purchase or hold debt            common control with the Fund,                       could make loans
     instruments, and (ii) enter into         except to the extent permitted by        * Clarify debt instruments not considered
     repurchase agreements. In addition,      the 1940 Act, Laws, Interpretations                      loans
     the PBHG Limited Fund, the PBHG          and Exemptions. This restriction
     Large Cap 20 Fund, the PBHG Large        does not prevent the Fund from,
     Cap Value Fund, the PBHG Mid-Cap         among other things, purchasing debt
     Value Fund, the PBHG Small Cap           obligations, entering into
     Value Fund, the PBHG International       repurchase agreements, loaning its
     Fund, PBHG Strategic Small Company       assets to broker-dealers or
     Fund and the PBHG Global Technology      institutional investors or
     & Communications Fund may each lend      investing in loans, including
     its Fund securities in an amount         assignments and participation
     not exceeding one-third the value        interests.
     of its total assets.

------------------------------------------------------------------------------------------------------------------------------------
2    Act as an underwriter of securities      The Fund may not underwrite the                 * Must be fundamental
     of other issuers except as it may        securities of other issuers. This      * Expand types of permissable transactions
     be deemed an underwriter under the       restriction does not prevent the           * Standaradize PBHG Funds policy
     1933 Act in connection with the          Fund from engaging in transactions
     purchase and sale of Fund                involving the acquisition,
     securities.                              disposition or resale of its Fund
                                              securities, regardless of whether
                                              the Fund may be considered to be an
                                              underwriter under the Securities
                                              Act of 1933.

------------------------------------------------------------------------------------------------------------------------------------
3    Purchase or sell commodities or          The Fund may not purchase or sell               * Must be fundamental
     commodity contracts, except that a       physical commodities unless                * Standardize PBHG Funds policy
     Fund, in accordance with its             acquired as a result of ownership          * Maximum investment flexibility
     objectives and policies, may: (i)        of securities or other instruments.
     invest in readily marketable             This restriction does not prevent
     securities of issuers which invest       the Fund from engaging in
     or engage in such activities; and        transactions involving futures
     (ii) enter into futures contracts        contracts and options thereon or
     and options thereon.                     investing in securities that are
                                              secured by physical commodities.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
4    Purchase or sell real estate or          The Fund may not purchase or sell               * Must be fundamental
     real estate partnership interests,       real estate unless acquired as a           * Standardize PBHG Funds policy
     except that this limitation shall        result of ownership of securities           * Ability to hold real estate
     not prevent a Fund from investing        or other instruments. This              acquired as a result of other ownership
     directly or indirectly in readily        restriction does not prevent the
     marketable securities of issuers         Fund from investing in issuers that
     which can invest in real estate,         invest, deal or otherwise engage in
     institutions that issue mortgages,       transactions in real estate or
     or real estate investment trusts         interests therein, or investing in
     that deal with real estate or            securites that are secured by real
     interests therein.                       estate or interests therein.

------------------------------------------------------------------------------------------------------------------------------------
5    Issue senior securities (as defined      The Fund may not borrow money or                * Must be fundamental
     in the 1940 Act), except as              issue senior securities, except as         * Standardize PBHG Funds policy
     permitted in connection with the         permitted by the 1940 Act Laws,        * Maximum flexibility under current and
     Fund's policies on borrowing and         Interpretations and Exemptions.                       future law
     pledging, or as permitted by rule,
     regulation or order of the SEC.

------------------------------------------------------------------------------------------------------------------------------------
6    Purchase more than 10% of the            The Fund is a "diversified company"              * Must be fundamental
     voting securities of any one issuer      as defined in the 1940 Act. This        * Restated to give greater flexibility
     or purchase securities of any one        means that the Fund will not            to respond to future law, regulations,
     issuer if, at the time of purchase,      purchase the securities of any           interpretations, orders, exemptions
     more than 5% of its total assets         issuer if, as a result, the Fund                  or similar relief
     will be invested in that issuer,         would fail to be a diversified
     except with respect to the Fund, up      company within the meaning of the
     to 25% of its assets may be              1940 Act Laws, Interpretations and
     invested without regard to these         Exemptions. This limitation does
     limits. This limitation does not         not apply to PBHG Large Cap 20
     apply to PBHG Large Cap 20 Fund,         Fund, PBHG Technology &
     PBHG Technology & Communications         Communications Fund, PBHG Global
     Fund, PBHG Global Technology &           Technology & Communications Fund or
     Communications Fund or PBHG Cash         PBHG Cash Reserves Fund. This
     Reserves Fund. In addition, for          restriction does not prevent the
     purposes of this investment              Fund from purchasing the securities
     limitation, the term "issuer" does       of other investment companies to
     not include obligations issued or        the extent permitted by 1940 Act
     guaranteed by the U.S. Government,       Laws, Interpretations and
     its agencies or instrumentalities        Exemptions.
     and repurchase agreements
     collaterlaized by such obligations.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
7    Invest 25% or more of its total          The Fund will not make investments              * Must be fundamental
     assets at the time of purchase in        that will result in the                    * Standardize PBHG Funds policy
     securities of one or more issuers        concentration (as that term may be
     (other than obligations issued or        defined or interpreted by the 1940
     guaranteed by the U.S. Government        Act Laws, Interpretations and
     or its agencies and                      Exemptions) of its investments in
     instrumentalities and repurchase         the securities of issuers primarily
     agreements collateralized by such        engaged in the same industry. This
     obligations) whose principal             restriction does not limit the
     business activities are in the same      Fund's investments in (i)
     industry. For purposes of this           obligations issued or guaranteed by
     limitation, supranational                the U.S. Government, its agencies
     organizations are deemed to be           or instrumentalities, (ii)
     issuers conducting their principal       tax-exempt obligations issued by
     business activities in the same          governments or policital
     industry; state and municipal            subdivisions of governments or
     governments and their agencies and       (iii) repurchase agreements
     authorities are not deemed to be         collateralized by such obligations
     industries; utility companies will       and does not limit PBHG Cash
     be divided according to their            Reserves Fund's investment in bank
     services, for example, gas               obligations. In complying with this
     distribution, gas transmission,          restriction, the Fund will not
     electric and telephone will each be      consider a bank-issued guaranty or
     considered a separate industry; and      financial guaranty insurance as a
     financial service companies will be      separate security. This limitation
     classified according to the end          does not apply to PBHG Technology &
     users of their services (e.g.            Communications Fund and PBHG Global
     automobile finance, bank finance         Technology & Communications Fund.
     and diversified finance). With
     respect to the PBHG Technology &
     Communications Fund and the PBHG
     Global Technology & Communications
     Fund, up to 50% of the Fund's
     assets may be invested without
     regard to these limits.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
8    Borrow money except for temporary        The Fund may not borrow money or                   * Must be fundamental
     or emergency purposes and then only      issue senior securities, except as              * Standardize PBHG Funds policy
     in an amount not exceeding 10% of        permitted by the 1940 Act Laws,            * Maximum flexibility under current and
     the value of total assets (except        Interpretations and Exemptions.                         future law
     not exceeding 33 1/3% of the value
     of total assets with respect to the
     PBHG Mid-Cap Value Fund and the
     PBHG Small Cap Value Fund). This
     borrowing provision is included
     solely to facilitate the orderly
     sale of Fund securities to
     accommodate substantial redemption
     requests if they should occur and
     is not for investment purposes. All
     borrowings in excess of 5% of the
     Fund's total assets will be repaid
     before making additional
     investments.

------------------------------------------------------------------------------------------------------------------------------------
9    Invest in companies for the purpose      None                                                * Not required
     of exercising control.

------------------------------------------------------------------------------------------------------------------------------------
10   Pledge, mortgage or hypothecate          None                                                * Not required
     assets, except: (i) to secure
     temporary borrowings permitted by
     each Fund's limitation on permitted
     borrowings; or (ii) in connection
     with permitted transactions
     regarding options and futures
     contracts and, except for the PBHG
     Mid-Cap Value Fund and the PBHG
     Small Cap Value Fund, in aggregate
     amounts not to exceed 10% of total
     assets taken at current value at
     the time of the occurrence of such
     pledge, mortgage or hypothecation.

------------------------------------------------------------------------------------------------------------------------------------
11   Make short sales of securities,          None                                                * Not required
     maintain a short position or
     purchase securities on margin,
     except that each Fund may: (i)
     obtain short-term credits as
     necessary for the clearance of
     security transactions; and (ii)
     establish margin accounts as may be
     necessary in connection with the
     Fund's use of options and futures
     contracts.

------------------------------------------------------------------------------------------------------------------------------------

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
12   Purchase securities of other             The Fund may, notwithstanding any          * Standardize PBHG Funds policy
     investment companies except as           other fundamental investment policy        * Maximim investment flexibility
     permitted by the 1940 Act and the        or restriction, invest all of its
     rules and regulations thereunder.        assets in the securities of a
                                              single open-end investment company
                                              with substantially the same
                                              investment objective, policies and
                                              restrictions as the Fund.

------------------------------------------------------------------------------------------------------------------------------------
13   Invest in interests in oil, gas or       None                                                * Not required - NSMIA
     other mineral exploration or
     development programs and, except
     for the PBHG Mid-Cap Value Fund and
     the PBHG Small Cap Value Fund,
     invest in oil, gas or mineral
     leases.

------------------------------------------------------------------------------------------------------------------------------------

                              THE PBHG FUNDS, INC.
                   NON-FUNDAMENTAL INVESTMENT LIMITATION CHART

PBHG Global Technology & Communications Fund
The foregoing Fund may not:

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
1    Invest in illiquid securities in an      The PBHG Cash Reserves Fund may not           * Clarify in plain English
     amount exceeding, in the aggregate,      invest more than 10% of its net
     15% of its net assets (except not        assets in illiquid securities. Each
     exceeding 10% of the value of net        other Fund may not invest more than
     assets with respect to the PBHG          15% of its net assets in illiquid
     Cash Reserves Fund). This                securities. This limitation does
     limitation does not include any          not include any Rule 144A
     Rule 144A restricted security that       restricted security that has been
     has been determined by, or pursuant      determined by, or pursuant to
     to procedures established by, the        procedures established by, the
     Board of Directors, based on             Board of Directors, based on
     trading markets for such security,       trading markets for such security,
     to be liquid.                            to be liquid.

------------------------------------------------------------------------------------------------------------------------------------
2    Purchase puts, calls, straddles,         None                                       * Standardize PBHG Funds policy
     spreads, and any combination                                                        * Maximum investment flexibility
     thereof, except to the extent
     permitted by the 1940 Act or the
     rules or regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
3    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction regarding issuer                 for corresponding fundamental
                                              diversification, the Fund will not,             investment limitation
                                              with respect to 75% of its total
                                              assets, purchase securities of any
                                              issuer (other than securities
                                              issued or guaranteed by the U.S.
                                              Government or any of its agencies
                                              or instrumentalities), if, as a
                                              result, (i) more than 5% of the
                                              Fund's total assets would be
                                              invested in the securities of that
                                              issuer, or (ii) the Fund would hold
                                              more than 10% of the outstanding
                                              voting securities of that issuer.
                                              This limitation does not apply to
                                              PBHG Large Cap 20 Fund, PBHG
                                              Technology & Communications Fund,
                                              PBHG Global Technology &
                                              Communications Fund or PBHG Cash
                                              Reserves Fund. The Fund may (i)
                                              purchase securities of other
                                              investment companies as permitted
                                              by Section 12 (d)(1) of the 1940
                                              Act and (ii) invest its assets in
                                              securities of other money market
                                              funds and lend money to other
                                              investment companies and their
                                              series portolios that have Pilgrim
                                              Baxter or an affiliate of Pilgrim
                                              Baxter as an investment advisor (a
                                              "Pilgrim Baxter Advised Fund"),
                                              subject to the terms and conditions
                                              of any exemptive orders issued by
                                              the SEC.

------------------------------------------------------------------------------------------------------------------------------------

                                     1 of 4

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
4    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction with regarding                  for corresponding fundamental
                                              borrowing money and issuing senior              investment limitation
                                              securites, the Fund may not borrow
                                              money in an amount not exceedinmg
                                              33 1/3% of its total assets
                                              (including the amount borrowed)
                                              less liabilities (other than
                                              borrowings). the Fund may borrow
                                              from banks, broker-dealers or a
                                              Pilgrim Baxter Advised Fund. The
                                              Fund may not borrow for leveraging,
                                              but may borrow for temporary or
                                              emergency purposes, in anticipation
                                              of or in response to adverse market
                                              conditions, or for cash management
                                              purposes.

------------------------------------------------------------------------------------------------------------------------------------
5    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction regarding industry              for corresponding fundamental
                                              concentration, the Fund may invest              investment limitation
                                              up to 25% of its total assets in
                                              the securities of issuers whose
                                              principal business activities are
                                              in the same industry. For purposes
                                              of this limitation supranatural
                                              organizations are deemed to be
                                              issuers conducting their principal
                                              business activities in the same
                                              industry; state and municipal
                                              governments and their agencies and
                                              authorities are not deemed to be
                                              industries; utility companies will
                                              be divided according to their
                                              services, for example, gas
                                              distribution, gas transmission,
                                              electric and telephone will each be
                                              considered a separate industry; and
                                              financial service companies will be
                                              classified according to the end
                                              users of their services (e.g.
                                              automobile finance, bank finance
                                              and diversified finance). This
                                              limitation does not apply to PBHG
                                              Technology & Communications Fund or
                                              PBHG Global Technology &
                                              Communications Fund.

------------------------------------------------------------------------------------------------------------------------------------
6    None                                     In complying with the fundamental       * Create internal operating guidelines
                                              restriction with regard to making           for corresponding fundamental
                                              loans, the Fund may lend up to 33               investment limitation
                                              1/3% of its total assets and may
                                              lend money to another Pilgrim
                                              Baxter Advised Fund, on such terms
                                              and conditions as the SEC may
                                              require in an exemptive order.

------------------------------------------------------------------------------------------------------------------------------------
7    Invest in restricted securities          The Fund may not invest more than          * Standardize PBHG Funds policy
     except as follows: Emerging Growth,      15% of its total assets in
     Large Cap Growth, Select Equity,         restricted securities.
     Core Growth, Limited, Large Cap 20,
     International Cash Reserves,
     Technology & Communications, Global
     Technology & Communications Funds:
     10% of total assets and Large Cap
     Value, Mid-Cap Value, Small Cap
     Value and Strategic Small Company
     Funds: 15% of total assets.

------------------------------------------------------------------------------------------------------------------------------------

                                     2 of 4

                 CURRENT                                 PROPOSED                                     RATIONALE
------------------------------------------------------------------------------------------------------------------------------------
8    Invest in when-issued and                None.                                      * Standardize PBHG Funds policy
     delayed-delivery securities. This                                                   * Maximum investment flexibility
     limitation does not apply to Small
     Cap Value, Mid Cap Value and Large
     Cap Value Funds.

------------------------------------------------------------------------------------------------------------------------------------
9    Invest more than 10% of net assets       None.                                      * Maximum investment flexibility
     in options.

------------------------------------------------------------------------------------------------------------------------------------
10   Invest in futures contracts, the         None.                                      * Maximum investment flexibility
     total market value of which may not
     exceed 50% (20% for the
     International Fund) of the Fund's
     net assets.

------------------------------------------------------------------------------------------------------------------------------------

                                     3 of 4

                             PBHG INTERNATIONAL FUND
                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
                           each a series of shares of
                              THE PBHG FUNDS, INC.
                                 P.O. Box 219534
                        Kansas City, Missouri 64121-9534
                            Toll Free: (800) 433-0005


                       STATEMENT OF ADDITIONAL INFORMATION

           Special Meeting of Shareholders of PBHG International Fund

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated December 6, 2000 of The PBHG Funds, Inc. (the "Fund") for use in connection with the Special Meeting of Shareholders of PBHG International Fund ("International Fund") to be held on January 25, 2001 Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing The Fund at the address shown above or by calling 1-800-433-0005.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

     A Statement of Additional Information for the Fund dated July 31, 2000 has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

     The date of this Statement of Additional Information is December 6, 2000.

                                TABLE OF CONTENTS

THE FUND ....................................................................  2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................  2
DIRECTORS AND OFFICERS OF THE FUND...........................................  2
ADVISORY AND MANAGEMENT-RELATED SERVICES AGREEMENTS AND PLANS OF
    DISTRIBUTION.............................................................  2
PORTFOLIO TRANSACTIONS.......................................................  2
DESCRIPTION OF SHARES........................................................  2
DETERMINATION OF NET ASSET VALUE.............................................  2
TAXES .......................................................................  2
PERFORMANCE ADVERTISING......................................................  2
FINANCIAL INFORMATION........................................................  3

Appendix I - The PBHG Funds, Inc. Statement of Additional Information dated July 31, 2000
Appendix II - Annual Report of The PBHG Funds, Inc. Dated March 31, 2000 Appendix III - Semi- Annual Report of The PBHG Funds, Inc. Dated
September 30, 2000

THE FUND

This Statement of Additional Information relates to The PBHG Funds, Inc. (the "Fund"), PBHG International Fund ("International Fund") and PBHG Global Technology & Communication Fund ("GTC Fund"). The Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). International Fund and GTC Fund are each separate series of shares of capital stock of the Fund. For further information concerning the history of the Fund see the heading "The Fund" in the Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of GTC Fund and International Fund adopted by the Fund's Board of Directors, see heading "Description of Permitted Investments" and "Investment Limitations" in the Fund's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE FUND

For a disclosure of the names and a brief occupational biography of each of the Fund's officers and directors, identifying those who are interested persons of the Fund as well as stating their aggregate renumeration, see heading "Directors and Officers of the Fund" in the Fund's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT-RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Fund's advisory and management-related services agreements and plans of distribution, see headings "The Adviser," "The Sub-Advisers," "The Distributor," "The Administrator and Sub-Administrator" and "Other Service Providers" in the Fund's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Fund's brokerage policy, see heading "Portfolio Transactions" in the Fund's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Fund's authorized securities and the characteristics of the Fund's shares of stock, and for a description of the purchase and redemption procedures for the Fund's shares, see headings "Description of Shares" and "Purchases and Redemptions of Shares" in the Fund's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Fund's valuation and pricing procedures see heading "Determination of Net Asset Value" in the Fund's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Fund's shares, see heading "Taxes" in the Fund's Statement of Additional Information attached hereto as Appendix I.

PERFORMANCE ADVERTISING

For a description and quotation of certain performance data used by the Fund, see heading "Performance Advertising" in the Fund's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

PricewaterhouseCoopers LLP ("PWC") located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. PWC provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended March 31, 2000 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 2000, which is attatched to this Statement of Additional Information as Appendix II . The Annual Report, except for pages one through seven thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PricewaterhouseCoopers LLP.The Unaudited Interim Financial Statements for the Six Month Period Ended September 30, 2000, are set forth in the Fund's Semi - Annual Report to shareholders which is attatched to this Statement of Additional Information as Appendix III and is incorporated by reference herein.

                                                                      APPENDIX I


                       STATEMENT OF ADDITIONAL INFORMATION

                               DATED July 31, 2000

                                      Fund:
                              THE PBHG FUNDS, INC.

                                   Portfolios:
                                PBHG GROWTH FUND
                            PBHG EMERGING GROWTH FUND
                           PBHG NEW OPPORTUNITIES FUND
                           PBHG LARGE CAP GROWTH FUND
                             PBHG SELECT EQUITY FUND
                              PBHG CORE GROWTH FUND
                                PBHG LIMITED FUND
                             PBHG LARGE CAP 20 FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                             PBHG FOCUSED VALUE FUND
                             PBHG INTERNATIONAL FUND
                             PBHG CASH RESERVES FUND
                      PBHG TECHNOLOGY & COMMUNICATIONS FUND
                        PBHG STRATEGIC SMALL COMPANY FUND
                  PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund" or "Registrant") and the Portfolios named above. It should be read in conjunction with the Prospectus for the Portfolios' PBHG Class shares dated July 31, 2000 and with the Prospectus for the Advisor Class of the PBHG Growth Fund shares dated July 31, 2000. The Prospectuses may be obtained without charge by calling 1-800-433-0051.

The Annual Report for each Portfolio, except for pages 1 through 7 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-433-0051.

                                TABLE OF CONTENTS


                                                                            Page
THE FUND...................................................................   3

DESCRIPTION OF PERMITTED INVESTMENTS.......................................   3

INVESTMENT LIMITATIONS.....................................................  16

DIRECTORS AND OFFICERS OF THE FUND.........................................  24

5% AND 25% SHAREHOLDERS....................................................  26

THE ADVISER................................................................  33

THE SUB-ADVISERS...........................................................  36

THE DISTRIBUTOR............................................................  38

THE ADMINISTRATOR AND SUB-ADMINISTRATOR....................................  39

OTHER SERVICE PROVIDERS....................................................  41

PORTFOLIO TRANSACTIONS.....................................................  42

DESCRIPTION OF SHARES......................................................  45

PURCHASES AND REDEMPTIONS OF SHARES........................................  45

DETERMINATION OF NET ASSET VALUE...........................................  53

TAXES......................................................................  55

PERFORMANCE ADVERTISING....................................................  60

COMPUTATION OF YIELD ......................................................  61

CALCULATION OF TOTAL RETURN................................................  62

FINANCIAL STATEMENTS.......................................................  64

                                    THE FUND

The Fund is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc.

This Statement of Additional Information relates to all Portfolios of the Fund. Shareholders may purchase shares through two separate classes, i.e., PBHG Class and Advisor Class (formerly the Trust Class) shares, which provide for differences in distribution costs, voting rights and dividends. Except for these differences, each PBHG Class share and each Advisor Class share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Currently only the PBHG Growth Fund offers Advisor Class shares. This Statement of Additional Information relates to both classes of shares of the Fund. No investment in shares of a Portfolio should be made without first reading the Portfolio's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Portfolios.

Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors" or "Sub-Adviser") serves as the investment sub-adviser to the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds. Murray Johnstone International Ltd. ("Murray Johnstone" or "Sub-Adviser") serves as the sub-adviser to the PBHG International Fund. Wellington Management Company, LLP ("Wellington Management" or "Sub-Adviser") serves as the sub-adviser to the PBHG Cash Reserves Fund.


                      DESCRIPTION OF PERMITTED INVESTMENTS

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodians or their agents must take possession


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of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Futures Contracts

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain that Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but


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merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Portfolio's total assets. In addition, the total market value of each funds futures contracts may not exceed 50% of the Fund's net assets (except not exceeding 20% with respect to the PBHG International Fund). In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by that Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

The International Fund generally will not hedge its currency exposure because currency considerations are an integral part of Murray Johnstone's investment process. However, the Fund may use forward currency contracts to hedge exchange rates, a particular security or position.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

Options

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. Each Fund may not invest more than 10% of its net assets in options (except the Cash Reserves Fund, which may not invest in options).The types of options transactions that each Portfolio may utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered,


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

for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually


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

selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Such Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options


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

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially


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or completely offset losses on the futures contracts. Further, the counterparty to a futures contract could default.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Portfolio and clients advised by the Adviser or the applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options which a Portfolio can write on a particular security.

Investment Company Shares

Investment company shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Portfolio owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies. Each Portfolio has no current intention, in the foreseeable future, of investing more than 5% of its assets in investment company securities.

Illiquid Investments


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Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser or Sub-Advisers determine the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including:
(i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. Each Fund limits the amount of total assets it invests in restricted securities as follows:
Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, International, Cash Reserves, Technology & Communications, Global Technology & Communications: 10% and Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company: 15%. The Growth Fund is not currently permitted to invest in restricted securities.

Foreign Currency Transactions

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.


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

American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs are receipts issued by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign securities. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to7 furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Mortgage-Backed Securities

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Time Deposit

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

Variable and Floating Rate Instruments

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities. Only the Small Cap Value, Mid-Cap Value and Large Cap Value Funds are permitted to invest in these securities. These Funds use segregated accounts to offset leverage risk.

Small and Medium Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio (other than the Cash Reserves Fund) may be more suitable for long-term investors who can bear the risk of these fluctuations. The Emerging Growth Fund, Limited Fund, New Opportunities Fund, Small Cap Value Fund and Strategic Small Company Fund invest extensively in small capitalization companies. The Mid-Cap Value Fund invests extensively in medium capitalization companies. In certain cases, the Growth Fund, Core Growth Fund, Select Equity Fund, Focused Value Fund, Technology & Communications Fund and Global Technology & Communications Fund invest in securities of issuers with small or medium market capitalizations. While the Adviser and Value Investors intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-the-Counter Market

Each Portfolio (except the Cash Reserves Fund) may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Foreign Securities and Emerging Markets

Each of the Portfolios may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The International Fund and Global Technology & Communications Fund's investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the International Fund and Global Technology & Communications Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investments in Technology Companies

Each Portfolio (except the Cash Reserves Fund) may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. The Technology & Communications Fund and Global Technology & Communications Fund are non-diversified, which means they will invest a higher percentage of their assets in a limited number of technology stocks. As a result, the price change of a single security, positive or negative, will have a greater impact on each Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund. In addition, the Technology & Communications Fund and Global Technology & Communications Fund are concentrated, which means they will invest 25% or more of their total assets in one or more of the industries within the technology and communications sectors. Many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Fund and Global Technology & Communications Fund's investments in technology companies. For example, the technology companies in which the Technology & Communications Fund and Global Technology & Communications Fund invest may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental law, regulation or adversely affected by governmental policies.

European Economic and Monetary Union

Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). The EMU adopted the "euro" as a common currency on January 1, 1999 and subordinated the national currencies of each country until such time as the national currencies are phased out entirely. The euro could adversely affect the value of securities held by the Portfolio because as the euro is implemented as the common currency, there may be changes in the relative value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. In addition, the introduction of the euro may affect the fiscal and monetary levels of participating EMU countries and may also increase price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. These uncertainties raise the possibility of increased volatility in the financial markets of the affected countries.

                             INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Make loans, except that the Portfolio, in accordance with its investment objective and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any other illiquid securities held by the Portfolio, would exceed 15% of the value of its net assets.

2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that the Portfolio, in accordance with its investment objective and policies, may enter into futures contracts and options thereon.

4. Purchase or sell real estate, or real estate investment partnerships.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits.

7. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to (i) secure permitted borrowings, or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

9. Invest in interests in oil, gas or other mineral exploration or development programs.

10. Purchase or write puts, calls or combinations thereof, except that the Portfolio may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Portfolio (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Portfolio exceeds 25% of the market value of that Portfolio's net assets.

11. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

12. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Growth Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making additional investments.

PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund, PBHG Global Technology & Communications Fund.

Each of the foregoing Portfolios may not:

1. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements. In addition, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund, PBHG Strategic Small Company Fund and the PBHG Global Technology & Communications Fund may each lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

2. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a Portfolio, in accordance with its objectives and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and
(ii) enter into futures contracts and options thereon.

4. Purchase or sell real estate or real estate partnership interests, except that this limitation shall not prevent a Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts that deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits. This limitation does not apply to the PBHG Large Cap 20 Fund, the PBHG Technology & Communications Fund, PBHG Global Technology & Communications Fund or the PBHG Cash Reserves Fund.

In addition, for purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collaterlaized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of one or more issuers (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

With respect to the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund, up to 50% of the Fund's assets may be invested without regard to these limits.

8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets (except not exceeding 33 1/3% of the value of total assets with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

9. Invest in companies for the purpose of exercising control.

10. Pledge, mortgage or hypothecate assets, except: (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings; or
(ii) in connection with permitted transactions regarding options and futures contracts and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the occurrence of such pledge, mortgage or hypothecation.

11. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Invest in interests in oil, gas or other mineral exploration or development programs and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, invest in oil, gas or mineral leases.


PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Make loans except that each such Portfolio, in accordance with its investment objective and policies, may (i) purchase debt obligations, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

2. Act as an underwriter of securities of other issuers, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that each such Portfolio, in accordance with its investment objective and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent any such Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except that up to 25% of its assets may be invested without regard to these limits.

This limitation does not apply to the PBHG Focused Value Fund. For purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

8. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Focused Value Fund and the PBHG New Opportunities Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to borrowings in excess of limitation 8 above which will be reduced consistent with the requirements of Section 18(f) of the 1940 Act).

Non-fundamental Policies

In addition to the foregoing, and the policies set forth in each Portfolio's Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

The PBHG Growth Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Invest in the securities of foreign issuers if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in such securities.

3. Make short sales or purchase securities on margin; but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

PBHG Large Cap Growth Fund and PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund, PBHG Global Technology & Communications Fund.

Each of the foregoing Portfolios may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets (except not exceeding 10% of the value of net assets with respect to the PBHG Cash Reserves Fund). This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. Purchase puts, calls, straddles, spreads, and any combination thereof, except to the extent permitted by the 1940 Act or the rules or regulations thereunder.

The foregoing percentages will apply at the time of each purchase of a security.

PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Pledge more than 10% of it's total assets, except that each such Portfolio may pledge assets to the extent permitted by the 1940 Act in order to (i) secure permitted borrowings or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

2. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

3. Purchase or sell puts, calls, straddles, spreads, and any combination thereof except that each such Portfolio may, in accordance with its investment objective and policies, write covered call options with respect to all of its portfolio securities, write covered put options and enter into closing purchase transactions with respect to such options, engage in put and call option transactions and engage in interest rate and stock index futures contracts and related options transactions.

4. Purchase securities of open-end or closed-end investment companies, except to the extent permitted by the 1940 Act.

5. Invest in companies for the purpose of exercising control.

6. Purchase securities on margin, except that each such Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Fund's use of options and futures contracts.

7. Invest in interests in oil, gas or other mineral leases, exploration or development programs, except that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that invest or engage in oil, gas or other mineral leases, exploration or development programs or issuers secured by interest in such activities.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).

Senior Securities

The term ""senior security", as defined in Section 18(g) of the Investment Company Act of 1940, means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends; and "senior security representing indebtedness" means any senior security other than stock.

The term "senior security" shall not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; nor shall such term include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5 percent of the value of the total assets of the issuer at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed; otherwise it shall be presumed not to be for temporary purposes. Any such presumption may be rebutted by evidence.

Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. The portfolio turnover rate for the fiscal year or period ended March 31, 2000 for each of the Portfolios is specified in the Financial Highlights table. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Large Cap Growth, New Opportunities, Select Equity, Core Growth, Large Cap 20 and Large Cap Value Funds experienced increased turnover in fiscal year 2000 as compared to the prior periods. This increase in turnover occurred primarily for three reasons. First, because of the market's volatility in 1999, particularly in the fourth quarter, the portfolio managers were able to employ a strategy of selling into strength and buying into weakness more often than in a typical year with less volatility. Second, macro economic changes caused some companies to have different intrinsic values than they had in more favorable market conditions. The portfolio managers responded by re-allocating the Fund's assets in light of the changed economic conditions. Third, the portfolio manager changes in the Large Cap Value, Core Growth, Large Cap 20, Large Cap Growth and Select Equity Fund's resulted in certain turnover by the new portfolio managers.

                       DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Insurance Series Fund, Inc., a registered investment company advised by the Adviser.

==========================================================================================================
                                        Position Held
Name , Address, and Age                 with the Fund       Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------
John R. Bartholdson,                       Director         Chief Financial Officer and Director,
1255 Drummers Lane, Suite 200,                              the Triumph Group, Inc. (manufacturing)
Wayne, PA 19087                                             since 1992.
(55)
----------------------------------------------------------------------------------------------------------
Harold J. Baxter*,                     Chairman of the      Chairman, Chief Executive Officer and
825 Duportail Road,                   Board and Director    Director, the Adviser since 1982. Trustee,
Wayne, PA 19087,                                            the Administrator since May 1996. Chairman,
(53)                                                        Chief Executive Officer and Director, Value
                                                            Investors, since June 1996. Trustee, PBHG
                                                            Fund Distributors since January 1998.
                                                            Director, UAM since 1996.
----------------------------------------------------------------------------------------------------------
Jettie M. Edwards,                         Director         Consultant, Syrus Associates since 1986.
76 Seaview Drive,                                           Trustee, Provident Investment Counsel Trust
Santa Barbara, California 93108,                            (investment company) since 1992.  Trustee,
(53)                                                        EQ Advisors Trust (investment company) since
                                                            1997.
----------------------------------------------------------------------------------------------------------
Albert A. Miller,                          Director         Principal and Treasurer, JK Equipment
7 Jennifer Drive,                                           Exporters since 1995. Senior Vice President,
Holmdel, New Jersey 07733,                                  Cherry & Webb, CWT Specialty Stores since
(65)                                                        1995, Advisor and Secretary, the Underwoman
                                                            Shoppes Inc. (retail clothing stores) since
                                                            1980. Merchandising Group Vice President,
                                                            R.H. Macy & Co., 1958-1995 (retired).
----------------------------------------------------------------------------------------------------------
Gary L. Pilgrim,                          President         President, Chief Investment Officer and
825 Duportail Road,                                         Director, the Adviser since 1982. Trustee,
Wayne, PA 19087,                                            the Administrator since May 1996. President
(59)                                                        and Director, Value Investors since June
                                                            1996.
==========================================================================================================
Lee T. Cummings                        Treasurer, Chief     Director of Mutual Fund Operations, the
825 Duportail Road,                       Financial         Adviser since 1996. Treasurer, the
Wayne, PA 19087                            Officer,         Administrator since May 1996. President, the
(36)                                      Controller        Distributor since December 1998. Investment
                                                            Accounting Officer, Delaware Group of Funds,
                                                            1994-1996. Vice President, Fund/Plan
                                                            Services, Inc., 1992-1994
----------------------------------------------------------------------------------------------------------
Matthew R. DiClemente                                       Legal Assistant, the Adviser since 1998.Fund
825 Duportail Road,                       Assistant         Accountant, the Adviser, 1996-1998. Fund
Wayne, PA 19087,                          Secretary         Accountant, J.P. Morgan & Co., Inc.,
(30)                                                        1993-1996.
----------------------------------------------------------------------------------------------------------

==========================================================================================================
                                        Position Held
Name , Address, and Age                 with the Fund       Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------
John M. Zerr                            Vice-President      General Counsel and Secretary, the Adviser
825 Duportail Road,                     and Secretary       since November 1996. General Counsel and
Wayne, PA 19087,                                            Secretary, Value Investors since November
(37)                                                        1996. General Counsel and Secretary, the
                                                            Administrator since January 1998. General
                                                            Counsel and Secretary, the Distributor since
                                                            January 1998. Vice President and Assistant
                                                            Secretary, Delaware Management Company, Inc.
                                                            and the Delaware Group of Funds, 1995-1996.
                                                            Associate, Ballard Spahr Andrews & Ingersoll
                                                            (law firm), 1987-1995.
----------------------------------------------------------------------------------------------------------
Meghan M. Mahon                         Vice-President      Counsel, the Adviser since April 1998.
825 Duportail Road,                     and Assistant       Assistant Vice President, Assistant Secretary
Wayne, PA 19087,                          Secretary         and Counsel, Delaware Management Company Inc.
(32)                                                        and the Delaware Group of Funds, 1997-1998.
                                                            Associate, Drinker Biddle & Reath, LLP (law
                                                            firm) 1994-1997. Associate, McAleese,
                                                            McGoldrick & Susanin (law firm) 1993-1994.
----------------------------------------------------------------------------------------------------------
James R. Foggo                          Vice President      Vice President and Assistant Secretary of the
One Freedom Valley Road                 and Assistant       Sub-Administrator and the Distributor since
Oaks, PA 19456                            Secretary         1998. Associate, Paul Weiss, Rifkind, Wharton
(36)                                                        & Garrison, 1998. Associate, Baker &
                                                            McKenzie, 1995-1998. Associate, Battle Fowler
                                                            L.L.P., 1993-1995.
----------------------------------------------------------------------------------------------------------
Timothy D. Barto                        Vice President      Vice President and Assistant Secretary of SEI
One Freedom Valley Road                 and Assistant       Investments Co. and a Vice President and
Oaks, PA  19456                           Secretary         Assistant Secretary of SEI Investments Mutual
 (32)                                                       Fund Services and SEI Investments
                                                            Distribution Co. since November 1999.
                                                            Associate at Dechert Price & Rhoads from 1997
                                                            to1999 and an Associate at Richter, Miller &
                                                            Finn from 1994 to 1997.
----------------------------------------------------------------------------------------------------------

Each current Director of the Company received the following compensation during the fiscal year ended March 31, 2000:

======================================================================================================================
                                                             Pension or
                                                             Retirement           Estimated         Total
                                          Aggregate          Benefits             Annual            Compensation
                                          Compensation       Accrued as Part      Benefits Upon     from Company
Name of Person,                           from               of Company           Retirement        and Company Complex
Position                                  Company            Expenses                               Paid to Directors
----------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,                       $48,000                N/A                N/A                 $78,000
Director                                                                                           for services on two
                                                                                                          boards
----------------------------------------------------------------------------------------------------------------------
Harold J. Baxter,                            N/A                  N/A                N/A                   N/A
Director*
----------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards,                         $48,000                N/A                N/A                 $78,000
Director                                                                                           for services on two
                                                                                                          boards
----------------------------------------------------------------------------------------------------------------------

======================================================================================================================
                                                             Pension or
                                                             Retirement           Estimated         Total
                                          Aggregate          Benefits             Annual            Compensation
                                          Compensation       Accrued as Part      Benefits Upon     from Company
Name of Person,                           from               of Company           Retirement        and Company Complex
Position                                  Company            Expenses                               Paid to Directors
----------------------------------------------------------------------------------------------------------------------
Albert A. Miller,                          $48,000                N/A                N/A                  $78,00
Director                                                                                           for services on two
                                                                                                          boards
----------------------------------------------------------------------------------------------------------------------

* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.


                             5% AND 25% SHAREHOLDERS

As of July 10, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of a Portfolio may be deemed to be a controlling person of that Portfolio for purposes of the 1940 Act.


PBHG Emerging Growth Fund - PBHG Class

Fidelity Investments Institutional Operations Co                     12.14%
As agent for certain employer benefit plans
100 Magellan Way
Covington, KY 41015.1999

Putnam Fiduciary Trust Company                                       10.50%
FBO TRW Employee Stock Ownership & Savings Plan
Putnam Investments DCPA-Location 40
PO Box 9740
Providence, RI 02940-9740

Charles Schwab & Co. Inc.                                             9.64%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                      8.69%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Chase Manhattan Bank                                                  8.38%
New York State Deferred Compensation Plan
Attention Gladstone Stephenson
4 New York Plaza, Floor 2
New York, NY 10004-2413

PBHG Cash Reserves Fund - PBHG Class

Donaldson Lufkin & Jenrette                                           7.44%
Transfer Department 5th Floor
P.O. Box 2052
Jersey City, NJ  07303-2052

The Appalachain Trails LP                                             6.68%
C/O CPTR
30 Tower Lane
Avon, CT  06001-4231

Harold J. Baxter & Christine E. Baxter JTTEN                          6.63%
1054 S Leopard Road
Berwyn, PA 19312-2027

Investec Ernst & Company                                              5.57%
088-22197-28
One Battery Park Plaza
New York, NY  10004-1405

Investec Ernst & Company                                              5.28%
One Battery Park Plaza
New York, NY  10004-1405


PBHG Growth Fund - PBHG Class

Fidelity Investments Institutional Operations Co                     13.89%
As agent for certain employer benefit plans
100 Magellan Way
Covington, KY 41015-1999

Charles Schwab & Co. Inc.                                            10.89%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Connecticut General Life Insurance 401K Plan M-110                    8.14%
350 Church Street
PO Box 2975
Hartford, CT 06104-2975

National Financial Services Corp                                      6.10%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

PBHG Growth Fund - Advisor Class

The Travelers Insurance Company                                      82.52%
Attention: Roger Ferland
1 Tower Square
Hartford, CT 06183-0002

Wilmington Trust Company                                             16.24%
FBO Allied Waste 401(k) Plan
PO Box 8971
Wilmington, DE 19899-8971

PBHG International Fund - PBHG Class

Charles Schwab & Co. Inc.                                            10.79%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                      8.58%
For the exclusive benefit of our customers
1055 Franklin Ave Suite 100
Garden City, NY 11530-2903


PBHG Large Cap Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                            24.51%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                     17.96%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Select Equity Fund - PBHG Class

National Financial Services Corp                                     25.52%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                            23.21%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp                                       7.72%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG Technology & Communications Fund - PBHG Class

National Financial Services Corp                                     24.59%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                            22.58%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG Core Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                                            14.68%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                     14.39%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

National Investor Services Corp                                       9.21%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG Limited Fund - PBHG Class

Charles Schwab & Co. Inc.                                             9.33%

Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG Large Cap 20 Fund - PBHG Class

Charles Schwab & Co. Inc.                                            26.98%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                     15.07%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Strategic Small Company Fund - PBHG Fund

National Financial Services Corp                                     23.57%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                            13.44%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp                                       9.84%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299


PBHG Large Cap Value Fund - PBHG Class

National Financial Services Corp                                     19.08%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                            16.66%
Reinvest Account

Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Bryce Douglas Investment Limited Partnership                          8.62%
PO Box 672
Kimberton, PA 19447-0672

Donaldson Lufkin & Jenrette                                           6.10%
Transfer Department 5th Floor
PO Box 2052
Jersey City, NJ 07303-2052


PBHG Mid-Cap Value Fund - PBHG Class

Charles Schwab & Co. Inc.                                            29.19%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                     16.82%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

National Investor Services Corp                                       9.70%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299

Donaldson Lufkin & Jenrette                                           8.11%
Transfer Department 5th Floor
PO Box 2052
Jersey City, NJ 07303-2052


PBHG Small Cap Value Fund - PBHG Class

Northern Trust Co                                                    40.88%
FBO Arthur Anderson LLP US Profit Sharing and 401 (k) Trust
PO Box 92956
Chicago, IL 60675-2956

Charles Schwab & Co. Inc.                                            15.61%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                     11.49%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908


PBHG Focused Value Fund - PBHG Class

Charles Schwab & Co. Inc.                                            24.10%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp                                     17.76%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

FTC & Company                                                        12.60%
Attention Datalynx - House Account
PO Box 173736
Denver, Co 80217-3736


PBHG New Opportunities Fund - PBHG Class

National Financial Services Corp                                     14.56%
For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                             9.22%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122


PBHG Global Technology & Communications Fund - PBHG Class

National Investor Services Corp                                      12.14%
For the exclusive benefit of our customers
55 Water Street 32nd Floor
New York, NY 10041-3299

National Financial Services Corp                                     11.76%

For the exclusive benefit of our customers
PO Box 3908
Church Street Station
New York, NY 10008-3908

Charles Schwab & Co. Inc.                                             9.65%
Reinvest Account
Attention Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

The Directors and Officers of the Fund collectively owned less than 1% of the outstanding shares of each portfolio at July 10, 2000, except that the Directors and Officers collectively owned 6.67% of the PBHG Cash Reserves Fund, 1.43% of the PBHG Large Cap Value Fund, 1.37% of the PBHG Small Cap Value Fund, 2.67% of the PBHG Focused Value Fund and 1.89% of the PBHG New Opportunities Fund.


                                   THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Portfolio (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. PBHG Fund Services, the Fund's Administrator, is a wholly owned subsidiary of the Adviser (See "The Administrator" for more detail on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, Inc., an investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $20 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations; (ii) make investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Fund. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund (See the Prospectuses for a description of expenses borne by the Fund). From time to time, the Adviser or a company under common control with the Adviser may make payments to broker-dealers for the promotion of the sale of Fund shares or for their own company-sponsored sales programs.

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the directors or by vote of the majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.85% of each of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds' average daily net assets; 0.75% of the Large Cap Growth Fund's average daily net assets; 0.65% of the Large Cap Value Fund's average daily net assets; 1.00% of each of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds' average daily net assets; 1.50% of the Global Technology & Communications Fund's average daily net assets; and 0.30% of the Cash Reserves Fund's average daily net assets. The investment advisory fees paid by certain of the Portfolios are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

In the interest of limiting the expenses of the Portfolios during the current fiscal year, the Adviser has signed expense limitation contracts with the Fund ("Expense Limitation Agreements") pursuant to which, with respect to the PBHG Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses to not more than 1.50% of the average daily net assets of each of the Core Growth, Limited, New Opportunities, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, to not more than 2.15% of the average daily net assets of the PBHG Global Technology & Communications Fund and to not more than 2.25% of the average daily net assets of the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% (or 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund). Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (or 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund); and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

With respect to the Advisor Class shares of the PBHG Growth Fund, the Adviser has entered into an Expense Limitation Agreement with the Fund. Pursuant to such Expense Limitation Agreement, the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the Advisor Class shares of such Portfolio to the extent necessary to limit the total operating expenses (exclusive of Rule 12b-1 expenses) to 1.50% of average daily net assets of the Portfolio. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio (exclusive of Rule 12b-1 expenses) of the Advisor Class shares of the Portfolio to exceed 1.50%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio (exclusive of Rule 12b-1 expenses) with respect to the Advisor Class shares is less than 1.50%; and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

For the fiscal years and periods ended March 31, 1998, 1999, and 2000 each of the other Portfolios paid or waived the following advisory fees:

=============================================================================================================================
Portfolio                                       Fees Paid                                       Fees Waived
                            -------------------------------------------------------------------------------------------------
                                 1998             1999             2000            1998             1999             2000
-----------------------------------------------------------------------------------------------------------------------------
PBHG Growth                   $47,429,208      $34,407,239     $32,748,339          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth          $12,965,521      $8,746,681       $7,263,497          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities             *            $15,512(2)      $1,418,924           *             $1,340             $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth         $1,014,896       $1,056,270       $1,148,240          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Select Equity            $3,228,253       $2,394,153       $4,326,181          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Core Growth              $2,095,945        $972,422         $941,429           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Limited                  $1,658,981       $1,399,136       $1,142,585          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20              $924,747        $3,317,545       $5,274,451          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value           $371,529         $459,033         $245,217           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value             $207,661(1)      $551,502         $364,163           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value           $501,946(1)     $1,023,869        $702,546           $0               $0             $57,833
-----------------------------------------------------------------------------------------------------------------------------
PBHG Focused Value                 *             $2,796          $48,688             *             $2,796           $2,849
-----------------------------------------------------------------------------------------------------------------------------
PBHG International             $210,622         $159,777         $116,700           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Cash Reserves             $559,846         $393,152         $582,869           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Technology &
Communications                $5,105,411       $3,440,370      $12,141,268          $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small
Company                       $1,029,083        $730,370         $537,130           $0             $27,500          $24,537
=============================================================================================================================

*    Not in operation during the period.

(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.


                                THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc.

The Fund, on behalf of each of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG Focused Value Fund and PBHG Strategic Small Company Fund, and the Adviser have entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of the Adviser. Each Sub-Advisory Agreement provides certain limitations on Value Investors' liability, but also provides that Value Investors shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Sub-Advisory Agreement obligates Value Investors to: (i) manage the investment operations of the relevant Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitations; (ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Value Investors at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements for the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Value Investors is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each Portfolio that is computed daily and paid monthly at annual rates of 0.40%, 0.50%, 0.65%, 0.85% and 0.30%, respectively.

Murray Johnstone International Ltd.

The Fund, on behalf of the PBHG International Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Murray Johnstone. The Sub-Advisory Agreement provides certain limitations on Murray Johnstone's liability, but also provides that Murray Johnstone shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Murray Johnstone to: (i) manage the investment operations of the PBHG International Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and limitations; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Portfolio at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Murray Johnstone at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided pursuant to the Sub-Advisory Agreement, Murray Johnstone receives a fee from the Adviser at an annual rate of to 0.50% of the Portfolio's average daily net assets. Murray Johnstone receives no fees directly from the Portfolio.

Wellington Management Company, LLP

The Fund, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management. The Sub-Advisory Agreement provides certain limitations on Wellington Management's liability, but also provides that Wellington Management shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington Management to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and restrictions; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the

Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Registration Statement or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the 1940 Act; provided, however, that this Agreement may be terminated with respect to the Fund (i) by the Fund at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington Management at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Wellington Management is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate equal to 0.075% of the Portfolio's average daily net assets up to and including $500 million and 0.020% of the Portfolio's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000.


                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, PA 19456, a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor does not receive any compensation for the distribution services it provides with respect to either class of shares.

Under the Distribution Agreement, the Distributor is contractually required to continuously distribute the securities of the Fund. The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act to enable the Advisor Class shares of the PBHG Growth Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Fund shall be entitled to pay to financial intermediaries, plan fiduciaries, and investment professionals ("Service Providers") a shareholder servicing fee at the aggregate annual rate of up to 0.25% of such Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate Service Providers for providing to shareholders or the underlying beneficial owners of Advisor Class shares: (i) personal support services; (ii) distribution assistance and distribution support services; and (iii) account maintenance services. In addition, insurance companies or their affiliates may be paid a shareholder servicing fee described for providing similar services to variable annuity or variable life insurance contract holders ("Contract Holders") or their participants for which such insurance companies are not otherwise compensated by Contract Holders or participants.

The Distributor shall prepare and deliver written reports to the Board of Directors of the Fund on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Directors may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Fund which may have resulted in part from the expenditures, no interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund had a direct or indirect financial interest in the operation of the Service Plan or any related agreement.

No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 1998, 1999 and 2000. For the fiscal year ended March 31, 2000, $227,597 was paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the PBHG Growth Fund.


                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996 pursuant to which the Administrator oversees the administration of the Fund's and each Portfolio's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly-owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 2000, and shall thereafter continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Fund, the Administrator and SEI Investments Mutual Funds Services (formerly SEI Fund Resources) (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement on July 1, 1996, as amended, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is an indirect wholly-owned subsidiary of SEI Investments Company ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Sub-Administrative Services Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 2000, and shall continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Under the Sub-Administrative Services Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Fund and PBHG Insurance Series Fund,

Inc., calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

For the fiscal years and periods ended March 31, 1998, 1999 and 2000 each of the other Portfolios paid the following administration fees:

=============================================================================================================================
Portfolio                                       Fees Paid                                       Fees Waived
                            -------------------------------------------------------------------------------------------------
                                 1998             1999             2000            1998             1999             2000
-----------------------------------------------------------------------------------------------------------------------------
PBHG Growth                   $8,369,860       $6,054,219       $5,779,119           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth          $2,288,033       $1,543,532       $1,281,794           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities             *             $2,327(2)       $212,839             *                *               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth          $202,979         $211,254         $229,648            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Select Equity             $569,691         $422,498         $763,444            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Core Growth               $369,872         $171,604         $166,135            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Limited                   $248,847         $209,870         $171,388            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20              $163,191         $585,449         $930,786            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value            $84,777         $103,870          $56,588            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value             $36,646(1)        $97,324          $64,264            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value           $75,292(1)       $153,580         $105,382            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Focused Value                 *              $493(2)         $8,592              *               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG International              $31,592          $23,997          $17,505            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Cash Reserves             $279,921         $196,574         $292,681            $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Technology &
Communications                 $900,954         $607,124        $2,142,577           $0               $0               $0
-----------------------------------------------------------------------------------------------------------------------------
PBHG Global Technology &
Communications                     *                *                *                *                *                *
-----------------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small
Company                        $154,362         $109,556          $80,569            $0               $0               $0
=============================================================================================================================

*    Not in operation during the period.

(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.


                             OTHER SERVICE PROVIDERS

The Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund. The Administrator serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Fund under a sub-shareholder servicing agreement between UAM SSC and the Administrator. The principal place of business of UAM SSC is 825 Duportail Road, Wayne, Pennsylvania 19087. From time to time, the Fund may pay amounts to third parties that provide sub- transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Fund's Transfer Agent for providing these services to shareholders investing directly in the Fund.

Custodians

First Union National Bank, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Fund and each Portfolio other than the International Fund and the Global Technology & Communications Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as the custodian for the International Fund and the Global Technology & Communications Fund (together, the "Custodians"). The Custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.

Counsel and Independent Accountants

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Fund. PricewaterhouseCoopers LLP serves as the independent accountants of the Fund.


                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Adviser or Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Portfolio or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Portfolios.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Portfolio securities with qualified broker-dealers that refer prospective shareholders to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Fund's Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information. In addition, the Fund's Board of Directors reviews and approves the codes of ethics of the Adviser, Sub-Advisers and Distributor and any material amendments thereto. The Board also reviews annually reports on issues raised under the Adviser and Distributor's codes of ethics during the previous year.

For the fiscal year and periods ended March 31, 2000, 1999, and 1998, for each of the other Portfolios paid brokerage fees as follows:

===============================================================================================

                                                          Total Amount of Brokerage
Portfolio                                                     Commissions Paid
                                              -------------------------------------------------
                                                   2000             1999              1998
-----------------------------------------------------------------------------------------------
PBHG Growth                                     $1,637,800       $4,483,812        $6,867,275
-----------------------------------------------------------------------------------------------
PBHG Emerging Growth                             $528,249        $1,199,910         $822,133
-----------------------------------------------------------------------------------------------
PBHG New Opportunities                           $259,969          $3,859(2)            *
-----------------------------------------------------------------------------------------------
PBHG Large Cap Growth                            $289,133         $153,260          $124,206
-----------------------------------------------------------------------------------------------
PBHG Select Equity                               $433,169         $189,316          $355,670
-----------------------------------------------------------------------------------------------
PBHG Core Growth                                 $303,739         $219,995          $336,589
-----------------------------------------------------------------------------------------------
PBHG Limited                                      $34,782         $123,471           $81,540
-----------------------------------------------------------------------------------------------
PBHG Large Cap 20                                $777,791         $452,760          $167,891
-----------------------------------------------------------------------------------------------
PBHG Large Cap Value                             $858,386         $795,638          $490,469
-----------------------------------------------------------------------------------------------
PBHG Mid-Cap Value                               $861,814        $1,099,445         $301,165(1)
-----------------------------------------------------------------------------------------------
PBHG Small Cap Value                             $730,543         $769,954          $407,791(1)
-----------------------------------------------------------------------------------------------
PBHG Focused Value                               $131,357         $14,330(2)            *
-----------------------------------------------------------------------------------------------
PBHG International                                $57,436          $69,525          $110,586
-----------------------------------------------------------------------------------------------
PBHG Cash Reserves                                  $0               $0                $0
-----------------------------------------------------------------------------------------------
PBHG Technology & Communications                $2,444,485       $1,115,574         $773,750
-----------------------------------------------------------------------------------------------
PBHG Global Technology & Communications Fund         *                *                 *
-----------------------------------------------------------------------------------------------
PBHG Strategic Small Company                     $237,611         $279,693          $361,158
===============================================================================================

=================================================================================================================
                                                                                             Percent of Aggregate
                                                                                                   Amount of
                                                                                                 Transactions
                                                      Percent of Total Amount of             Involving Payment of
                                                      Brokerage Commissions Paid              Commissions to the
Portfolio                                                 to the Distributor                      Distributor
                                            ---------------------------------------------------------------------
                                                1998+            1999+           2000+               2000
-----------------------------------------------------------------------------------------------------------------
PBHG Growth                                       3%              3%               7%                 69%
-----------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth                              7%              4%               7%                 79%
-----------------------------------------------------------------------------------------------------------------
PBHG New Opportunities(2)                         *               0%               1%                 25%
-----------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth                             2%              3%               1%                 56%
-----------------------------------------------------------------------------------------------------------------
PBHG Select Equity                                2%              6%               5%                 52%
-----------------------------------------------------------------------------------------------------------------
PBHG Core Growth                                  1%              1%               1%                 50%
-----------------------------------------------------------------------------------------------------------------
PBHG Limited                                     12%              6%              17%                 42%
-----------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20                                 3%              4%               3%                 64%
-----------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value                              1%              0%               0%                 81%
-----------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value(1)                             1%              0%               0%                 66%
-----------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value(1)                           1%              0%               0%                 53%
-----------------------------------------------------------------------------------------------------------------
PBHG Focused Value(2)                             *               0%               0%                 56%
-----------------------------------------------------------------------------------------------------------------
PBHG International                                0%              0%               0%                 0%
-----------------------------------------------------------------------------------------------------------------
PBHG Cash Reserves                                0%              0%               0%                 0%
-----------------------------------------------------------------------------------------------------------------
PBHG Technology & Communications                  3%              1%               1%                 42%
-----------------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company                      1%              0%               0%                 55%
=================================================================================================================

*    Not in operation during the period.

+ These commissions were paid to the Distributor in connection with repurchase agreement transactions.

(1) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(2) For the period February 12, 1999 (commencement of operations) through March 31, 1999.

                              DESCRIPTION OF SHARES

The Fund may increase the number of shares which each Portfolio is authorized to issue and may create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected series. Shareholders of all series of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of independent accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Advisor Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of directors under certain circumstances. In addition, a director may be removed by the remaining directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.


                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Portfolios are offered on a continuous basis.

Purchases

You may purchase shares of each Portfolio directly through DST Systems, Inc., the Fund's Transfer Agent. Shares of each Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutions may charge you a fee for this service in addition to each Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Directors of the Fund that a Portfolio which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser, each of the sub-advisers and their affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the applicable Portfolio and its shareholders. Shares of the PBHG Limited Fund are currently offered only to existing shareholders of the PBHG Class shares of the Portfolio. Shares of the PBHG New Opportunities Fund are currently offered only to the following: (a) subsequent investments by persons who were shareholders on or before November 12, 1999 (Closing Day); (b) new and subsequent investments made by discretionary advised clients of the Adviser and its affiliates and by employees of the Adviser and its affiliates; and (c) new and subsequent investments by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the Code) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. The PBHG Limited Fund and the PBHG New Opportunities Fund may recommence offering their shares to new investors in the future, provided that the Board of Directors determines that doing so would be in the best interest of the Portfolio and its shareholders.

Minimum Investment

The minimum initial investment in each Portfolio (other than the New Opportunities Fund, Limited Fund and Strategic Small Company Fund) is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. The minimum initial investment in the New Opportunities Fund is $10,000 and in the Limited Fund and the Strategic Small Company Fund is $5,000 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Portfolio with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $25.

Initial Purchase by Mail

An account may be opened by mailing a check or other negotiable bank draft payable to The PBHG Funds, Inc. for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to The PBHG Funds, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534. The Fund will not accept third-party checks, i.e., a check not payable to The PBHG Funds, Inc. or a Portfolio for initial or subsequent investments.

Additional Purchases By Phone (Telephone Purchase)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. The minimum telephone purchase is $1,000, and the maximum is five times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Fund as a result of the cancellation of such purchase.

Initial Purchase By Wire

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolios by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios to be effective on that day. In addition, an original Account Application should be promptly forwarded to: The PBHG Funds, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit: [name of Portfolio, your name, your social security number or tax id number and your assigned account number].

Additional Purchases by Wire

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

Purchase by ACH

If you have made this election, shares of each Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. The maximum purchase allowed through ACH is $100,000.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Fund. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

Redemptions

Redemption orders received by the Transfer Agent prior to 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each of the other Portfolios on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Portfolio next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

You may also redeem shares of each Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each other Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Portfolio has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Portfolio at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. In addition, in-kind distributions may include illiquid securities which shareholders may be unable to dispose of at the time or price desired.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

By Mail

There is no charge for having a check for redemption proceeds mailed to you.

By Telephone

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Fund will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.

By Wire

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.

By ACH

The Fund does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.


Check Writing (Cash Reserves Fund Only)

Check writing service is offered free of charge to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may redeem shares by writing checks on your account for $250 or more. To establish this privilege, please call 1-800-433-0051 to request a signature card. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your account, you may not use a check to close your account. Your account will be charged a fee for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Signature Guarantees

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Shareholder Inquiries and Services Offered

If you have any questions about the Portfolios or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST Systems, Inc., P.O. Box 219534, Kansas City, Missouri 64121-9534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Fund's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

Systematic Investment and Systematic Withdrawal Plans

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) Systematic Investment Plan. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolios at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolios despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolios. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Portfolio's net asset value is relatively low and fewer shares being purchased when a Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the other Portfolios of the Fund currently available to the public. However, if you own shares of any Portfolio other than the Cash Reserves Fund, you are limited to four (4) exchanges annually from such Portfolio to the Cash Reserves Fund. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty (60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Portfolio may legally be sold.

Tax-Sheltered Retirement Plans

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) Traditional IRAs. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Fund monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Portfolios. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Portfolio of the Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.

(2) Roth IRAs. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

(3) SEP-IRAs. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(a) Keogh and Corporate Retirement Plans. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(k) Plans. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolios on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(b) Plans. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

Other Special Accounts

The Fund also offers the following special accounts to meet your needs:

(1) Education IRAs. Education IRAs allow you to save for qualified higher education expenses of designated beneficiaries. Like traditional and Roth IRAs, Education IRAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an Education IRA are not tax deductible, however, distributions from an Education IRA which are used to pay qualified higher education expenses are tax-free. You may contribute up to $500 per year for the benefit of each prospective student under the age of 18. There is a $7.00 annual maintenance fee charged to Education IRA accounts. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) Uniform Gift to Minors/Uniform Transfers to Minors. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) Custodial and Fiduciary Accounts. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.


Minimum Account Size

Due to the relatively high cost of maintaining smaller accounts, the Fund will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Portfolio. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Fund, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day. The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Net asset value per share is determined daily as of 2:00 p.m. Eastern time on each Business Day. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.

Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Directors. The Directors must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Directors deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Directors are required to consider promptly what action, if any, should be initiated. If the Directors believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Directors are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Directors have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.


                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

Portfolio Distributions

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain debt securities purchased by the Portfolios (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments. Each Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because a Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from a Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in your particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Withholding

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Redemption or Exchange of Shares

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

Investment in Foreign Financial Instruments.

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions

Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year.

The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

Foreign Income Tax

Investment Income received by the PBHG International Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the PBHG International Fund meets the Distribution Requirement and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio with respect to income derived from securities for which applicable holding period requirements have been satisfied (the "Foreign Tax Credit Election"). Pursuant to the Foreign Tax Credit Election, the Portfolio will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. However, there are certain holding period requirements that must be satisfied by a shareholder before such shareholder will be allowed a deduction or credit. If the Portfolio makes the Foreign Tax Credit Election, it will report annually to its shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign Shareholders

Dividends from a Portfolio's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Portfolio's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Portfolio or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Portfolio and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Portfolios may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

Notwithstanding the foregoing, if distributions by the Portfolios are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Portfolio's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Portfolios.

Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on May 31, 1999. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.


                             PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For Portfolios other than the Cash Reserves Fund, yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.


                              COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refers to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund is determined by computing the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuates, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 7-day period ended March 31, 2000, the yield for the PBHG Cash Reserves Fund was 5.51% and the 7-day effective yield was 5.65%.

                           CALCULATION OF TOTAL RETURN

From time to time, each of the Portfolios may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for each of the Portfolios (other than the Cash Reserves Fund) from its inception through March 31, 2000, and for the one, five and ten year periods ended March 31, 2000, and the aggregate total returns for the Portfolios since inception, were as follows:

===================================================================================================================
                                                                                                     Aggregate
                                                      Average Annual Total Return                  Total Return
                                -----------------------------------------------------------------------------------
                                                                                      Since            Since
Portfolio                          One Year        Five Year        Ten Year        Inception        Inception
-------------------------------------------------------------------------------------------------------------------
PBHG Growth(1) (Advisor)            147.98%           n/a              n/a            26.96%           137.55%
-------------------------------------------------------------------------------------------------------------------
PBHG Growth(1)PBHG)                 148.57%          29.54%          26.15%           23.23%          1878.03%
-------------------------------------------------------------------------------------------------------------------
PBHG Emerging Growth(2)             101.33%          22.88%             *             26.34%           390.29%
-------------------------------------------------------------------------------------------------------------------
PBHG New Opportunities(13)          529.94%            *                *             505.56%          667.39%
-------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth(3)            98.60%             *                *             40.59%           445.09
-------------------------------------------------------------------------------------------------------------------
PBHG Select Equity(4)               240.82%            *                *             55.98%           814.37%
-------------------------------------------------------------------------------------------------------------------
PBHG Core Crowth(5)                 115.15%            *                *             29.78%           202.50%
-------------------------------------------------------------------------------------------------------------------
PBHG Limited(6)                     137.27%            *                *             34.93%           208.40%
-------------------------------------------------------------------------------------------------------------------
PBHG Large Cap 20(7)                117.88%            *                *             64.99%           431.63%
-------------------------------------------------------------------------------------------------------------------
PBHG Large Cap Value(8)             14.25%             *                *             22.58%           93.79%
-------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value(12)              42.21%             *                *             36.51%           148.18%
-------------------------------------------------------------------------------------------------------------------
PBHG Small Cap Value(12)            64.76%             *                *             24.22%           111.41%
-------------------------------------------------------------------------------------------------------------------
PBHG Focused Value(13)              89.17%             *                *             77.76%           91.73%
-------------------------------------------------------------------------------------------------------------------
PBHG Internationa(l9)               19.29%           11.87              *              8.52%           60.65%
-------------------------------------------------------------------------------------------------------------------
PBHG Technology &
Communications(10)                  233.99%            *                *              66.99           901.97%
-------------------------------------------------------------------------------------------------------------------
PBHG Strategic Small Company(11)    99.74%             *                *             30.39%           136.82%
-------------------------------------------------------------------------------------------------------------------
PBHG Global Technology &
Communications(14)                     *               *                *                *                *
===================================================================================================================

*    The Portfolio was not in operation for the full period.

(1) The PBHG Growth Fund commenced operations on December 19, 1985. The Advisor Class shares of this Portfolio commenced operations on August 19, 1996.

(2) The PBHG Emerging Growth Fund commenced operations with its predecessor on June 15, 1993.

(3)  The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4)  The PBHG Select Equity Fund commenced operations on April 5, 1995.

(5)  The PBHG Core Growth Fund commenced operations on January 2, 1996.

(6)  The PBHG Limited Fund commenced operations on July 1, 1996.

(7)  The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.

(8)  The PBHG Large Cap Value Fund commenced operations on January 1, 1997.

(9)  The PBHG International Fund commenced operations on June 14, 1994.

(10) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

(11) The PBHG Strategic Small Company Fund commenced operations on January 1, 1997.

(12) The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on May 1, 1997.

(13) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 19, 1999.

(14) The PBHG Global Technology & Communications Fund commenced operations on June 1, 2000.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC") located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. PWC provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended March 31, 2000 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 2000. The Annual Report, except for pages one through seven thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PricewaterhouseCoopers LLP and incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                                                            APPENDIX II

                              THE PBHG FUNDS, INC.
                              --------------------


[PHOTO OMITTED]

[LOGO OMITTED] ANNUAL REPORT
MARCH 31, 2000

THE PBHG FUNDS, INC.

PBHG GROWTH FUNDS
PBHG Growth Fund
PBHG Emerging Growth Fund
PBHG Large Cap Growth Fund
PBHG Select Equity Fund
PBHG Core Growth Fund
PBHG Limited Fund
PBHG Large Cap 20 Fund
PBHG New Opportunities Fund

PBHG VALUE FUNDS
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund
PBHG Focused Value Fund

PBHG SPECIALTY FUNDS
PBHG International Fund
PBHG Cash Reserves Fund
PBHG Technology & Communications Fund
PBHG Strategic Small Company Fund

1
[LOGO OMITTED]

THE PBHG FUNDS, INC.

TABLE OF CONTENTS
-----------------------------------------------
Message to Shareholders                      3
PBHG Portfolio Managers                      4
Management Discussion and Analysis           7

PBHG GROWTH FUNDS
-----------------------------------------------
PBHG Growth Fund                             8
PBHG Emerging Growth Fund                   10
PBHG Large Cap Growth Fund                  12
PBHG Select Equity Fund                     14
PBHG Core Growth Fund                       16
PBHG Limited Fund                           18
PBHG Large Cap 20 Fund                      20
PBHG New Opportunities Fund                 22

PBHG VALUE FUNDS
-----------------------------------------------
PBHG Large Cap Value Fund                   24
PBHG Mid-Cap Value Fund                     26
PBHG Small Cap Value Fund                   28
PBHG Focused Value Fund                     30

PBHG SPECIALTY FUNDS
-----------------------------------------------
PBHG International Fund                     32
PBHG Cash Reserves Fund                     34
PBHG Technology & Communications Fund       36
PBHG Strategic Small Company Fund           38

Report of Independent Accountants           40
Statements of Net Assets/Schedules
   of Investments                           41
Statements of Asset and Liabilities         82
Statements of Operations                    84
Statements of Changes in Net Assets         86
Financial Highlights                        91
Notes to Financial Statements               94
Notice to Shareholders                      98


2
[LOGO OMITTED]

THE PBHG FUNDS, INC.

MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

   We are pleased to send you The PBHG Funds, Inc. Annual Report for the fiscal year ended March 31, 2000. This year was one of great challenge and success for everyone at PBHG -- from our portfolio managers to our shareholder services representatives.

PERFORMANCE RESULTS
   In a rapidly changing economic and market environment, we believe our portfolio managers were very successful in identifying and investing in companies with strong growth potential. For the fiscal year ended March 31, 2000, eleven of our fourteen domestic equity funds outperformed their respective benchmark and their mutual fund peers as defined and measured by Lipper, Inc. We encourage you to read the performance information for each of the PBHG Funds contained in this report. However, it is important to understand that these outstanding results were generated in an unusually strong market environment for the type of securities in which we seek to invest and that they are unlikely to be sustained. We believe that it is equally important for shareholders to be sure of their personal investment and savings goals and make sure they have chosen investments that will help them to meet those goals over the long term.

SHAREHOLDER SERVICES
   Our extraordinary investment performance results created an extremely challenging environment for our shareholder service center as the volume of shareholder calls from both longtime shareholders and those new to PBHG increased dramatically. While we were successful in anticipating the upward trends in volumes and increasing staff to meet those trends, our increase was not sufficient to maintain the standards that you and we expect from PBHG. While there is no excuse for our service levels being diminished, it was impossible for us to predict the more than 400% increase in call, transaction and e-mail volumes that we experienced in the first quarter of 2000. We apologize for any inconvenience that this situation may have caused you over the last few weeks, but we are confident that we will once again be meeting your service level expectations by the time you read this letter.
   In addition to increasing our staff, we are in the process of adding additional features and functionality to PBHG FundLink (our automated telephonic shareholder service system) and our web site, www.pbhgfunds.com. These features will make it easier than ever for you to obtain information about your account. Enclosed with this report is a brochure describing the new functionality of PBHG FundLink.
   The newest version of PBHG FundLink, which is scheduled for release in early June, will feature voice recognition technology. This means that you will be able to verbally instruct the system to provide information or perform transactions rather than pushing the buttons on your phone to navigate through menu options. The "Your Account" section of our web site will include new transaction capabilities and be upgraded to make navigation simpler. We are extremely pleased to provide these services so that you can conduct many of your routine transactions at a time most convenient for you.

NEW PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
   To expand and enhance the investment choices available to our investors, PBHG has filed a registration statement with the Securities and Exchange Commission for a new fund, the PBHG Global Technology & Communications Fund. This fund will seek to provide investors with long-term growth of capital and invest in common stocks and American Depositary Receipts of U.S. and non-U.S. companies doing business in the technology and communications sectors of the world's markets. This fund is an expansion of the technology sector expertise of Pilgrim Baxter & Associates, Ltd. into the global equity markets. For more information on this fund, please call 1-800-433-0051 and speak with a Shareholder Services Representative.
   As always, we thank you for your continued confidence in the PBHG Funds, and we look forward to serving your investment needs for many years to come.

[PHOTO OMITTED]

Sincerely,
[SIGNATURE OMITTED]
Harold J. Baxter
CHAIRMAN
THE PBHG FUNDS, INC.

3
[LOGO OMITTED]

THE PBHG FUNDS, INC.

PBHG PORTFOLIO MANAGERS

Gary L. Pilgrim, CFA
[PHOTO OMITTED]
MANAGER
   PBHG Growth Fund
   PBHG New Opportunities Fund

--------------------------------------------------------------------------------
Gary L. Pilgrim is co-founder, Director, President and Chief Investment Officer of Pilgrim Baxter & Associates, Ltd. He is also the President of The PBHG Funds, Inc. Gary has managed the PBHG Growth Fund since its inception in 1985. In addition, he is responsible for overseeing the investment management of Pilgrim Baxter's institutional client portfolios, as well as the PBHG mutual funds advised by Pilgrim Baxter. He is also responsible for overseeing the firm's day-to-day securities trading and account control operations.

     Throughout his 30-year career, Gary has specialized in growth stock investing. He began his career at Philadelphia National Bank in the late 1960's, starting as an equity analyst, later becoming Director of Research and then the Chief Investment Officer of that bank's Trust Department. Gary holds a B.S.B.A from the University of Tulsa and an M.B.A. from Drexel University. He is a Chartered Financial Analyst and a member of the Financial Analysts of Philadelphia, Inc.

     Effective April 24, 2000, Gary Pilgrim also manages the PBHG New Opportunities Fund.


Jeffrey A. Wrona, CFA
[PHOTO OMITTED]
MANAGER
BHG Technology & Communications Fund
   PBHG Core Growth Fund

--------------------------------------------------------------------------------
Jeffrey A. Wrona is the manager of the PBHG Technology & Communications Fund and PBHG Core Growth Fund. In addition, he manages small- and mid-cap growth portfolios for clients of Pilgrim Baxter & Associates, Ltd. Prior to joining the firm, Jeff was with Munder Capital Management, where he was a Senior Portfolio Manager, as well as co-founder of Munder's mid-cap growth product and the Munder NetNet Fund. His prior industry experience includes securities analysis at Drexel Burnham Lambert. Jeff began his business career as a product design engineer with Ford Motor Company. He holds a bachelor's degree in engineering from the University of Michigan and an M.B.A. from the University of Michigan. Jeff is a Chartered Financial Analyst.

Jerome J. Heppelmann, CF
[PHOTO OMITTED]
MANAGER
   PBHG Strategic Small Company Fund
   PBHG Small Cap Value Fund
   PBHG Mid-Cap Value Fund
   PBHG Focused Value Fund
CO-MANAGER
   PBHG Strategic Small Company Fund


--------------------------------------------------------------------------------
Jerome J. Heppelmann concentrates on our small cap and mid-cap value funds. His involvement in the management of these equity strategies began in 1997. He continues to follow the disciplined value-oriented investment process that has guided the PBHG Strategic Small Company, PBHG Small Cap Value, PBHG Mid-Cap Value and PBHG Focused Value funds since their inception. Jerome has been with Pilgrim Baxter & Associates since 1994 and has held a number of roles within the firm prior to joining the value investment team. Prior to joining Pilgrim Baxter & Associates, Jerome was a member of the Investment Advisory Group within SEI Investments servicing investment management clients. Jerome holds a Chartered Financial Analyst designation and is a member of the Financial Analysts of Philadelphia, Inc. He holds a Bachelor of Business Administration with a concentration in Finance from The University of Notre Dame.

4
[LOGO OMITTED]

THE PBHG FUNDS, INC.

PBHG PORTFOLIO MANAGERS

Michael S. Sutton, CFA
[PHOTO OMITTED]
MANAGER
   PBHG Large Cap 20 Fund
   PBHG Large Cap Growth Fund
   PBHG Select Equity Fund


--------------------------------------------------------------------------------
Michael S. Sutton is responsible for managing the PBHG Large Cap 20 and PBHG Large Cap Growth Funds . In addition, Michael manages large cap growth portfolios and researches large cap growth stocks. Michael joined Pilgrim Baxter & Associates from Loomis, Sayles & Co., where he worked as a portfolio manager for seven years. There, he managed institutional mid and large cap growth portfolios. His prior industry experience includes portfolio management at Stein, Roe & Farnham. While there, he managed portfolios in a large cap growth style. Michael received his BS in Finance, MBA and JD from Florida State University and is a Chartered Financial Analyst and a Chartered Investment Counselor.

     Effective April 24, 2000, Michael Sutton also manages the PBHG Select Equity Fund.


Erin A. Piner
[PHOTO OMITTED]
MANAGER
   PBHG Limited Fund
   PBHG Emerging Growth Fund


--------------------------------------------------------------------------------
Erin A. Piner manages the PBHG Limited Fund and the PBHG Emerging Growth Fund and focuses her research on the smallest companies in the Pilgrim Baxter universe. In addition, she manages micro-cap growth portfolios for clients of Pilgrim Baxter & Associates, Ltd. Prior to joining the firm in 1995, Erin worked in the private client groups of Kidder, Peabody & Co., Inc. and Paine Webber, Inc. (subsequent to its merger with Kidder, Peabody). Erin holds a B.A. from the College of the Holy Cross. She is currently a candidate in the Chartered Financial Analyst program.


Raymond J. McCaffrey, CFA
[PHOTO OMITTED]
MANAGER
   PBHG Large Cap Value Fund



--------------------------------------------------------------------------------
Raymond J. McCaffrey is a portfolio manager concentrating on our large cap value discipline. Ray joined Pilgrim Baxter Value Investors in 1997 from Pitcairn Trust Company, where he was Vice President, Technology Analyst & Portfolio Manager responsible for the management of a concentrated equity portfolio and for security analysis and research of the technology sector. His ten years of investment experience also include investment analyst positions with Cypress Capital Management, Independence Capital Management and Fidelity Bank. Ray is an honors graduate of Villanova University with a BS in Economics and received his MBA from Carnegie Mellon University with a concentration in Finance and Investments. He is a Chartered Financial Analyst.

5
[LOGO OMITTED]

THE PBHG FUNDS, INC.

PBHG PORTFOLIO MANAGERS

James M. Smith, CFA
[PHOTO OMITTED]
CO-MANAGER
PBHG Strategic Small Company Fund

--------------------------------------------------------------------------------
James M. Smith is the manager of the Growth portion of the PBHG Strategic Small Company Fund. In addition, he manages small-cap growth portfolios for clients of Pilgrim Baxter & Associates, Ltd. Jim possesses over twenty-five years of investment experience in equity portfolio management and research. Prior to joining Pilgrim Baxter, he managed a small-cap growth equity mutual fund for Selected Financial Services. His prior service also includes employment with Sears Investment Management Company as a Vice President responsible for emerging growth and venture capital portfolios. Jim is a graduate of Washington & Lee University, where he was inducted into Phi Beta Kappa. He also holds an M.B.A. from Northwestern University. Jim is a Chartered Financial Analyst.

Andrew Preston, MSI
[PHOTO OMITTED]
MANAGER
PBHG International Fund


--------------------------------------------------------------------------------
Andrew Preston is the manager of the PBHG International Fund. He served as the Fund's co-manager from 1995 through 1998. In 1985, he joined Murray Johnstone International Limited, a registered investment adviser located in Glasgow, Scotland and the investment sub-advisor for the PBHG International Fund. Murray Johnstone is a wholly-owned subsidiary of Murray Johnstone Holdings Limited, which together have over $7 billion in assets under management for institutional clients worldwide. Murray Johnstone Holdings Limited, with its predecessors, has been in business since 1907.

     Andrew currently serves as Portfolio Manager and Director (since 1993) of Murray Johnstone International Limited. He has managed investments in the United Kingdom, the United States, Japan and Southeast Asia. Andrew holds a B.A. from the University of Melbourne, where he majored in Economics and Far Eastern Languages (Chinese and Japanese) and Culture.


John C. Keogh
[PHOTO OMITTED]
MANAGER
PBHG Cash Reserves Fund


--------------------------------------------------------------------------------
John Keogh is a Senior Vice President and Partner at Wellington Management Company, LLP, the investment sub-adviser for the PBHG Cash Reserves Fund. Wellington is an investment management firm servicing public mutual funds, employee benefit plans, endowments, foundations, and other institutions and individuals. As of March 31, 2000, it had discretionary management authority over $248 billion of assets. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1933.

     John is responsible for money market and other short duration portfolios at Wellington, managing approximately $23 billion in this asset class. He is a member of Wellington's Fixed Income Review Group and he chairs the firm's Short Duration Bond Strategy Group, which develops guidelines for their portfolio managers. John has the distinction of managing the first dollar-denominated money market fund ever offered by a Japanese entity. Prior to joining Wellington in 1983, he worked in the investment division of Connecticut National Bank. John holds a B.A. in Economics from Tufts University.


6
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
THE PBHG FUNDS, INC.

MANAGEMENT DISCUSSION AND ANALYSIS
[PHOTO OMITTED]

DEAR FELLOW SHAREHOLDERS:
Despite significant events that had the potential to cause the markets to perform poorly, the fiscal year ended March 31, 2000 proved to be more rewarding to our shareholders than any other in the almost 15 year history of The PBHG Funds, Inc. Among these "market torpedo" was investor and media preoccupation with the potential computer problems associated with the change over to the year 2000 or "Y2K Problem." Although this issue was a serious global concern, it was addressed appropriately by all industries and had no major impact on the ability of the world's computer systems to function properly. The Federal Reserve's determination to raise interest rates to maintain steady growth without high levels of inflation was certainly another significant market event. However, the United States economy's robust growth, combined with low inflation, low unemployment and rising corporate earnings, provided an ideal environment for market advances.

While the market's advance during the fiscal year was led in large part by technology, smaller capitalization stocks outperformed those of their larger counterparts after two years of being almost completely ignored by investors. The Russell 2000, a commonly used measure of the performance of small cap stocks, returned 37.29% for the year ended March 31, 2000 while the S&P 500 returned 17.94% for the same period. Growth stocks outperformed value stocks even more significantly with the Russell 2000 Growth Index returning 59.06% in comparison to the Russell 2000 Value Index return of 13.24% for the year ended March 31, 2000. No summary of market results for the year ended March 31, 2000 would be complete without mentioning the 86.08% return of the Nasdaq Composite Index or the returns of more concentrated technology indexes like the Pacific Stock Exchange High Technology Index-133.68% or the Soundview Technology Index-170.09%.

The performance of the PBHG Funds for the fiscal year moved in step with these major market averages. Although nearly all of our 14 domestic equity funds significantly outperformed their respective benchmarks, our growth funds, which are naturally drawn to the higher growth companies found in the technology sector, outperformed our value funds. Our best performing growth funds were those with the greatest exposure to the technology sector. The PBHG New Opportunities Fund surged an unprecedented 529.94%, the PBHG Select Equity Fund returned 240.82% and the PBHG Growth Fund advanced 148.57%. The technology concentrated PBHG Technology & Communications Fund returned 233.99%. The returns of the PBHG value funds were in direct correlation to their market capitalization with the PBHG Small Cap Value Fund leading the group with a 64.76% return followed by the PBHG Mid-Cap Value Fund at 42.21% and the PBHG Large Cap Value Fund at 14.25%. The more flexible and concentrated PBHG Focused Value Fund returned 89.17%. While we are extremely proud of all the investment results mentioned above, we would like to remind you that they were generated in an unusually strong market environment and will likely not be sustainable.

The market returns of the past year should serve as another reminder that investors should stay focused on building portfolios and investment programs that provide diversification and are geared towards meeting their long-term investment objectives. There were many reports of investors that positioned their portfolios in cash because of the uncertainty regarding Y2K only to miss the significant market appreciation that occurred in fourth quarter of 1999. While a long-term outlook can be difficult to maintain in periods of short-term market volatility, it has generally been rewarded. We truly believe that "time in the market" is more important than "timing the market."

Sincerely,
[SIGNATURE OMITTED]
Gary L. Pilgrim
PRESIDENT AND CHIEF INVESTMENT OFFICER
PILGRIM BAXTER & ASSOCIATES, LTD.

7
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG GROWTH FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term capital appreciation.
INVESTS IN:  Small to medium-sized growth companies.
STRATEGY: The PBHG Growth Fund seeks capital appreciation by investing primarily in common stocks of small- and medium-sized U.S. growth companies. These companies, in the opinion of Pilgrim Baxter, have an outlook for strong growth in earnings and the potential for significant capital appreciation. The Fund is aggressive and should be considered a long-term investment. The Fund is currently making the majority of purchase selections in companies with market capitalizations in the $1 billion to $10 billion range.

PERFORMANCE
    For the year ended March 31, 2000, the Fund's total return was 148.6% versus the Russell 2000 Growth Index return of 59.1%, the 97.8% average return of all funds classified as midcap growth by Lipper, Inc. and the Russell Mid-Cap Growth Index return of 77.2%. In contrast to last year's returns, which were negative in three of the four quarters, this fiscal year had positive returns in each quarter, topped by the December quarter. This quarter's return of 64.6% was, by a wide margin, the largest in the Fund's fifty-seven quarter history. The environment for most of the year was one of leadership by technology companies and smaller growth companies. For example, both the PSE Technology Index and the Soundview Technology Index were up in excess of 130%. By comparison, value driven and large cap indexes were much less productive as shown by the S&P's return of 17.9% and the fact that the various Russell value indexes were contained within a return range of 4% to 13%.
    Using the Russell 2000 Growth Index as a reference, the highest returns during the year came from the areas of business equipment & services and technology, capital goods and healthcare while consumer durables, non-durables and services, raw materials and financial services were relatively weak. The Fund's major overweightings in technology and business equipment and services delivered the majority of the outperformance. These two sectors together accounted for about 80% of the portfolio holdings on average during the year. We had little or no exposure to the weakest performing sectors. For example, we were very underweighted in financial services which struggled with a less then accommodating interest rate environment during much of the year. As is the norm for us, the weightings outcomes were arrived at by anticipating and staying with those companies showing exceptional earnings results. The year was marked by relatively few fundamental disappointments and a long list of companies that exceeded earnings expectations while growing their businesses at very high rates. While results aren't complete for the last quarter of the fiscal year, the first three quarters showed portfolio companies growing at rates in the 55-80% range in both sales and earnings. The portfolio companies also experienced a sharply declining number of negative earnings surprises as the year progressed. In the final analyses, we believe these great earnings outcomes more than explain our relatively good investment returns.

PORTFOLIO HIGHLIGHTS
    With a portfolio return of 148.6%, there were obviously many great performing stocks in the portfolio during the year. Stocks the Fund held for the full fiscal year that produced above average returns included Check Point Software, Applied Micro Circuits, Micromuse and SDL Inc. New positions that performed particularly well included Redback Networks, E.Piphany, Ditech Communications and Copper Mountain Networks. Each of these companies not only delivered solid fundamental results during the year, but were involved in technology and/or the internet in some way. A sample of investment bloopers would include US Liquids, Consolidated Graphics, Navigant Consulting, Lason and Engineering Animation. The common theme, as always, was earnings targets were missed, dramatically lowering expectations going forward. As shareholders are aware, we seldom continue to hold companies that miss their numbers and all of the above were sold.
    As we are writing this review, the market and the technology sector are coming under intense selling pressure. With the huge outperformance of the Nasdaq over the last year, driven very much by technology, one could certainly argue that a setback was overdue. As much as we hate to give back performance, the only real defensive option for an investor like ourselves is a heavy cash position. Our strategy, however, is to always own a portfolio of the most rapidly growing, quality companies and to accept the volatility that comes with these types of companies and stay fully invested. We have never claimed any market timing expertise and we don't believe that it is possible to consistently add value by jumping in and out of the market. Our focus will continue to be on individual stock selection as we attempt to add value by owning great growth companies. As we work our way through this period, remember that many investors sell stocks simply because they are going down. It is our experience that this type of environment produces great opportunity to acquire high growth rate, smaller companies much more easily than under normal circumstances. That will be our strategy in the weeks ahead.
    We thank you for your investment in the Fund.

8
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
THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

----------------------------------------------------------------------------------------
                                     One    Annualized Annualized Annualized Annualized
                                    Year      3 Year     5 Year    10 Year   Inception
                                   Return     Return     Return    Return     to Date
----------------------------------------------------------------------------------------
  PBHG Growth Fund
     -PBHG Class 2                 148.57%    42.49%     29.54%    26.11%    23.23%
----------------------------------------------------------------------------------------
  PBHG Growth Fund -
     Advisor Class 3               147.98%    42.13%     29.31%    26.04%    23.15%
----------------------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                         $10,000 INVESTMENT IN THE PBHG
                         GROWTH FUND, PBHG CLASS, VERSUS
                        THE RUSSELL 2000 GROWTH INDEX AND
                         THE LIPPER MID-CAP GROWTH FUNDS
                                     AVERAGE
[LINE GRAPH OMITTED]
              PBHG Growth Fund,     Russell 2000       Lipper Mid-Cap Growth
                  PBHG Class        Growth Index(4)       Funds Average(5)
12/31/85            $10000               $10000             $10000
1/31/86              10250                10228              10239
2/28/86              11080                10983              11002
3/31/86              11510                11482              11619
4/30/86              11640                11763              11819
5/31/86              12580                12194              12503
6/30/86              12680                12233              12698
7/31/86              11700                10918              11508
8/31/86              12380                11153              11989
9/30/86              11240                10245              10930
10/31/86             12193                10766              11593
11/30/86             12676                10718              11714
12/31/86             12394                10358              11411
1/31/87              14728                11691              12966
2/28/87              16509                12823              14219
3/31/87              16871                13175              14406
4/30/87              16911                12767              14215
5/31/87              17046                12677              14385
6/30/87              16508                12991              14441
7/31/87              16604                13302              14910
8/31/87              17548                13687              15591
9/30/87              17524                13413              15323
10/31/87             12898                 8994              11048
11/30/87             11840                 8399              10298
12/31/87             13832                 9273              11677
1/31/88              13566                 9454              11703
2/29/88              14814                10334              12599
3/31/88              14660                10888              12816
4/30/88              15011                11151              13050
5/31/88              14576                10783              12792
6/30/88              15684                11579              13731
7/31/88              14969                11363              13282
8/31/88              14099                10950              12745
9/30/88              14744                11260              13242
10/31/88             14449                11073              13040
11/30/88             14119                10642              12723
12/31/88             14780                11162              13310
1/31/89              15792                11638              14124
2/28/89              15553                11667              14047
3/31/89              15244                11991              14441
4/30/89              16467                12588              15394
5/31/89              18020                13191              16285
6/30/89              17004                12767              15748
7/31/89              18401                13365              16874
8/31/89              19177                13749              17464
9/30/89              19896                13907              17662
10/31/89             18852                13146              16863
11/30/89             18698                13263              17121
12/31/89             19109                13413              17284
1/31/90              17501                12029              15761
2/28/90              18537                12485              16278
3/31/90              19377                13057              17006
4/30/90              18948                12669              16637
5/31/90              21627                13799              18439
6/30/90              21823                13881              18557
7/31/90              20716                13250              17900
8/31/90              17984                11332              15641
9/30/90              15483                10259              14308
10/31/90             14787                 9683              13879
11/30/90             16614                10574              15129
12/31/90             17266                11078              15897
1/31/91              19518                12118              17389
2/28/91              20782                13510              18834
3/31/91              22659                14462              20053
4/30/91              22284                14290              19754
5/31/91              23271                14980              20846
6/30/91              20664                13961              19506
7/31/91              22323                14593              20879
8/31/91              23449                15238              21848
9/30/91              23074                15467              21887
10/31/91             23745                16126              22728
11/30/91             22724                15285              21880
12/31/91             26179                16748              24871
1/31/92              27174                18064              25543
2/29/92              27447                18257              25893
3/31/92              25782                17207              24487
4/30/92              24862                16208              23341
5/31/92              24688                16171              23415
6/30/92              23544                15140              22357
7/31/92              23420                15615              23191
8/31/92              22649                15014              22623
9/30/92              23644                15433              23200
10/31/92             25061                16068              24199
11/30/92             28298                17568              26089
12/31/92             33612                18050              26971
1/31/93              33003                18274              27465
2/28/93              30891                17281              26147
3/31/93              34668                17726              27208
4/30/93              33868                17164              26501
5/31/93              37613                18193              28221
6/30/93              39822                18236              28593
7/31/93              40302                18418              28793
8/31/93              43375                19300              30437
9/30/93              47344                19938              31679
10/31/93             48145                20514              32009
11/30/93             46320                19684              30869
12/31/93             49312                20461              32212
1/31/94              51258                21006              33049
2/28/94              51777                20913              32977
3/31/94              47592                19629              31011
4/30/94              47884                19659              30931
5/31/94              45192                19218              30328
6/30/94              41591                18397              28841
7/31/94              42888                18659              29502
8/31/94              47657                20028              31620
9/30/94              49052                20112              31804
10/31/94             50577                20326              32621
11/30/94             49571                19504              31417
12/31/94             51654                19964              32055
1/31/95              49122                19557              31699
2/28/95              51849                20461              33100
3/31/95              54219                21058              34305
4/30/95              53667                21375              34442
5/31/95              54089                21655              35080
6/30/95              59998                23147              37900
7/31/95              67238                24951              41326
8/31/95              67141                25258              41917
9/30/95              70712                25779              43263
10/31/95             72660                24510              42103
11/30/95             75550                25591              43737
12/31/95             77660                26158              43964
1/31/96              74186                25942              43815
2/29/96              79673                27125              45830
3/31/96              82140                27662              46761
4/30/96              89056                29786              50529
5/31/96              93114                31314              52621
6/30/96              89348                29278              50353
7/31/96              80128                25704              44971
8/31/96              84218                27606              47831
9/30/96              91621                29027              51265
10/31/96             85192                27776              49450
11/30/96             87465                28548              50593
12/31/96             85290                29105              50390
1/31/97              85225                29832              52038
2/28/97              76102                28031              48713
3/31/97              68375                26052              45293
4/30/97              68667                25751              45257
5/31/97              77141                29621              50810
6/30/97              80420                30626              53167
7/31/97              85972                32195              57330
8/31/97              84153                33161              57485
9/30/97              90192                35808              61866
10/31/97             85160                33656              58222
11/30/97             82465                32855              57226
12/31/97             82433                32874              57472
1/31/98              80290                32436              56604
2/28/98              87757                35299              61602
3/31/98              91653                36780              64701
4/30/98              92010                37006              65251
5/31/98              83569                34317              61467
6/30/98              88212                34668              64232
7/31/98              80095                31773              60526
8/31/98              60388                24439              47798
9/30/98              65063                26917              51311
10/31/98             66524                28320              53512
11/30/98             72530                30517              57996
12/31/98             82920                33279              65402
1/31/99              84705                34776              68228
2/28/99              76167                31595              63165
3/31/99              79576                32720              68067
4/30/99              76069                35610              70987
5/31/99              78764                35666              70795
6/30/99              88764                37545              76742
7/31/99              87530                36384              75913
8/31/99              89803                35023              75906
9/30/99              96978                35699              77598
10/31/99            105776                36614              84241
11/30/99            122561                40485              94459
12/31/99            159576                47621             112208
1/31/2000           159543                47177             110671
2/29/2000           216428                58154             137453
3/31/2000           197803                52041             131419

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
3 The performance shown for the Advisor Class (formerly known as the Trust Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to March 31, 2000 was 26.96%.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Mid-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

SECTOR WEIGHTINGS -- AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical  12%
Health Care         7%
Industrial         12%
Services            3%
Technology         55%
Cash               11%
% OF TOTAL PORTFOLIO INVESTMENTS

TOP TEN HOLDINGS - MARCH 31, 2000
InfoSpace                                         3.9%
SDL                                               3.7%
Gemstar International                             3.4%
Flextronics International                         2.9%
Peregrine Systems                                 2.9%
Micromuse                                         2.8%
Network Solutions                                 2.8%
Check Point Software                              2.6%
Macrovision                                       2.3%
Research in Motion                                2.2%
-------------------------------------------------------
% of Total Portfolio Investments                 29.4%

9
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG EMERGING GROWTH FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term growth of capital.
INVESTS IN:  Domestic emerging growth companies.
STRATEGY: The Fund's strategy is to invest in young, rapidly growing companies with prospects for continued growth. The Fund will typically target the following sectors: technology, healthcare, consumer, and service. The Fund will remain diversified over a large number of securities.

PERFORMANCE
    For the year ending March 31, 2000, the PBHG Emerging Growth Fund generated a return of 101.33%, significantly outperforming its small-cap benchmark, the Russell 2000 Growth Index, which finished the same period up 59.06%. After underperforming the Russell 2000 Growth by 990 basis points in fiscal year 1999, this past year's extraordinary relative outperformance clearly illustrates a dramatic reversal of fortune for our rapidly growing, high-quality small company holdings. This divergence in returns demonstrates that while market sentiment can be erratic, our mission to stay consistently invested in the emerging growth companies with strong earnings and revenue growth prospects regardless of short-term swings in market valuation will reward our long-term investors over time.
    Addressing the Emerging Growth Fund's rather lackluster performance in the last annual report, we wrote the following: "The last year has been another difficult year for small-cap stocks. With the Dow hitting 10,000 and the Internet craze creating billions of valuation each week, some may ask why we remain so staunchly committed to small, rapidly growing companies. We remain unfazed...we believe that the small-cap sector in general and the PBHG Emerging Growth Fund in particular will provide the investor with the potential for explosive returns." This assertion that our fundamentally strong, fast growing small-cap holdings were perfectly positioned to benefit from a renewed focus on earnings growth proved correct over the year that has followed. However, recent and historical market volatility along with the extreme difficulty of accurately forecasting changes in market sentiment have clearly reinforced our contention that this aggressive growth Fund provides the best returns to disciplined investors who maintain a long-term time horizon.

PORTFOLIO HIGHLIGHTS
    With relative valuations hovering near all time lows against the backdrop of strong growth and the wind of a more benevolent environment toward small-cap stocks at their back, technology stocks provided the performance leadership for the strong returns of the Emerging Growth Fund over the period ending March 31, 2000. Many of our long-term small-cap holdings that suffered through the abysmal performance of fiscal year 1999 were well rewarded over the twelve months that followed.
    Among those positions held throughout the fiscal year that were significant contributors to the Fund's performance were the following: Business Objects, a provider of business intelligence software was up 570% in the period. Having been inappropriately stigmatized as an old economy software company that would die a painful Y2K related death, Business Objects responded with strong fundamental performance that was rewarded over the last twelve months as investors began to embrace the small Paris based company as an important e-commerce enabling technology vendor. Having consistently outpaced the market's expectations for earnings and revenue growth, Polycom, a manufacturer of traditional audio and video conferencing products as well as integrated access devices for new technology based service providers, posted a 322% return in the period. Peregrine Systems, an enterprise software and service vendor that enables the management of corporate infrastructure resources from procurement throughout the entire lifecycle was up 299% in the period. Peregrine provides another example of an old economy software company whose valuation improved significantly as investors came to recognize it as a new economy infrastructure necessity in the business to business Internet commerce arena. Forrester Research, a provider of market data and insight to technology professionals continued to benefit from the growth of our transforming digital economy, posting a 257% return for the period. Advent Software, a maker of software for the asset management industry was up 175% in the period. It is without accident that each of these companies is profitable and has maintained a solid, scalable business model. These profitable high growth companies continue to be the mainstay of the investment process for the Emerging Growth Fund.
    In addition to our long-term holdings, the Fund also had a number of new positions contribute handsomely to the period's positive returns. Ditech Communications, a provider of telecommunications equipment, which was originally purchased in June 1999 as the company was approaching quarterly profitability; Informatica, a provider of software for data analysis, initially purchased in April 1999; and Micromuse, a provider of software for telecommunications management, also purchased in April 1999 each delivered stellar returns to the Fund. Similar to our aforementioned long-term holdings, we believe each of these companies is profitable and growing rapidly.
    While it is easy to find winners in a year such as the one that has just passed, we had our fair share of losers in the Fund as well. The healthcare sector experienced earnings disappointments followed by significant wealth destruction as the nuclear winter of Y2K significantly affected many companies in this sector. Healthcare was the only sector that delivered negative returns in the portfolio, but certain individual companies across all industries such as Laser Vision Centers, Dave & Busters, Axent Technologies and Consolidated Graphics also detracted from the Fund's performance.
    Looking forward, while many of us expect volatility to continue to be a defining characteristic of the year ahead, we believe the strong revenue and earnings growth offered by our portfolio of high-quality, small emerging growth companies should continue to yield healthy returns over time. Although periods of extreme market volatility have historically proven to be particularly difficult for the small-cap asset class, we are optimistic that a renewed focus on quality will be a key performance driver for the rapidly growing, fundamentally robust small companies that have always been the hallmark of our portfolio.

10
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

-------------------------------------------------------------------------------
                                 One      Annualized  Annualized   Annualized
                                Year        3 Year      5 Year      Inception
                               Return       Return      Return      to Date2
-------------------------------------------------------------------------------
  PBHG Emerging Growth Fund    101.33%      29.32%      22.88%       26.34%
-------------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                         $10,000 INVESTMENT IN THE PBHG
                         GROWTH FUND, PBHG CLASS, VERSUS
                        THE RUSSELL 2000 GROWTH INDEX AND
                         THE LIPPER MID-CAP GROWTH FUNDS
                                     AVERAGE
[LINE GRAPH OMITTED]
            PBHG Emerging       Russell 2000      Lipper Small Cap
             Growth Fund      Growth Index(3)  Growth Funds Average(4)
6/30/93        $10000              $10000       $10000
7/31/93         10198               10100        10048
8/31/93         11304               10583        10595
9/30/93         12500               10933        11076
10/31/93        13063               11249        11225
11/30/93        12332               10794        10794
12/31/93        13100               11220        11309
1/31/94         13636               11519        11619
2/28/94         14075               11468        11621
3/31/94         13100               10764        10918
4/30/94         13261               10780        10916
5/31/94         12854               10539        10623
6/30/94         12008               10088        10084
7/31/94         12372               10232        10280
8/31/94         13689               10983        11022
9/30/94         14621               11029        11168
10/31/94        15628               11146        11426
11/30/94        15435               10695        11067
12/31/94        16216               10947        11350
1/31/95         15518               10724        11149
2/28/95         16130               11220        11627
3/31/95         17290               11548        12041
4/30/95         17666               11721        12164
5/31/95         17762               11875        12296
6/30/95         19384               12693        13231
7/31/95         21328               13682        14347
8/31/95         21575               13851        14543
9/30/95         22359               14136        15002
10/31/95        21682               13441        14579
11/30/95        22982               14033        15180
12/31/95        24072               14344        15435
1/31/96         23498               14226        15310
2/29/96         24838               14874        16149
3/31/96         25963               15169        16659
4/30/96         29722               16334        18365
5/31/96         31084               17171        19334
6/30/96         29159               16055        18368
7/31/96         25142               14095        16456
8/31/96         27122               15138        17622
9/30/96         29643               15918        18761
10/31/96        28068               15231        18093
11/30/96        28011               15655        18424
12/31/96        28184               15960        18597
1/31/97         28475               16359        19047
2/28/97         24311               15371        17758
3/31/97         22403               14286        16516
4/30/97         21345               14121        16265
5/31/97         25567               16243        18603
6/30/97         27033               16794        19680
7/31/97         27882               17655        20989
8/31/97         28184               18184        21341
9/30/97         30918               19636        23089
10/31/97        28347               18455        21918
11/30/97        27289               18016        21452
12/31/97        27149               18027        21559
1/31/98         26823               17787        21238
2/28/98         28766               19357        23028
3/31/98         30045               20169        24159
4/30/98         30255               20293        24410
5/31/98         27568               18818        22767
6/30/98         28417               19011        23364
7/31/98         26009               17423        21712
8/31/98         21147               13401        17016
9/30/98         23020               14760        18368
10/31/98        22740               15530        19217
11/30/98        24532               16735        20889
12/31/98        27964               18249        23166
1/31/99         28058               19070        23740
2/28/99         24800               17326        21615
3/31/99         24064               17943        22582
4/30/99         23481               19527        23519
5/31/99         24496               19558        23723
6/30/99         27252               20588        25885
7/31/99         26610               19952        25864
8/31/99         26353               19206        25584
9/30/99         28443               19576        26326
10/31/99        30335               20078        27843
11/30/99        33604               22201        31565
12/31/99        41484               26114        37534
1/31/2000       39861               25870        37122
2/29/2000       53014               31889        46773
3/31/2000       48448               28537        43742

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Emerging Growth Fund commenced operations on June 14, 1993.
3 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 7%
Health Care       10%
Industrial        9%
Services          8%
Technology        58%
Cash               8%
% OF TOTAL PORTFOLIO INVESTMENTS

TOP TEN HOLDINGS - MARCH 31, 2000
Peregrine Systems                                 3.6%
Micromuse                                         2.7%
Business Objects ADR                              2.7%
Advent Software                                   2.5%
TranSwitch                                        2.2%
Polycom                                           2.2%
Micrel                                            2.1%
Allscripts                                        2.1%
Ditech Communications                             2.0%
Varian Semiconductor Equipment                    2.0%
-------------------------------------------------------
% of Total Portfolio Investments                 24.2%

11
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG LARGE CAP GROWTH

PORTFOLIO PROFILE
OBJECTIVE:  Long-term growth of capital.
INVESTS IN: Companies, with above $1 billion of market capitalization that, in Pilgrim Baxter's opinion, have an outlook for strong growth in earnings and potential for capital appreciation.
STRATEGY: The Fund consists of larger companies with historical and estimated future growth rates of over 20%. The Fund strives to layer additional strong investment ideas on top of the 20 "best Large Cap ideas" found in the PBHG Large Cap 20 Fund to provide a more diversified investment opportunity for shareholders interested in the large company arena.

    In the current environment -- where very large, multinational, economically sensitive corporations are experiencing slowing growth rates -- this Fund attempts to isolate and harness the power of consistent, high-growth, large companies that are less affected by economic cycles.

PERFORMANCE
    The PBHG Large Cap Growth Fund returned 98.6% for the fiscal year ended March 31, 2000, compared to the 17.9% return of its benchmark, the S&P 500 Index. The out performance relative to the benchmark occurred in the last three fiscal quarters. During this time, investors gravitated toward technology issues whose revenue and earnings growth rates were accelerating. The underlying strength of these companies' fundamentals increasingly began to overwhelm the doomsayer's predictions for a Year 2000 catastrophe. In fact, the fourth quarter of 1999 proved to be one of the best quarters for technology stocks ever.
    An interesting phenomenon over the past year was the intensity of the Initial Public Offering (IPO) market. Here, investors were especially eager to snap up new issues as quickly as the investment bankers could get them ready for institutional investor roadshows. An equally interesting phenomenon was that investors became increasingly willing to pay up for Internet companies that had no current earnings but were growing their revenues exponentially. These "New Economy" companies received extraordinary valuations. As their valuations grew, it increased the scrutiny of all technology companies' price appreciation. In the meantime, "Old Economy" companies were being devalued by the stock market. The divergence in these two segments reached a crescendo on March 10, 2000. Since then, there has been a revision in New and Old Economy valuations. Many New Economy issues indiscriminately lost 30% of their value by the close of the first quarter of 2000.
    Over the past year, the Fund nicely outperformed the market and our peer group as our preference for high-growth companies was rewarded. The last two quarters of the fiscal year provided most of our substantial relative outperformance. For the fiscal year, we were fortunate enough to outperform 83% of our peers, as the average return generated by the universe of multi-cap growth mutual funds (as categorized by Lipper, Inc.) was 65.1% over the same twelve-month period.
    Like last year, investors continued to favor technology stocks above all others. Determining factors seemed to be sustainable, above-average earnings and revenue growth rates in an environment characterized by increased trading liquidity. There is no question that our investment style was in favor over the last twelve months. We continue to believe that high quality, well-managed, non-cyclical growth companies with sustainable competitive advantages consistently represent the most compelling investment opportunities.
    We also experienced some disappointments during this fiscal year. Deteriorating fundamentals prompted the sale of a number of holdings, most before their share price deterioration and, unfortunately, a few after. While negative surprises are a fact of life for investors, we believe minimizing them creates superior returns over time. We plan to continue to work hard to anticipate changes in our companies' business fundamentals.

PORTFOLIO HIGHLIGHTS
    Relatively large positions in several of the market's top performers easily compensated for the negative effects of our disappointing stocks. Fortunately, several Fund holdings appreciated by more than 200% for the year.
    Technology comprised the largest sector of the portfolio and led this year's performance. One of our best performers was Qualcomm which benefited from its proprietary CDMA technology in the explosively growing cellular phone market, rising 365% from our purchase in June 1999. An important theme was our investment in Internet Infrastructure companies, which included EMC Corp., Broadcom, SunMicrosystems and Cisco Systems. A particularly important segment of the Internet infrastructure subsector was optical networking. Our company of choice here was JDS Uniphase, which was also one of last year's best performing issues appreciating 567% from our initial purchase in June of 1999. JDS Uniphase is a provider of advanced fiberoptic components and modules. The Company's components and modules are basic building blocks for fiberoptic networks and perform both optical-only (passive) and optoelectronic (active) functions within these networks. We continue to remain steadfast in our view that technology is likely to remain the fastest growing sector of our economy with the best business momentum.
    Non-technology companies also contributed to our strong performance during the year. In the consumer cyclical sector, better-than-expected earnings reports drove the share prices of Home Depot, Kohl's, Walmart and Tiffany's. In the healthcare sector, Genentech and MedImmune benefited from continued recognition as two of the best-positioned biotechnology companies. In the services sector, Gemstar International Group shares rose due to better-than-expected earnings and the expanded recognition of the company's rapidly growing service. Gemstar develops markets and licenses proprietary technologies designed to simplify and enhance consumers' interaction with electronics products and other platforms that deliver video, programming information and other data.
    As we enter the new fiscal year, the equity markets are in a period of transition. The euphoria of the prior two quarters has abated and the new mode is one of caution. Clearly the Federal Reserve is no longer accommodating with respect to interest rates. With valuations at historically high levels, we would expect periods of extreme short-term volatility. But in our opinion odds are low for a major sustained downdraft in equity markets in the presence of a vibrant U.S. economy and exceptional fundamental business dynamics. At present, some of the market's "arrogance" that it could continue climbing unabated has waned. In one sense, we are relieved that the ominous correction everyone has been anticipating for New Economy stocks has finally occurred. While we experienced some discomfort as some of "our babies" were thrown out with the "bath-water," we are confident that over the intermediate term the market will separate our "contenders" from the "pretenders". The pullback has also presented us with the opportunity to commit new capital to our investments at lower prices, which we believe will strengthen the Fund for the long-term.

12
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                           AVERAGE ANNUAL TOTAL RETURN
                              AS OF MARCH 31, 2000

--------------------------------------------------------------------------------
                                     One           Annualized       Annualized
                                    Year             3 Year          Inception
                                   Return            Return          to Date2
--------------------------------------------------------------------------------
  PBHG Large Cap Growth Fund       98.60%            54.69%           40.59%
--------------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                         $10,000 INVESTMENT IN THE PBHG
                         GROWTH FUND, PBHG CLASS, VERSUS
                        THE RUSSELL 2000 GROWTH INDEX AND
                         THE LIPPER MID-CAP GROWTH FUNDS
                                     AVERAGE
[LINE GRAPH OMITTED]
           PBHG Large Cap                       Lipper Multi-Cap Growth
            Growth Fund        S&P 500 Index(3)     Funds Average(4)
4/30/95          $10000           $10000                  $10000
5/31/95           10070            10399                   10228
6/30/95           10920            10640                   10858
7/31/95           11740            10993                   11588
8/31/95           12310            11020                   11692
9/30/95           13160            11485                   12028
10/31/95          13510            11444                   11847
11/30/95          13720            11946                   12280
12/31/95          13383            12176                   12319
1/31/96           14146            12590                   12481
2/29/96           14827            12707                   12893
3/31/96           14992            12830                   13040
4/30/96           15880            13019                   13737
5/31/96           16509            13354                   14206
6/30/96           16158            13405                   13829
7/31/96           15023            12813                   12755
8/31/96           15601            13083                   13381
9/30/96           16870            13819                   14320
10/31/96          16365            14200                   14174
11/30/96          16994            15273                   14885
12/31/96          16514            14970                   14662
1/31/97           17247            15905                   15400
2/28/97           16504            16030                   14817
3/31/97           14727            15372                   13954
4/30/97           15626            16289                   14295
5/31/97           17330            17280                   15582
6/30/97           18197            18054                   16152
7/31/97           19860            19490                   17621
8/31/97           18941            18399                   17235
9/30/97           20139            19406                   18334
10/31/97          19282            18759                   17509
11/30/97          19365            19626                   17583
12/31/97          20206            19963                   17773
1/31/98           19893            20184                   17764
2/28/98           22450            21639                   19261
3/31/98           23681            22746                   20192
4/30/98           23817            22974                   20416
5/31/98           23160            22580                   19585
6/30/98           24861            23496                   20607
7/31/98           24621            23247                   19987
8/31/98           19945            19890                   16465
9/30/98           21458            21164                   17751
10/31/98          21573            22886                   18701
11/30/98          22993            24273                   20094
12/31/98          26353            25672                   22395
1/31/99           27213            26745                   23629
2/28/99           25671            25914                   22346
3/31/99           27447            26951                   23735
4/30/99           27157            27995                   24355
5/31/99           26029            27334                   23939
6/30/99           27950            28851                   25660
7/31/99           26933            27951                   25144
8/31/99           27135            27811                   25167
9/30/99           27593            27048                   25149
10/31/99          30363            28760                   26977
11/30/99          34284            29345                   29362
12/31/99          44025            31073                   34092
1/31/2000         44792            29512                   33274
2/29/2000         56129            28953                   38515
3/31/2000         54509            31786                   38700

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.
3 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 8%
Financial         3%
Health Care       8%
Industrial       10%
Services          3%
Technology       60%
Utilities         2%
Cash              6%
% OF TOTAL PORTFOLIO INVESTMENTS

TOP TEN HOLDINGS - MARCH 31, 2000
Broadcom                                          3.2%
Nortel Networks                                   2.9%
Cisco Systems                                     2.8%
InfoSpace                                         2.7%
Juniper Networks                                  2.4%
JDS Uniphase                                      2.3%
Gemstar International                             2.2%
General Electric                                  2.1%
Siebel Systems                                    2.1%
Texas Instruments                                 2.1%
-------------------------------------------------------
% of Total Portfolio Investments                 24.9%

13
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG SELECT EQUITY FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term growth of capital.
INVESTS IN: Normally no more than 30 common stocks of companies that, in Pilgrim Baxter's opinion, have a strong earnings growth outlook and potential for capital appreciation.
STRATEGY: This portfolio is designed to concentrate our investments in approximately 30 companies that we believe represent the best growth companies in the market at a given time, regardless of company size. We purchase only those high growth, high quality companies where we have the greatest confidence in the company's specific fundamental business characteristics.

PERFORMANCE
    The PBHG Select Equity Fund returned 240.82% for the fiscal year ended March 31, 2000. This compares quite favorably to the 17.94% return of the S&P 500 and the 65.13% return of the average mutual fund in Lipper's Multi-Cap Growth Fund classification. The Fund's heavy weighting in the technology sector was a contributing factor to outperforming the benchmark but stock selection within that sector was the primary driver. Technology companies in general, and those with high earnings and sales growth rates in particular, were in high demand by investors for a large part of the year.
    The Fund underperformed to the S&P 500 in the quarter ended June 30, 1999, its first fiscal quarter. During that quarter, investors rotated out of technology stocks and into industrial and consumer cyclical issues. This was prompted by worries over the high valuations of Internet companies, which broadened to the entire technology sector. During the first fiscal quarter, the Fund returned 0.42% while the S&P 500 returned 7.05%.
    The trend of favoring the low growth stocks of the industrial and consumer cyclical sectors quickly faded in the Fund's second fiscal quarter. That quarter was marked by a return of the market's attention to the technology sector. The Fund was well positioned to benefit from that shift. During the second fiscal quarter, the Fund returned 8.22% versus a decline in the S&P 500 of 6.25%. Exposure to quality companies in the semiconductor, enterprise storage device and software, and Internet sectors boosted performance over the benchmark significantly.
    The market leadership of the technology sector continued and picked up strength in the Fund's third fiscal quarter. For the three months ended December 31, 1999, the Fund returned 130.62%, significantly outpacing the 14.88% return of the S&P 500. This was caused by a seemingly insatiable demand for the Internet and Internet-related companies that were top holdings of the Fund. Twenty-one of the companies held by the Fund increased by over 100% during its third fiscal quarter.
    During the final fiscal quarter, the Fund also produced strong returns. For the three months ended March 31, 2000, the Fund returned 35.98%, which compares favorably to the 2.30% return of the S&P 500 over the same time period. The companies in which the Fund invested continued to produce strong operating results and business momentum, a combination that was rewarded. Despite the strong performance of the quarter, the world's equity markets became increasingly volatile and continued to be so after the Fund's fiscal year end in response to the perception of rising inflation.

PORTFOLIO HIGHLIGHTS The majority of the Fund's holdings performed extremely well during the fiscal year. In fact, the Fund had positions in over 31 stocks that increased by more than 100%. Of these, 14 returned in excess of 250%. Examples of our winners include: [Bullet] InfoSpace, an Internet content provider, was up 596% from its purchase in June 1999 to fiscal year end [Bullet] Broadvision, an Internet software company, gained 578% from March 31, 1999 through its sale in January 2000.
[Bullet] Audiocodes, which designs, develops and markets telecommunications products, returned 488% from its purchase in May 1999 through fiscal year end. [Bullet] Emulex, which designs, develops and supplies network products, was up 443% from its purchase in June 1999 through its sale in January 2000.
[Bullet] Broadcom, a provider of integrated silicon solutions that enable broadband digital data transmissions of voice, data and video content, gained 413% from its purchase in June 1999 to fiscal year end.

    Although the majority of the Fund's investments provided positive contributions to performance during the fiscal year, we did experience some disappointments. Examples include: New Era of Networks, Network Associates, Advantage Learning Systems, Softnet Systems and Earthlink. Each of these companies lost between 71% and 38% of their value during the fiscal year and was eliminated from the portfolio. As is usually the case with our underperformers, these companies posted operating results that disappointed investors.
    Overall, we believe the PBHG Select Equity Fund provided extraordinary investment performance results during the fiscal year ended March 31, 2000. These results were generated in an environment that was extremely favorable to technology stocks. We urge investors to maintain realistic expectations of future performance and understand that these types of results are unlikely to be sustained. In the last few months, the global equity markets have become increasingly volatile given the large advances in equity valuations, the Federal Reserve's dedication to increasing interest rates in order to control economic growth and the nervous investment sentiment that these market conditions create. We remain positive in our long-term outlook for the high quality, rapidly growing companies in which the Fund invests and believe our strategy will continue to be successful over the long haul. We thank your for your continued confidence and investment in the Fund.

14
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
THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

----------------------------------------------------------------------------
                                  One          Annualized       Annualized
                                 Year            3 Year          Inception
                                Return           Return          to Date2
----------------------------------------------------------------------------
  PBHG Select Equity Fund       240.82%          77.10%           55.98%
----------------------------------------------------------------------------
                     COMPARISON OF CHANGE IN THE VALUE OF A
                            $10,000 INVESTMENT IN THE
                            PBHG SELECT EQUITY FUND,
                          VERSUS THE S&P 500 INDEX AND
                           THE LIPPER MULTI-CAP GROWTH
                                  FUNDS AVERAGE
[LINE CHART OMITTED]
              PBHG Select                       Lipper Multi-Cap Growth
              Equity Fund      S&P 500 Index(3)    Funds Average(4)
4/30/95           $10000           $10000               $10000
5/31/95            10402            10399                10228
6/30/95            11685            10640                10858
7/31/95            13399            10993                11588
8/31/95            13947            11020                11692
9/30/95            14545            11485                12028
10/31/95           14985            11444                11847
11/30/95           15367            11946                12280
12/31/95           15510            12176                12319
1/31/96            15851            12590                12481
2/29/96            17025            12707                12893
3/31/96            17326            12830                13040
4/30/96            18811            13019                13737
5/31/96            20376            13354                14206
6/30/96            19603            13405                13829
7/31/96            17687            12813                12755
8/31/96            18861            13083                13381
9/30/96            21118            13819                14320
10/31/96           19904            14200                14174
11/30/96           20366            15273                14885
12/31/96           19852            14970                14662
1/31/97            20338            15905                15400
2/28/97            17947            16030                14817
3/31/97            16123            15372                13954
4/30/97            16579            16289                14295
5/31/97            18808            17280                15582
6/30/97            19568            18054                16152
7/31/97            21402            19490                17621
8/31/97            20338            18399                17235
9/30/97            22335            19406                18334
10/31/97           20794            18759                17509
11/30/97           20176            19626                17583
12/31/97           21210            19963                17773
1/31/98            20784            20184                17764
2/28/98            22902            21639                19261
3/31/98            24473            22746                20192
4/30/98            24422            22974                20416
5/31/98            22993            22580                19585
6/30/98            25922            23496                20607
7/31/98            23824            23247                19987
8/31/98            19193            19890                16465
9/30/98            21048            21164                17751
10/31/98           19781            22886                18701
11/30/98           21261            24273                20094
12/31/98           25243            25672                22395
1/31/99            25577            26745                23629
2/28/99            23257            25914                22346
3/31/99            26277            26951                23735
4/30/99            25365            27995                24355
5/31/99            24280            27334                23939
6/30/99            26388            28851                25660
7/31/99            25821            27951                25144
8/31/99            27736            27811                25167
9/30/99            28557            27048                25149
10/31/99           34303            28760                26977
11/30/99           43575            29345                29362
12/31/99           65858            31073                34092
1/31/2000          69092            29512                33274
2/29/2000          99040            28953                38515
3/31/2000          89556            31786                38700

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Select Equity Fund commenced operations on April 5, 1995.
3 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 6%
Technology        94%
% OF TOTAL PORTFOLIO INVESTMENTS

TOP TEN HOLDINGS - MARCH 31, 2000
Gemstar International                             5.9%
Broadcom                                          5.8%
Juniper Networks                                  5.0%
InfoSpace                                         4.9%
SDL                                               4.8%
Exodus Communications                             4.7%
Brocade Communications Systems                    4.7%
America Online                                    4.5%
Cisco Systems                                     4.5%
Microsoft                                         4.4%
-------------------------------------------------------
% of Total Portfolio Investments                 49.2%

15
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG CORE GROWTH FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term capital appreciation.
INVESTS IN: A diversified portfolio of equity securities that are believed to have superior long-term growth prospects and the potential for long-term capital appreciation. The Fund may invest in companies of any size.
STRATEGY: The Fund's strategy is to invest in companies of any size that are exhibiting business momentum. As of the year ended March 31, 2000, the Fund's 83 holdings ranged from $901 million to $65 billion in market capitalization. The average holding in the Fund had a market capitalization of $10 billion as of year end. By comparison, the average holding at year-end last year had an average market capitalization of $36 billion. Many of the large capitalization stocks were sold throughout the year and replaced with, on average, more rapidly growing companies in the small and medium capitalization area.

PERFORMANCE
    The Core Growth Fund returned 115.2% compared with the 77.2% return of the Russell Mid-Cap Growth Index for the year ended March 31, 2000. In addition, the Fund significantly outpaced broader indices, such as the S&P 500, which was up 17.9% over the same period.

PORTFOLIO HIGHLIGHTS
    Growth stocks significantly outperformed value stocks across all capitalizations during the trailing 12 months. This is evidenced by the 77.2% return of the Russell Mid Cap Growth Index vs. 4.2% for the Russell Mid Cap Value Index. Technology stocks were, by far, the biggest contributor to overall performance. Energy and Industrial stocks also participated in the rally.
    The Fund's technology weighting at year-end was 59.0%, well above what it has been historically. The benchmark's weighting was also historically high at 54.9%. We continue to intentionally overweight this sector because we believe the fundamental outlook for these companies is as good as it's ever been. The Fund's technology holdings performed substantially better than those in the benchmark, also contributing to the Fund's results. Other than technology, no other sector matched the Fund's performance for the last 12 months. Your Healthcare and Services holdings performed well relative to the benchmark, while the Fund's holdings in the Consumer Cyclical and Financial sectors performed poorly relative to those in the benchmark.
    In our bottom-up approach to investing, we look for companies that appear to have the potential for many quarters and, hopefully, years of exceptional growth. The things we care most about in stock selection are high growth rates in sales and incremental earnings, positive income statement surprises and estimate revisions. We prefer companies that are in the early stages of acceleration with an open-ended growth opportunity. We are relatively indifferent to attempts at valuation analysis, believing that these high-growth rate companies are typically cheap if they accomplish their high growth rates for several years and expensive if they do not. We are very sensitive to changes in business momentum. When we spot a positive inflection point, we attempt to determine if there are high probabilities of sustained growth.
    Our discipline never changes. Our portfolios will contain high quality companies experiencing the best business momentum. At times the market will place a premium on these characteristics and at other times, like the end of 1998 when investors craved stability and/or liquidity, the market will ignore these characteristics. We do not attempt to time the market and do very little sector strategizing. We attempt to manage risk by following our companies very closely and by building or reducing positions when we believe that company fundamentals are changing.
    As of the time of this writing, rapidly growing companies and especially technology stocks have experienced a significant correction both over the last two weeks of the first quarter as well as the first few weeks of the second quarter. We have no way of calling the bottom, but we strongly believe what we have experienced to date is a "valuation correction" and in no way is reflective of the business fundamentals for the companies in the portfolio. The March quarter earning reports, now substantially through, have been terrific. We remain positive on the technology sector long-term and now with stock prices much lower, our conviction has risen commensurately.

16
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

---------------------------------------------------------------------------
                                   One          Annualized      Annualized
                                  Year            3 Year         Inception
                                 Return           Return          to Date2
---------------------------------------------------------------------------
  PBHG Core Growth Fund          115.15%          43.02%            29.78%
---------------------------------------------------------------------------

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE PBHG CORE GROWTH FUND, VERSUS THE
   RUSSELL MID CAP GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                               [LINE CHART OMITTED]
                PBHG Core     Russell Mid-Cap     Lipper Multi-Cap Growth
                Growth Fund    Growth Index(3)        Funds Average(4)
12/31/95            $10000         $10000                 $10000
1/31/96              10590          10177                  10132
2/29/96              11450          10562                  10466
3/31/96              11820          10645                  10586
4/30/96              13310          11159                  11151
5/31/96              14230          11387                  11532
6/30/96              13800          11043                  11226
7/31/96              12040          10186                  10354
8/31/96              13000          10736                  10862
9/30/96              14200          11418                  11624
10/31/96             13410          11284                  11506
11/30/96             13740          11949                  12083
12/31/96             13280          11748                  11902
1/31/97              13300          12268                  12501
2/28/97              11690          11997                  12028
3/31/97              10340          11319                  11327
4/30/97              10200          11597                  11604
5/31/97              11680          12636                  12649
6/30/97              12230          12986                  13112
7/31/97              12990          14228                  14304
8/31/97              12480          14090                  13990
9/30/97              12890          14803                  14883
10/31/97             12280          14061                  14213
11/30/97             11910          14209                  14273
12/31/97             11990          14395                  14427
1/31/98              11470          14136                  14420
2/28/98              12830          15465                  15636
3/31/98              13530          16113                  16391
4/30/98              13620          16332                  16573
5/31/98              12540          15660                  15898
6/30/98              13560          16103                  16728
7/31/98              12540          15413                  16225
8/31/98               9680          12471                  13366
9/30/98              10790          13415                  14410
10/31/98             10520          14402                  15181
11/30/98             11260          15374                  16312
12/31/98             12880          16966                  18179
1/31/99              13420          17475                  19181
2/28/99              12670          16620                  18139
3/31/99              14060          17546                  19268
4/30/99              14160          18346                  19770
5/31/99              13890          18110                  19432
6/30/99              15530          19374                  20830
7/31/99              15560          18757                  20411
8/31/99              16300          18562                  20429
9/30/99              16450          18404                  20415
10/31/99             17990          19827                  21899
11/30/99             20130          21881                  23835
12/31/99             25450          25669                  27675
1/31/2000            25140          25664                  27011
2/29/2000            34490          31060                  31265
3/31/2000            30250          31092                  31415


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Core Growth Fund commenced operations on December 29, 1995.
3 The Russell Mid Cap Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a higher price to book ratio and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 8%
Energy            5%
Financial         2%
Health Care      10%
Industrial        8%
Services          5%
Technology       62%
% OF TOTAL PORTFOLIO INVESTMENTS

TOP TEN HOLDINGS - MARCH 31, 2000
Redback Networks                                  2.6%
Network Solutions                                 2.3%
Globespan                                         2.3%
Art Technology                                    2.3%
Mettler-Toledo International                      2.2%
Cooper Cameron                                    2.1%
Bank One                                          2.1%
Allscripts                                        2.0%
Exodus Communications                             2.0%
Ariba                                             2.0%
-------------------------------------------------------
% of Total Portfolio Investments                 21.8%

17
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG LIMITED FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term capital appreciation.
INVESTS IN: A diversified portfolio of equity securities of companies that are believed, by Pilgrim Baxter, to have superior long-term growth prospects and potential for long-term capital appreciation.
STRATEGY: The Fund invests in companies under $250 million in market capitalization or annual revenues. The Fund is currently closed to investment by new shareholders in order to help protect achievement of its investment objective.

PERFORMANCE
    For the twelve months ending March 31, 2000, the PBHG Limited Fund returned 137.27% against the 59.06% return posted by the Russell 2000 Growth Index. Performance over this period marked a significant reversal of fortune from the negative returns posted by both the Fund and its benchmark Index, the Russell 2000 Growth, in the previous twelve-month period.
    In each of the four quarters of this fiscal year, the Fund out-performed the Russell 2000 Growth significantly. In the most recent quarter ending March 31, 2000, the Fund generated a return of 23.52% relative to 9.29% for the Russell 2000 Growth. In the quarter ending December 31, 1999 the Fund generated a return of 49.84% relative to the 33.39% produced by the index. In the quarter ending September 30, 1999 the Fund produced a positive return of 4.22% relative to the loss of 4.91% delivered by the Russell 2000 Growth. Finally, for the quarter ending June 30, 1999, the Fund produced a 23.01% return relative to the 14.75% produced by the Russell 2000 Growth Index. With the wind of a more benevolent environment toward small-cap stocks at its back, the PBHG Limited Fund was redeemed from the bear market most small company investors experienced over the year that ended in March 1999. Further supported by the markets renewed focus on growth over liquidity, the high-quality, rapidly growing small company holdings in our Fund succeeded in delivering the healthy returns that we had long-awaited.

PORTFOLIO HIGHLIGHTS
    Despite the widely held belief that small company investing was a dying fad, the twelve-month period ending March 31, 2000 turned out to be a spectacular year for small-cap growth stocks. Benefiting directly from the shift to an Internet-enabled, digital economy, the rapidly growing small companies that are delivering the products and services necessary to architect this change, predominantly technology companies, fueled the asset class' outsized returns.
    Our long-term holdings, many of which produced lackluster returns in the previous period regardless of the continued strength of their revenue and earnings growth, contributed greatly to the Fund's impressive fiscal year 2000 performance. Among these notable contributors were the following: Business Objects, a provider of business intelligence software, up 570% in the period. Micromuse, a provider of software solutions for the effective monitoring and management of multiple elements underlying an enterprise's information technology infrastructure, was up 504%. Clarify, which was acquired by Nortel during the period for its front-office customer resource management software, delivered a 380% return. Transwitch, a fabless semiconductor manufacturer enabling broadband telecommunications applications, was up 378% for the period. Polycom, a manufacturer of traditional audio and video conferencing products as well as integrated access devices for new technology based service providers, posted a 322% return for the period. Hall Kinion & Associates, an information technology staffing company, was up 285%. It is worth noting that each of these companies is profitable and has maintained a solid, scalable business model. High-quality, rapidly growing, small companies such as these will continue to be the mainstay of our Fund.
    In addition to our long-term holdings, the Fund also had a number of newly established positions contribute handsomely to the period's positive returns, including its two best performing stocks. The first, Ditech Communications, a provider of telecommunications equipment, purchased in July 1999 just as the company was approaching quarterly profitability, delivered an 892% return over the period. Since our initial purchase, the company has generated greater than 100% revenue growth, handily exceeding expectations. The second strong addition to the portfolio during the past year was Natural Microsystems. This manufacturer of enabling technology for networking and telecommunications equipment providers was purchased when the company exhibited definitive signs of exiting a turnaround stage led by a new management team, a strong new product cycle, and a highly profitable customer base. For the period ending March 31, 2000, Natural Microsystems posted a 579% return.
    While it is easy to find winners during a period where each sector in the Fund posted a positive return, the portfolio still had its fair share of duds over the last twelve months. J. Jill Group, New Era of Networks, Laser Vision Centers, Engineering Animation and QuadraMed each delivered a somewhat violent reminder that small growth companies can deliver negative earnings surprises and volatile returns. Thankfully, our disciplined attention to the warning signs of such trouble continues to help us avoid many of these potential disappointments.
    Looking forward, while many of us expect volatility to continue to be a defining characteristic of the year ahead, the strong revenue and earnings growth offered by our portfolio of high-quality, small emerging growth companies should continue to yield healthy returns over time. Although periods of extreme market volatility have historically proven to be particularly difficult for the small cap asset class, we are optimistic that a renewed focus on quality will be a key performance driver for the rapidly growing, fundamentally robust small companies that have always been the hallmark of our portfolio.

18
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

----------------------------------------------------------------------------
                                    One          Annualized      Annualized
                                   Year            3 Year         Inception
                                  Return           Return          to Date2
----------------------------------------------------------------------------
  PBHG Limited Fund               137.27%          50.29%            34.93%
----------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                         $10,000 INVESTMENT IN THE PBHG
                            LIMITED FUND, VERSUS THE
                          RUSSELL 2000 GROWTH INDEX AND
                           THE LIPPER SMALL-CAP GROWTH
                                  FUNDS AVERAGE
[LINE CHART OMITTED]
                    PBHG Limited    Russell 2000      Lipper Small-Cap Growth
                        Fund       Growth Index(3)       Funds Average(4)
6/30/96                $10000          $10000               $10000
7/31/96                  9950            8779                 8959
8/31/96                 10320            9429                 9594
9/30/96                 11010            9914                10214
10/31/96                10570            9487                 9850
11/30/96                10560            9751                10031
12/31/96                11082            9941                10125
1/31/97                 11273           10189                10370
2/28/97                 10048            9574                 9668
3/31/97                  9085            8898                 8992
4/30/97                  8984            8795                 8855
5/31/97                 10741           10117                10128
6/30/97                 11454           10460                10714
7/31/97                 12016           10996                11427
8/31/97                 12257           11326                11619
9/30/97                 13622           12230                12570
10/31/97                13070           11495                11933
11/30/97                12809           11221                11679
12/31/97                12864           11228                11737
1/31/98                 12708           11078                11562
2/28/98                 13756           12056                12537
3/31/98                 14606           12562                13153
4/30/98                 14720           12639                13290
5/31/98                 13621           11721                12395
6/30/98                 14057           11841                12720
7/31/98                 13154           10852                11821
8/31/98                 10509            8347                 9264
9/30/98                 11691            9193                10000
10/31/98                11681            9673                10462
11/30/98                12770           10423                11372
12/31/98                14542           11366                12612
1/31/99                 15053           11878                12925
2/28/99                 13422           10791                11768
3/31/99                 12998           11176                12294
4/30/99                 12965           12163                12804
5/31/99                 13966           12182                12916
6/30/99                 15989           12823                14092
7/31/99                 15380           12427                14081
8/31/99                 15358           11962                13929
9/30/99                 16663           12193                14333
10/31/99                18077           12505                15159
11/30/99                20524           13828                17185
12/31/99                24968           16265                20435
1/31/2000               24821           16113                20210
2/29/2000               32988           19862                25465
3/31/2000               30840           17774                23815

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Limited Fund commenced operations on June 28, 1996.
3 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                     SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical     8%
Consumer Non-Cyclical 1%
Health Care          13%
Industrial            7%
Services             13%
Technology           44%
Cash                 13%
% OF TOTAL PORTFOLIO INVESTMENTS

           TOP TEN HOLDINGS - MARCH 31, 2000
Natural Microsystems                              3.6%
Micromuse                                         3.5%
Varian Semiconductor Equipment                    3.3%
Forrester Research                                3.1%
Business Objects                                  3.0%
Advent Software                                   2.9%
Polycom                                           2.8%
TranSwitch                                        2.8%
Allscripts                                        2.8%
Actuate                                           2.8%
-------------------------------------------------------
% of Total Portfolio Investments                 30.6%

19
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
THE PBHG FUNDS, INC.
PBHG LARGE CAP 20 FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term growth of capital.
INVESTS IN: A limited number of larger capitalization companies (no more than 20) that have above-average potential for capital appreciation.
STRATEGY: The Fund is different from other PBHG Funds in two key ways: it invests only in large capitalization companies (over $1 billion) and it concentrates investments in just 20 stocks. This non-diversified Fund seeks large capitalization stocks that present the best opportunities for meaningful capital appreciation in the foreseeable future. Our strategy involves looking beyond the financial data and analysts' reports to find some dynamic within a company that may not be fully appreciated and that, when exploited, can lead to positive earnings surprises and upward revisions of future growth expectations.

PERFORMANCE
    The PBHG Large Cap 20 Fund returned 117.9% for the fiscal year ended March 31, 2000. This compares favorably to the return provided by our benchmark, the S&P 500 Index at 17.9%. The out-performance relative to the benchmark occurred in the last three fiscal quarters. During this time, investors gravitated toward technology issues whose revenue and earnings growth rates were accelerating. The underlying strength of these companies' fundamentals increasingly began to overwhelm the doomsayer's predictions for a Year 2000 catastrophe. In fact, the fourth quarter of 1999 proved to be one of the best quarters for technology stocks ever.
    An interesting phenomenon over the past year was the intensity of the Initial Public Offering (IPO) market. Here, investors were especially eager to snap up new issues as quickly as the investment bankers could get them ready for institutional investor roadshows. An equally interesting phenomenon was that investors became increasingly willing to pay up for Internet companies that had no current earnings but were growing their revenues exponentially. These "New Economy" companies received extraordinary valuations. As their valuations grew, it increased the scrutiny of all technology companies' price appreciation. In the meantime, "Old Economy" companies were being devalued by the stock market. The divergence in these two segments reached a crescendo on March 10, 2000. Since then, there has been a revision in New and Old Economy valuations. Many New Economy issues indiscriminately lost 30% of their value into by close of the first quarter of 2000.
    Over the past year, the Fund nicely outperformed the market and our peer group as our preference for high-growth companies was rewarded. The last two quarters of the fiscal year provided most of our substantial relative outperformance. For the fiscal year, we were fortunate enough to outperform 99% of our peers, as the average return generated by the universe of large cap growth mutual funds (as categorized by Lipper Analytical Services) was 38.1% over the same twelve-month period.
    Like last year, investors continued to favor technology stocks above all others. Determining factors seemed to be sustainable, above-average earnings and revenue growth rates in an environment characterized by increased trading liquidity. There is no question that our investment style was in favor over the last twelve months. We continue to believe that high quality, well-managed, non-cyclical growth companies with sustainable competitive advantages consistently represent the most compelling investment opportunities.
    We also experienced some disappointments during this fiscal year. Deteriorating fundamentals prompted the sale of a number of holdings, most before their share price deterioration and, unfortunately, a few after. While negative surprises are a fact of life for investors, we believe minimizing them creates superior returns over time. We plan to continue to work hard to anticipate changes in our companies' business fundamentals.

PORTFOLIO HIGHLIGHTS
    The advantages of concentrated investing -- focusing on a limited number of stocks possessing the greatest fundamental business momentum -- were borne out in the results of the Large Cap 20 Fund during the last fiscal year. Despite a few disappointments, we believe having several of the market's top performers easily compensated for the negative effects of our less effective stocks. Fortunately, several holdings appreciated by more than 200% for the year.
    Technology comprised the largest sector of the portfolio and led this year's performance. One of our best performers was Qualcomm which benefited from its proprietary CDMA technology in the explosively growing cellular phone market, rising 365% from our purchase in June 1999. An important theme was our investment in Internet Infrastructure companies, which included EMC Corp., Broadcom, SunMicrosystems and Cisco Systems. A particularly important segment of the Internet infrastructure subsector was optical networking. Our company of choice here was JDS Uniphase, which was also one of last year's best performing issues appreciating 567% from our initial purchase in June of 1999. JDS Uniphase is a provider of advanced fiberoptic components and modules. The Company's components and modules are basic building blocks for fiberoptic networks and perform both optical-only (passive) and optoelectronic (active) functions within these networks. We continue to remain steadfast in our view that technology is likely to remain the fastest growing sector of our economy with the best business momentum.
    Non-technology companies also contributed to our strong performance during the year. In the consumer cyclical sector, better-than-expected earnings reports drove the share prices of Home Depot, Kohls, Walmart and Tiffany. In the healthcare sector, Genentech benefited from continued recognition as one of the premier biotechnology companies. In the services sector, Gemstar International Group shares rose due to better-than-expected earnings and the expanded recognition of the company's rapidly growing service. Gemstar develops markets and licenses proprietary technologies designed to simplify and enhance consumers' interaction with electronics products and other platforms that deliver video, programming information and other data.
    As we enter the new fiscal year, the equity markets are in a period of transition. The euphoria of the prior two quarters has abated and the new mode is one of caution. Clearly the Federal Reserve is no longer accommodating with respect to interest rates. With valuations at historically high levels, we would expect periods of extreme short-term volatility. But in our opinion, the odds are low for a major sustained downdraft in equity markets in the presence of a vibrant U.S. economy and exceptional fundamental business dynamics. At present, some of the market's "arrogance" that it could continue climbing unabated has waned. In one sense we are relieved that the ominous correction everyone has been anticipating for New Economy stocks has finally occurred. While we experienced some discomfort as some of "our babies" were thrown out with the "bath-water," we are confident that over the intermediate term the market will separate our "contenders" from the "pretenders". The pullback has also presented us with the opportunity to commit new capital to our investments at lower prices, which we believe will strengthen the Fund for the long-term.


    20
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
THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                               AS OF MARCH 31, 2000

---------------------------------------------------------------------------
                                   One          Annualized      Annualized
                                  Year            3 Year         Inception
                                 Return           Return         to Date2
---------------------------------------------------------------------------
  PBHG Large Cap 20 Fund         117.88%          79.06%            64.99%
---------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                            $10,000 INVESTMENT IN THE
                             PBHG LARGE CAP 20 FUND,
                          VERSUS THE S&P 500 INDEX AND
                           THE LIPPER LARGE-CAP GROWTH
                                  FUNDS AVERAGE
[LINE CHART OMITTED]
               PBHG Large Cap                           Lipper Large-Cap
                   20 Fund       S&P 500 Index(3)     Growth Funds Average(4)
11/30/96           $10,000            $10,000                $10,000
12/31/96            $9,841             $9,802                 $9,747
1/31/97            $10,462            $10,414                $10,362
2/28/97            $10,001            $10,496                $10,163
3/31/97             $9,260            $10,065                 $9,637
4/30/97             $9,881            $10,666                $10,148
5/31/97            $10,912            $11,315                $10,848
6/30/97            $11,523            $11,821                $11,298
7/31/97            $12,854            $12,761                $12,373
8/31/97            $12,234            $12,047                $11,793
9/30/97            $12,914            $12,706                $12,422
10/31/97           $12,424            $12,283                $11,977
11/30/97           $12,494            $12,851                $12,225
12/31/97           $13,084            $13,071                $12,336
1/31/98            $13,355            $13,216                $12,517
2/28/98            $15,097            $14,168                $13,522
3/31/98            $15,998            $14,893                $14,168
4/30/98            $16,278            $15,043                $14,391
5/31/98            $15,848            $14,785                $14,022
6/30/98            $17,589            $15,385                $14,892
7/31/98            $17,609            $15,221                $14,781
8/31/98            $14,516            $13,023                $12,327
9/30/98            $16,708            $13,858                $13,233
10/31/98           $17,069            $14,985                $14,084
11/30/98           $18,320            $15,893                $15,073
12/31/98           $21,960            $16,809                $16,719
1/31/99            $23,995            $17,512                $17,855
2/28/99            $22,294            $16,968                $17,105
3/31/99            $24,400            $17,647                $18,142
4/30/99            $23,337            $18,330                $18,186
5/31/99            $22,527            $17,897                $17,593
6/30/99            $24,178            $18,891                $18,873
7/31/99            $23,540            $18,301                $18,279
8/31/99            $24,512            $18,210                $18,582
9/30/99            $25,372            $17,711                $18,436
10/31/99           $28,136            $18,831                $19,757
11/30/99           $33,614            $19,214                $20,893
12/31/99           $44,567            $20,346                $23,432
1/31/00            $43,320            $19,324                $22,483
2/29/00            $51,964            $18,958                $24,181
3/31/00            $53,163            $20,813                $25,496

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
3 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Large-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                     SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 5%
Financial         4%
Health Care       7%
Industrial        8%
Technology       70%
Cash              6%
% OF TOTAL PORTFOLIO INVESTMENTS
                TOP TEN HOLDINGS - MARCH 31, 2000
JDS Uniphase                                      8.4%
Broadcom                                          7.7%
Nortel Networks                                   7.4%
Cisco Systems                                     6.6%
Gemstar International                             5.3%
Texas Instruments                                 5.0%
Flextronics International                         4.6%
Applied Materials                                 4.5%
Nokia ADR, Cl A                                   4.5%
EMC                                               4.4%
-------------------------------------------------------
% of Total Portfolio Investments                 58.2%

21
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG NEW OPPORTUNITIES FUND

PORTFOLIO PROFILE
OBJECTIVE: Long-term capital appreciation.

INVESTS IN: Equity securities of small and medium sized growth companies. The Fund does not have a delineated predisposition to set sector or sub-sector allocations.

STRATEGY: The PBHG New Opportunities Fund is a diversified portfolio intended to deliver capital appreciation by identifying and investing in the fastest growing stocks of small- and medium-sized growth companies. With generally similar weightings among the holdings and no predetermined sector or sub-sector allocation, the Fund is intended to own the highest quality, rapidly growing, emerging small companies. When identifying and reviewing the names that make-up the portfolio, the Fund incorporates Pilgrim Baxter's proprietary quantitative model coupled with an extensive top-down and bottom-up growth-oriented fundamental review. A majority of the Fund's purchases are in companies with market capitalizations below $1 billion.

PERFORMANCE
    The PBHG New Opportunities Fund returned 529.94% for the fiscal year ended March 31, 2000. We are proud to tell you that this was the best performance of any mutual fund for that one-year period according to Lipper. Inc. This performance also compares very favorably to the 59.06% return of the Russell 2000 Growth Index and the 97.82% return of the average mutual fund in Lipper's Mid-Cap Growth Fund Classification. The Fund was heavily weighted in the technology sector for the majority of the year, which contributed to its outstanding performance in comparison to its benchmark. Our stock selection criteria, focusing on companies that are growing rapidly and sustainably, was the primary driver of performance. In addition, the Fund was able to add relative performance by trading advantageously in volatile markets with a portion of its assets while maintaining its core long-term positions.
    The Fund outperformed its benchmark considerably in each quarter of the fiscal year. During the first fiscal quarter, the Fund performed well despite a rotation by investors out of many technology stocks and into industrial and consumer cyclical issues. This rotation was prompted by worries about the high valuations of Internet companies, which broadened to much of the technology sector. During the first fiscal quarter, the fund returned 47.30% while the Russell 2000 Growth Index returned 14.75%.
    During the second fiscal quarter, the Fund returned 13.44% versus a decline in the Russell 2000 Growth Index of 4.91%. Unlike the prior quarter, when investor's appetites for growth companies was strong, the second fiscal quarter was a period of gains in a narrow segment of the technology sector. The Fund's exposure to direct, infrastructure and bandwidth related Internet companies was largely responsible for outperformance in the quarter.
    The market leadership of the technology sector continued and picked up strength in the Fund's third fiscal quarter. For the three months ended December 31, 1999, the Fund returned 164.80%, significantly outperforming the 33.39% return of the Russell 2000 Growth Index. This was caused by a seemingly insatiable demand for the Internet and Internet-related companies that were top holdings of the Fund. In particular, the Fund was concentrated in the business-to-business Internet stocks that were most sought after. Amazingly, twenty-two of the companies held by the Fund increased by over 100% during the fiscal quarter.
    During the final fiscal quarter, the Fund also produced strong returns. For the three months ended March 31, 2000, the Fund returned 42.37%, which compares very favorably to the 9.29% return of the Russell 2000 Growth Index. The companies in which the Fund invested continued to produce strong operating results and to exhibit good business momentum, a combination that was rewarded. Despite the strong performance of the quarter, the world's equity markets became increasingly volatile and continued to be so after fiscal year end in response to the perception of rising inflation.

PORTFOLIO HIGHLIGHTS
    The majority of the Fund's holdings performed extremely well during the fiscal year. In fact, the Fund had positions in over 60 stocks that increased by more than 100%. Of these, 17 returned in excess of 500% and 3 returned greater than 1,000%.
    The Funds three best performing positions were companies that were purchased at or shortly after their initial public offering and were held through the end of the fiscal year. Ditech Communications, which designs, develops and markets equipment used in building and expanding telecommunications and cable communications networks returned 1,580% during the period. Brocade Communications Systems advanced 1,137%. Brocade provides switching solutions for storage area networks and allow companies to manage the growth of their data storage and improve data transfer performance. The final greater-than-1,000% percent performer during the period was Art Technology Group which provides an integrated suite of Internet customer relationship management and electronic commerce software applications.
    Rounding out the Fund's top five performers were SDL, Inc. and I2 Technologies which were held during the entire fiscal year and returned 838% and 818%, respectively. SDL designs, manufactures and markets semiconductor lasers and fiber optic related products. I2 Technologies is a business-to-business supplier of e-commerce solutions.
    Although the majority of the Fund's investments provided positive contributions to performance during the fiscal year, we did experience some disappointments. Examples include: New Era of Networks, FVC.com. Engineering Animation, Biomatrix and Carematrix. Each of these companies lost between 71% and 39% of their value during the fiscal year and was eliminated from the portfolio. As is usually the case with our underperformers, these companies posted operating results that disappointed investors.
    Overall, we believe the PBHG New Opportunities Fund provided extraordinary investment performance results during the fiscal year ended March 31, 2000. These results were generated in an environment that was extremely favorable to the technology stocks in which the fund was concentrated. We urge investors to maintain realistic expectations of future performance and understand that these types of results are unlikely to be sustained. In the last few months, global equity markets have become increasingly volatile given the large advances in equity valuations, the Federal Reserve's dedication to increasing interest rates in order to preserve slow economic growth and the nervous investment sentiment that these market conditions create. We remain positive in our long-term outlook for the high quality rapidly growing companies in which the Fund invests and believe our strategy will continue to be successful over the long haul. We thank your for your continued confidence and investment in the Fund.

22
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                             AS OF MARCH 31, 2000

-------------------------------------------------------------------------
                                              One             Annualized
                                             Year              Inception
                                            Return             to Date2
-------------------------------------------------------------------------
  PBHG New Opportunities Fund               529.94%             505.56%
-------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG NEW
            OPPORTUNITIES FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
                   AND THE LIPPER MID CAP GROWTH FUNDS AVERAGE

[LINE CHART OMITTED]
          PBHG NEW        RUSSELL 2000     LIPPER MID-CAP GROWTH
        OPPORTUNITIES    GROWTH INDEX(3)     FUNDS AVERAGE(4)
2/28/99   $10000            $10000                 $10000
3/31/99    11714             10356                  10763
4/30/99    12134             11271                  11213
5/31/99    12795             11289                  11131
6/30/99    17255             11883                  12149
7/31/99    18770             11516                  12021
8/31/99    19047             11085                  12057
9/30/99    19573             11299                  12358
10/31/99   24780             11588                  13465
11/30/99   33314             12814                  15191
12/31/99   51830             15072                  18164
1/31/2000  54784             14932                  18004
2/29/2000  82487             18406                  22697
3/31/2000  73791             16471                  21316

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG New Opportunities Fund commenced operations on February 12, 1999.
3 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Mid Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 5%
Industrial        1%
Health Care       2%
Services          3%
Technology       89%
% OF TOTAL PORTFOLIO INVESTMENTS

            TOP TEN HOLDINGS - MARCH 31, 2000
Broadcom                                          6.4%
Gemstar International                             6.1%
Brocade Communications Systems                    5.9%
SDL                                               5.4%
Juniper Networks                                  5.2%
Opitika Imaging Systems                           5.0%
Exodus Communications                             4.9%
InfoSpace                                         4.5%
Siebel Systems                                    4.4%
JDS Uniphase                                      4.3%
-------------------------------------------------------
% of Total Portfolio Investments                 52.3%

23
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG LARGE CAP VALUE FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term growth of capital and income.
INVESTS IN: A diversified portfolio of equity securities of large capitalization companies.
STRATEGY: The Fund invests in companies with market capitalizations in excess of $1 billion which in Value Investors' opinion, are undervalued or overlooked by the market. In selecting investments for the Fund, Value Investors emphasizes fundamental investment value and considers factors such as: the relationship of a company's potential earning power to the current market price of its stock; continuing dividend income and the potential for increased dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; and potential for favorable business developments.

PERFORMANCE
    For the fiscal year ended March 31, 2000, the PBHG Large Cap Value Fund's total return was 14.25% versus 17.94% for the S&P 500 Index, the Fund's benchmark, and 6.33% for the Russell 1000 Value Index. We are disappointed that we trailed the S&P 500 and are working hard to try beat this benchmark in 2000.
    The years 1998 and 1999 were two of the worst years for value investing since the early 1970's. In 1998, growth outperformed value by 20% and in 1999, growth bested value again, this time by 15%.
    January and February of this year were a repeat of 1998 and 1999, with the Russell 1000 Growth Index outperforming the Russell 1000 Value Index by 10%. On a three-month trailing basis (Dec-Feb), the Russell Growth bettered the Russell Value by 20% basis points.
    But value came roaring back in March, with the Russell Value Index gaining 12.2%, bettering the returns of the S&P 500 Index, the Russell 1000 Growth Index and the Nasdaq Composite. We may look back on March 2000 as the month when value investing emerged from its bear market. Bear markets typically end with one final intense sell-off, in which all but the "true believers" capitulate and sell their stocks. We believe this happened in the first two months of this year, climaxing in early March, when investors sold their value stocks to buy high-flying technology shares.

PORTFOLIO HIGHLIGHTS
    The Federal Reserve is determined to keep inflation at bay, even if it means causing the economy to slow. Recent consumer price index reports indicate that inflation is beginning to accelerate in many areas of the economy. We expect the Fed will continue to raise rates this year, which could put earnings at risk for economically sensitive companies.
    As "true believers" in value investing, there have been no major changes to our investment strategy. We remain fully invested and are concentrating our attention on identifying stocks that offer an attractive trade-off between valuation, growth prospects and the business fundamentals of the enterprise. At present, we believe telecommunications services, healthcare, and energy, including natural gas and electric utilities are particularly attractive. We believe these groups should be able to deliver earnings growth despite a hostile Federal Reserve. Even with the recent correction, technology stocks sell at valuations well in excess of their growth rates and only selected companies offer good value at current levels.

24
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

----------------------------------------------------------------------------
                                   One          Annualized      Annualized
                                  Year            3 Year         Inception
                                 Return           Return          to Date2
----------------------------------------------------------------------------
  PBHG Large Cap Value Fund      14.25%           24.22%            22.58%
----------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                            $10,000 INVESTMENT IN THE
                           PBHG LARGE CAP VALUE FUND,
                            VERSUS THE S&P 500 INDEX
                            AND THE LIPPER MULTI-CAP
                               VALUE FUNDS AVERAGE
[LINE GRAPH OMITTED]
            PBHG Large Cap      S&P 500      Lipper Multi-Cap Value
              Value Fund       Index(3)        Funds Average(4)
12/31/96          $10,000       $10,000         $10,000
1/31/97           $10,240       $10,624         $10,385
2/28/97           $10,430       $10,708         $10,468
3/31/97           $10,110       $10,269         $10,134
4/30/97           $10,380       $10,881         $10,418
5/31/97           $11,080       $11,543         $11,076
6/30/97           $11,560       $12,060         $11,478
7/31/97           $12,400       $13,019         $12,314
8/31/97           $12,000       $12,291         $12,014
9/30/97           $12,450       $12,963         $12,620
10/31/97          $12,110       $12,531         $12,143
11/30/97          $12,390       $13,110         $12,402
12/31/97          $12,562       $13,335         $12,592
1/31/98           $12,540       $13,483         $12,531
2/28/98           $13,407       $14,455         $13,383
3/31/98           $14,101       $15,194         $13,959
4/30/98           $14,198       $15,347         $14,013
5/31/98           $14,101       $15,084         $13,716
6/30/98           $14,339       $15,696         $13,742
7/31/98           $14,318       $15,529         $13,265
8/31/98           $12,312       $13,287         $11,311
9/30/98           $13,201       $14,138         $11,828
10/31/98          $14,578       $15,288         $12,746
11/30/98          $15,553       $16,214         $13,304
12/31/98          $16,925       $17,149         $13,701
1/31/99           $17,244       $17,866         $13,721
2/28/99           $16,509       $17,311         $13,310
3/31/99           $16,962       $18,003         $13,649
4/30/99           $17,415       $18,701         $14,717
5/31/99           $17,550       $18,259         $14,656
6/30/99           $18,701       $19,272         $15,128
7/31/99           $18,297       $18,671         $14,724
8/31/99           $17,991       $18,578         $14,241
9/30/99           $17,844       $18,069         $13,645
10/31/99          $18,787       $19,212         $14,087
11/30/99          $19,142       $19,602         $14,135
12/31/99          $18,796       $20,757         $14,532
1/31/00           $18,634       $19,714         $13,885
2/29/00           $17,372       $19,341         $13,303
3/31/00           $19,379       $21,233         $14,692

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Large Cap Value Fund commenced operations on December 31, 1996.
3 The S&P 500 Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Multi-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                     SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Basic Materials        3%
Consumer Cyclical      4%
Consumer Non-Cyclical 13%
Energy                 9%
Financial             16%
Health Care           14%
Industrial            10%
Services              13%
Technology            13%
Cash                   5%
% OF TOTAL PORTFOLIO INVESTMENTS

          TOP TEN HOLDINGS - MARCH 31, 2000
Warner Lambert                                    4.0%
Citigroup                                         3.4%
GTE                                               3.0%
IBM                                               2.9%
Procter & Gamble                                  2.8%
Electronic Data Systems                           2.5%
Computer Associates International                 2.3%
First Data                                        2.3%
Comcast, Cl A                                     2.2%
Heinz (HJ)                                        2.1%
-------------------------------------------------------
% of Total Portfolio Investments                 27.5%

25
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG MID-CAP VALUE FUND

PORTFOLIO PROFILE
OBJECTIVE: Above-average total return over a market cycle of three to five years, consistent with reasonable risk.
INVESTS IN: Common stocks and other equity securities of companies with market capitalizations in the range of companies represented by the Standard & Poor's Mid Cap 400 Index ("S&P 400"), which are considered to be undervalued based on certain proprietary measures of value.
STRATEGY: The Fund typically invests in equity securities of companies with between $200 million and $5 billion in market capitalization. In selecting investments for the Fund, Value Investors emphasizes fundamental investment value and considers the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earning power to the current price of its stock; current dividend income and the potential for dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; strong competitive advantages; and potential for favorable business developments.

PERFORMANCE
    For the quarter ended March 31, 2000, the PBHG Mid-Cap Value Fund's total return was 12.72% versus 12.69% for the S&P 400 and 6.27% for the S&P Midcap Barra Value Index ("S&P Barra Mid Value"). For the fiscal year, the Fund's total return was 42.21% versus 38.08% for the S&P 400 and 18.28% for the S&P Barra Mid Value. In a quarter and a year that was dominated by growth stocks, we were very pleased with the Fund's returns. We hope we filled an important role in your diversified portfolio and look forward to serving you again in fiscal year 2001.
    As our process dictates, we continue to focus on companies whose appreciation potential is commensurate with their near-term business dynamics and long-term growth potential. In select cases, we feel that the market provided us with the opportunity to own exceptional companies with great management teams, strong operating histories and improving near-term and long-term prospects. It was these companies that contributed to the bulk of your out-performance vs. the S&P 400 and S&P Barra Mid Value benchmarks during the past 12 months.
    The Fund's most gratifying performance contribution came from its energy companies. These companies possess the attributes that we seek in potential portfolio additions: great near-term results, solid long-term growth prospects and attractive valuations. Although the energy stocks in your Fund have done well recently, we remain bullish as a result of the continually improving near-term dynamics. Oil prices remain over $22/ barrel. Natural gas continues to trade around the $2.75/ mcf level. Day rates are rising for the service companies and rig counts are increasing commensurate with higher drilling budgets.

PORTFOLIO HIGHLIGHTS
    Technology was the best performing sector in most major indices over the past 12 months. Regardless of your personal exposure to these stocks, it was impossible not to notice the effect technology was having on popular culture. Long a bellwether for technology, the Nasdaq joined the S&P 500 and the Dow Jones Industrial Average as a core benchmark of performance seemingly overnight, inasmuch as it became a gold standard of investing and drove the performance of most major indices. It was also a major contributor to the Fund's performance over the past 12 months. The Fund benefited from holdings in semiconductors and semiconductor capital equipment, as these companies offered the best trade-off between valuation, near-term business dynamics and long-term growth.
    Energy also contributed positively to the Fund's positive performance during the past 12 months. As oil rebounded off its low of $11/barrel in 1998, many of the energy companies returned to profitability and started showing huge free cash flow. Although we are bullish on energy, we prefer companies with natural gas exposure versus oil, which we believe removes some of the commodity price risk associated with OPEC. The supply and demand characteristics continue to bode well for future stock price appreciation within this group.
    Poor performing sectors over the past year included financials and consumer staples. As investors attempted to raise cash for technology purchases, they managed to sell many of the stocks in these groups down to levels they had not seen in years.

LOOKING FORWARD
    We expect continued volatility in the markets. Feeding the skeptics, we expect continued rate hikes by the Federal Reserve, emerging signs of inflationary prospects (consumer spending, low unemployment and higher energy costs) and an increasingly leveraged and skittish individual investor. Conversely, bulls will counter these issues by pointing to their expectations for companies' strong earnings results over the next few weeks and the continued strength of the U.S. economy. Regardless of future market action, we continue to believe our process will deliver incremental returns and risk diversification for our investors.

26
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                               AS OF MARCH 31, 2000

-----------------------------------------------------------------------
                                              One           Annualized
                                             Year            Inception
                                            Return           to Date2
-----------------------------------------------------------------------
  PBHG Mid-Cap Value Fund                   42.21%            36.51%
-----------------------------------------------------------------------

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE PBHG MID-CAP VALUE FUND,
                   VERSUS THE S&P MID CAP 400 INDEX, S&P BARRA
                   MID-CAP VALUE INDEX AND THE LIPPER MID-CAP
                               VALUE FUNDS AVERAGE
[LINE CHART OMITTED]

           PBHG Mid-Cap         S&P 400     Lipper Mid-Cap Value  S&P Barra MidCap
            Value Fund     Mid-Cap Index(3)   Funds Average(5)     Value Index(4)
4/30/97       $10000           $10000            $10000              $10000
5/31/97        10740            10874             10834               10638
6/30/97        11410            11180             11257               10926
7/31/97        12890            12285             12024               11733
8/31/97        13240            12271             12066               11811
9/30/97        14300            12976             12784               12472
10/31/97       13760            12411             12367               12100
11/30/97       13870            12595             12432               12402
12/31/97       14148            13083             12677               13147
1/31/98        14138            12834             12532               12845
2/28/98        15443            13896             13448               13795
3/31/98        16106            14523             14070               14440
4/30/98        16422            14787             14210               14533
5/31/98        15717            14123             13643               13946
6/30/98        15896            14211             13560               13842
7/31/98        15580            13660             12760               13240
8/31/98        12769            11119             10526               11072
9/30/98        13906            12157             11043               11933
10/31/98       15358            13243             11766               12874
11/30/98       16538            13904             12209               13174
12/31/98       18087            15584             12765               13761
1/31/99        18122            14977             12521               13042
2/28/99        17023            14193             11928               12419
3/31/99        17451            14589             12223               12653
4/30/99        17764            15740             13253               13878
5/31/99        18666            15808             13459               14104
6/30/99        20042            16656             13926               14542
7/31/99        20215            16301             13638               14349
8/31/99        19487            15742             13061               13805
9/30/99        19174            15256             12697               13125
10/31/99       19313            16033             12859               13388
11/30/99       20007            16875             13178               13658
12/31/99       22017            17878             13939               14080
1/31/2000      20903            17374             13339               13472
2/29/2000      21622            18590             13609               12978
3/31/2000      24818            20146             14789               14964

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Large Cap Value Fund commenced operations on December 31, 1996.
3 The S&P 500 Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Multi-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                      SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Basic Materials       2%
Consumer Cyclical    10%
Consumer Non-Cyclical 5%
Energy               22%
Financial            15%
Health Care           6%
Industrial            8%
Services              6%
Technology            7%
Utilities             8%
Cash                 11%
% OF TOTAL PORTFOLIO INVESTMENTS

           TOP TEN HOLDINGS - MARCH 31, 2000
Unitedglobalcom, Cl A                             2.8%
Baker Hughes                                      2.3%
Fortune Brands                                    2.3%
Providian Financial                               2.0%
Networks Associates                               2.0%
Scripps (E.W.), Cl A                              2.0%
Protective Life                                   2.0%
EOG Resources                                     1.9%
Weatherford International                         1.9%
Constellation Energy Group                        1.9%
-------------------------------------------------------
% of Total Portfolio Investments                 21.2%

27
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG SMALL CAP VALUE FUND

PORTFOLIO PROFILE
OBJECTIVE: Above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTS IN: A diversified portfolio of common stocks of small companies with market capitalizations similar to companies represented by the Russell 2000 Index, that are considered to be relatively undervalued based on certain proprietary measures of value.

STRATEGY: In selecting investments for the Fund, Value Investors emphasizes fundamental investment value and considers the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earning power to the current price of its stock; current dividend income and the potential for dividend growth; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; strong competitive advantages; and potential for favorable business developments.

PERFORMANCE
    For the quarter ended March 31, 2000, the PBHG Small Cap Value Fund's total return was 21.20% versus 7.08% and 3.82% for the Russell 2000 and Russell 2000 Value respectively. For the fiscal year, the Fund's total return was 64.76% versus 37.29% for the Russell 2000 and 13.24% for the Russell 2000 Value. In a quarter and a year that was dominated by growth stocks, we were very pleased with the Fund's returns. We hope we filled an important role in your diversified portfolio and look forward to serving you again in fiscal year 2001.
    As our process dictates, we continue to focus on companies whose prices are commensurate with their near-term business dynamics and long-term growth potential. In select cases we feel that the market provided us with the opportunity to own exceptional companies with great management teams, strong operating histories and improving near-term and long-term prospects. It was these companies that contributed to the bulk of your out-performance vs. the Russell 2000 and Russell 2000 Value benchmarks during the past 12 months.
    The most gratifying performance came from the Fund's energy companies. These companies possess the attributes that we seek in potential portfolio additions: great near-term results, solid long-term growth prospects and attractive valuations. Although the energy stocks in your Fund have done well recently, we remain bullish as a result of the continually improving near-term dynamics. Oil prices remain over $22/ barrel. Natural gas continues to trade around the $2.75/ mcf level. Day rates are rising for the service companies and rig counts are increasing commensurate with higher drilling budgets.

PORTFOLIO HIGHLIGHTS
    As has been well reported, technology was the best performing sector in most major indices over the past 12 months. Regardless of your personal exposure to these stocks, it was impossible not to notice the effect technology was having on popular culture. Almost overnight, technology bellwether the Nasdaq joined the S&P 500 and the Dow Jones Industrial Average as a core benchmark of performance. Concurrently, it became a gold standard of investing and drove the performance of most major indices. It was also a major contributor to the Fund's performance over the past 12 months. The Fund primarily benefited from holdings in semiconductors and semiconductor capital equipment, as these companies offered the best trade-off between valuation, near-term business dynamics and long-term growth.
    Energy also contributed to the Fund's positive performance during the past 12 months. As oil rebounded off its low of $11/barrel in 1998, many of the energy companies returned to profitability and began exhibiting substantial free cash flow. Although we are bullish on energy, we prefer companies with natural gas exposure versus oil exposure, which we believe removes some of the commodity price risk associated with OPEC. The supply and demand characteristics continue to bode well for future stock price appreciation within this group in our opinion.
    Poor performing sectors over the past year included financials and consumer staples. As investors attempted to raise cash for technology purchases, they managed to sell many of the stocks in these groups down to levels they had not seen in years.

LOOKING FORWARD
    We expect continued volatility in the markets. Feeding the skeptics, we expect continued rate hikes by the Federal Reserve, emerging signs of inflationary prospects (consumer spending, low unemployment and higher energy costs) and an increasingly leveraged and skittish individual investor. Conversely, bulls will counter these issues by pointing to their expectations for strong earnings results over the next few weeks and the continued strength of the U.S. economy. Regardless of future market action, we continue to believe our process will deliver incremental returns and risk diversification for our investors.

28
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                             AS OF MARCH 31, 2000

---------------------------------------------------------------------------
                                              One               Annualized
                                             Year                Inception
                                            Return               to Date2
---------------------------------------------------------------------------
  PBHG Small Cap Value Fund                 64.76%                29.22%
---------------------------------------------------------------------------

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                     INVESTMENT IN THE PBHG SMALL CAP VALUE
                      FUND, VERSUS THE RUSSELL 2000 INDEX,
                     RUSSELL 2000 VALUE INDEX AND THE LIPPER
                          SMALL-CAP VALUE FUNDS AVERAGE

[LINE CHART OMITTED]
          PBHG Small Cap   Russell 2000     Lipper Small-Cap      Russell 2000
            Value Fund       Index(3)    Value Funds Average(5)  Value Index(4)
4/30/97      $10000         $10000             $10000               $10000
5/31/97       10880          11113              10913                10796
6/30/97       11800          11589              11503                11342
7/31/97       13070          12128              12145                11819
8/31/97       13370          12405              12440                12006
9/30/97       14550          13313              13278                12805
10/31/97      14210          12729              12902                12456
11/30/97      14200          12646              12818                12593
12/31/97      14539          12868              12959                13020
1/31/98       14518          12665              12745                12785
2/28/98       15615          13601              13593                13558
3/31/98       16227          14162              14199                14107
4/30/98       16438          14240              14359                14177
5/31/98       15520          13473              13801                13675
6/30/98       15098          13501              13548                13598
7/31/98       14402          12409              12604                12533
8/31/98       11490           9999              10415                10570
9/30/98       11838          10782              10765                11167
10/31/98      12872          11221              11215                11499
11/30/98      13811          11809              11720                11810
12/31/98      14703          12540              12129                12180
1/31/99       14410          12707              11929                11904
2/28/99       13237          11678              11116                11091
3/31/99       12831          11860              10948                11000
4/30/99       13429          12923              11933                12004
5/31/99       14004          13111              12348                12373
6/30/99       14962          13704              12940                12821
7/31/99       15255          13328              12816                12516
8/31/99       15131          12835              12320                12059
9/30/99       15131          12838              12072                11818
10/31/99      14771          12890              11856                11581
11/30/99      15605          13659              12277                11641
12/31/99      17443          15205              12869                11999
1/31/2000     17217          14961              12468                11685
2/29/2000     19845          17432              12970                12399
3/31/2000     21141          16283              13584                12458

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Mid-Cap Value Fund commenced operations on April 30, 1997.
3 The S&P Mid Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The S&P Barra Mid Cap Value Index is an unmanaged capitalization weighted index that consists of those securities in the S&P Mid Cap 400 Index with lower price to book ratios. The index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The index is not intended to imply the Fund's past or future performance.
5 The Lipper Mid-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                      SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Basic Materials    4%
Consumer Cyclical 11%
Energy            17%
Financial         18%
Health Care        7%
Industrial        10%
Services           1%
Technology        22%
Transportation     2%
Utilities          1%
Cash               7%
% OF TOTAL PORTFOLIO INVESTMENTS

         TOP TEN HOLDINGS - MARCH 31, 2000
Santa Fe Synder                                   2.8%
EOG Resources                                     2.5%
Glenayre Technologies                             2.1%
Affiliated Managers Group                         1.9%
Sonic Foundry                                     1.9%
Harman International                              1.8%
Alpharma, Cl A                                    1.8%
Kinder Morgan                                     1.7%
BancWest                                          1.7%
Aeroflex                                          1.7%
-------------------------------------------------------
% of Total Portfolio Investments                 20.0%

29
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG FOCUSED VALUE FUND

PORTFOLIO PROFILE
OBJECTIVE: Above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks and other equity securities of large, medium and small companies which are considered to be relatively undervalued based on certain proprietary measures of value.

INVESTS IN: The Fund, a non-diversified portfolio, intends to invest a majority of its assets in equity securities deemed to be undervalued. Use of our disciplined approach may result in investment selections that are considerably out of favor or contrary to the conventional investment consensus. The Fund may invest in securities of companies that are considered financially sound based on their operating history, but which may be experiencing temporary earnings pressure due to adverse business conditions that may be company or industry specific or due to unfavorable publicity.

STRATEGY: The Fund takes a unique approach to value investing. When screening the universe of stocks, we discard the 25% of the universe which are the most expensive stocks (as most value investors would), but we also disregard the 25% of the universe that have the poorest business fundamentals, regardless of valuation. Thus, while most value investors love the cheapest stocks, we will only buy cheap stocks that have good profit prospects. Using this unique approach, we always balance a potential investment's valuation against its growth prospects.
    Our goal is to produce market-beating returns by concentrating assets in the most promising investment candidates we can identify. This concentrated approach will likely produce investment returns that vary considerably from the S&P 500 Index. The impact of a change in value, positive or negative, of a single holding may be magnified.

PERFORMANCE
    For the quarter ended March 31, 2000, the PBHG Focused Value Fund's total return was 29.53% versus 2.30% for the S&P 500 Index. For the fiscal year, the Fund's total return was 89.17% versus 17.94% for the S&P 500. In a quarter and a year that was dominated by growth stocks, we were very pleased with the Fund's returns. We hope we filled an important role in your diversified portfolio and look forward to serving you again in fiscal year 2001.
    As our process dictates, we continue to focus on companies whose price potential reflects their near-term business dynamics and long-term growth potential. In select cases, we feel that the market provided us with the opportunity to own exceptional companies with great management teams, strong operating histories and improving near-term and long-term prospects. It was these companies that contributed to the bulk of your out-performance versus the S&P 500 benchmarks during the past 12 months.
    The most gratifying performance contribution came from the Fund's energy companies. These companies possess the attributes that we seek in potential portfolio additions: great near-term results, solid long-term growth prospects and attractive valuations. Although the energy stocks in your Fund have done well recently, we remain bullish as a result of the continually improving near-term business dynamics. Oil prices remain over $22/barrel. Natural gas continues to trade around the $2.75/mcf level. Day rates are rising for the service companies and rig counts are increasing commensurate with higher drilling budgets.

PORTFOLIO HIGHLIGHTS
    Technology was the best performing sector in most major indices over the past 12 months. Regardless of your personal exposure to these stocks, it is impossible not to notice the effect this area will have on popular culture. Seemingly overnight, technology bellwether, the Nasdaq, joined the S&P 500 and the Dow Jones Industrial Average as a core benchmark of broad market performance. In the process, it became a gold standard of investing and drove the performance of most major indices. All of this notwithstanding, technology was a major contributor to the Fund's performance over the past 12 months. The Fund primarily benefited from holdings in semiconductors and semiconductor capital equipment, as these companies offered the best trade-off between valuation, near-term business dynamics and long-term growth.
    Energy also contributed to the Fund's positive performance during the past 12 months. As oil rebounded off its low of $11/barrel in 1998, many of the energy companies returned to profitability and began exhibiting substantial free cash flow. Although we are bullish on energy, we prefer companies with natural gas exposure versus oil exposure. We believe that this removes some of the commodity price risk associated with OPEC. In our opinion, the supply and demand characteristics continue to bode well for future stock price appreciation within this group.
    Poor performing sectors over the past year included financials and consumer staples. As investors attempted to raise cash for technology purchases, they managed to sell many of the stocks in these groups down to price levels that had not been seen in years.

LOOKING FORWARD
    We expect continued volatility in the markets. Feeding the skeptics, we expect further rate hikes by the Federal Reserve, emerging signs of inflationary prospects (consumer spending, low unemployment and higher energy costs) and an increasingly leveraged and skittish individual investor. Conversely, bulls will counter the skeptics by pointing out their expectations for strong earnings results over the next few weeks and the continued strength of the U.S. economy. Regardless of future market action, we continue to believe our process will deliver incremental returns and risk diversification for our investors.

30
[LOGO OMITTED]

THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                             AS OF MARCH 31, 2000

------------------------------------------------------------------------
                                              One           Annualized
                                             Year            Inception
                                            Return           to Date2
------------------------------------------------------------------------
  PBHG Focused Value Fund                   89.17%            77.76%
------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                            $10,000 INVESTMENT IN THE
                            PBHG FOCUSED VALUE FUND,
                            VERSUS THE S&P 500 INDEX
                            AND THE LIPPER MULTI-CAP
                               CORE FUNDS AVERAGE
[LINE CHART OMITTED]
          PBHG Focused    S&P 500     Lipper Multi-Cap Core
           Value Fund     Index(3)      Funds Average(4)
2/28/99     $10000          $10000          $10000
3/99         10205           10400           10339
4/99         10127           10803           10801
5/99         10517           10548           10675
6/99         11395           11133           11231
7/99         11620           10786           10966
8/99         11639           10732           10761
9/99         11717           10438           10511
10/99        12068           11098           11003
11/99        12976           11324           11397
12/99        14903           11991           12277
1/00         16176           11388           11826
2/00         16854           11173           12176
3/00         19304           12266           12993

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Small Cap Value Fund commenced operations on April 30, 1997.
3 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
4 The Russell 2000 Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                     SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical    12%
Consumer Non-Cyclical 2%
Energy                8%
Financial            25%
Health Care           7%
Industrial            6%
Services              8%
Technology           10%
Utilities             4%
Cash                 18%
% OF TOTAL PORTFOLIO INVESTMENTS

        TOP TEN HOLDINGS - MARCH 31, 2000
Fleet Boston Financial                            5.5%
Minnesota Mining & Manufacturing                  5.5%
Federal Home Loan Mortgage                        5.4%
Comcast, Cl A                                     5.1%
Baker Hughes                                      4.7%
Sonic Foundry                                     4.2%
Pharmacia & Upjohn                                4.2%
General Motors                                    4.2%
Providian Financial                               4.1%
Bank One                                          4.0%
-------------------------------------------------------
% of Total Portfolio Investments                 46.8%

31
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG INTERNATIONAL FUND

PORTFOLIO PROFILE

OBJECTIVE:  Long-term capital appreciation.

INVESTS IN:  Equity securities of non-U.S. companies.

STRATEGY: The Fund invests primarily in a diversified portfolio of equity securities of non-U.S. issuers. Country selection is a significant part of the investment process employed by Murray Johnstone International Limited, the Fund's sub-adviser. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities of issuers in at least three countries other than the United States. The Fund may invest more than 25% of its total assets in the securities of issuers whose principal activities are in specific countries or geographic regions, including emerging markets. The term "emerging markets" applies to any country which is generally considered to be an emerging or developing country by the international financial community.

PERFORMANCE
    The year to 31 March, 2000 divided starkly into two parts: markets surged in the latter part of 1999 on a combination of enthusiasm for the "TMT" stocks - technology, media and telecommunications, and the abundant liquidity provided by central banks to ensure that Y2K did not lead to a shortfall in cash and panic in financial markets. This euphoria spread from the US to Europe and the Far East and led to dynamic returns for investors. In January 2000, we saw the first signs that there was another side to the market and that valuations attached to some "new economy" stocks might be over-optimistic. During the next three months sentiment swung between support for new economy and "old economy" stocks, to the extent that for the first quarter of 2000, the EAFE Index was almost unchanged. Over the year, the MSCI EAFE Index returned 25.1% while the Fund returned 19.3%.

MARKET REVIEW
    The European markets saw a solid year but returns were volatile through the period. The portfolio return lagged the index due to the underperformance of the financials and "value" stocks for much of the period. The portfolio was beginning to close the performance gap in Europe towards the end of the year when sentiment turned away from "TMT" stocks. During 1999 the Euro itself was one of the key themes. Our view was that the weak Euro was a reflection of weaker economic growth but that in time the cheaper currency would bring benefits to the region in terms of more competitive exports and a more vibrant manufacturing sector. These conditions are now in evidence; manufacturing is leading the recovery and consumer confidence is improving. The European Central Bank adjusted rates up modestly during the period but this was only a reflection of the return to growth. At the same time, the single currency continued to encourage a high level of merger activity leading to exceptional performances in the case of certain stocks. The portfolio was invested in the mobile phone group, Mannesmann, which was subject to a hostile bid from VodafoneAirtouch. The market perception was that the two companies were a good fit and both stocks appreciated strongly.
    The solid performance of the Japanese market slowed late in the year but stock selection continued to add value to returns. The economy showed pockets of strength: profits were revised up and overtime was increasing. Consumer confidence was improving and consumption was expected to pick up through 2000, in spite of two weak quarters to end 1999. As in other markets, investor optimism focused on technology stocks. The portfolio benefited from a full exposure to the market and, in particular, to telecom stocks and other "net" beneficiaries. The portfolio returned 80.7% for the period versus 45.5% for the index.
    Investments in the Singapore market fared relatively poorly during the period. With Malaysia being readmitted to the major indices, investors increased their exposure, diverting assets from Singapore to achieve their target weighting. Hong Kong saw a strong market, returning 50.2%. The portfolio outperformed with a return of 84.8%, as investors increased their investment in Cheung Kong, the bell-weather stock for the market. The emerging markets performed strongly in both the latter half of 1999 and the first quarter of 2000. In Latin America lower inflation allowed the governments to continue to bring down interest rates, attracting buyers to equities. With the region up 52.7%, the portfolio underpeformed this figure but still returned a healthy 38.6%.
    During the year our investment policy was to trim the UK, take some profits from Japan and reinvest the proceeds in Europe. Our belief was that all the elements were in place in Europe for a pick up in profits and equity markets either late in 1999 or early in 2000. As it happened, this process commenced in 1999 but we believe it still has further to run. We have been focusing investments on Germany but the sale of Mannesmann temporarily reduced exposure to the market. This will be rebuilt. The reduction in the UK proved timely since this was the worst performing market in Europe in the first three months of 2000.

MARKET OUTLOOK
    The dynamic growth in the US economy was a fundamental driver of global recovery in the late 1990s. However, it is clear that the US has been growing at a rate in excess of the long-term sustainable rate of 4% (e.g., over 7.0% in the 4th quarter of 1999). We believe the Federal Reserve Board will move to slow this pace by continuing to raise rates. The impact of this policy on other economies and markets will vary from region to region. With the combination of strong retail demand and house price inflation in the UK, the government will continue to have a bias towards tightening. In Europe, growth appears to be much more soundly based in 2000 than it was in 1999. Accordingly, there will be pressures to follow the Fed lead but the pace of growth is much slower so there will not be the need for substantial rises. The first green shoots of growth in Japan are only now coming through. Although rates cannot fall in Japan, there will be no pressure to hike rates for some time. The situation is similar in China, which is only now recovering from a period of deflation. So, with the exception of the US and UK there the year should be relatively free of new interest rate "shocks", a situation which should allow markets to stabilize.
    With global growth continuing to gather momentum and higher interest rates largely confined to the US and UK, markets should recover their composure after the recent correction. Growth in Europe is clearly on an upward trend while in China which has been subdued in the current cycle, there are signs of a modest pick up. These areas will see a continuation of low interest rates and easy monetary policy, conditions which should favour growth, corporate profits and equity market returns. It is also apparent that while many companies have seen their stock price soar during 1999, many others have seen it plumb new lows so opportunities for cheap investments do exist. That being said, we believe technology will continue to be an important theme through 2000 but we will have to be selective in making investments in companies which will be "winners" since many of the new dot.coms may not be with us by the end of the year. Our focus will therefore be on those companies which have real businesses with earnings power. The key issue will be the valuation of stocks and investors will become increasingly critical of new economy companies which cannot convince the markets that their idea really will "fly".

32
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
THE PBHG FUNDS, INC.
INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

-----------------------------------------------------------------------------
                                 One      Annualized  Annualized Annualized
                                Year        3 Year      5 Year    Inception
                               Return       Return      Return     to Date2
-----------------------------------------------------------------------------
  PBHG International Fund      19.29%       12.42%      11.87%        8.52%
-----------------------------------------------------------------------------

                      COMPARISON OF CHANGE IN THE VALUE OF
                             A $10,000 INVESTMENT IN
                             THE PBHG INTERNATIONAL
                           FUND, VERSUS THE MSCI EAFE
                              INDEX AND THE LIPPER
                               INTERNATIONAL FUNDS
                                     AVERAGE
[LINE GRAPH OMITTED]
        PBHG International   MSCI EAFE     Lipper International
              Fund            Index(3)       Funds Average(4)
6/30/94     $10000             $10000           $10000
7/31/94      10060              10097            10274
8/31/94      10241              10336            10572
9/30/94      10040              10011            10314
10/31/94     10070              10344            10515
11/30/94      9679               9847            10003
12/31/94      9829               9909             9911
1/31/95       9163               9528             9427
2/28/95       8992               9501             9444
3/31/95       9204              10094             9762
4/30/95       9486              10474            10077
5/31/95       9355              10349            10168
6/30/95       9506              10167            10172
7/31/95       9748              10800            10718
8/31/95       9536              10388            10514
9/30/95       9698              10591            10673
10/31/95      9436              10306            10466
11/30/95      9657              10593            10582
12/31/95     10030              11020            10895
1/31/96      10383              11065            11142
2/29/96      10424              11103            11192
3/31/96      10635              11338            11385
4/30/96      10958              11668            11745
5/31/96      10887              11453            11723
6/30/96      10928              11517            11801
7/31/96      10464              11181            11368
8/31/96      10605              11206            11501
9/30/96      10837              11504            11752
10/31/96     10807              11386            11682
11/30/96     11270              11840            12190
12/31/96     11301              11687            12237
1/31/97      11291              11278            12207
2/28/97      11341              11463            12376
3/31/97      11351              11504            12408
4/30/97      11401              11565            12442
5/31/97      12107              12318            13179
6/30/97      12762              12997            13794
7/31/97      13045              13208            14188
8/31/97      11936              12221            13164
9/30/97      12752              12906            13984
10/31/97     11694              11914            12920
11/30/97     11583              11792            12810
12/31/97     11694              11895            12916
1/31/98      12192              12439            13220
2/28/98      12901              13238            14094
3/31/98      13333              13645            14817
4/30/98      13355              13753            15017
5/31/98      13189              13686            15038
6/30/98      13023              13790            14922
7/31/98      13565              13930            15140
8/31/98      11749              12204            12987
9/30/98      11428              11830            12523
10/31/98     12347              13063            13454
11/30/98     13067              13732            14147
12/31/98     13183              14274            14584
1/31/99      13242              14232            14709
2/28/99      13020              13893            14323
3/31/99      13522              14472            14825
4/30/99      14023              15059            15512
5/31/99      13114              14283            14880
6/30/99      13638              14840            15659
7/31/99      13650              15281            16144
8/31/99      13778              15337            16267
9/30/99      13883              15491            16332
10/31/99     14151              16072            16959
11/30/99     15188              16630            18270
12/31/99     16678              18123            20466
1/31/2000    15332              16971            19318
2/29/2000    15594              17428            20492
3/31/2000    16129              18104            20650

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Focused Value Fund commenced operations on February 12, 1999.
3 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is not intended to imply the Fund's past or future performance.
4 The Multi-Cap Core Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                     COUNTRY WEIGHTINGS - AT MARCH 31, 2000
                              [PIE CHART OMITTED]
                                  Argentina 2%
                                   Belgium 1%
                                  Australia 1%
                                   Brazil 4%
                                   Denmark 1%
                                   Finland 3%
                                   France 6%
                                  Germany 11%
                                  Hong Kong 1%
                                   Hungary 1%
                                   Ireland 1%
                                    Italy 5%
                                   Japan 27%
                                   Mexico 5%
                                 Netherlands 6%
                                 New Zealand 1%
                                  Singapore 2%
                                    Spain 3%
                                   Sweden 3%
                                 Switzerland 3%
                               United Kingdom 13%
                        % OF TOTAL PORTFOLIO INVESTMENTS

               TOP TEN HOLDINGS - MARCH 31, 2000
Bayer                                             5.0%
Union Electrica Fenosa                            2.6%
TDK                                               2.4%
Fomento Economico ADR                             2.4%
Telenorte Lest Part ADR                           2.4%
Nokia Oyj/Nok1v.He                                2.3%
Telecom Italia                                    2.3%
Marschollek Lauten                                2.2%
NTT                                               2.2%
SKF                                               2.1%
-------------------------------------------------------
% of Total Portfolio Investments                 25.8%

33
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
THE PBHG FUNDS, INC.
PBHG CASH RESERVES FUND

PORTFOLIO PROFILE
OBJECTIVE: Preserve principal value & maintain a high degree of liquidity while providing current income.
INVESTS IN:  Money market securities.
STRATEGY: The Fund's strategy is to be fully invested in a diversified portfolio of short-term, high-quality money market securities.

PERFORMANCE
    For the twelve months ended March 31, 2000, the PBHG Cash Reserves Fund returned 4.81% compared to 4.72% for the Lipper Money Market Funds Average.

MARKET HIGHLIGHTS
    Buoyed by the strong employment environment, solid wage gains and growing net worth created by positive equity returns, consumer spending remains the strongest driver of the domestic economy. Historically, an advance in wage pressures would have been expected with such a low level of unemployment, but gains in productivity have continued to thwart this threat. However, with little evidence of a slowdown coming in the US, and an improving global prognosis following the dire straits of 1998, the Federal Reserve (the "Fed") raised the Fed Funds rate five times over the last year, by a total of 125 basis points, in a preemptive effort to slow the economy.
    A unique concern for money market investors in the past year was the anxiety in the short-term markets leading up to December 31, and the much anticipated transition across year-end. By the early fall, many typical corporate borrowers in the US short-term market began to extend the maturities of their borrowing in preparation for higher short-term interest rates and to assure access to financing across this critical year end date. At this time forward interest rates implied a high level of uncertainty and offered high yield premiums to attract lenders and investors, and fears rose in the market concerning the potential for a liquidity crisis. The Fed took an active role in calming these Y2K related fears as it implemented innovative financing programs for banks and dealers. These added liquidity measures, when combined with larger than normal cash balances held by investors, eventually provided so much liquidity that overnight financing rates were as low as 1% by the end of December. This is a good example of the system working to put safety before yield. In fact, yields recovered to normal levels as soon as we entered 2000.
    Spurred upward by the Fed's 125 basis point total rate rise, short-term rates on March 31, 2000 were much higher than a year ago. The yield on the three-month and one year Treasuries had risen by 142 and 163 basis points to 5.90% and 6.25%, respectively. The full yield curve inverted in the final quarter of this reporting period as yields on longer-term issues actually declined, supported by the Treasury's announced cutback in issuance, planned buyback of outstanding debt and equity market volatility.
    The strong economic growth evident at the end of 1999 and into the first quarter of 2000 will keep the Federal Reserve in a tightening mode as we move forward. As "old-economy versus new economy" debates continue on the appropriate level for non-inflationary GDP growth, the Fed thinks the current rate of growth is too fast. In our opinion, absent a significant jump in inflation, the Fed will stick to a gradual approach of raising rates to slow this pace of growth.

PORTFOLIO HIGHLIGHTS
    During 1999, we shortened the average maturity of the Fund in order to be able to respond quickly in the rising rate environment. As Y2K fears heightened during the fourth quarter of 1999, we felt it prudent to increase the level of liquidity in the Fund. This higher level of liquidity did result in less yield over the last couple of days of 1999, but in our opinion it ensured that shareholders of the Fund were protected. With the threats of a Y2K meltdown now behind us, we are now fully focused on the continuing willingness of the Fed to raise rates. In this environment we feel the best strategy is to concentrate investments in shorter maturity securities. We believe this stance will allow the portfolio to "turn-over" quicker, hopefully replacing lower yielding securities with higher yielding securities in the process. Additionally, we will opportunistically invest in longer issues when the market fully prices in additional rate hikes.

34
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
THE PBHG FUNDS, INC.

   COMPARISON OF TOTAL RETURN, AS OF MARCH 31, 2000 FOR THE PBHG CASH RESERVES
              FUND, VERSUS THE LIPPER MONEY MARKET FUNDS AVERAGE1

[BAR CHART OMITTED]
PBHG CASH RESERVES FUND
ONE YEAR 4.81%

LIPPER MONEY MARKET FUNDS AVERAGE(2)
ONE YEAR 4.72%

1    Performance is historical and not indicative of future results.
2 The Lipper Money Market Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Money Market category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The index is not intended to imply the Funds past or future performance.

                     SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Certificates of Deposit 2%
Government Bonds        1%
Commercial Paper       10%
Corporate Obligations   1%
Cash                   86%
% OF TOTAL PORTFOLIO INVESTMENTS

35
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
THE PBHG FUNDS, INC.
PBHG TECHNOLOGY & COMMUNICATIONS FUND

PORTFOLIO PROFILE
OBJECTIVE:  Long-term capital appreciation.
INVESTS IN: Companies whose products or services are based on or delivered with technology. Also invests in companies that link businesses, consumers and other entities through communications technology.
STRATEGY: The Fund's strategy is to invest in technology and related companies that are exhibiting business momentum. As of the year ending March 31, 2000, the Fund's 86 holdings ranged from $548 million to $84 billion in market capitalization. At year end, the average holding in the Fund had a market capitalization of $13 billion. In addition to the bottoms-up approach to selecting individual companies, the Fund also focuses on specific sub-sector weightings within the technology and telecommunications industries.

PERFORMANCE
    The PBHG Technology and Communications Fund returned 234.0% compared with the 133.7% return of the Pacific Stock Exchange (PSE) High Technology Index and 170.1% of the Soundview Technology Index for the year ended March 31, 2000. In addition, the Fund significantly outpaced broader indices such as the S&P 500, which was up 17.9% over the same time period.

PORTFOLIO HIGHLIGHTS
    In our opinion, the 12 month period ending March 31, 2000 can only be described as one of the most exhilarating and volatile periods for the technology and telecommunications sector. Needless to say, technology investors reaped the rewards of the accelerating growth and valuations in the sector. This bifurcation between the "old economy" and "new economy" was never more apparent than in the equity markets this past year. Our emphasis on the "new economy" companies contributed to the strong results. In addition, we believe the Fund was well positioned in the right sub-sectors of the technology and communications universe throughout most of the past twelve months.
    The Fund had significant weightings in the semiconductor, semiconductor capital equipment, and Internet sub-sectors (particularly the portals and business-to-consumer companies) at the start of the fiscal year. As we approached the end of calendar year 2000, we shifted the focus of the Fund more towards the telecommunications systems and component suppliers (both wireline and wireless) as well as the business-to-business (B2B) applications and software companies. This was at the expense of semiconductors and related equipment. The year 2000 date changeover (Y2K) was one of the dominant issues throughout the year, not only for the technology sector but nearly every aspect of the global economy. The potential disruptions were well documented by the press and by Wall Street prognosticators. The reality was that Y2K had minimal negative impacts. There were companies that stockpiled inventory and others that delayed purchases until after the New Year. However, the companies in the Fund saw minimal, if any, impact to their operations. In fact, the majority of the portfolio companies experienced improving business conditions or "business momentum" through year-end.
    One of our main themes throughout the past 12 months has been the evolution of the global telecommunications network infrastructure. With the massive build-outs of new age fiber networks, both on a domestic as well as global scale, we believe the main beneficiaries of these network buildouts continue to be the telecommunications systems and component vendors. In fact, business momentum for these vendors improved throughout the year. This became evident as the service providers began to "light up" the networks and expand the capacity of the fiber to meet accelerating bandwidth demands. In addition, the need to route greater amounts of data around the globe efficiently and thereby replace the antiquated, voice centric circuit switch network drove the demand for next generation products. We continue to believe the growth of the Internet and data intensive applications continue to fuel demand for bandwidth both by businesses and consumers. No matter how this bandwidth is delivered, (either via a wireline connection through copper, fiber, or coaxial or wireless connection) the demand for telecommunications equipment and components will further accelerate in our opinion. Another area of focus for the Fund throughout the year was the broadly defined Internet infrastructure group. These companies range from those that provide data center space that house web sites to those that enable dynamic wireless Internet capabilities to those that more efficiently deliver content to the end user.
    Early in 2000, we significantly reduced the Fund's exposure in the Internet portal and business to consumer (B2C) companies. While we continue to be long-term believers that the Internet will have a significant impact on the way B2C commerce is conducted, many companies in this area have broken business models and with the Christmas selling season behind us, their inherent seasonality is now a negative. The entrance by the traditional bricks and mortar retailing giants onto the e-commerce battlefield only heightens the concerns regarding sustainable business models and eventual profitability. We believe those companies that establish Internet brand recognition and create a business model characterized by expanding margins will ultimately thrive.
    As of the time of this writing, technology stocks have experienced a significant correction both over the last two weeks of the first quarter as well as the first few weeks of the second quarter. We have no way of calling the bottom, but we strongly believe what we have experienced to date is a "valuation correction" and in no way is reflective of the business fundamentals for the companies in the portfolio. The March quarter earnings reports, although still early in the reporting season, have been terrific and would expect that to continue the next few weeks. We remain positive on the technology sector long-term and now with stock prices much lower, our conviction has risen commensurately.

36
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
THE PBHG FUNDS, INC.

INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF MARCH 31, 2000

-------------------------------------------------------------------------------
                                               One       Annualized Annualized
                                              Year         3 Year    Inception
                                             Return        Return     to Date2
-------------------------------------------------------------------------------
  PBHG Technology & Communications Fund      233.99%       88.64%        66.99%
-------------------------------------------------------------------------------

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                  IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND,
                  VERSUS THE SOUNDVIEW TECHNOLOGY INDEX AND THE
                    LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE
[LINE CHART OMITTED]
          PBHG Technology &  Soundview Technology   Lipper Science & Technology
         Communication Fund        Index(3)                Funds Average(4)
9/30/95         $10000           $10000                       $10000
10/31/95         10800            10368                         9841
11/30/95         11720            11079                         9965
12/31/95         11602            10533                         9591
1/31/96          11462            10446                         9574
2/29/96          12562            11128                        10039
3/31/96          12482            10831                         9767
4/30/96          14132            12557                        10831
5/31/96          15303            13442                        11248
6/30/96          14973            12235                        10511
7/31/96          13712            11006                         9512
8/31/96          14963            12002                        10133
9/30/96          16643            13468                        11270
10/31/96         16793            13286                        11112
11/30/96         17663            14813                        12042
12/31/96         17916            13842                        11777
1/31/97          18539            15118                        12522
2/28/97          16580            13942                        11477
3/31/97          14927            12988                        10636
4/30/97          15437            13353                        10947
5/31/97          18100            15145                        12435
6/30/97          18641            15181                        12589
7/31/97          20865            17578                        14207
8/31/97          20773            18116                        14207
9/30/97          22416            18555                        14924
10/31/97         19732            16406                        13635
11/30/97         19151            16227                        13517
12/31/97         18511            15133                        13184
1/31/98          17697            15504                        13520
2/28/98          19850            17507                        15071
3/31/98          20643            17427                        15508
4/30/98          21061            18623                        16114
5/31/98          19047            16872                        14962
6/30/98          20332            17789                        16123
7/31/98          19186            17415                        15865
8/31/98          16004            13427                        12690
9/30/98          17997            15450                        14377
10/31/98         18072            16976                        15400
11/30/98         20322            18826                        17480
12/31/98         23324            21537                        20327
1/31/99          28435            24899                        23553
2/28/99          25325            21781                        21523
3/31/99          30000            23314                        23965
4/30/99          31653            23997                        24725
5/31/99          30120            24762                        24376
6/30/99          34622            27911                        27306
7/31/99          34067            27977                        27006
8/31/99          36916            29675                        28454
9/30/99          37916            30310                        29464
10/31/99         45517            33603                        32675
11/30/99         54107            39615                        38449
12/31/99         80210            49489                        48346
1/31/2000        82496            48149                        47161
2/29/2000       117027            62909                        59956
3/31/2000       100197            63040                        57072

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The PBHG Technology & Communications Fund commenced operations on September 29, 1995.
3 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Science & Technology Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                SECTOR WEIGHTINGS - AT MARCH 31, 2000
[PIE CHART OMITTED]
Consumer Cyclical 2%
Industrial        2%
Services          1%
Technology       95%
% OF TOTAL PORTFOLIO INVESTMENTS

          TOP TEN HOLDINGS - MARCH 31, 2000
InfoSpace                                         6.2%
JDS Uniphase                                      4.0%
SDL                                               2.8%
Sycamore Networks                                 2.6%
Brocade Communications Systems                    2.6%
Rare Medium Group                                 2.5%
Veritas Software                                  2.4%
Broadcom                                          2.4%
Juniper Networks                                  2.4%
Network Solutions                                 2.3%
-------------------------------------------------------
% of Total Portfolio Investments                 30.3%

37
[LOGO OMITTED]

THE PBHG FUNDS, INC.
PBHG STRATEGIC SMALL COMPANY FUND

PORTFOLIO PROFILE
OBJECTIVE:  Growth of capital.
INVESTS IN: Equity securities of small companies having a market capitalization or annual revenues of up to $750 million.
STRATEGY: The Fund invests in companies poised for rapid and dynamic growth ("growth companies") and companies that are undervalued or overlooked by the market ("value securities") in a proportion that depends on the Advisers' view of current economic or market conditions and their long-term investment outlook.

PERFORMANCE
    The PBHG Strategic Small Company Fund returned 99.74% for the fiscal year ended March 31, 2000. The performance breakdown showed the growth portion of the portfolio returning 149.48% and the value portion contributing 70.95%. This performance compares favorably to the 37.29% and 59.06% returns of the Russell 2000 and the Russell 2000 Growth Indexes, respectively and the 96.44% and 17.32% return of the average mutual fund in Lipper's Small Cap Growth and Small Cap Value categories, respectively. As has historically been the case, the Fund was heavily weighted in the technology sector for the majority of the year, which contributed to its performance in comparison to its benchmarks.
    The mandate of the Fund is to provide strong growth potential in an up market cycle via the growth style employed by Pilgrim Baxter & Associates, while moderating the risk of a down market with the value style utilized by Pilgrim Baxter Value Investors, Inc. Since inception, the Fund has maintained a neutral allocation (approximately 50/50) between the two styles, with adjustments for market movements made with the flow of funds into and out of the Fund. At March 31, 2000 the split of assets was 56% growth and 44% value.

PORTFOLIO HIGHLIGHTS -- VALUE
    As our process dictates, we continue to focus on companies whose prices are commensurate with their near-term business dynamics and long-term growth potential. In select cases we feel that the market provided us with the opportunity to own exceptional companies with great management teams, strong operating histories and improving near-term and long-term prospects. It was these companies that contributed to the bulk of your out-performance vs. the Russell 2000 and Russell 2000 Value benchmarks during the past 12 months.
    The most gratifying performance came from the Fund's energy companies. These companies possess the attributes that we seek in potential portfolio additions: great near-term results, solid long-term growth prospects and attractive valuations. Although the energy stocks in your Fund have done well recently, we remain bullish as a result of the continually improving near-term dynamics. Oil prices remain over $22/ barrel. Natural gas continues to trade around the $2.75/ mcf level. Day rates are rising for the service companies and rig counts are increasing commensurate with higher drilling budgets.
    As has been well reported, Technology was the best performing sector in most major indices over the past 12 months. Regardless of your personal exposure to these stocks, it was impossible not to notice the effect technology was having on popular culture. Almost overnight, technology bellwether the NASDAQ joined the S&P 500 and the Dow Jones Industrial Average as a core benchmark of performance. Concurrently, it became a gold standard of investing and drove the performance of most major indices. It was also a major contributor to the Fund's performance over the past 12 months. The Fund primarily benefited from holdings in semiconductors and semiconductor capital equipment, as these companies offered the best trade-off between valuation, near-term business dynamics and long-term growth.
    Energy also contributed to the Fund's positive performance during the past 12 months. As oil rebounded off its low of $11/barrel in 1998, many of the energy companies returned to profitability and began exhibiting substantial free cash flow. Although we are bullish on energy, we prefer companies with natural gas exposure versus oil exposure, which removes some of the commodity price risk associated with OPEC. The supply and demand characteristics continue to bode well for future stock price appreciation within this group.
    Poor performing sectors over the past year include financials and consumer staples. As investors attempted to raise cash for technology purchases, they managed to sell many of the stocks in these groups down to levels they had not seen in years.

PORTFOLIO HIGHLIGHTS -- GROWTH
    The overwhelming majority of the growth portion if the Fund's holdings performed extremely well during the fiscal year. In fact, the Fund had positions in over 50 stocks that increased by more than 100%.
    The Fund's five best performing positions were: Applied Micro Circuits Corp
(AMCC), JDS Uniphase (JDSU) QLogic (QLGC), Sandisk Corporation (SNDK) and Broadvision Inc. (BVSN) which returned 1,304%, 737%, 707%, 595% and 577%, respectively.
    Although the majority of the Fund's investments provided positive contributions to performance during the fiscal year, we did experience some disappointments. Examples of these include: Bluestone Software Inc. (BLSW), Biosite Diagnostics Inc. (BSTE), Carrier Access Group (CACS), Concentric Network Corp. (CNCX), and Telebanc Financial Corp. (TBFC). Each of these companies lost between 60% and 45% of their value during the fiscal year and was, with the exception of Bluestone Software Inc., eliminated from the portfolio.
As is usually the case with our underperformers, these companies failed to maintain earnings growth or posted operating results that disappointed investors.
    As is typical of our growth style of investing, we were overweighted in the technology sector and exposure for the fiscal year averaged over 59%. While the technology sector clearly dominated the returns of the portfolio, contributing over 92% to the return of the growth portion of the Fund, other sectors also had a positive impact. The industrial sector, with an average weight of 6.8%, contributed over 7% to the total return. The healthcare and consumer cyclical sectors each contributed over 5% to the return. The financial and energy sectors, small though their weightings may have been, both had a negative impact on the Fund, contributing -0.29% and -0.06%, respectively.
    The PBHG Strategic Small Company Fund provided extraordinary investment performance results during the fiscal year ended March 31, 2000. These results were generated in an environment that was extremely favorable to the technology stocks in which the fund was concentrated. We urge investors to maintain realistic expectations of future performance and understand that these types of results are unlikely to be sustained. In the last few months, global equity markets have become increasingly volatile given the large advances in equity valuations, the Federal Reserve's dedication to increasing interest rates in order to preserve slow economic growth and the nervous investment sentiment that these market conditions create. We remain positive in our long-term outlook for the high quality rapidly growing companies in which the Fund invests and believe our strategy will continue to be successful over the long haul.

38
[LOGO OMITTED]

THE PBHG FUNDS, INC.

INVESTMENT FOCUS STYLE / MARKET CAPITALIZATION
[CHART OMITTED]

                          AVERAGE ANNUAL TOTAL RETURN1
                              AS OF MARCH 31, 2000

------------------------------------------------------------------------------
                                             One       Annualized Annualized
                                            Year         3 Year    Inception
                                           Return        Return     to Date2
------------------------------------------------------------------------------
  PBHG Strategic Small Company Fund        99.74%        38.78%        30.39%
------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG STRATEGIC SMALL COMPANY FUND, VERSUS THE RUSSELL 2000 INDEX AND THE
                     LIPPER SMALL-CAP GROWTH FUNDS AVERAGE
[LINE CHART OMITTED]

        PBHG Strategic Small  Russell 2000  Lipper Small-Cap Growth
            Company Fund        Index(3)       Funds Average(4)
12/31/96        $10,000          $10,000          $10,000
1/31/97         $10,120          $10,200          $10,242
2/28/97          $9,350           $9,952           $9,549
3/31/97          $8,860           $9,483           $8,881
4/30/97          $8,750           $9,509           $8,746
5/31/97         $10,270          $10,567          $10,003
6/30/97         $11,130          $11,020          $10,582
7/31/97         $12,170          $11,533          $11,286
8/31/97         $12,410          $11,797          $11,475
9/30/97         $13,440          $12,660          $12,415
10/31/97        $12,820          $12,104          $11,786
11/30/97        $12,520          $12,026          $11,535
12/31/97        $12,567          $12,236          $11,593
1/31/98         $12,502          $12,043          $11,420
2/28/98         $13,439          $12,933          $12,382
3/31/98         $13,870          $13,467          $12,990
4/30/98         $13,999          $13,541          $13,126
5/31/98         $12,922          $12,812          $12,242
6/30/98         $13,073          $12,839          $12,563
7/31/98         $12,244          $11,800          $11,675
8/31/98          $9,466           $9,508           $9,149
9/30/98         $10,004          $10,252           $9,877
10/31/98        $10,381          $10,671          $10,333
11/30/98        $11,501          $11,230          $11,232
12/31/98        $12,835          $11,924          $12,456
1/31/99         $13,105          $12,083          $12,765
2/28/99         $11,957          $11,104          $11,623
3/31/99         $11,856          $11,278          $12,142
4/30/99         $12,092          $12,288          $12,646
5/31/99         $12,576          $12,468          $12,756
6/30/99         $13,937          $13,032          $13,918
7/31/99         $13,960          $12,674          $13,907
8/31/99         $14,083          $12,205          $13,757
9/30/99         $14,308          $12,208          $14,156
10/31/99        $14,815          $12,257          $14,972
11/30/99        $16,209          $12,989          $16,973
12/31/99        $19,482          $14,459          $20,183
1/31/00         $19,188          $14,227          $19,961
2/29/00         $24,796          $16,576          $25,151
3/31/00         $23,682          $15,484          $23,521

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2    The PBHG Strategic Small Company Fund commenced operations on December 31,
     1996.
3 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The average is not intended to imply the Fund's past or future performance.

                      SECTOR WEIGHTINGS - AT MARCH 31, 2000
                              [PIE CHART OMITTED]
                               Basic Materials 2%
                             Consumer Cyclical 10%
                                   Energy 7%
                                  Financial 9%
                                 Health Care 6%
                                 Industrial 10%
                                  Services 5%
                                 Technology 46%
                               Transportation 1%
                                    Cash 4%

             TOP TEN HOLDINGS - MARCH 31, 2000
Sandisk                                           1.7%
Applied Micro Circuits                            1.5%
TranSwitch                                        1.2%
Advanced Digital Information                      1.1%
EOG Resources                                     1.1%
Exchange Applications                             1.1%
Polycom                                           1.1%
Business Objects ADR                              1.0%
Tweeter Home Entertainment Group                  1.0%
Manhattan Associates                             11.7%
-------------------------------------------------------
% of Total Portfolio Investments                 10.8%

39
[LOGO OMITTED]

THE PBHG FUNDS, INC.

REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE PBHG FUNDS, INC.:

In our opinion, the accompanying statements of net assets for the PBHG Growth Fund, PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG New Opportunities Fund and PBHG Cash Reserves Fund, and the statements of assets and liabilities, including the schedules of investments, for the PBHG Core Growth Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG Focused Value Fund, PBHG International Fund, PBHG Technology & Communications Fund and PBHG Strategic Small Company Fund (constituting The PBHG Funds, Inc. hereafter referred to as the "Fund"), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds, constituting the "Fund", at March 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented commencing April 1, 1996, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for the Fund for the fiscal periods presented prior to the year ended March 31, 1997 were audited by other independent accountants, whose report dated April 29, 1996 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
May 12, 2000

40
[LOGO OMITTED]

THE PBHG FUNDS, INC.
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                            As of March 31, 2000

PBHG GROWTH FUND

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.6%
CONSUMER CYCLICAL -- 12.4%
AUDIO/VIDEO PRODUCTS -- 5.0%
Gemstar International*              2,518,100     $   216,557
Polycom*                            1,437,200         113,808
                                                  -----------
                                                      330,365
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 3.2%
Macrovision*                        1,721,500         148,264
Zomax*+                             1,076,500          64,859
                                                  -----------
                                                      213,123
--------------------------------------------------------------------------------
RADIO -- 1.1%
Hispanic Broadcasting*                652,700          73,918
                                                  -----------
                                                       73,918
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.9%
CDW Computer Centers*                 720,900          60,871
                                                  -----------
                                                       60,871
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.6%
Dollar Tree Stores*                   804,300          41,924
                                                  -----------
                                                       41,924
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.6%
Tiffany & Company                     442,900          37,038
                                                  -----------
                                                       37,038
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Starbucks*                          1,454,600          65,184
                                                  -----------
                                                       65,184
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $403,052)               822,423
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.8%
MEDICAL INFORMATION SYSTEMS -- 0.7%
Allscripts*                           807,800          48,569
                                                  -----------
                                                       48,569
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.6%
Techne*                               546,800          37,729
                                                  -----------
                                                       37,729
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.4%
Minimed*                              716,500          92,787
                                                  -----------
                                                       92,787
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.8%
Incyte Pharmaceuticals*               285,900          24,998
Invitrogen*                           510,000          29,612
                                                  -----------
                                                       54,610
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.0%
Celgene*                              510,200          50,797
Jones Pharmaceuticals                 866,950          26,334
King Pharmaceuticals*               1,060,550          33,407
Pharmacopeia*                         405,800          19,884
                                                  -----------
                                                      130,422
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.7%
Express Scripts, Cl A*              1,147,000    $     48,174
                                                  -----------
                                                       48,174
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.6%
Resmed*                               549,600          39,228
                                                  -----------
                                                       39,228
                                                  -----------
TOTAL HEALTH CARE (COST $331,144)                     451,519
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 12.0%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.8%
Dycom Industries*                   1,028,200          50,125
                                                  -----------
                                                       50,125
--------------------------------------------------------------------------------
CAPACITORS -- 0.9%
Kemet*                                903,300          57,134
                                                  -----------
                                                       57,134
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.6%
Jabil Circuit*                        952,000          41,174
                                                  -----------
                                                       41,174
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.9%
Flextronics International*          2,669,800         188,054
Gentex*                             1,946,900          72,157
                                                  -----------
                                                      260,211
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
Credence Systems*                     443,300          55,468
                                                  -----------
                                                       55,468
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.2%
Cognex*                               769,800          44,408
PRI Automation*                       520,800          31,834
                                                  -----------
                                                       76,242
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 2.0%
Microchip Technology*               1,986,450         130,609
                                                  -----------
                                                      130,609
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.6%
Cymer*                                760,800          38,040
                                                  -----------
                                                       38,040
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 0.8%
Asyst Technologies*                   855,200          50,029
                                                  -----------
                                                       50,029
--------------------------------------------------------------------------------
MACHINERY-PUMPS -- 0.4%
Helix Technology                      422,200          25,358
                                                  -----------
                                                       25,358
                                                  -----------
TOTAL INDUSTRIAL (COST $432,109)                      784,390
                                                  -----------
--------------------------------------------------------------------------------

41
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SERVICES -- 2.9%
ADVERTISING SALES -- 0.9%
Lamar Advertising*                  1,291,400    $     58,759
                                                  -----------
                                                       58,759
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.6%
Getty Images*                       1,136,500          40,843
                                                  -----------
                                                       40,843
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.8%
Wireless Facilities*                  506,600          53,320
                                                  -----------
                                                       53,320
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.6%
QRS*                                  512,400          38,558
                                                  -----------
                                                       38,558
                                                  -----------
TOTAL SERVICES (COST $151,066)                        191,480
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 55.5%
APPLICATIONS SOFTWARE -- 5.4%
Citrix Systems*                     1,248,200          82,693
Intertrust Technologies*               95,500           4,059
Peregrine Systems*                  2,739,400         183,711
Pinnacle Systems*                   1,130,000          37,572
Quest Software*                       448,200          50,535
                                                  -----------
                                                      358,570
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATION -- 0.5%
Triton PCS Holdings*                  619,400          37,009
                                                  -----------
                                                       37,009
--------------------------------------------------------------------------------
CIRCUITS -- 1.6%
Micrel*                             1,118,600         107,386
                                                  -----------
                                                      107,386
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 2.1%
Research In Motion*                 1,329,100         141,549
                                                  -----------
                                                      141,549
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 2.8%
Checkpoint Software*                  980,000         167,641
RSA Security*                         360,200          18,663
                                                  -----------
                                                      186,304
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 0.6%
Nvidia*                               464,800          39,268
                                                  -----------
                                                       39,268
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
Redback Networks*                     247,500          74,235
                                                  -----------
                                                       74,235
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.2%
Advent Software*                      316,300    $     14,510
                                                  -----------
                                                       14,510
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 1.5%
Smartforce ADR*                     2,108,200          96,714
                                                  -----------
                                                       96,714
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 10.3%
Applied Micro Circuits*               683,600         102,583
Cree*                                 322,800          36,436
Lattice Semiconductor*                662,200          44,823
Qlogic*                               999,200         135,391
SDL*                                1,113,000         236,930
Semtech*                              757,200          48,508
TranSwitch*                           756,950          72,762
                                                  -----------
                                                      677,433
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.5%
Aspect Development*                   676,400          43,543
BEA Systems*                          829,000          60,828
Informatica*                          831,600          63,877
Microstrategy+                      1,624,100         141,398
TSI International Software Limited*   671,500          55,776
                                                  -----------
                                                      365,422
--------------------------------------------------------------------------------
FIBER OPTICS -- 1.3%
Harmonic*                             718,700          59,832
MRV Communications*                   297,900          27,295
                                                  -----------
                                                       87,127
--------------------------------------------------------------------------------
INTERNET CONTENT -- 8.0%
Backweb Technologies*                 666,700          22,918
Critical Path*                        427,000          36,295
Go2Net*                               524,900          42,287
Infospace*                          1,718,160         249,885
Network Solutions*                  1,157,400         177,896
                                                  -----------
                                                      529,281
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 3.6%
Allaire*                              458,200          34,651
Art Technology*                     1,077,600          70,785
E.Piphany*                            300,100          40,082
Software.com*                         362,800          46,756
Vignette*                             295,900          47,418
                                                  -----------
                                                      239,692
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 2.7%
Micromuse*                          1,293,000         179,485
                                                  -----------
                                                      179,485
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.6%
Extreme Networks*                     454,400          35,898
                                                  -----------
                                                       35,898
--------------------------------------------------------------------------------

42
[LOGO OMITTED]

THE PBHG FUNDS, INC.
                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                            As of March 31, 2000
PBHG GROWTH FUND
                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 2.1%
Gilat Satellite*+                   1,149,900     $   134,826
                                                  -----------
                                                      134,826
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 4.2%
Advanced Fibre*                       910,700          57,090
Audiocodes Limited*                   756,000          75,883
Ditech Communications*                930,600          98,702
Terayon Communication*                206,300          42,291
                                                  -----------
                                                      273,966
                                                  -----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.4%
Copper Mountain Networks*             600,400          49,195
Inet Technologies*                    799,000          42,297
                                                  -----------
                                                       91,492

TOTAL TECHNOLOGY (COST $1,535,756)                  3,670,167
                                                  -----------
TOTAL COMMON STOCK (COST $2,853,127)                5,919,979
                                                  -----------
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
HEALTH CARE -- 0.0%
MEDICAL INFORMATION SYSTEMS
PER-SE Technologies                     2,579               0
                                                  -----------
TOTAL HEALTH CARE (COST $0)                                 0
                                                  -----------
TOTAL WARRANTS (COST $0)                                    0
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.8%
Barclays
   6.08%, dated 03/31/00, matures 04/03/00,
   repurchase price $86,873,057 (collateralized by
   U.S. Government Agency Instruments:
   total market value $88,568,127) (A)  $86,829        86,829
Greenwich Capital
   6.08%, dated 03/31/00, matures 04/03/00,
   repurchase price $60,342,313 (collateralized by
   U.S. Government Agency Instruments:
   total market value $61,520,106) (A)   60,312        60,312
J.P. Morgan
   6.08%, dated 03/31/00, matures 04/03/00,
   repurchase price $53,835,718 (collateralized by
   U.S. Government Agency Instruments:
   total market value $54,888,976) (A)   53,812        53,812
Prudential
   6.08%, dated 03/31/00, matures 04/03/00,
   repurchase price $133,253,908 (collateralized by
   U.S. Government Agency Instruments:
   total market value $135,850,704) (A) 133,187       133,187
Morgan Stanley
   6.08%, dated 03/31/00, matures 04/03/00,
   repurchase price $241,246,358 (collateralized by
   U.S. Government Agency Instruments:
   total market value $245,952,356) (A) 241,124       241,124

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
J.P. Morgan
   6.08%, dated 03/31/00, matures 04/03/00,
   repurchase price $140,046,032 (collateralized by
   U.S. Government Agency Instruments:
   total market value $142,774,613) (A) $139,975  $   139,975
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $715,239)           715,239
                                                  -----------
TOTAL INVESTMENTS-- 100.4% (COST $3,568,366)        6,635,218
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%

TOTAL OTHER ASSETS AND LIABILITIES, NET               (26,047)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400 million
   shares -- $0.001 par value) based on 110,081,226
   outstanding shares of common stock               3,135,109
Fund Shares of Advisor Class (authorized 200 million
   shares -- $0.001 par value) based on 2,473,523
   outstanding shares of common stock                  73,080
Accumulated net realized gain on investments          334,130
Net unrealized appreciation on investments          3,066,852
                                                  -----------
TOTAL NET ASSETS-- 100.0%                          $6,609,171
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                        $58.73
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                     $58.19
                                                  -----------
                                                  -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
+ Considered an affiliated company as the Fund owns more than 5% of the outstanding voting securities of such company. The total market of investments in affiliated companies as of March 31, 2000 was $341,083,106.

The accompanying notes are an integral part of the financial statements.
43
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG EMERGING GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.7%
CONSUMER CYCLICAL -- 7.0%
AUDIO/VIDEO PRODUCTS -- 2.1%
Polycom*                              360,200    $     28,523
                                                  -----------
                                                       28,523
--------------------------------------------------------------------------------
RADIO -- 0.6%
Citadel Communications*               190,900           8,054
                                                  -----------
                                                        8,054
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.0%
Charlotte Russe Holding*              308,000           5,275
Hot Topic*                            337,800          11,823
Pacific Sunwear of California*        244,000           9,394
                                                  -----------
                                                       26,492
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.8%
Insight Enterprises*                  300,000          10,931
                                                  -----------
                                                       10,931
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
Tweeter Home Entertainment Group*     234,600          10,381
                                                  -----------
                                                       10,381
--------------------------------------------------------------------------------
RETAIL-VARIETY STORE -- 0.7%
99 Cents Only Stores*                 242,200           9,506
                                                  -----------
                                                        9,506
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $49,917)                 93,887
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 10.1%
HEALTH CARE COST CONTAINMENT -- 0.5%
Hooper Holmes                         185,600           6,368
                                                  -----------
                                                        6,368
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 2.7%
Allscripts*                           454,800          27,345
Dendrite International*               401,900           8,415
                                                  -----------
                                                       35,760
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.2%
Techne*                                37,700           2,601
                                                  -----------
                                                        2,601
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.2%
Minimed*                              182,300          23,608
Zoll Medical Group*                   110,800           5,679
                                                  -----------
                                                       29,287
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.7%
Medicis Pharmaceutical, Cl A*         313,450          12,538
Pharmacopeia*                         468,600          22,961
                                                  -----------
                                                       35,499
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.8%
Resmed*                               347,900     $    24,831
                                                  -----------
                                                       24,831
                                                  -----------
TOTAL HEALTH CARE (COST $105,678)                     134,346
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.9%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.5%
Dycom Industries*                     150,000           7,313
                                                  -----------
                                                        7,313
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
GSI Lumonics*                         249,600           4,274
                                                  -----------
                                                        4,274
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 2.8%
Credence Systems*                     168,300          21,059
Molecular Devices*                    131,100          10,062
Zygo*                                 119,300           5,756
                                                  -----------
                                                       36,877
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.1%
PRI Automation*                       250,100          15,287
                                                  -----------
                                                       15,287
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.6%
Varian*                               207,100           7,948
                                                  -----------
                                                        7,948
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 2.3%
Cymer*                                233,500          11,675
Electro Scientific Industries*        334,600          19,407
                                                  -----------
                                                       31,082
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 1.3%
Advanced Energy Industries*           330,300          16,845
                                                  -----------
                                                       16,845
                                                  -----------
TOTAL INDUSTRIAL (COST $91,424)                       119,626
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 7.3%
ADVERTISING SERVICES -- 1.5%
Getty Images*                         556,100          19,985
                                                  -----------
                                                       19,985
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
Jupiter Communications*               294,500           6,773
                                                  -----------
                                                        6,773
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 2.1%
Answerthink Consulting Group*         300,600           7,346
Factset Research Systems              429,100          11,613
QRS*                                  127,800           9,617
                                                  -----------
                                                       28,576
--------------------------------------------------------------------------------

44
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG EMERGING GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 2.7%
Diamond Technology Partners, Cl A*    360,550    $     23,706
Forrester Research*                   237,900          12,906
                                                  -----------
                                                       36,612
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.5%
Albany Molecular Research*            104,000           6,071
                                                  -----------
                                                        6,071
                                                  -----------
TOTAL SERVICES (COST $70,272)                          98,017
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 56.4%
APPLICATIONS SOFTWARE -- 6.8%
Actuate*                              399,000          21,471
Peregrine Systems*                    691,200          46,354
Pinnacle Systems*                     200,000           6,650
Quest Software*                        80,200           9,042
Rational Software*                     96,900           7,413
                                                  -----------
                                                       90,930
--------------------------------------------------------------------------------
CIRCUITS -- 2.6%
Micrel*                               289,600          27,802
Sipex*                                197,800           6,985
                                                  -----------
                                                       34,787
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.1%
Apropos Technology*                    44,000           1,628
                                                  -----------
                                                        1,628
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.9%
ISS Group*                            102,200          11,906
                                                  -----------
                                                       11,906
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 1.5%
Nvidia*                               231,200          19,533
                                                  -----------
                                                       19,533
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.0%
Mercury Computer Systems*              85,000           4,154
Radiant Systems*                       53,900           3,389
Systems & Computer Technology*        230,100           5,379
                                                  -----------
                                                       12,922
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
M-Systems Flash Disk Pioneers*        121,600           6,445
                                                  -----------
                                                        6,445
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.4%
In Focus Systems*                     515,800          18,472
                                                  -----------
                                                       18,472
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.4%
Documentum*                           241,900          18,868
                                                  -----------
                                                       18,868
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.6%
Advent Software*                      716,500          32,869
Blaze Software*                        38,000           1,083
                                                  -----------
                                                       33,952
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 10.5%
ATMI*                                 317,600    $     15,165
Cree*                                 176,700          19,945
Electroglas*                          417,100          14,286
Qlogic*                                80,000          10,840
Quantum Effect Devices*               141,300          11,251
TranSwitch*                           301,275          28,960
Triquint Semiconductor*               193,100          14,193
Varian Semiconductor Equipment*       410,000          26,086
                                                  -----------
                                                      140,726
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE SERVICE -- 5.0%
Business Objects ADR*                 345,600          34,387
Informatica*                          235,800          18,112
TSI International Software Limited*   170,600          14,170
                                                  -----------
                                                       66,669
--------------------------------------------------------------------------------
FIBER OPTICS -- 1.9%
Harmonic*                             179,400          14,935
MRV Communications*                   120,100          11,004
                                                  -----------
                                                       25,939
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.0%
Digital Think*                         47,500           1,871
Rare Medium Group*                    255,200          11,261
                                                  -----------
                                                       13,132
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 4.4%
Allaire*                              111,600           8,440
Appnet*                               268,200          12,605
Art Technology*                       259,800          17,066
Eprise*                                76,500           1,205
Integrated Information Systems*       285,000           6,212
Intraware*                            168,300           6,953
Macromedia*                            71,400           6,448
                                                  -----------
                                                       58,929
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 2.6%
Micromuse*                            252,800          35,092
                                                  -----------
                                                       35,092
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.6%
Emulex*                                70,700           7,715
                                                  -----------
                                                        7,715
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.8%
Celeritek*                            170,000          10,753
                                                  -----------
                                                       10,753
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.7%
Cysive*                               146,100          10,008
                                                  -----------
                                                       10,008
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 6.9%
Anaren Microwave*                      40,700           3,902
Audiocodes Limited*                   250,400          25,134
Ditech Communications*                249,800          26,494
Natural Microsystems*                 277,500          23,796
Tut Systems*                          222,700          13,265
                                                  -----------
                                                       92,591
--------------------------------------------------------------------------------

45
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG EMERGING GROWTH FUND
                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.8%
Inet Technologies*                     23,000    $      1,218
Latitude Communications*              346,600           9,098
                                                  -----------
                                                       10,316
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.4%
Netro*                                129,000           8,387
Powerwave Technologies*               191,000          23,875
                                                  -----------
                                                       32,262
                                                  -----------
TOTAL TECHNOLOGY (COST $370,711)                      753,575
                                                  -----------
TOTAL COMMON STOCK (COST $688,002)                  1,199,451
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.6%
J.P. Morgan
     6.08%, dated 03/31/00, matures 04/03/00,
     repurchase price $44,915,323 (collateralized
     by U.S. Government Agency Instruments:
     total market value $45,790,429) (A  $44,893       44,893
J.P. Morgan
     6.08%, dated 03/31/00, matures 04/03/00,
     repurchase price $13,566,061 (collateralized
     by U.S. Government Agency Instruments:
     total market value $13,830,751) (A)  13,559       13,559
Morgan Stanley
     6.08%, dated 03/31/00, matures 04/03/00,
     repurchase price $42,572,463 (collateralized
     by U.S. Government Agency Instruments:
     total market value $43,839,635) (A)  42,551       42,551
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $101,003)           101,003
                                                  -----------
TOTAL INVESTMENTS-- 97.3% (COST $789,005)           1,300,454
                                                  -----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.7%

TOTAL OTHER ASSETS AND LIABILITIES, NET          $     36,484
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Pbhg Class (authorized 400 million
   shares -- $0.001 par value) based on
   33,422,042 outstanding shares of common stock      796,743
Accumulated net realized gain on investments           28,746
Net unrealized appreciation on investments            511,449
                                                  -----------
TOTAL NET ASSETS-- 100.0%                          $1,336,938
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $40.00
                                                  -----------
                                                  -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]
46

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.4%
CONSUMER CYCLICAL -- 8.1%
AUDIO/VIDEO PRODUCTS -- 3.2%
Gemstar International*                 65,600    $      5,642
Polycom*                               31,500           2,494
                                                  -----------
                                                        8,136
--------------------------------------------------------------------------------
E-COMMERCE -- 0.4%
Homegrocer.com*                       100,200           1,040
                                                  -----------
                                                        1,040
--------------------------------------------------------------------------------
RADIO -- 0.6%
Hispanic Broadcasting*                 14,300           1,619
                                                  -----------
                                                        1,619
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.6%
Bed Bath & Beyond*                     41,400           1,630
                                                  -----------
                                                        1,630
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.3%
Home Depot                             50,150           3,235
                                                  -----------
                                                        3,235
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.6%
Best Buy*                              17,600           1,514
                                                  -----------
                                                        1,514
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.6%
Tiffany & Company                      19,700           1,647
                                                  -----------
                                                        1,647
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.8%
Kohl's*                                19,500           1,999
                                                  -----------
                                                        1,999
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $12,151)                 20,820
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 3.1%
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Citigroup                              27,600           1,637
                                                  -----------
                                                        1,637
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.5%
Goldman Sachs                          34,500           3,627
Schwab, Charles                        48,200           2,738
                                                  -----------
                                                        6,365
                                                  -----------
TOTAL FINANCIAL (COST $7,108)                           8,002
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 8.2%
MEDICAL INFORMATION SYSTEMS -- 0.8%
IMS Health                            121,300           2,055
                                                  -----------
                                                        2,055
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.1%
Guidant*                               45,700           2,688
                                                  -----------
                                                        2,688
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENENICS -- 3.2%
Amgen*                                 65,100    $      3,995
Genentech*                             27,000           4,104
                                                  -----------
                                                        8,099
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.3%
Medimmune*                             17,200           2,995
Shire Pharmaceuticals ADR*             54,097           2,772
                                                  -----------
                                                        5,767
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.8%
Gilead Sciences*                       30,700           1,946
                                                  -----------
                                                        1,946
                                                  -----------
TOTAL HEALTHCARE (COST $15,659)                        20,555
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.1%
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.1%
General Electric                       34,800           5,400
Tyco International Limited            105,100           5,242
                                                  -----------
                                                       10,642
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.5%
Onex^                                 111,500           3,917
                                                  -----------
                                                        3,917
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.5%
Celestica*                             31,000           1,645
DII Group*                             11,100           1,255
Flextronics International*             50,000           3,522
                                                  -----------
                                                        6,422
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 2.0%
Agilent Technologies*                  49,900           5,190
                                                  -----------
                                                        5,190
                                                  -----------
TOTAL INDUSTRIAL (COST $17,929)                        26,171
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 2.9%
ADVERTISING AGENCIES -- 0.7%
Omnicom Group                          20,300           1,897
                                                  -----------
                                                        1,897
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.7%
Digitas*                               78,200           1,916
                                                  -----------
                                                        1,916
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 1.5%
AT&T                                   70,500           3,966
                                                  -----------
                                                        3,966
                                                  -----------
TOTAL SERVICES (COST $7,649)                            7,779
                                                  -----------
--------------------------------------------------------------------------------

47
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 58.3%
APPLICATIONS SOFTWARE -- 4.7%
Citrix Systems*                        18,400    $      1,219
Microsoft*                             46,800           4,972
Rational Software*                      7,700             589
Siebel Systems*                        45,300           5,411
                                                  -----------
                                                       12,191
--------------------------------------------------------------------------------
CIRCUITS -- 1.0%
Linear Technology                      44,600           2,453
                                                  -----------
                                                        2,453
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.7%
Research in Motion*                    16,300           1,736
                                                  -----------
                                                        1,736
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.5%
Entrust Technologies*                  13,900           1,183
                                                  -----------
                                                        1,183
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.0%
Brocade Communications Systems*        14,000           2,510
                                                  -----------
                                                        2,510
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES  -- 3.1%
EMC*                                   31,700           3,963
Veritas Software*                      30,400           3,982
                                                  -----------
                                                        7,945
--------------------------------------------------------------------------------
COMPUTERS-MICRO -- 1.5%
Sun Microsystems*                      40,100           3,757
                                                  -----------
                                                        3,757
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTOR-- 13.2%
Applied Materials*                     50,400           4,750
Broadcom*                              33,500           8,136
Fairchild Semiconductor
   International, Cl A*                38,400           1,402
Intel                                  18,100           2,388
Kla-Tencor*                            31,800           2,679
Novellus Systems*                      32,200           1,807
SDL*                                   12,600           2,682
Texas Instruments                      33,400           5,344
Xilinx*                                56,900           4,712
                                                  -----------
                                                       33,900
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE SERVICES -- 1.4%
BEA Systems*                           32,400           2,377
Microstrategy*                         14,200           1,236
                                                  -----------
                                                        3,613
--------------------------------------------------------------------------------
FIBER OPTICS -- 6.0%
Corning                                21,400           4,152
E-Tek Dynamics*                         7,400           1,741
JDS Uniphase*                          47,400           5,715
Sycamore Networks*                     30,100           3,883
                                                  -----------
                                                       15,491
--------------------------------------------------------------------------------

                                Shares/Face            Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT -- 3.9%
Infospace*                             47,600   $       6,923
Network Solutions*                     20,000           3,074
                                                  -----------
                                                        9,997
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 2.9%
Ariba*                                 15,600           3,270
Exodus Communications*                 22,000           3,091
Tibco Software*                        13,900           1,133
                                                  -----------
                                                        7,494
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 7.8%
Cisco Systems*                         92,900           7,182
Foundry Networks*                      36,200           5,204
Juniper Networks*                      23,100           6,088
Network Appliance*                     20,200           1,672
                                                  -----------
                                                       20,146
--------------------------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 1.5%
Lexmark International Group*           37,300           3,944
                                                  -----------
                                                        3,944
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 6.9%
Comverse Technology*                   14,300           2,703
Nokia ADR, Cl A                        19,800           4,301
Nortel Networks^                       57,500           7,245
Qualcomm*                              23,800           3,554
                                                  -----------
                                                       17,803
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.2%
Motorola                               22,800           3,246
Nextel Partners, Cl A*                 82,300           2,387
                                                  -----------
                                                        5,633
                                                  -----------
TOTAL TECHNOLOGY (COST $77,523)                       149,796
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 1.7%
INDEPENDENT POWER PRODUCER -- 1.7%
Calpine*                               46,100           4,333
                                                  -----------
                                                        4,333
                                                  -----------
TOTAL UTILITIES (COST $2,748)                           4,333
                                                  -----------
TOTAL COMMON STOCK (COST $140,767)                    237,456
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.8%
J.P. Morgan
     6.10%, dated 03/31/00, matures 04/03/00,
     repurchase price $14,820,167 (collateralized
     by U.S. Government Agency Instruments:
     total market value $15,112,437) (A) $14,812       14,812
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $14,812)              14,812
                                                  -----------
TOTAL INVESTMENTS-- 98.2% (COST $155,579)             252,268
                                                  -----------
--------------------------------------------------------------------------------

48
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP GROWTH FUND
                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.8%

TOTAL OTHER ASSETS AND LIABILITIES, NET            $    4,697
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
    shares -- $0.001 par value) based on 6,697,027
    outstanding shares of common stock                138,533
Accumulated net realized gain on investments           21,743
Net unrealized appreciation on investments             96,689
                                                  -----------
TOTAL NET ASSETS-- 100.0%                            $256,965
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $38.37
                                                  -----------
                                                  -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
^ The fund held Canadian securities as of March 31, 2000. The total market value of investments is $11,161,995 and represented 4.3% of the fund.

The accompanying notes are an integral part of the financial statements.

49
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG SELECT EQUITY FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 105.0%
CONSUMER CYCLICAL -- 5.8%
AUDIO/VIDEO PRODUCTS -- 5.8%
Gemstar International*              1,145,300    $     98,496
                                                  -----------
                                                       98,496
                                                  -----------
TOTAL CONSUMER (COST $77,573)                          98,496
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 0.1%
MEDICAL PRODUCTS -- 0.1%
Luminex*                               34,600             748
                                                  -----------
                                                          748
                                                  -----------
TOTAL HEALTH CARE (COST $599)                             748
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 99.1%
APPLICATIONS SOFTWARE -- 12.7%
Intertrust Technologies*              510,900          21,713
Microsoft*                            692,600          73,589
Quest Software*                       501,200          56,510
Siebel Systems*                       531,000          63,421
                                                  -----------
                                                      215,233
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 2.8%
Research in Motion*                   444,473          47,336
                                                  -----------
                                                       47,336
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.4%
Verisign*                             162,300          24,264
                                                  -----------
                                                       24,264
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 8.7%
Brocade Communications Systems*       440,000          78,898
Redback Networks*                     225,900          67,756
                                                  -----------
                                                      146,654
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 4.0%
Veritas Software*                     516,625          67,678
                                                  -----------
                                                       67,678
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 10.5%
Broadcom*                             399,500          97,029
SDL*                                  378,800          80,637
                                                  -----------
                                                      177,666
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 5.3%
I2 Technologies*                      339,000          41,400
Microstrategy*                        551,900          48,050
                                                  -----------
                                                       89,450
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FIBER OPTICS -- 10.0%
E-Tek Dynamics*                       142,300    $     33,476
Harmonic*                             299,800          24,958
JDS Uniphase*                         556,300          67,069
MRV Communications*                   472,000          43,247
                                                  -----------
                                                      168,750
--------------------------------------------------------------------------------
INTERNET CONTENT -- 11.9%
Doubleclick*                          425,600          39,847
Infospace*                            559,400          81,358
Network Solutions*                    306,400          47,095
Rare Medium Group*                    752,200          33,191
                                                  -----------
                                                      201,491
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 20.1%
America Online*                     1,115,000          74,984
Ariba*                                269,400          56,473
Art Technology*                       840,800          55,230
E.Piphany*                            239,500          31,988
Exodus Communications*                563,200          79,130
Valueclick*                            46,000             963
Vignette*                             257,800          41,312
                                                  -----------
                                                      340,080
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 9.3%
Cisco Systems*                        967,500          74,800
Juniper Networks*                     315,600          83,180
                                                  -----------
                                                      157,980
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.4%
Audiocodes Limited*                   403,600          40,511
                                                  -----------
                                                       40,511
                                                  -----------
TOTAL TECHNOLOGY (COST $1,345,381)                  1,677,093
                                                  -----------
TOTAL COMMON STOCK (COST $1,423,553)                1,776,337
                                                  -----------
TOTAL INVESTMENTS-- 105.0% (COST $1,423,553)        1,776,337
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.0)%
Bank Overdraft                                        (54,180)
Line of Credit Borrowing                              (32,500)
Other Assets and Liabilities, Net                       1,641
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (85,039)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
     shares -- $0.001 par value)based on 21,736,955
     outstanding shares of common stock             1,298,649
Accumulated net realized gain on investments            9,865
Net unrealized appreciation on investments            352,784
                                                  -----------
TOTAL NET ASSETS-- 100.0%                          $1,691,298
                                                  -----------
                                                  -----------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $77.81
                                                  -----------
                                                  -----------
* Non-income producing security

The accompanying notes are an integral part of the financial statements.

50
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG CORE GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 104.9%
CONSUMER CYCLICAL -- 8.2%
AUDIO/VIDEO PRODUCTS -- 2.2%
Gemstar International*                 24,500     $     2,107
Polycom*                               19,800           1,568
                                                  -----------
                                                        3,675
--------------------------------------------------------------------------------
RESORTS/THEME PARKS -- 0.6%
Premier Parks*                         45,700             960
                                                  -----------
                                                          960
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.1%
Tandy                                  34,400           1,746
                                                  -----------
                                                        1,746
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 3.4%
Tiffany & Company                      32,200           2,693
Zale*                                  64,200           3,029
                                                  -----------
                                                        5,722
--------------------------------------------------------------------------------
TELEVISION -- 0.9%
Univision Communication*               12,700           1,435
                                                  -----------
                                                        1,435
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $12,189)                 13,538
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 5.3%
OIL FIELD MACHINERY & EQUIPMENT -- 2.1%
Cooper Cameron*                        52,700           3,524
                                                  -----------
                                                        3,524
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 3.2%
Ensco International                    91,400           3,302
Santa Fe International                 53,100           1,965
                                                  -----------
                                                        5,267

TOTAL ENERGY (COST $6,330)                              8,791
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 2.1%
SUPER-REGIONAL BANKS-US -- 2.1%
Bank One                              100,500           3,455
                                                  -----------
                                                        3,455
                                                  -----------
TOTAL FINANCIALS (COST $3,181)                          3,455
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 10.7%
DIAGNOSTIC EQUIPMENT -- 1.1%
Cytyc*                                 41,700           2,012
                                                  -----------
                                                        2,012
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 2.1%
Allscripts*                            56,700           3,409
                                                  -----------
                                                        3,409
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.6%
Incyte Pharmaceuticals*                30,300           2,649
                                                  -----------
                                                        2,649
--------------------------------------------------------------------------------


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 5.9%
Celgene*                               20,200   $       2,011
Medicis Pharmaceutical, Cl A*          43,900           1,756
Medimmune*                             16,700           2,908
Teva Pharmaceutical ADR                82,100           3,064
                                                  -----------
                                                        9,739
                                                  -----------
TOTAL HEALTH CARE (COST $15,283)                       17,809
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.7%
CAPACITORS -- 1.1%
Kemet*                                 27,700           1,752
                                                  -----------
                                                        1,752
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.2%
Viasystems Group*                      24,600             381
                                                  -----------
                                                          381
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.0%
Celestica*                             22,800           1,210
Flextronics International*             30,600           2,155
                                                  -----------
                                                        3,365
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 2.3%
Credence Systems*                      17,500           2,190
Veeco Instruments*                     21,400           1,583
                                                  -----------
                                                        3,773
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 3.1%
Mettler-Toledo International*          90,500           3,705
Microchip Technology*                  22,400           1,473
                                                  -----------
                                                        5,178
                                                  -----------
TOTAL INDUSTRIAL (COST $12,110)                        14,449
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 5.5%
ADVERTISING AGENCIES -- 1.1%
Omnicom Group                          19,700           1,841
                                                  -----------
                                                        1,841
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 1.4%
Getty Images*                          65,700           2,361
                                                  -----------
                                                        2,361
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.9%
Convergys*                             83,000           3,206
                                                  -----------
                                                        3,206
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.1%
Marchfirst*                            49,385           1,762
                                                  -----------
                                                        1,762
                                                  -----------
TOTAL SERVICES (COST $8,762)                            9,170
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 64.4%
APPLICATIONS SOFTWARE -- 3.3%
Citrix Systems*                        22,300           1,477
New Era of Networks*                   24,600             966
Peregrine Systems*                     24,500           1,643
Quest Software*                        11,900           1,342
                                                  -----------
                                                        5,428
--------------------------------------------------------------------------------

51
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

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG CORE GROWTH FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.5%
Checkpoint Software*                    4,400  $          753
Verisign*                              11,200           1,674
                                                  -----------
                                                        2,427
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 4.5%
Brocade Communications Systems*        16,400           2,941
Redback Networks*                      14,900           4,469
                                                  -----------
                                                        7,410
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.8%
Sandisk*                               22,500           2,756
Veritas Software*                      13,925           1,824
                                                  -----------
                                                        4,580
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 1.1%
Smartforce ADR*                        41,200           1,890
                                                  -----------
                                                        1,890
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 12.6%
Amkor Technology*                      15,800             838
Atmel*                                 38,000           1,962
ATMI*                                  33,800           1,614
Cypress Semiconductor*                 47,900           2,362
Globespan*                             37,600           3,833
LSI Logic*                             43,000           3,123
Qlogic*                                14,000           1,897
Triquint Semiconductor*                35,100           2,580
Xilinx*                                33,800           2,799
                                                  -----------
                                                       21,008
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 2.2%
BEA Systems*                           21,500           1,577
Microstrategy*                         24,000           2,089
                                                  -----------
                                                        3,666
--------------------------------------------------------------------------------
FIBER OPTICS -- 5.9%
Ciena*                                 17,500           2,207
JDS Uniphase*                          14,000           1,688
MRV Communications*                    36,300           3,326
Sycamore Networks*                     19,400           2,503
                                                  -----------
                                                        9,724
--------------------------------------------------------------------------------
INTERNET CONTENT -- 6.7%
China.com, Cl A*                       17,100           1,385
Infospace*                             22,800           3,316
Network Solutions*                     25,300           3,889
Rare Medium Group*                     59,200           2,612
                                                  -----------
                                                       11,202
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 11.9%
Active Software*                       11,900             757
Akamai Technologies*                    3,900             627
Ariba*                                 16,100           3,375
Art Technology*                        58,000           3,810
Clarent*                               27,700           2,498
Commerce One*                           9,900           1,478
--------------------------------------------------------------------------------

                                Shares/Face            Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 11.9% -- CONTINUED
Exodus Communications*                 24,100  $        3,386
Interwoven*                             9,200           1,010
U.S. Internetworking*                  25,050             971
Valueclick*                             4,800             100
Vignette*                              11,400           1,827
                                                  -----------
                                                       19,839
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.4%
Micromuse*                             16,200           2,249
                                                  -----------
                                                        2,249
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.3%
Emulex*                                13,700           1,495
Extreme Networks*                      28,500           2,252
Foundry Networks*                      15,800           2,271
Juniper Networks*                      10,500           2,767
                                                  -----------
                                                        8,785
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.5%
Broadbase Software*                   11,400              909
                                                  -----------
                                                          909
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.0%
Advanced Fibre*                        29,000           1,818
Ditech Communications*                 21,900           2,323
Natural Microsystems*                  10,100             866
                                                  -----------
                                                        5,007
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.7%
Netro*                                 27,000           1,755
Powerwave Technologies*                 8,800           1,100
                                                  -----------
                                                        2,855
                                                  -----------
TOTAL TECHNOLOGY (COST $75,990)                       106,979
                                                  -----------

TOTAL COMMON STOCK (COST $133,845)                    174,191
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.0%
Morgan Stanley
     5.75%, dated 03/31/00, matures 04/03/00,
     repurchase price $90,074 (collateralized
     by U.S. Government Agency Instruments:
     total market value $91,831) (A)      $90              90
                                                  -----------

TOTAL REPURCHASE AGREEMENT (COST $90)                      90
                                                  -----------

TOTAL INVESTMENTS-- 104.9% (COST $133,935)            174,281
                                                  -----------

Percentages are based on Net Assets of $166,098,930.
* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.
52
[LOGO OMITTED]

THE PBHG FUNDS, INC.
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LIMITED FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.8%
BASIC MATERIALS -- 1.1%
ADVANCED MATERIALS/PRODUCTS -- 1.1%
Surmodics*                             64,700   $       1,779
                                                  -----------
                                                        1,779
                                                  -----------
TOTAL BASIC MATERIALS (COST $1,028)                     1,779
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 8.7%
AUDIO/VIDEO PRODUCTS -- 2.8%
Polycom*                               55,500           4,395
                                                  -----------
                                                        4,395
--------------------------------------------------------------------------------
RADIO -- 0.4%
Citadel Communications*                13,300             561
                                                  -----------
                                                          561
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.2%
Charlotte Russe Holding*              108,800           1,863
                                                  -----------
                                                        1,863
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.8%
Tweeter Home Entertainment Group*      62,300           2,757
                                                  -----------
                                                        2,757
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.5%
Buca*                                 141,200           1,818
Rare Hospitality International*       107,000           2,080
                                                  -----------
                                                        3,898
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $8,221)                  13,474
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.6%
FOOD-RETAIL -- 0.6%
Wild Oates Markets*                    43,750             897
                                                  -----------
                                                          897
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $765)                   897
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.8%
HEALTH CARE COST CONTAINMENT -- 1.6%
Hooper Holmes                          74,200           2,546
                                                  -----------
                                                        2,546
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 2.8%
Allscripts*                            72,000           4,329
                                                  -----------
                                                        4,329
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.5%
Zoll Medical Group*                    16,400             840
                                                  -----------
                                                          840
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.7%
Cima Labs*                             96,200   $       1,653
Medicis Pharmaceutical, Cl A*          51,425           2,057
Pharmacopeia*                          71,500           3,504
                                                  -----------
                                                        7,214
--------------------------------------------------------------------------------
PATIENT MONITORING EQUIPMENT -- 0.3%
Aspect Medical Systems*                11,800             423
                                                  -----------
                                                          423
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.6%
Accredo Health*                        74,250           2,460
                                                  -----------
                                                        2,460
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 2.3%
Resmed*                                50,600           3,612
                                                  -----------
                                                        3,612
                                                  -----------
TOTAL HEALTH CARE (COST $9,856)                        21,424
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.9%
ELECTRONIC MEASUREMENT INSTRUMENTS-- 2.3%
Cohu                                   52,100           2,171
Molecular Devices*                     18,000           1,382
                                                  -----------
                                                        3,553
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 4.6%
Applied Science & Technology*          26,400             799
Asyst Technologies*                    56,300           3,293
Gasonics International*                78,000           3,093
                                                  -----------
                                                        7,185
                                                  -----------
TOTAL INDUSTRIAL (COST $5,535)                         10,738
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 13.6%
COMMERCIAL SERVICES -- 0.5%
Jupiter Communications*                34,900             803
                                                  -----------
                                                          803
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 6.1%
Factset Research Systems               68,900           1,865
Netegrity*                             26,500           1,815
PSW Technologies*                     106,900           4,249
QRS*                                   21,100           1,588
                                                  -----------
                                                        9,517
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 5.4%
Diamond Technology Partners*           52,650           3,462
Forrester Research*                    89,100           4,833
                                                  -----------
                                                        8,295
--------------------------------------------------------------------------------

53
[LOGO OMITTED]

THE PBHG FUNDS, INC.
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LIMITED FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.6%
Hall Kinion & Associates*             105,000   $       2,527
                                                  -----------
                                                        2,527
                                                  -----------
TOTAL SERVICES (COST $10,988)                          21,142
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 48.1%
APPLICATIONS SOFTWARE -- 3.7%
Actuate*                               80,000           4,305
Symix Systems*                         70,600           1,412
                                                  -----------
                                                        5,717
--------------------------------------------------------------------------------
CIRCUITS -- 1.7%
Pericom Semiconductors*                71,700           2,559
                                                  -----------
                                                        2,559
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.1%
Apropos Technology*                     5,500             204
                                                  -----------
                                                          204
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.9%
Netsolve*                              44,600           1,438
                                                  -----------
                                                        1,438
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.6%
M-Systems Flash Disk Pioneers*         16,100             853
                                                  -----------
                                                          853
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
In Focus Systems*                     100,500           3,599
                                                  -----------
                                                        3,599
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.9%
Advent Software*                       97,300           4,464
                                                  -----------
                                                        4,464
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 8.4%
Electroglas*                           61,800           2,117
Parlex*                                46,200           1,409
TranSwitch*                            45,525           4,376
Varian Semiconductor Equipment*        80,900           5,147
                                                  -----------
                                                       13,049
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 6.3%
Business Objects ADR*                  46,000           4,577
Informatica*                           39,100           3,003
TSI International Software Limited*    27,300           2,268
                                                  -----------
                                                        9,848
--------------------------------------------------------------------------------
FIBER OPTICS -- 1.6%
MRV Communications*                    26,700           2,446
                                                  -----------
                                                        2,446
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.7%
Rare Medium Group*                     60,300           2,661
                                                  -----------
                                                        2,661
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 1.1%
Appnet*                                35,700   $       1,678
                                                  -----------
                                                        1,678
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.5%
Micromuse*                             39,200           5,441
                                                  -----------
                                                        5,441
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.6%
Broadbase Software*                    12,200             973
Cysive*                                22,000           1,507
                                                  -----------
                                                        2,480
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 9.8%
Anaren Microwave*                      31,700           3,039
Davox*                                 25,900             693
Ditech Communications*                 35,100           3,723
Natural Microsystems*                  64,500           5,531
Tut Systems*                           36,800           2,192
                                                  -----------
                                                       15,178
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.9%
Latitude Communication*                95,200           2,499
RMH Teleservices*                      45,300             442
                                                  -----------
                                                        2,941

TOTAL TECHNOLOGY (COST $31,905)                        74,556
                                                  -----------

TOTAL COMMON STOCK (COST $68,298)                     144,010
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.5%
J.P. Morgan
     6.10%, dated 03/31/00, matures 04/03/00,
     repurchase price $21,000,049 (collateralized
     by U.S. Government Agency Instruments:
     total market value $21,409,959) (A) $20,989       20,989
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $20,989)              20,989
                                                  -----------
TOTAL INVESTMENTS-- 106.3% (COST $89,287)             164,999
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (6.3)%
Payable for Investment Securities Purchased           (12,296)
Other Assets and Liabilities, Net                       2,427
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (9,869)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 6,712,547 outstanding shares
   of common stock                                     57,696
Accumulated net investment loss                            (3)
Accumulated net realized gain on investments           21,725
Net unrealized appreciation on investments             75,712
                                                  -----------
TOTAL NET ASSETS-- 100.0%                            $155,130
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $23.11
                                                  -----------
                                                  -----------
* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.


54
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP 20 FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.0%
CONSUMER CYCLICAL -- 5.2%
AUDIO/VIDEO PRODUCTS -- 5.2%
Gemstar International*                654,300    $     56,270
                                                  -----------
                                                       56,270
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $19,217)                 56,270
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 3.6%
DIVERSIFIED FINANCIAL SERVICES -- 3.6%
Citigroup                             651,600          38,648
                                                  -----------
                                                       38,648
                                                  -----------
TOTAL FINANCIAL (COST $37,386)                         38,648
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.4%
MEDICAL INSTRUMENTS -- 3.0%
Guidant*                              554,700          32,623
                                                  -----------
                                                       32,623
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.4%
Genentech*                            241,000          36,632
                                                  -----------
                                                       36,632
                                                  -----------
TOTAL HEALTH CARE (COST $54,660)                       69,255
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.3%
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 4.6%
Flextronics International*            700,300          49,327
                                                  -----------
                                                       49,327
--------------------------------------------------------------------------------
ELECTRONIC MEASUREMENT INSTRUMENTS-- 3.7%
Agilent Technologies*                 385,200          40,061
                                                  -----------
                                                       40,061
                                                  -----------
TOTAL INDUSTRIAL (COST $56,063)                        89,388
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 68.5%
APPLICATIONS SOFTWARE -- 3.4%
Siebel Systems*                       306,300          36,584
                                                  -----------
                                                       36,584
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 8.3%
EMC*                                  370,600          46,325
Veritas Software*                     331,800          43,466
                                                  -----------
                                                       89,791
--------------------------------------------------------------------------------
COMPUTERS-MICRO -- 4.1%
Sun Microsystems*                     479,600          44,940
                                                  -----------
                                                       44,940
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 16.9%
Applied Materials*                    509,100          47,983
Broadcom*                             336,700          81,776
Texas Instruments                     332,000          53,120
                                                  -----------
                                                      182,879
--------------------------------------------------------------------------------



                                    Shares/Face     Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------
FIBER OPTICS -- 8.2%
JDS Uniphase*                         740,600    $     89,289
                                                  -----------
                                                       89,289
--------------------------------------------------------------------------------
INTERNET CONTENT -- 2.3%
Network Solutions*                    161,800          24,869
                                                  -----------
                                                       24,869
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 13.7%
Cisco Systems*                        910,100          70,362
Foundry Networks*                     307,700          44,232
Juniper Networks*                     128,900          33,973
                                                  -----------
                                                      148,567
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 11.6%
Nokia ADR, Cl A                       215,100          46,730
Nortel Networks^                      629,190          79,278
                                                  -----------
                                                      126,008
                                                  -----------
TOTAL TECHNOLOGY (COST $389,594)                      742,927
                                                  -----------
TOTAL COMMON STOCK (COST $556,920)                    996,488
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.8%
Morgan Stanley
     6.10%, dated 03/31/00, matures 04/03/00,
     repurchase price $8,641,889 (collateralized
     by U.S. Government Agency Instruments:
     total market value $8,822,864) (A)   $  8,637      8,637
J.P. Morgan
     6.10%, dated 03/31/00, matures 04/03/00,
        repurchase price $54,645,935 (collateralized
        by U.S. Government Agency Instruments:
        total market value $55,710,949) (A) 54,618     54,618
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $63,255)             63,255
                                                  -----------
TOTAL INVESTMENTS-- 97.8% (COST $620,175)           1,059,743
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.2%
TOTAL OTHER ASSETS AND LIABILITIES, NET                23,717
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 24,437,315 outstanding shares
   of common stock                                    554,374
Undistributed net investment loss                          (4)
Accumulated net realized gain on investments           89,522
Net unrealized appreciation on investments            439,568
                                                  -----------
TOTAL NET ASSETS-- 100.0%                          $1,083,460
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $44.34
                                                  -----------
                                                  -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
^ The fund held Canadian securities as of March 31, 2000. The total market value of investments is $79,277,940 and represented 7.3% of the fund.

The accompanying notes are an integral part of the financial statements.

55
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
THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG NEW OPPORTUNITIES FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 112.6%
CONSUMER CYCLICAL -- 6.2%
AUDIO/VIDEO PRODUCTS -- 6.2%
Gemstar International*                255,200    $     21,947
                                                  -----------
                                                       21,947
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $14,069)                 21,947
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 2.4%
BLOOD COLLECTION BANKING -- 0.1%
Cryo-Cell International*               39,180             316
                                                  -----------
                                                          316
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 2.3%
Allscripts*                           135,900           8,171
                                                  -----------
                                                        8,171
                                                  -----------
TOTAL HEALTH CARE (COST $8,040)                         8,487
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.1%
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.1%
EPCOS Ag ADR*                          30,800           4,035
                                                  -----------
                                                        4,035
                                                  -----------
TOTAL INDUSTRIAL (COST $4,687)                          4,035
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 3.2%
COMPUTER SERVICES -- 3.2%
Mcafee.com*                           221,100          11,428
                                                  -----------
                                                       11,428
                                                  -----------
TOTAL SERVICES (COST $11,671)                          11,428
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 99.7%
APPLICATIONS SOFTWARE -- 10.0%
Intertrust Technologies*              220,700           9,380
Quest Software*                        91,900          10,362
Siebel Systems*                       132,200          15,789
                                                  -----------
                                                       35,531
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 2.8%
Research in Motion*                    94,100          10,022
                                                  -----------
                                                       10,022
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.0%
Verisign*                              23,200           3,468
                                                  -----------
                                                        3,468
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 9.6%
Brocade Communications Systems*       118,600          21,267
Redback Networks*                      42,900          12,867
                                                  -----------
                                                       34,134
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 5.1%
Optika Imaging Systems+               647,000     $    18,116
                                                  -----------
                                                       18,116
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 15.8%
Broadcom*                              95,400          23,170
Globespan*                             70,700           7,207
Quantum Effect Devices*                83,000           6,609
SDL*                                   90,700          19,308
                                                  -----------
                                                       56,294
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 4.8%
I2 Technologies*                       61,600           7,523
Microstrategy*                        107,700           9,377
                                                  -----------
                                                       16,900
--------------------------------------------------------------------------------
FIBER OPTICS -- 10.4%
Avanex*                                30,300           4,598
E-Tek Dynamics*                        18,000           4,234
JDS Uniphase*                         129,600          15,625
MRV Communications*                   137,700          12,617
                                                  -----------
                                                       37,074
--------------------------------------------------------------------------------
INTERNET CONTENT -- 10.7%
Infospace.com*                        111,400          16,202
Network Solutions*                     72,800          11,189
Rare Medium Group*                    240,700          10,621
                                                  -----------
                                                       38,012
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 16.8%
Ariba*                                 54,800          11,487
Art Technology*                       123,000           8,080
E.Piphany*                             52,000           6,945
Exodus Communications*                125,300          17,605
Loudeye Technologies*                 106,000           3,697
Valueclick*                            10,200             213
Vignette*                              72,900          11,682
                                                  -----------
                                                       59,709
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.9%
Universal Access*                     205,155           6,873
                                                  -----------
                                                        6,873
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.3%
Juniper Networks*                      71,400          18,818
                                                  -----------
                                                       18,818
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.0%
Audiocodes Limited*                    96,100           9,646
Ditech Communications*                 76,800           8,146
                                                  -----------
                                                       17,792
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
Telocity*                             150,900           1,867
                                                  -----------
                                                        1,867

TOTAL TECHNOLOGY (COST $232,427)                      354,610
                                                  -----------
TOTAL COMMON STOCK (COST $270,894)                    400,507
                                                  -----------
--------------------------------------------------------------------------------

56
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
THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG NEW OPPORTUNITIES FUND
                                      Face             Market
Description                      Amount (00)         Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
J.P. Morgan
     6.10%, dated 03/31/00, matures 04/03/00,
     repurchase price $135,880 (collateralized
     by U.S. Government Agency Instruments:
     total market value $138,528) (A)    $136  $          136
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $136)                    136
                                                  -----------
TOTAL INVESTMENTS-- 112.7% (COST $271,030)            400,643
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (12.7%)
Bank Overdraft                                        (18,000)
Line of Credit Borrowing                              (27,400)
Other Assets and Liabilities, Net                         357
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (45,043)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 3,621,719 outstanding shares
   of common stock                                    185,627
Accumulated net realized gain on investments           40,376
Net unrealized appreciation on investments            129,597
                                                  -----------
TOTAL NET ASSETS-- 100.0%                            $355,600
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $98.19
                                                  -----------
                                                  -----------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
+ Considered an affiliated company as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies as of March 31, 2000 was $18,116,000.

The accompanying notes are an integral part of the financial statements.

57
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%
BASIC MATERIALS -- 2.6%
CHEMICALS-DIVERSIFIED -- 0.8%
Dupont E.I. De Nemours                  5,400   $         285
                                                  -----------
                                                          285
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.0%
Praxair                                 7,800             325
                                                  -----------
                                                          325
--------------------------------------------------------------------------------
METAL-ALUMINUM -- 0.8%
Alcoa                                   4,100             288
                                                  -----------
                                                          288
                                                  -----------
TOTAL BASIC MATERIALS (COST $865)                         898
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 4.4%
AUTO-CARS/LIGHT TRUCKS -- 0.9%
Ford Motor Company                      6,100             280
                                                  -----------
                                                          280
--------------------------------------------------------------------------------
CABLE TV -- 2.1%
Comcast, Cl A*                         16,100             698
                                                  -----------
                                                          698
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.9%
McGraw Hill                             6,700             305
                                                  -----------
                                                          305
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.5%
Intimate Brands                         3,800             156
                                                  -----------
                                                          156
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $1,355)                   1,439
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 13.4%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.9%
Fortune Brands                         12,100             302
                                                  -----------
                                                          302
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 3.8%
Avon Products                          11,200             325
Procter & Gamble                       16,200             911
                                                  -----------
                                                        1,236
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 6.1%
Conagra                                17,800             323
General Mills                           9,400             340
Heinz (H J)                            19,700             687
Kellogg                                13,100             336
Ralston-Purina Group                   11,700             320
                                                  -----------
                                                        2,006
--------------------------------------------------------------------------------
FOOD-RETAIL -- 0.7%
Kroger*                                13,300             234
                                                  -----------
                                                          234
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TOBACCO -- 1.9%
UST                                    39,400   $         616
                                                  -----------
                                                          616
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $4,244)               4,394
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 9.1%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 3.6%
EOG Resources                           6,000             127
Kerr Mcgee                             11,200             647
Santa Fe Snyder*                       42,300             407
                                                  -----------
                                                        1,181
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 4.3%
Conoco, Cl A                           13,900             342
Exxon Mobil                             8,300             646
Royal Dutch Petroleum                   7,600             437
                                                  -----------
                                                        1,425
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 0.7%
Santa Fe International                  5,800             215
                                                  -----------
                                                          215
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.5%
Tidewater                               5,300             169
                                                  -----------
                                                          169
                                                  -----------
TOTAL ENERGY (COST $2,725)                              2,990
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 15.7%
COMMERCIAL BANKS-SOUTHERN US -- 1.0%
Hibernia, Cl A                         31,100             327
                                                  -----------
                                                          327
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.4%
Citigroup                              18,600           1,103
                                                  -----------
                                                        1,103
--------------------------------------------------------------------------------
FINANCE-CREDIT CARDS -- 0.6%
Providian Financial                     2,300             199
                                                  -----------
                                                          199
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.4%
Bear Stearns                            7,000             319
Merrill Lynch                           1,500             157
                                                  -----------
                                                          476
--------------------------------------------------------------------------------
FINANCE-MORTAGE LOAN/BANKER -- 3.2%
Federal National Mortgage              10,400             587
Federal Home Loan Mortgage             10,400             460
                                                  -----------
                                                        1,047
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 1.0%
MGIC Investment                         7,600             332
                                                  -----------
                                                          332
--------------------------------------------------------------------------------

58
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.0%
John Nuveen, Cl A                       8,600   $         329
                                                  -----------
                                                          329
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 0.9%
J.P. Morgan                             2,300             303
                                                  -----------
                                                          303
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.5%
Washington Mutual                       5,700             151
                                                  -----------
                                                          151
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 2.7%
Mellon Financial                        8,900             263
Wells Fargo                            15,200             622
                                                  -----------
                                                          885
                                                  -----------
TOTAL FINANCIAL (COST $4,839)                           5,152
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.8%
DISPOSABLE MEDICAL PRODUCTS -- 0.8%
Bard (C.R.)                             7,200             279
                                                  -----------
                                                          279
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.5%
Johnson & Johnson                       6,800             476
                                                  -----------
                                                          476
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 6.2%
American Home Products                 11,200             601
Merck                                   2,600             162
Warner Lambert                         13,200           1,287
                                                  -----------
                                                        2,050
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.4%
Pacificare Health Systems*              6,800             339
United Healthcare                       7,800             465
Wellpoint Health Networks*              4,600             321
                                                  -----------
                                                        1,125
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTOR-- 0.9%
Cardinal Health                         6,500             298
                                                  -----------
                                                          298
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 1.0%
Bausch & Lomb                           6,000             313
                                                  -----------
                                                          313
                                                  -----------
TOTAL HEALTH CARE (COST $4,261)                         4,541
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.1%
AEROSPACE/DEFENSE -- 1.4%
Boeing                                  7,600             288
Northrop                                3,000             159
                                                  -----------
                                                          447
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 2.0%
General Dynamics                        6,700    $        333
Goodrich (B.F.)                        11,600             333
                                                  -----------
                                                          666
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 2.5%
Cooper Industries                       9,500             333
Honeywell International                 9,100             479
                                                  -----------
                                                          812
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.1%
Emerson Electric                        7,000             370
                                                  -----------
                                                          370
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.2%
Rockwell International                  9,600             401
                                                  -----------
                                                          401
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.9%
Parker Hannifin                         7,600             314
                                                  -----------
                                                          314
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 1.0%
Ingersoll Rand                          7,300             323
                                                  -----------
                                                          323
                                                  -----------
TOTAL INDUSTRIAL (COST $3,083)                          3,333
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 13.6%
COMPUTER SERVICES -- 6.6%
Ceridian*                              24,900             478
Computer Sciences*                      5,500             435
Electronic Data Systems                12,800             822
Unisys*                                16,900             431
                                                  -----------
                                                        2,166
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 6.2%
AT&T                                   10,600             596
GTE                                    13,500             959
SBC Communications                     11,700             491
                                                  -----------
                                                        2,046
--------------------------------------------------------------------------------
TELEPHONE-LOCAL -- 0.8%
BellSouth                               5,700             268
                                                  -----------
                                                          268
                                                  -----------
TOTAL SERVICES (COST $4,413)                            4,480
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.6%
COMPUTERS-MICRO -- 2.8%
IBM                                     7,900             932
                                                  -----------
                                                          932
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.2%
First Data                             16,500             730
                                                  -----------
                                                          730
--------------------------------------------------------------------------------

59
[LOGO OMITTED]

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG LARGE CAP VALUE FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.7%
Computer Associates International      12,400   $         734
Compuware*                             23,000             485
                                                  -----------
                                                        1,219
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.7%
Pitney Bowes                           12,700             568
                                                  -----------
                                                          568
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.2%
Lucent Technologies                     7,000             425
Tellabs*                                9,800             617
                                                  -----------
                                                        1,042
                                                  -----------
TOTAL TECHNOLOGY (COST $4,426)                          4,491
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
ELECTRIC-INTEGRATED -- 0.5%
PECO Energy                             4,300             159
                                                  -----------
                                                          159
                                                  -----------
TOTAL UTILITIES (COST $168)                               159
                                                  -----------
TOTAL COMMON STOCK (COST $30,379)                      31,877
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.9%
JP Morgan
   6.10%, dated 03/31/00, matures
   04/03/00, repurchase price $1,612,809
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $1,644,230) (A)                     $1,612           1,612
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $1,612)                1,612
                                                  -----------
TOTAL INVESTMENTS-- 101.7%  (COST $31,991)            $33,489
                                                  -----------
                                                  -----------

Percentages are based on Net Assets of $32,922,297.
* Non-income producing security
(A) -- Tri-party repurchase agreement
Cl -- Class

The accompanying notes are an integral part of the financial statements.

60
[LOGO OMITTED]

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG MID-CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.7%
BASIC MATERIALS -- 2.6%
CHEMICALS-SPECIALTY -- 2.3%
CK Witco                               43,700    $        445
Cytec Industries*                      30,300             928
                                                  -----------
                                                        1,373
--------------------------------------------------------------------------------
FERTILIZERS -- 0.3%
IMC Global                             14,300             210
                                                  -----------
                                                          210
                                                  -----------
TOTAL BASIC MATERIALS (COST $1,378)                     1,583
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 10.3%
APPAREL MANUFACTURERS -- 0.1%
Tommy Hilfiger*                         3,700              54
                                                  -----------
                                                           54
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
Delphi Automotive Systems              33,100             530
                                                  -----------
                                                          530
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 2.7%
Unitedglobalcom, Cl A*                 21,800           1,636
                                                  -----------
                                                        1,636
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.7%
Harrah's Entertainment*                24,100             447
                                                  -----------
                                                          447
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.7%
Tech Data*                             13,200             434
                                                  -----------
                                                          434
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 1.7%
Starwood Hotels & Resorts              40,100           1,053
                                                  -----------
                                                        1,053
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.9%
Scripps (E.W.), Cl A                   24,000           1,164
                                                  -----------
                                                        1,164
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.7%
Tribune Company                        10,900             399
                                                  -----------
                                                          399
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.9%
Wendys International                   26,900             543
                                                  -----------
                                                          543
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $6,093)                   6,260
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 5.3%
BEVERAGES-WINE/SPIRITS -- 0.7%
Diageo PLC ADR                         14,300             431
                                                  -----------
                                                          431
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.2%
Fortune Brands                         54,400   $       1,360
                                                  -----------
                                                        1,360
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.4%
Aurora Foods*                           4,000              12
Conagra                                49,300             893
Sara Lee                               29,600             533
                                                  -----------
                                                        1,438
                                                  -----------
CONSUMER NON-CYCLICAL (COST $3,243)                     3,229
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 24.0%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 10.9%
Apache                                 16,400             816
Burlington Resources                   12,800             474
Devon Energy                           17,200             835
EOG Resources                          53,700           1,138
Forest Oil*                            62,600             665
Louis Dreyfus Natural Gas*             21,800             741
Santa Fe Snyder*                      109,900           1,058
Union Pacific Resources                30,000             435
Vastar Resources                        6,400             476
                                                  -----------
                                                        6,638
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 3.5%
Cooper Cameron*                        14,300             956
Weatherford International*             19,300           1,137
                                                  -----------
                                                        2,093
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 3.0%
Ensco International                    11,900             430
Global Marine*                         11,100             282
Nabors Industries*                     15,400             598
Noble Drilling*                        12,800             530
                                                  -----------
                                                        1,840
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 4.3%
Baker Hughes                           45,500           1,376
BJ Services*                            5,900             436
Hanover Compressor*                    14,400             819
                                                  -----------
                                                        2,631
--------------------------------------------------------------------------------
PIPELINES -- 2.3%
Columbia Energy Group                   8,200             486
Kinder Morgan                          26,300             907
                                                  -----------
                                                        1,393
                                                  -----------
TOTAL ENERGY (COST $12,489)                            14,595
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 16.1%
COMMERCIAL BANKS-EASTERN US -- 0.6%
Mercantile                             11,900             364
                                                  -----------
                                                          364
--------------------------------------------------------------------------------

61
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
THE PBHG FUNDS, INC.
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG MID-CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US  -- 1.3%
Southtrust                             31,500  $          801
                                                  -----------
                                                          801
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 3.5%
Capital One Financial                  19,800             949
Providian Financial                    13,500           1,170
                                                  -----------
                                                        2,119
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 3.1%
E*Trade Group*                         28,900             871
Paine Webber Group                     23,000           1,012
                                                  -----------
                                                        1,883
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISOR SERVICE -- 0.8%
Waddell & Reed Financial, Cl A         11,700             495
                                                  -----------
                                                          495
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.6%
Jefferson Pilot                         6,400             426
Protective Life                        36,100           1,146
                                                  -----------
                                                        1,572
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.1%
XL Capital Limited, Cl A               11,900             659
                                                  -----------
                                                          659
--------------------------------------------------------------------------------
S & L THRIFTS-CENTRAL US -- 1.4%
Charter One Financial                  39,400             827
                                                  -----------
                                                          827
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.7%
Comerica                                4,200             176
First Union                            22,400             834
                                                  -----------
                                                        1,010
                                                  -----------
TOTAL FINANCIAL (COST $8,789)                           9,730
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.9%
DISPOSABLE MEDICAL PRODUCTS -- 1.0%
Bard (C.R.)                            15,700             607
                                                  -----------
                                                          607
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 1.4%
Alza*                                  22,500             845
                                                  -----------
                                                          845
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
Aclara Biosciences*                    20,200             797
                                                  -----------
                                                          797
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
Forest Labs*                            3,400             287
Medimmune*                              2,300             400
                                                  -----------
                                                          687
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.1%
Mylan Labs                             29,000   $         798
Watson Pharmaceutical*                 11,100             441
                                                  -----------
                                                        1,239
                                                  -----------
TOTAL HEALTH CARE (COST $3,352)                         4,175
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.3%
AEROSPACE/DEFENSE -- 0.9%
Litton Industries*                     12,800             566
                                                  -----------
                                                          566
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
Orbital Sciences*                      13,700             206
                                                  -----------
                                                          206
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.0%
Eaton                                  12,800             998
ITT Industries                         19,200             596
Textron                                13,700             834
                                                  -----------
                                                        2,428
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
Vishay Intertechnology*                 9,500             529
                                                  -----------
                                                          529
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.6%
Torchmark                              14,000             324
                                                  -----------
                                                          324
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.3%
Worthington Industries                 16,500             204
                                                  -----------
                                                          204
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.2%
Pentair                                19,200             712
                                                  -----------
                                                          712
                                                  -----------
TOTAL INDUSTRIAL (COST $4,627)                          4,969
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 6.8%
COMMERCIAL SERVICES-FINANCE -- 2.5%
Block (H&R)                            25,000           1,119
Concord EFS*                           18,100             415
                                                  -----------
                                                        1,534
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 2.2%
DST Systems*                            5,900             383
Safeguard Scientifics*                 13,300             935
                                                  -----------
                                                        1,318
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 1.1%
Hertz, Cl A                            19,700             671
                                                  -----------
                                                          671
--------------------------------------------------------------------------------

62
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG MID-CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TELEPHONE-LOCAL -- 1.0%
Alltel                                 10,100   $         637
                                                  -----------
                                                          637
                                                  -----------
TOTAL SERVICES (COST $3,738)                            4,160
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 7.3%
CELLULAR TELECOMMUNICATIONS -- 0.2%
Alamosa PCS Holdings*                   3,700             139
                                                  -----------
                                                          139
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Acxiom*                                10,300             342
                                                  -----------
                                                          342
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.0%
Advanced Micro Devices*                13,000             742
Cypress Semiconductor*                  7,900             390
Silicon Image*                          1,300              93
                                                  -----------
                                                        1,225
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.3%
Symantec*                               2,600             195
                                                  -----------
                                                          195
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.3%
S1*                                     2,000             171
                                                  -----------
                                                          171
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.9%
Networks Associates*                   36,100           1,164
                                                  -----------
                                                        1,164
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.8%
Tellabs*                               13,700             863
Westell Technologies*                   7,300             233
                                                  -----------
                                                        1,096
                                                  -----------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.2%
ICG Communications*                     2,900             105
                                                  -----------
                                                          105

TOTAL TECHNOLOGY (COST $3,665)                          4,437
                                                  -----------
--------------------------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 8.1%
ELECTRIC-INTEGRATED -- 7.2%
Conectiv                               19,200   $         336
Constellation Energy Group             35,300           1,125
DQE                                    16,100             733
DTE Energy                             37,300           1,082
Duke Energy                             7,300             383
Minnesota Power                        42,700             710
                                                  -----------
                                                        4,369
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.9%
MCN Energy Group                       10,500             262
UGI                                    14,200             307
                                                  -----------
                                                          569
                                                  -----------
TOTAL UTILITIES (COST $4,838)                           4,938
                                                  -----------
TOTAL COMMON STOCK (COST $52,212)                      58,076
                                                  -----------
--------------------------------------------------------------------------------
RIGHTS
TECHNOLOGY -- 0.0%
INTERNET SOFTWARE -- 0.0%
Opus 360                                  260               0
                                                  -----------
TECHNOLOGY (COST $0)                                        0
                                                  -----------
TOTAL RIGHTS (COST $0)                                      0
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.5%
Morgan Stanley
   6.03% dated 03/31/00, matures
   04/03/00, repurchase price $6,998,389
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $7,266,358) (A)               $6,995           6,995
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $6,995)                6,995
                                                  -----------
TOTAL INVESTMENTS-- 107.2% (COST $59,207)        $     65,071
                                                  -----------
                                                  -----------

Percentages are based on Net Assets of $60,690,123.
* Non-Income Producing Security
(A) - Tri-Party Repurchase Agreement
ADR - American Depository Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.


63
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THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG SMALL CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.1%
BASIC MATERIALS -- 3.7%
CHEMICALS-SPECIALTY -- 2.9%
CK Witco                              124,000    $      1,263
Cytec Industries*                      47,000           1,439
                                                  -----------
                                                        2,702
--------------------------------------------------------------------------------
FERTILIZERS -- 0.5%
IMC Global                             33,500             492
                                                  -----------
                                                          492
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.3%
LTV                                    86,000             306
                                                  -----------
                                                          306
                                                  -----------
TOTAL BASIC MATERIALS (COST $3,234)                     3,500
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 10.8%
AUDIO/VIDEO PRODUCTS -- 1.8%
Harman International                   27,100           1,626
                                                  -----------
                                                        1,626
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.0%
Delco Remy International*             125,600             934
                                                  -----------
                                                          934
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.7%
Harrah's Entertainment*                36,200             672
                                                  -----------
                                                          672
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 2.2%
Ethan Allen Interiors                  25,700             643
Furniture Brands International*        75,600           1,422
                                                  -----------
                                                        2,065
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 1.1%
Journal Register*                      15,500             229
Pulitzer                               19,900             813
                                                  -----------
                                                        1,042
--------------------------------------------------------------------------------
RETAIL-CATALOG SHOPPING -- 0.5%
MSC Industrial Direct*                 27,800             500
                                                  -----------
                                                          500
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
Tweeter Home Entertainment Group*      16,500             730
                                                  -----------
                                                          730
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.4%
Friedman's, Cl A                       55,500             342
                                                  -----------
                                                          342
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.3%
Wilmar Industries*                     14,600             249
                                                  -----------
                                                          249
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Wendys International                   45,000   $         909
                                                  -----------
                                                          909
--------------------------------------------------------------------------------
TELEVISION -- 0.9%
Pegasus Communications*                 5,600             788
                                                  -----------
                                                          788
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.1%
Hotel Reservations Network*             6,600             117
                                                  -----------
                                                          117
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $9,401)                   9,974
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.3%
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.3%
Aurora Foods*                          99,900             300
                                                  -----------
                                                          300
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $768)                   300
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 16.7%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 11.7%
Barrett Resources*                      7,300             218
Devon Energy                           16,000             777
EOG Resources                         105,300           2,231
Forest Oil*                           121,400           1,290
Louis Dreyfus Natural Gas*             32,200           1,095
Newfield Exploration*                   8,400             296
Noble Affiliates                       32,800           1,076
Santa Fe Snyder*                      265,400           2,554
Unit*                                   8,800              97
Vintage Petroleum                      57,900           1,165
                                                  -----------
                                                       10,799
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.7%
Valero Energy                          22,000             674
                                                  -----------
                                                          674
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 2.6%
Key Energy Services*                  118,900           1,382
Patterson Energy*                      21,700             689
Pride International*                   15,800             361
                                                  -----------
                                                        2,432
--------------------------------------------------------------------------------
PIPELINES -- 1.7%
Kinder Morgan                          45,100           1,556
                                                  -----------
                                                        1,556
                                                  -----------
TOTAL ENERGY (COST $12,690)                            15,461
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 18.6%
COMMERCIAL BANKS-CENTRAL US -- 0.5%
Firstmerit                             22,700             418
                                                  -----------
                                                          418
--------------------------------------------------------------------------------

64
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG SMALL CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMERICAL BANKS-EASTERN US -- 1.1%
Commercial Bank of New York            19,800   $         189
Mercantile                             26,300             804
                                                  -----------
                                                          993
--------------------------------------------------------------------------------
COMMERICAL BANKS-SOUTHERN US -- 1.4%
Southtrust                             49,400           1,257
                                                  -----------
                                                        1,257
--------------------------------------------------------------------------------
COMMERICAL BANKS-WESTERN US -- 3.4%
BancWest                               77,000           1,521
City National                          32,400           1,091
Silicon Valley Bancshares*              7,600             546
                                                  -----------
                                                        3,158
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.2%
Morgan Keegan                          50,600             886
Raymond James Financial                45,700             948
Wit Capital Group*                     10,400             178
                                                  -----------
                                                        2,012
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.8%
Financial Security Assurance           10,700             786
                                                  -----------
                                                          786
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.8%
Affiliated Managers Group*             36,300           1,724
Federated Investors                     9,400             257
Waddell & Reed Financial, ClA          15,000             635
                                                  -----------
                                                        2,616
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.9%
Money Group                            38,000           1,228
Protective Life                        35,300           1,121
Torchmark                              15,800             365
                                                  -----------
                                                        2,714
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
Fidelity National Financial            16,800             232
First American Financial               32,500             461
                                                  -----------
                                                          693
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.6%
JP Realty                              32,800             584
                                                  -----------
                                                          584
--------------------------------------------------------------------------------
S & L/THRIFTS-CENTRAL US -- 1.4%
Charter One Financial Inc              61,100           1,283
                                                  -----------
                                                        1,283
--------------------------------------------------------------------------------
S & L/THRIFTS-WESTERN US -- 0.4%
ITLA Capital*                          31,200             398
                                                  -----------
                                                          398
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.4%
Comerica                                9,200             385
                                                  -----------
                                                          385
                                                  -----------
TOTAL FINANCIAL (COST $15,695)                         17,297
                                                  -----------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 7.1%
DIAGNOSTIC KITS -- 0.0%
Biosite Diagnostics*                    1,900  $           46
                                                  -----------
                                                           46
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
ICU Medical*                            1,400              25
                                                  -----------
                                                           25
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.7%
PSS World Medical*                     98,700             669
                                                  -----------
                                                          669
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
Aclara Biosciences*                    30,100           1,187
Regeneron Pharmaceuticals*              2,600              77
                                                  -----------
                                                        1,264
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
Cima Labs*                              6,200             107
Dura Pharmaceuticals*                  26,900             331
Intrabiotics Pharmaceuticals*          38,500             577
                                                  -----------
                                                        1,015
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.7%
Alpharma, Cl A                         42,900           1,577
                                                  -----------
                                                        1,577
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Triad Hospitals*                        3,900              65
                                                  -----------
                                                           65
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
Lincare Holding*                        7,400             210
                                                  -----------
                                                          210
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTOR-- 0.3%
Syncor*                                 8,600             284
                                                  -----------
                                                          284
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.5%
CV Therapeutics*                        8,600             432
Titan Pharmaceuticals*                  5,300             165
Tularik*                                5,300             164
United Therapeutics*                    8,200             637
                                                  -----------
                                                        1,398
                                                  -----------
TOTAL HEALTH CARE (COST $4,757)                         6,553
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.6%
AEROSPACE/DEFENSE -- 0.4%
Teledyne Technologies*                 21,400             372
                                                  -----------
                                                          372
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.9%
Orbital Sciences*                      54,600             819
                                                  -----------
                                                          819
--------------------------------------------------------------------------------

65
[LOGO OMITTED]

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG SMALL CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.6%
Lafarge                                23,800   $         565
                                                  -----------
                                                          565
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.0%
ITT Industries                         30,000             932
                                                  -----------
                                                          932
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.1%
Kent Electronics*                       7,600             222
Vishay Intertechnology*                14,000             779
                                                  -----------
                                                        1,001
--------------------------------------------------------------------------------
ELECTRONIC CONNECTORS -- 0.4%
Amphenol*                               3,500             358
                                                  -----------
                                                          358
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.6%
Aeroflex*                              30,400           1,505
                                                  -----------
                                                        1,505
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
Stericycle*                            12,700             317
                                                  -----------
                                                          317
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 1.0%
Speedfam-Ipec*                         47,200             938
                                                  -----------
                                                          938
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.3%
Wolverine Tube*                        18,200             233
                                                  -----------
                                                          233
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
Republic Services*                     19,200             210
                                                  -----------
                                                          210
--------------------------------------------------------------------------------
STEEL PIPE & TUBE -- 1.0%
NS Group*                              55,600             907
                                                  -----------
                                                          907
--------------------------------------------------------------------------------
TRUCKING & LEASING -- 0.3%
Ryder System                           13,100             297
                                                  -----------
                                                          297
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.4%
Cable Design Technologies*             11,600             394
                                                  -----------
                                                          394
                                                  -----------
TOTAL INDUSTRIAL (COST $6,316)                          8,848
                                                  -----------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SERVICES -- 0.9%
COMPUTER SERVICES -- 0.3%
Manhattan Associates*                   8,300  $          284
                                                  -----------
                                                          284
--------------------------------------------------------------------------------
SCHOOLS -- 0.6%
Edison Schools*                        28,800             565
                                                  -----------
                                                          565
                                                  -----------
TOTAL SERVICES (COST $603)                                849
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.0%
APPLICATIONS SOFTWARE -- 1.9%
Sonic Foundry*                         17,600           1,716
                                                  -----------
                                                        1,716
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.2%
Alamosa PCS Holdings*                   5,400             204
                                                  -----------
                                                          204
--------------------------------------------------------------------------------
CIRCUITS -- 1.4%
Integrated Device Technology*          32,900           1,304
                                                  -----------
                                                        1,304
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.8%
Avid Technology*                       83,900           1,500
General Magic*                         16,500             147
                                                  -----------
                                                        1,647
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Ansoft*                                17,400             216
                                                  -----------
                                                          216
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.4%
Axent Technologies*                    19,200             361
                                                  -----------
                                                          361
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
Systems & Computer Technology*          8,600             201
                                                  -----------
                                                          201
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.1%
Overland Data*                         62,200             875
Western Digital*                       24,900             185
                                                  -----------
                                                        1,060
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.6%
S3*                                    24,100             506
                                                  -----------
                                                          506
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.7%
Acxiom*                                17,200             572
Excelon*                               51,500             579
Informix*                              78,200           1,325
                                                  -----------
                                                        2,476
--------------------------------------------------------------------------------

66
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG SMALL CAP VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.0%
Cirrus Logic*                          18,200    $        332
Cypress Semiconductor*                  6,800             335
Electroglas*                            8,600             295
Genus*                                 77,600           1,077
MEMC Electronic Materials*             40,200             809
Silicon Image*                          3,000             215
Zoran*                                 10,700             602
                                                  -----------
                                                        3,665
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.9%
Informatica*                            6,300             484
Symantec*                               4,400             330
                                                  -----------
                                                          814
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.4%
Launch Media*                           5,900              92
S1*                                     3,698             317
                                                  -----------
                                                          409
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 0.7%
Ravisent Technologies*                 45,300             629
                                                  -----------
                                                          629
--------------------------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 1.0%
Splash Technologies*                   74,200             928
                                                  -----------
                                                          928
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.3%
American Mobile Satellite*              3,400              82
Globecomm Systems*                      7,400             197
                                                  -----------
                                                          279
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.9%
Pairgain Technologies*                 20,100             375
Westell Technologies*                  15,400             491
                                                  -----------
                                                          866
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.2%
ICG Communications*                     5,900             213
                                                  -----------
                                                          213
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.6%
US Xpress Enterprises*                 65,600             578
                                                  -----------
                                                          578
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.5%
Glenayre Technologies*                104,900           1,842
Metro One Telecommunications*          17,800             238
Spectrian*                             10,600             239
                                                  -----------
                                                        2,319
                                                  -----------
TOTAL TECHNOLOGY (COST $15,706)                        20,391
                                                  -----------
--------------------------------------------------------------------------------

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.5%
AIRLINES -- 0.6%
Midway Airlines*                      108,350   $         542
                                                  -----------
                                                          542
--------------------------------------------------------------------------------
TRANSPORTATION-AIR FREIGHT -- 0.5%
Airborne Freight                       21,200             509
                                                  -----------
                                                          509
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.4%
Hunt (J.B.) Transportation Services    25,400             348
                                                  -----------
                                                          348
                                                  -----------
TOTAL TRANSPORTATION (COST $2,345)                      1,399
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 0.9%
ELECTRIC-INTEGRATED -- 0.4%
Idacorp                                 9,700             337
                                                  -----------
                                                          337
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.5%
UGI                                    21,400             463
                                                  -----------
                                                          463
                                                  -----------
TOTAL UTILITIES (COST $730)                               800
                                                  -----------
TOTAL COMMON STOCK (COST $72,245)                      85,372
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.2%
Morgan Stanley
   6.03% dated 03/31/00, matures
   04/03/00, repurchase price $6,644,001
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $6,786,772) (A)               $6,641           6,641
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $6,641)                6,641
                                                  -----------
TOTAL INVESTMENTS-- 99.3% (COST $78,886)         $     92,013
                                                  -----------
                                                  -----------

Percentages are based on Net Assets of $92,634,193.
* Non-Income Producing Security
(A) - Tri-Party Repurchase Agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.

67
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
THE PBHG FUNDS, INC.


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG FOCUSED VALUE FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.0%
CONSUMER CYCLICAL -- 13.4%
AUTO-CARS/LIGHT TRUCKS -- 4.0%
General Motors                         10,900   $         903
                                                  -----------
                                                          903
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAM -- 2.5%
Unitedglobalcom, Cl A*                  7,700             578
                                                  -----------
                                                          578
--------------------------------------------------------------------------------
CABLE TV -- 4.9%
Comcast, Cl A*                         25,400           1,102
                                                  -----------
                                                        1,102
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 2.0%
Williams-Sonoma*                       14,300             443
                                                  -----------
                                                          443
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $2,712)                   3,026
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.6%
FOOD-RETAIL -- 2.6%
Kroger*                                32,800             576
                                                  -----------
                                                          576
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $567)                   576
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 8.8%
OIL COMPANY-EXPLORATION & PRODUCTION-- 2.9%
EOG Resources                          18,300             388
Santa Fe Snyder*                       28,400             273
                                                  -----------
                                                          661
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.4%
Weatherford International*              5,400             318
                                                  -----------
                                                          318
                                                  -----------
--------------------------------------------------------------------------------
OIL FIELD SERVICES -- 4.5%
Baker Hughes                           33,300           1,007
                                                  -----------
                                                        1,007
                                                  -----------
TOTAL ENERGY (COST $1,812)                              1,986
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 28.0%
FINANCE-CREDIT CARD -- 6.8%
Capital One Financial                  13,800             662
Providian Financial                    10,100             875
                                                  -----------
                                                        1,537
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.2%
E*Trade Group*                         16,300             491
                                                  -----------
                                                          491
--------------------------------------------------------------------------------
FINANCE MORTGAGE LOAN/BANKER -- 5.2%
Federal Home Loan Mortgage             26,300           1,162
                                                  -----------
                                                        1,162
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 2.6%
J.P. Morgan                             4,400   $         580
                                                  -----------
                                                          580
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 11.2%
Bank One                               25,000             859
Fleet Boston Financial                 32,700           1,194
Wells Fargo                            11,800             483
                                                  -----------
                                                        2,536
                                                  -----------
TOTAL FINANCIAL (COST $5,789)                           6,306
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 8.3%
MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
Aclara Biosciences*                     7,200             284
                                                  -----------
                                                          284
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 6.7%
Forest Labs*                            1,800             152
Intrabiotics Pharmaceuticals*           7,800             117
Merck                                   5,400             335
Pharmacia & Upjohn                     15,200             901
                                                  -----------
                                                        1,505
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.3%
United Therapeutics*                    1,000              78
                                                  -----------
                                                           78
                                                  -----------
TOTAL HEALTH CARE (COST $1,492)                         1,867
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.0%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.7%
Willbros Group*                        54,700             390
                                                  -----------
                                                          390
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 5.3%
Minnesota Mining & Manufacturing       13,400           1,187
                                                  -----------
                                                        1,187
                                                  -----------
TOTAL INDUSTRIAL (COST $1,592)                          1,577
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 9.0%
COMMERCIAL SERVICE-FINANCE -- 1.4%
Block (H&R)                             7,100             318
                                                  -----------
                                                          318
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.2%
Giga Information Group*                25,000             275
                                                  -----------
                                                          275
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 3.5%
AT&T                                   14,200             799
                                                  -----------
                                                          799
--------------------------------------------------------------------------------

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
THE PBHG FUNDS, INC.


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG FOCUSED VALUE FUND

                                 Shares/Face           Market
Description                     Amount (000)         Value (000)
--------------------------------------------------------------------------------
TELEPHONE-LOCAL -- 2.9%
Alltel                                 10,200  $          643
                                                  -----------
                                                          643
                                                  -----------
TOTAL SERVICES (COST $2,022)                            2,035
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 10.8%
APPLICATIONS SOFTWARE -- 4.1%
Sonic Foundry*                          9,400             916
                                                  -----------
                                                          916
--------------------------------------------------------------------------------
COMPUTERS-MICROPROCESSING -- 3.8%
Dell Computer*                         15,900             857
                                                  -----------
                                                          857
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.2%
Silicon Image*                          5,400             387
Zoran*                                  1,900             107
                                                  -----------
                                                          494
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 0.5%
Ravisent Technologies*                  8,600             119
                                                  -----------
                                                          119
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.2%
Metro One Telecommunications*           3,800              51
                                                  -----------
                                                           51
                                                  -----------
TOTAL TECHNOLOGY (COST $1,426)                          2,437
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 4.1%
ELECTRIC-INTEGRATED -- 4.1%
Duke Energy                            15,100             793
Minnesota Power                         8,600             143
                                                  -----------
                                                          936

TOTAL UTILITIES (COST $913)                               936
                                                  -----------
TOTAL COMMON STOCK (COST $18,325)                      20,746
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 20.2%
Morgan Stanley
   5.80% dated 03/31/00, matures
   04/03/00, repurchase price $4,558,980
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $4,647,932) (A)               $4,557           4,557
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $4,557)                4,557
                                                  -----------
TOTAL INVESTMENTS-- 112.2% (COST $22,882)        $     25,303
                                                  -----------
                                                  -----------

Percentages are based on Net Assets of $22,556,416.
* Non-Income Producing Security
(A) - Tri-Party Repurchase Agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.


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THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG INTERNATIONAL FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.1%
ARGENTINA -- 1.9%
Banco Frances Rio*                      9,000  $          213
                                                  -----------
                                                          213
--------------------------------------------------------------------------------
AUSTRALIA -- 0.8%
National Australia Bank*                7,000              90
                                                  -----------
                                                           90
--------------------------------------------------------------------------------
BELGIUM -- 0.8%
Fortis*                                 3,521              90
                                                  -----------
                                                           90
--------------------------------------------------------------------------------
BRAZIL -- 3.9%
Companhia Paranaese*                   21,000             179
Telenorte Leste Part ADR*              10,000             266
                                                  -----------
                                                          445
--------------------------------------------------------------------------------
DENMARK -- 0.7%
Novo-Nordisk*                             632              85
                                                  -----------
                                                           85
--------------------------------------------------------------------------------
FINLAND -- 2.3%
Nokia Oyj/Nok1v.He                      1,248             264
                                                  -----------
                                                          264
--------------------------------------------------------------------------------
FRANCE -- 5.8%
Banque National Paris*                  2,209             174
France Telecom*                           959             165
Total Fina Elf*                           920             138
Vivendi*                                1,571             181
                                                  -----------
                                                          658
--------------------------------------------------------------------------------
GERMANY -- 8.3%
Bayer*                                 12,585             564
Dresdner Bank*                          3,927             159
Epcos Ag*                                 901             119
Siemens*                                  720             104
                                                  -----------
                                                          946
--------------------------------------------------------------------------------
HONG KONG -- 1.1%
Hutchison Whampoa                       7,000             126
                                                  -----------
                                                          126
--------------------------------------------------------------------------------
HUNGARY -- 1.2%
Magyar Tavk ADR*                        3,000             132
                                                  -----------
                                                          132
--------------------------------------------------------------------------------
IRELAND -- 0.7%
Allied Irish Bank*                      7,909              76
                                                  -----------
                                                           76
--------------------------------------------------------------------------------
ITALY -- 4.3%
Eni*                                   46,811             234
Telecom Italia*                        17,303             258
                                                  -----------
                                                          492
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
JAPAN -- 25.9%
Fuji Machine*                           3,000     $       223
Fuji Photo Film*                        4,000             176
Kurita Water*                           9,000             174
Matsushita Communications*              1,000             184
Mitsui*                                27,000             218
Nippon Comsys*                          8,000             149
NTT*                                        6             246
Olympus Optical*                        9,000             139
Omron*                                  5,000             142
Rohm Company Limited*                     600             208
Secom*                                  2,000             171
Sharp*                                  8,000             171
Sumitomo Bank*                         12,000             179
TDK*                                    2,000             272
Uni Charm*                              2,000             131
Yamanouchi Pharmaceutical*              3,000             164
                                                  -----------
                                                        2,947
--------------------------------------------------------------------------------
MEXICO -- 4.9%
Formento Economico ADR*                 6,000             270
Panamerican Beverages*                 10,000             176
Tubos Acero Mexico ADR*                 7,000             115
                                                  -----------
                                                          561
--------------------------------------------------------------------------------
NETHERLANDS -- 5.7%
Aegon*                                  1,890             151
Elsevier*                              12,937             131
Equant ADR*                             1,369             117
Philips Electronics                       495              83
Unilever Cert*                          3,397             167
                                                  -----------
                                                          649
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.9%
Carter Holt Harvey                     48,000              41
Telecom Corp Of N.Z.*                  12,500              57
                                                  -----------
                                                           98
--------------------------------------------------------------------------------
SINGAPORE -- 2.0%
City Developments*                     30,000             136
Singapore Press Holdings*               5,500              88
                                                  -----------
                                                          224
--------------------------------------------------------------------------------
SPAIN - 2.6%
Union Electrica Fenosa*                14,490             297
                                                  -----------
                                                          297
--------------------------------------------------------------------------------
SWEDEN -- 3.0%
Ericsson*                               1,186             104
SKF*                                   10,701             237
                                                  -----------
                                                          341
--------------------------------------------------------------------------------
SWITZERLAND -- 3.2%
Roche Holdings - Genus*                    14             152
Zurich Allied                             423             213
                                                  -----------
                                                          365
--------------------------------------------------------------------------------

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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG INTERNATIONAL FUND

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 12.1%
Abbey National*                         4,100    $         54
Autonomy*                                 300              51
Bank Of Scotland*                       8,100              92
Barclays                                3,300              87
BP Amoco*                              14,100             129
British Aerospace*                     15,400              87
British Telecom                         7,400             138
Energis*                                1,000              47
Freeserve Wi*                           3,700              29
Laporte - Redeemable `B'*             110,400               2
Laporte*                                6,900              53
Logica*                                 1,500              50
Man (Ed&F) Group*                       7,600              64
Norwich Union*                         11,700              78
Peninsular & Oriental*                  5,200              54
Rio Tinto*                              4,300              72
Sage Group*                             3,700              41
Smithkline Beecham*                     8,000             105
Vodafone Airtouch*                     26,700             148
                                                  -----------
                                                        1,381
                                                  -----------
TOTAL COMMON STOCK (COST $8,456)                       10,480
                                                  -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.5%
GERMANY -- 2.2%
Marschollek Lauten*                       425             252
                                                  -----------
                                                          252
--------------------------------------------------------------------------------
AUSTRALIA -- 0.3%
Newscorp*                               3,000              36
                                                  -----------
                                                           36
                                                  -----------
TOTAL PREFERRED STOCK (COST $82)                          288
                                                  -----------
TOTAL INVESTMENTS-- 94.6% (COST $8,538)          $     10,768
                                                  -----------
                                                  -----------

Percentages indicated are based on net assets of $11,381,963.
* Non-income producing security
ADR -- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

71
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
THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG CASH RESERVES FUND
                                       Face            Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
BANK NOTES -- 0.2%
US Bank Note
     5.92%, 10/02/00                $   1,000    $      1,000

TOTAL BANK NOTES (COST $1,000)                          1,000
                                                  -----------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.3%
Bank Scotland
     5.76%, 07/03/00                    2,000           2,000
Barclays Bank N.Y.
     6.68%, 02/20/01                    1,500           1,500
Desdner Bank
     6.71%, 02/26/01                    1,500           1,499
Deutsche Bank
     6.55%, 01/22/01                    1,500           1,499
Royal Bank Of Canada
     5.70%, 07/03/00                    2,000           2,000
Suntrust Atlanta
     5.90%, 04/10/00                    3,000           3,000
Svenska Handelsbanken N.Y.
     6.75%, 03/16/01                    2,000           1,999

TOTAL CERTIFICATES OF DEPOSIT (COST $13,497)           13,497
                                                  -----------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 9.6%
Aesop Funding
     5.95%, 05/05/00                    3,000           2,983
Archer-Daniels Midland
     6.03%, 05/19/00                    3,500           3,472
Associates Corporation of North America
     5.81% 04/04/00                     3,000           2,999
Bear Stearns
     6.06%, 05/17/00                    3,500           3,473
Centric Capital
     6.06%, 04/10/00                    3,000           2,995
Coca-Cola Enterprises
     5.85%, 04/17/00                    3,000           2,992
Enterprise Funding
     5.92%, 04/04/00                    3,000           2,998
Eureka Securities
     6.06%, 05/19/00                    3,000           2,976
Falcon Asset Securities
     5.95%, 05/23/00                    3,670           3,638
General Motors Acceptance
     6.05%, 05/09/00                    3,500           3,478
Goldman Sachs Group
     6.04%, 05/17/00                    3,000           2,977
Kitty Hawk Funding
     5.85%, 04/03/00                    3,000           2,999
Park Avenue Receivable
     5.95%, 04/11/00                    3,000           2,995
PPG Industries
     5.88%, 04/06/00                    3,000           2,998
Preferred Receivable Funding
     6.06%, 05/10/00                    3,000           2,980
Riverwoods Funding
     6.05%, 05/17/00                    3,000           2,977
United Technologies
     6.05%, 04/28/00                    3,000           2,986

                                       Face            Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
Variable Funding Capital
     5.92%, 05/22/00                $   3,000    $      2,975

TOTAL COMMERCIAL PAPER (COST $55,891)                  55,891
                                                  -----------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.5%
IBM
     5.95%, 08/17/00                    3,000           2,999
                                                  -----------
TOTAL CORPORATE OBLIGATIONS (COST $2,999)               2,999
                                                  -----------
--------------------------------------------------------------------------------
GOVERNMENT BOND -- 0.9%
Federal Home Loan Bank (FNLB)
     6.52%, 03/28/01                    5,000           4,997
                                                  -----------
TOTAL GOVERNMENT BOND (COST $4,997)                     4,997
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 86.6%
ABN AMRO
   6.18%, dated 03/31/00, matures 04/03/00,
   repurchase price $30,015,450 (collateralized
   by U.S. Government Obligations: total
   market value $30,600,000) (A)       30,000          30,000
Deutsche Bank  Securities
   6.25%, dated 03/31/00, matures 04/03/00,
   repurchase price $140,072,917 (collateralized
   by U.S. Government Obligations: total
   market value $142,800,258) (A)     140,000         140,000
Goldman Sachs
   6.22%, dated 03/31/00, matures 04/03/00,
   repurchase price $35,018,142 (collateralized
   by U.S. Government Obligations: total
   market value $35,700,001) (A)       35,000          35,000
Paribas
   6.18%, dated 03/31/00, matures 04/03/00,
   repurchase price $40,020,600 (collateralized
   by U.S. Government Obligations: total
   market value $40,800,817) (A)       40,000          40,000
Warburg Dillon Reed, LLC
   6.22%, dated 03/31/00, matures 04/03/00,
   repurchase price $93,248,309 (collateralized
   by U.S. Government Obligations: total
   market value $95,066,929) (A)       93,200          93,200
JP Morgan Securities
   6.18%, dated 03/31/00, matures 04/03/00,
   repurchase price $140,072,100 (collateralized
   by U.S. Government Obligations: total
   market value $142,800,001) (A)     140,000         140,000
Paribas
   6.20%, dated 03/31/00, matures 04/03/00,
   repurchase price $23,731,255 (collateralized
   by U.S. Government Obligations: total
   market value $23,856,000)           23,719          23,719
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $501,919)           501,919
                                                  -----------
TOTAL INVESTMENTS-- 100.1% (COST $580,303)            580,303
                                                  -----------
--------------------------------------------------------------------------------

72
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
THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG CASH RESERVES FUND
                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Other Assets and Liabilities, Net                 $      (845)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 1 billion,
   800 million shares -- $0.001
   par value) based on 579,457,052
   outstanding shares of common stock                 579,458
Undistributed net investment income                         6
Accumulated net realized loss on investments               (6)
                                                  -----------
TOTAL NET ASSETS-- 100.0%                            $579,458
                                                  -----------
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $1.00
                                                  -----------
                                                  -----------
(A) -- Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.

73
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG TECHNOLOGY & COMMUNICATIONS FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.9%
CONSUMER CYCLICAL -- 2.3%
AUDIO/VIDEO PRODUCTS -- 1.5%
Gemstar International*                335,300     $    28,836
Polycom*                              359,600          28,476
                                                  -----------
                                                       57,312
--------------------------------------------------------------------------------
CABLE TV -- 0.2%
Mediacom Communication*               550,300           7,670
                                                  -----------
                                                        7,670
--------------------------------------------------------------------------------
E-COMMERCE -- 0.6%
Purchasepro.com*                      318,800          23,113
                                                  -----------
                                                       23,113
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $122,167)                88,095
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.7%
CIRCUIT BOARDS -- 0.2%
Viasystems Group*                     570,700           8,846
                                                  -----------
                                                        8,846
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.0%
Microchip Technology*                 567,700          37,326
                                                  -----------
                                                       37,326
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 0.5%
FSI International*                    513,300          10,523
Gasonics International*               195,400           7,749
                                                  -----------
                                                       18,272
                                                  -----------
TOTAL INDUSTRIAL (COST $64,590)                        64,444
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 0.7%
ADVERTISING SERVICES -- 0.7%
Getty Images*                         709,400          25,494
                                                  -----------
                                                       25,494
                                                  -----------
TOTAL SERVICES (COST $33,380)                          25,494
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 90.2%
APPLICATIONS SOFTWARE -- 2.7%
Citrix Systems*                       777,800          51,529
Intertrust Technologies*               51,900           2,206
J.D. Edwards & Company*               239,700           7,805
New Era of Networks*                  321,000          12,599
Quest Software*                       281,600          31,750
                                                  -----------
                                                      105,889
--------------------------------------------------------------------------------
CIRCUITS -- 0.3%
Integrated Device Technology*         259,900          10,299
                                                  -----------
                                                       10,299
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.4%
Entrust Technologies*                 194,300     $    16,531
Verisign*                             248,200          37,106
                                                  -----------
                                                       53,637
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 5.0%
ASM Lithography Holding*              128,100          14,315
Brocade Communications Systems*       532,400          95,466
Redback Networks*                     274,800          82,423
                                                  -----------
                                                      192,204
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 4.3%
Sandisk*                              601,700          73,708
Veritas Software*                     698,050          91,445
                                                  -----------
                                                      165,153
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 19.5%
Amkor Technology*                     311,900          16,550
Applied Materials*                    448,200          42,243
Applied Micro Circuits*               559,200          83,915
Atmel*                                619,400          31,977
Broadcom*                             369,400          89,718
Cypress Semiconductor*                911,800          44,963
Globespan*                            736,100          75,036
Lam Research*                         791,700          35,676
Lattice Semiconductor*                399,800          27,061
LSI Logic*                            581,400          42,224
Metalink Limited*                      41,500           1,593
Micron Technology                     230,900          29,093
SDL*                                  496,800         105,756
Silicon Image*                        260,100          18,630
TranSwitch*                           434,100          41,728
Triquint Semiconductor*               488,200          35,883
Xilinx*                               346,800          28,719
                                                  -----------
                                                      750,765
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 4.0%
Aspect Development*                   280,200          18,038
BEA Systems*                          707,800          51,935
I2 Technologies*                      210,200          25,671
Informatica*                           87,900           6,752
Microstrategy*                        597,700          52,037
                                                  -----------
                                                      154,433
--------------------------------------------------------------------------------
FIBER OPTICS -- 13.0%
Avanex*                               325,700          49,425
Ciena*                                302,600          38,165
E-Tek Dynamics*                       230,900          54,319
JDS Uniphase*                       1,226,100         147,822
Metromedia Fiber Network*             600,800          58,127
MRV Communications*                   576,500          52,822
Sycamore Networks*                    764,500          98,620
                                                  -----------
                                                      499,300
--------------------------------------------------------------------------------

 74
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG TECHNOLOGY & COMMUNICATIONS FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT -- 12.4%
China.Com, Cl A*                      385,700    $     31,242
Go2Net*                               386,500          31,137
Infospace*                          1,605,000         233,427
Network Solutions*                    570,000          87,611
Rare Medium Group*                  2,112,300          93,205
                                                  -----------
                                                      476,622
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 13.7%
Active Software*                      164,400          10,457
Agile Software*                       849,800          53,112
Akamai Technologies*                  151,000          24,283
Alteon Websystems*                     34,200           2,804
Ariba*                                190,000          39,829
Art Technology*                       644,600          42,342
Clarent*                              778,900          70,247
Commerce One*                         547,400          81,699
E.Piphany*                             89,600          11,967
Exodus Communications*                357,800          50,271
Interwoven*                           122,700          13,466
Tibco Software*                       219,100          17,857
U.S. Internetworking*                 176,325           6,833
Vignette*                             480,600          77,016
Vitria Technology*                    238,900          24,084
                                                  -----------
                                                      526,267
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 6.7%
Emulex*                               183,300          20,003
Extreme Networks*                     932,900          73,699
Foundry Networks*                     406,100          58,377
Juniper Networks*                     334,500          88,162
Network Appliance*                    233,400          19,314
                                                  -----------
                                                      259,555
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Mercury Interactive*                   36,600           2,901
                                                  -----------
                                                        2,901
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.7%
ADC Telecommunications*               580,700          31,285
Advanced Fibre*                     1,228,600          77,018
Ditech Communications*                584,000          61,941
Next Level Communications*            151,100          16,432
Qualcomm*                              70,100          10,467
Tekelec*                              545,700          20,259
                                                  -----------
                                                      217,402
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.1%
Telocity*                             257,000    $      3,180
                                                  -----------
                                                        3,180
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.3%
Netro*                                278,900          18,133
RF Micro Devices*                     244,500          32,855
                                                  -----------
                                                       50,988
                                                  -----------
TOTAL TECHNOLOGY (COST $2,718,883)                  3,468,595
                                                  -----------
TOTAL COMMON STOCK (COST $2,939,020)                3,646,628
                                                  -----------
TOTAL INVESTMENTS-- 94.9% (COST $2,939,020)        $3,646,628
                                                  -----------
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $3,843,946,370.
* Non-income producing security
Cl -- Class

The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
As of March 31, 2000

PBHG STRATEGIC SMALL COMPANY FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
BASIC MATERIALS -- 1.8%
CHEMICALS-PLASTICS -- 0.1%
Hanna                                   3,500  $           40
                                                  -----------
                                                           40
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.3%
CK Witco                               49,800             507
Cytec Industries*                      14,100             432
W.R. Grace*                             3,000              38
                                                  -----------
                                                          977
--------------------------------------------------------------------------------
FERTILIZERS -- 0.2%
IMC Global                             10,700             157
                                                  -----------
                                                          157
--------------------------------------------------------------------------------
METAL-ALUMINUM -- 0.1%
Commonwealth Industries                 7,300              66
                                                  -----------
                                                           66
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.1%
LTV                                    31,800             113
                                                  -----------
                                                          113
                                                  -----------
TOTAL BASIC MATERIALS (COST $1,326)                     1,353
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 10.0%
APPAREL MANUFACTURERS -- 0.0%
I.C. Isaacs & Company*                 10,000              27
                                                  -----------
                                                           27
--------------------------------------------------------------------------------
ATHLETIC EQUIPMENT -- 0.5%
Direct Focus*                          12,500             348
                                                  -----------
                                                          348
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.6%
Harman International                    6,700             402
Polycom*                               10,000             792
                                                  -----------
                                                        1,194
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.7%
Delco Remy International*              73,800             549
                                                  -----------
                                                          549
--------------------------------------------------------------------------------
BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.1%
Coachmen Industries                     3,900              54
                                                  -----------
                                                           54
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.3%
Harrah's Entertainment*                13,500             251
                                                  -----------
                                                          251
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.5%
Scansource*                            10,000             355
                                                  -----------
                                                          355
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.9%
Ethan Allen Interiors                   8,700    $        218
Furniture Brands International*        25,700             483
                                                  -----------
                                                          701
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.4%
Zomax*                                  5,000             301
                                                  -----------
                                                          301
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.5%
Journal Register*                       5,200              77
Pulitzer                                7,200             294
                                                  -----------
                                                          371
--------------------------------------------------------------------------------
RADIO -- 0.4%
Citadel Communications*                 7,500             316
                                                  -----------
                                                          316
--------------------------------------------------------------------------------
RETAIL-CATALOG SHOPPING -- 0.2%
MSC Industrial Direct*                 10,000             180
                                                  -----------
                                                          180
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.0%
Insight Enterprises*                   12,500             455
PC Connection*                          9,600             271
                                                  -----------
                                                          726
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.0%
Tweeter Home Entertainment Group*      16,200             717
                                                  -----------
                                                          717
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.2%
Friedman's, Cl A                       22,300             137
                                                  -----------
                                                          137
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 0.1%
Wilmar Industries*                      6,100             104
                                                  -----------
                                                          104
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.9%
P.F Changs China Bistro*               10,800             358
Wendys International                   15,900             321
                                                  -----------
                                                          679
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING -- 0.2%
Mobile Mini*                            7,900             154
                                                  -----------
                                                          154
--------------------------------------------------------------------------------
TELEVISION -- 0.4%
Paxson Communications*                 14,600             113
Pegasus Communications*                 1,100             155
                                                  -----------
                                                          268
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.1%
Hotel Reservations Network*             2,500              44
                                                  -----------
                                                           44
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $5,656)                   7,476
                                                  -----------
--------------------------------------------------------------------------------

76
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THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.1%
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
Aurora Foods*                          35,100   $         105
                                                  -----------
                                                          105
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $311)                   105
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 7.2%
OIL & GAS DRILLING -- 1.2%
Key Energy Services*                   44,200             514
Patterson Energy*                       7,500             238
Pride International*                    5,400             123
                                                  -----------
                                                          875
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 5.0%
Barrett Resources*                      2,600              78
Devon Energy                            9,800             476
EOG Resources                          39,500             837
Forest Oil*                            42,900             456
Louis Dreyfus Natural Gas*              9,600             326
Newfield Exploration*                   3,700             130
Noble Affiliates                       11,900             390
Santa Fe Snyder*                       69,600             670
Unit*                                   3,200              35
Vintage Petroleum                      18,000             362
                                                  -----------
                                                        3,760
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.3%
Valero Energy                           8,100             248
                                                  -----------
                                                          248
--------------------------------------------------------------------------------
PIPELINES -- 0.7%
Kinder Morgan                          16,000             552
                                                  -----------
                                                          552
                                                  -----------
TOTAL ENERGY (COST $4,243)                              5,435
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 8.8%
COMMERCIAL BANKS-CENTRAL US -- 0.2%
Firstmerit                              7,500             138
                                                  -----------
                                                          138
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.5%
Commercial Bank of New York            13,500             129
Mercantile                              8,800             269
                                                  -----------
                                                          398
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.7%
Hibernia, Cl A                          5,200              55
Southtrust                             17,700             450
                                                  -----------
                                                          505
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.5%
BancWest                               28,700             567
City National                          11,074             373
Silicon Valley Bancshares*              2,700             194
                                                  -----------
                                                        1,134
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
Morgan Keegan                          18,100   $         317
Raymond James Financial                17,200             357
Wit Capital Group*                      4,000              69
                                                  -----------
                                                          743
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.4%
Affiliated Managers Group*             13,300             632
Federated Investors                     3,600              98
Waddell & Reed Financial, Cl A          6,900             292
                                                  -----------
                                                        1,022
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.1%
Money Group                            13,700             443
Protective Life                        13,400             425
                                                  -----------
                                                          868
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.3%
Fidelity National Financial             6,300              87
First American Financial               11,500             163
                                                  -----------
                                                          250
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.0%
Pennsylvania Real Estate Investment Trust1,900             31
                                                  -----------
                                                           31
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.2%
CBL & Associates Properties             7,800             159
                                                  -----------
                                                          159
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.3%
JP Realty                              11,400             203
                                                  -----------
                                                          203
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.7%
Bank United, Cl A                       2,200              69
Charter One Financial                  20,900             439
                                                  -----------
                                                          508
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.5%
Roslyn Bancorp                         15,700             280
Woronoco Bancorp                        7,000              67
                                                  -----------
                                                          347
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.2%
ITLA Capital*                          12,700             162
                                                  -----------
                                                          162
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS US -- 0.2%
Comerica                                3,100             130
                                                  -----------
                                                          130
                                                  -----------
TOTAL FINANCIAL (COST $6,056)                           6,598
                                                  -----------
--------------------------------------------------------------------------------

 77
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THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

PBHG STRATEGIC SMALL COMPANY FUND

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 6.3%
DIAGNOSTIC KITS -- 0.0%
Biosite Diagnostics*                      800  $           19
                                                  -----------
                                                           19
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
ICU Medical*                              400               7
                                                  -----------
                                                            7
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.2%
Noven Pharmacuticals*                  12,500             137
                                                  -----------
                                                          137
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
Allscripts*                             5,000             301
Dendrite International*                 5,000             105
                                                  -----------
                                                          406
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.9%
PSS World Medical*                     32,400             220
Zoll Medical Group*                     8,200             420
                                                  -----------
                                                          640
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Aclara Biosciences*                    11,400             450
Regeneron Pharmaceuticals*              1,100              32
                                                  -----------
                                                          482
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.2%
Celgene*                                4,500             448
Chirex*                                 5,700             110
Cima Labs*                             17,300             297
Dura Pharmaceuticals*                  10,600             130
Intrabiotics Pharmaceuticals*          15,600             234
King Pharmaceuticals*                   6,850             216
Pharmacopeia*                           5,000             245
                                                  -----------
                                                        1,680
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.8%
Alpharma, Cl A                         16,100             592
                                                  -----------
                                                          592
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.0%
Triad Hospitals*                        1,500              25
                                                  -----------
                                                           25
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Lincare Holding*                        2,800              79
                                                  -----------
                                                           79
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION-- 0.2%
Syncor*                                 3,700             122
                                                  -----------
                                                          122
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.7%
CV Therapeutics*                        3,500    $        176
Titan Pharmaceuticals*                  2,000              62
Tularik*                                1,800              56
United Therapeutics*                    2,900             225
                                                  -----------
                                                          519
                                                  -----------

TOTAL HEALTH CARE (COST $3,190)                         4,708
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.6%
AEROSPACE/DEFENSE -- 0.2%
Teledyne Technologies*                  8,000             139
                                                  -----------
                                                          139
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
Orbital Sciences*                      19,900             299
                                                  -----------
                                                          299
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Dal-Tile International*                 8,300              66
                                                  -----------
                                                           66
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.3%
Lafarge                                 8,100             192
                                                  -----------
                                                          192
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.4%
ITT Industries                         10,600             329
                                                  -----------
                                                          329
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.5%
Kent Electronics*                       2,900              85
Vishay Intertechnology*                 5,500             306
                                                  -----------
                                                          391
--------------------------------------------------------------------------------
ELECTRONIC CONNECTORS -- 0.2%
Amphenol*                               1,400             143
                                                  -----------
                                                          143
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
Molecular Devices*                      6,200             476
Robotic Vision Systems*                12,500             200
                                                  -----------
                                                          676
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.8%
Aeroflex*                              11,400             564
                                                  -----------
                                                          564
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
Stericycle*                             3,800              95
                                                  -----------
                                                           95
--------------------------------------------------------------------------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.4%
California Amplifier*                   8,500             263
                                                  -----------
                                                          263
--------------------------------------------------------------------------------

 78
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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

 PBHG STRATEGIC SMALL COMPANY FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.9%
Photon Dynamics*                       10,000   $         690
                                                  -----------
                                                          690
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
FEI*                                   15,000             446
Varian*                                 5,000             192
                                                  -----------
                                                          638
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.6%
Cyberoptics*                            5,000             212
Cymer*                                  4,200             210
                                                  -----------
                                                          422
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.2%
Torchmark                               5,500             127
                                                  -----------
                                                          127
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRIAL -- 0.9%
Semitool*                              20,000             364
Speedfam-Ipec*                         16,800             334
                                                  -----------
                                                          698
--------------------------------------------------------------------------------
MACHINERY-PUMPS -- 0.7%
Helix Technology                        8,500             511
                                                  -----------
                                                          511
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Wolverine Tube*                         6,500              83
                                                  -----------
                                                           83
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
Republic Services*                      7,800              85
                                                  -----------
                                                           85
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
Power-One*                              4,000             242
                                                  -----------
                                                          242
--------------------------------------------------------------------------------
STEEL PIPE & TUBE -- 0.4%
NS Group*                              19,900             325
                                                  -----------
                                                          325
--------------------------------------------------------------------------------
TRUCKING & LEASING -- 0.1%
Ryder Systems                           4,500             102
                                                  -----------
                                                          102
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.2%
Cable Design Technologies*              4,000             136
                                                  -----------
                                                          136
                                                  -----------
TOTAL INDUSTRIAL (COST $4,965)                          7,216
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 4.4%
COMMERCIAL SERVICES -- 0.1%
AC Nielson*                             4,200              95
                                                  -----------
                                                           95
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.8%
Breakaway Solutions*                   10,000   $         455
Factset Research Systems                8,000             217
Manhattan Associates*                  20,600             706
                                                  -----------
                                                        1,378
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.4%
Corporate Executive Board*              7,500             381
Forrester Research*                     8,500             461
Professional Detailing*                 7,600             190
                                                  -----------
                                                        1,032
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.3%
United Rentals*                        11,300             195
                                                  -----------
                                                          195
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.6%
Albany Molecular Research*              7,500             438
                                                  -----------
                                                          438
--------------------------------------------------------------------------------
SCHOOLS -- 0.2%
Edison Schools*                        10,200             200
                                                  -----------
                                                          200
                                                  -----------
TOTAL SERVICES (COST $2,636)                            3,338
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 46.1%
APPLICATIONS SOFTWARE -- 3.8%
Actuate*                               10,200             549
Exchange Applications*                 15,000             794
Quest Software*                         3,500             395
Sonic Foundry*                          6,600             643
Web Trends*                             7,200             518
                                                  -----------
                                                        2,899
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.1%
Alamosa PCS Holdings*                   2,100              79
                                                  -----------
                                                           79
--------------------------------------------------------------------------------
CIRCUITS -- 0.7%
Integrated Device Technology*          12,400             491
                                                  -----------
                                                          491
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.8%
Avid Technology*                       31,500             563
General Magic*                          7,600              68
Puma Technology*                        8,500             430
Razorfish*                             10,000             275
                                                  -----------
                                                        1,336
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.1%
Ansoft*                                 6,300              78
                                                  -----------
                                                           78
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.6%
Axent Technologies*                     7,300             137
RSA Security*                           6,000             311
                                                  -----------
                                                          448
--------------------------------------------------------------------------------

[LOGO OMITTED]

THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

 PBHG STRATEGIC SMALL COMPANY FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
Blue Wave Systems*                      5,000  $           80
Mercury Computer Systems*              14,000             684
Systems & Computer Technology*          3,800              89
                                                  -----------
                                                          853
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 4.8%
Advanced Digital Information*          25,000             856
M-Systems Flash Disk Pioneers*          7,500             398
Overland Data*                         22,000             309
Sandisk*                               10,200           1,250
Silicon Storage Technology*             9,500             702
Western Digital*                        9,000              67
                                                  -----------
                                                        3,582
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.0%
Cybex*                                 15,000             564
S3*                                     8,300             174
                                                  -----------
                                                          738
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.8%
Acxiom*                                 7,500             249
Documentum*                             5,700             445
Excelon*                               16,300             183
Informix*                              29,100             493
                                                  -----------
                                                        1,370
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 12.3%
Act Manufacturing*                      5,300             296
Alpha Industries*                       2,500             238
Applied Micro Circuits*                 7,500           1,125
Cirrus Logic*                           6,700             122
Cree*                                   3,500             395
Cypress Semiconductor*                  8,800             434
Elantec Semiconductor*                  7,500             552
Electroglas*                            3,400             116
Exar*                                   6,000             429
Genus*                                 29,300             407
Ibis Technology*                        2,500             225
Integrated Silicon Solutions*          13,100             384
LTX*                                   10,000             452
PLX Technology*                        12,500             465
Qlogic*                                 5,000             678
Quantum Effect Devices*                 2,500             199
Silicon Image*                          1,200              86
Telcom Semiconductor*                   7,500             227
Three-Five Systems*                    10,000             600
TranSwitch*                             9,000             865
Triquint Semiconductor*                 9,000             662
Xicor*                                  7,500             106
Zoran*                                  3,900             220
                                                  -----------
                                                        9,283
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.4%
Business Objects ADR*                   7,500  $          746
Informatica*                            7,600             584
Manugistics*                            6,100             311
Symantec*                               1,700             128
                                                  -----------
                                                        1,769
--------------------------------------------------------------------------------
FIBER OPTICS -- 1.4%
Harmonic*                               3,700             308
JDS Uniphase*                           2,500             301
MRV Communications*                     5,000             458
                                                  -----------
                                                        1,067
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.7%
Launch Media*                           2,200              34
Lifeminders.com*                        5,000             339
S1*                                     1,220             105
                                                  -----------
                                                          478
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 3.7%
Bluestone Software*                     1,200              40
Clickaction*                            7,500             372
Fire Pond*                              7,500             307
Intraware*                              3,900             161
Macromedia*                             5,700             515
Netopia*                                4,500             324
Proxicom*                               9,400             417
Ravisent Technologies*                 16,200             225
U.S. Internetworking*                   9,000             349
Verio*                                  1,400              63
                                                  -----------
                                                        2,773
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 1.3%
Apex*                                   5,000             186
Extreme Networks*                       6,100             482
Visual Networks*                        5,000             284
                                                  -----------
                                                          952
--------------------------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 0.3%
Splash Technologies*                   20,400             255
                                                  -----------
                                                          255
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.5%
Adaptive Broadband*                     5,000             268
American Mobile Satellite*              1,400              34
Globecomm Systems*                      2,200              59
                                                  -----------
                                                          361
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.4%
Cysive*                                 4,200             288
                                                  -----------
                                                          288
--------------------------------------------------------------------------------
 80

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
THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
As of March 31, 2000

 PBHG STRATEGIC SMALL COMPANY FUND
                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 4.4%
Anaren Microwave*                       5,000  $          479
Audiocodes Limited*                     3,000             301
Digital Lightwave*                      7,700             480
MCK Communications*                     7,500             359
Natural Microsystems*                   7,500             643
Pairgain Technologies*                  6,800             127
Tekelec*                               13,400             498
TUT Systems*                            5,000             298
Westell Technologies*                   5,000             159
                                                  -----------
                                                        3,344
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.1%
ICG Communications*                     2,200              79
                                                  -----------
                                                           79
--------------------------------------------------------------------------------
WEB HOSTING/PUBLISHING -- 0.5%
Verity*                                10,000             408
                                                  -----------
                                                          408
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.3%
Glenayre Technologies*                 37,000             650
Metro One Telecommunications*           6,400              85
Proxim*                                 4,300             515
RF Micro Devices*                       3,100             416
Spectrian*                              3,600              81
                                                  -----------
                                                        1,747
                                                  -----------
TOTAL TECHNOLOGY (COST $20,216)                        34,678
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
AIRLINES -- 0.2%
Midway Airlines*                       37,700             189
                                                  -----------
                                                          189
--------------------------------------------------------------------------------
TRANSPORTATION-AIR FREIGHT -- 0.3%
Airborne Freight                        8,000             192
                                                  -----------
                                                          192
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.7%
Hunt (J.B.) Transportation Services    10,800             148
US Xpress Enterprises*                 24,000             211
Yellow*                                 8,100             149
                                                  -----------
                                                          508
                                                  -----------
TOTAL TRANSPORTATION (COST $1,158)                        889
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 0.4%
ELECTRIC-INTEGRATED -- 0.1%
Idacorp                                 2,700              94
Madison Gas & Electric                    400               7
                                                  -----------
                                                          101
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
UGI                                     6,800      $      147
                                                  -----------
                                                          147
--------------------------------------------------------------------------------
WATER -- 0.1%
Philadelphia Suburban                   4,900              89
                                                  -----------
                                                           89
                                                  -----------
TOTAL UTILITIES (COST $338)                               337
                                                  -----------
TOTAL COMMON STOCK (COST $50,095)                      72,133
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.1%
J.P. Morgan
      6.10%, dated 03/31/00, matures 04/03/00,
      repurchase price $3,122,418 (collateralized
      by U.S. Government Obligations: total
      market value $3,184,928) (A)     $3,121           3,121
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $3,121)                3,121
                                                  -----------
TOTAL INVESTMENTS-- 100.0% (COST $53,216)             $75,254
                                                  -----------
                                                  -----------


Percentages are based on Net Assets of $75,225,094.
* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class
The accompanying notes are an integral part of the financial statements.

81
[LOGO OMITTED]

THE PBHG FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
March 31, 2000

                                                                                 ----------      ------------         -----------
                                                                                   PBHG               PBHG               PBHG
                                                                                   CORE             LARGE CAP           MID-CAP
                                                                                  GROWTH              VALUE              VALUE
                                                                                   FUND               FUND               FUND
                                                                                 ----------      -------------        -----------
ASSETS:
     Investment securities (Cost $133,845, $30,379, $52,212, $72,245,
       $18,325, $8,538, $2,939,020 and $50,095 respectively) at market value      $174,191            $31,877            $58,076
     Repurchase Agreements (Cost $90, $1,612, $6,995, $6,641, $4,557
       and $3,121 respectively) at market value                                         90              1,612              6,995
     Cash                                                                               --                 --                 --
     Dividends and interest receivable                                                  93                 16                 43
     Receivable for capital shares sold                                              2,374                818              1,956
     Receivable for investment securities sold                                      14,163              4,818              3,825
     Other assets                                                                       26                  5                  5
                                                                                  --------            -------            -------
     Total assets                                                                  190,937             39,146             70,900
                                                                                  --------            -------            -------
LIABILITIES:
     Payable for investment securities purchased                                     6,536              5,488             10,157
     Payable for capital shares purchased                                            5,175                216                 24
     Bank Overdraft                                                                    800                 --                 --
     Line of credit borrowing                                                       12,100                500                 --
     Accrued expenses                                                                  227                 20                 29
                                                                                  --------            -------            -------
     Total liabilities                                                              24,838              6,224             10,210
                                                                                  --------            -------            -------
NET ASSETS:
     Portfolio shares (authorized 200 million shares for each of the PBHG Core
       Growth, PBHG Large Cap Value, PBHG Mid-Cap Value, PBHG Small Cap Value,
       PBHG Focused Value, PBHG International, PBHG Technology & Communications
       and PBHG Strategic Small Company Funds -- $0.001 par value) based on
       5,490,314, 2,751,257, 4,392,625, 4,940,457, 1,218,299, 879,650,
       45,211,418 and 3,889,929 outstanding shares of common stock                 116,637             31,493             55,510
     Accumulated net investment income (loss)                                            6                 (4)                 1
     Accumulated net realized gain (loss) on investments                             9,110                (65)              (685)
     Net unrealized appreciation on investments and
       foreign currency translation                                                 40,346              1,498              5,864
                                                                                  --------            -------            -------
     NET ASSETS                                                                   $166,099            $32,922            $60,690
                                                                                  --------            -------            -------
     NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                 $30.25             $11.97             $13.82
                                                                                  --------            -------            -------
                                                                                  --------            -------            -------


                                                                                -----------  ----------- --------------
                                                                                   PBHG        PBHG
                                                                                 SMALL CAP    FOCUSED        PBHG
                                                                                   VALUE       VALUE     INTERNATIONAL
                                                                                   FUND        FUND          FUND
                                                                                -----------  ----------- --------------
ASSETS:
     Investment securities (Cost $133,845, $30,379, $52,212, $72,245,
       $18,325, $8,538, $2,939,020 and $50,095 respectively) at market value     $85,372      $20,746       $10,768
     Repurchase Agreements (Cost $90, $1,612, $6,995, $6,641, $4,557
       and $3,121 respectively) at market value                                    6,641        4,557            --
     Cash                                                                             --           --           659
     Dividends and interest receivable                                                10           13            20
     Receivable for capital shares sold                                            3,791        1,250            66
     Receivable for investment securities sold                                     7,807        1,440            16
     Other assets                                                                      7            9             1
                                                                                 --------     --------      --------
     Total assets                                                                103,628       28,015        11,530
                                                                                 --------     --------      --------
LIABILITIES:
     Payable for investment securities purchased                                  10,821        5,137            31
     Payable for capital shares purchased                                             73          296            91
     Bank Overdraft                                                                   --           --            --
     Line of credit borrowing                                                         --           --            --
     Accrued expenses                                                                100           26            26
                                                                                 --------     --------      --------
     Total liabilities                                                            10,994        5,459           148
                                                                                 --------     --------      --------
NET ASSETS:
     Portfolio shares (authorized 200 million shares for each of the PBHG Core
       Growth, PBHG Large Cap Value, PBHG Mid-Cap Value, PBHG Small Cap Value,
       PBHG Focused Value, PBHG International, PBHG Technology & Communications
       and PBHG Strategic Small Company Funds -- $0.001 par value) based on
       5,490,314, 2,751,257, 4,392,625, 4,940,457, 1,218,299, 879,650,
       45,211,418 and 3,889,929 outstanding shares of common stock                78,024       18,983         8,025
     Accumulated net investment income (loss)                                         (5)          --           (40)
     Accumulated net realized gain (loss) on investments                           1,488        1,152         1,167
     Net unrealized appreciation on investments and
       foreign currency translation                                               13,127        2,421         2,230
                                                                                 --------     --------      --------
     NET ASSETS                                                                  $92,634      $22,556       $11,382
                                                                                 --------     --------      --------
     NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE               $18.75       $18.51        $12.94
                                                                                 --------     --------      --------
                                                                                 --------     --------      --------


                                                                                ----------------  --------------
                                                                                      PBHG           PBHG
                                                                                  TECHNOLOGY &     STRATEGIC
                                                                                 COMMUNICATIONS   MALL COMPANY
                                                                                      FUND           FUND
                                                                                ----------------  -------------
ASSETS:
     Investment securities (Cost $133,845, $30,379, $52,212, $72,245,
       $18,325, $8,538, $2,939,020 and $50,095 respectively) at market value       $3,646,628       $72,133
     Repurchase Agreements (Cost $90, $1,612, $6,995, $6,641, $4,557
       and $3,121 respectively) at market value                                            --         3,121
     Cash                                                                                  --            --
     Dividends and interest receivable                                                  1,241             7
     Receivable for capital shares sold                                               144,526           115
     Receivable for investment securities sold                                        590,796         3,944
     Other assets                                                                          62             6
                                                                                   ----------       -------
     Total assets                                                                   4,383,253        79,326
                                                                                   ----------       -------
LIABILITIES:
     Payable for investment securities purchased                                      310,192         3,922
     Payable for capital shares purchased                                              36,268            69
     Bank Overdraft                                                                    72,636            --
     Line of credit borrowing                                                         116,000            --
     Accrued expenses                                                                   4,211           110
                                                                                   ----------       -------
     Total liabilities                                                                539,307         4,101
                                                                                   ----------       -------
NET ASSETS:
     Portfolio shares (authorized 200 million shares for each of the PBHG Core
       Growth, PBHG Large Cap Value, PBHG Mid-Cap Value, PBHG Small Cap Value,
       PBHG Focused Value, PBHG International, PBHG Technology & Communications
       and PBHG Strategic Small Company Funds -- $0.001 par value) based on
       5,490,314, 2,751,257, 4,392,625, 4,940,457, 1,218,299, 879,650,
       45,211,418 and 3,889,929 outstanding shares of common stock                  2,951,217        44,362
     Accumulated net investment income (loss)                                              --             2
     Accumulated net realized gain (loss) on investments                              185,121         8,823
     Net unrealized appreciation on investments and
       foreign currency translation                                                   707,608        22,038
                                                                                   ----------       -------
     NET ASSETS                                                                    $3,843,946       $75,225
                                                                                   ----------       -------
     NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                    $85.02        $19.34
                                                                                   ----------       -------
                                                                                   ----------       -------


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. [LOGO OMITTED]


82 & 83

THE PBHG FUNDS, INC.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
For the Year Ended March 31, 2000

                                      ---------    ----------   ----------- -------------- ------------   ---------   ----------
                                                      PBHG         PBHG                                                  PBHG
                                        PBHG        EMERGING     LARGE CAP      PBHG          PBHG          PBHG       LARGE CAP
                                       GROWTH        GROWTH       GROWTH    SELECT EQUITY  CORE GROWTH     LIMITED        20
                                        FUND          FUND         FUND         FUND          FUND          FUND         FUND
                                      ---------    ----------   ----------- -------------- -------------  ---------   -----------
INVESTMENT INCOME:
     Dividends                         $  253        $   73       $   252      $   39      $     95    $       14   $      463
     Interest                          12,173         4,054           333       2,499           248           617        2,117
     Less: Foreign Taxes Withheld          --            --            (3)         --            (1)           --          (27)
                                   ----------      --------      --------    --------       -------       -------     --------
     Total Investment Income           12,426         4,127           582       2,538           342           631        2,553
                                   ----------      --------      --------    --------       -------       -------     --------
EXPENSES:
     Investment Advisory Fees          32,748         7,263         1,148       4,326           941         1,143        5,274
     Administrative Fees                5,779         1,282           230         763           166           171          931
     Transfer Agent Fees                7,691         1,779           313         754           267           133        1,038
     Registration and Filing Fees        (168)          (14)           23           6            16             8          104
     Printing Fees                        323            69            26          79            11             7          117
     Professional Fees                    (13)          (12)           10           6            (3)           --           46
     Custodian Fees                        17            12             8           6             8            10           19
     Insurance                             72            16             2           3             2             2            4
     Directors' Fees                      119            23             6           7             4             3           23
     Miscellaneous Fees                   175            82            16          29            15            17           56
     Line of Credit Commitment Fees       270            55            11           9             6             6           33
     Interest Expense                     195            19             1          10            36            --            1
     Distribution Fees 1                  228            --            --          --            --            --           --
                                   ----------      --------      --------    --------       -------       -------     --------
         TOTAL EXPENSES                47,436        10,574         1,794       5,998         1,469         1,500        7,646
                                   ----------      --------      --------    --------       -------       -------     --------
     Waiver of Investment Advisory Fees    --            --            --          --            --            --           --
                                   ----------      --------      --------    --------       -------       -------     --------
         Net Expenses                  47,436        10,574         1,794       5,998         1,469         1,500        7,646
                                   ----------      --------      --------    --------       -------       -------     --------
NET INVESTMENT INCOME (LOSS)          (35,010)       (6,447)       (1,212)     (3,460)       (1,127)         (869)      (5,093)
                                   ----------      --------      --------    --------       -------       -------     --------
Net Realized Gain (Loss) from
   Security Transactions            1,444,408       253,905        73,256     243,578        68,016        48,591      272,534
Net Realized Loss on Foreign
   Currency Transactions                   --            --            --          --            --            --           --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments    2,040,376       356,132        36,253     255,606        16,011        51,160      242,817
                                   ----------      --------      --------    --------       -------       -------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS            3,484,784       610,037       109,509     499,184        84,027        99,751      515,351
                                   ----------      --------      --------    --------       -------       -------     --------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS       $3,449,774      $603,590      $108,297    $495,724       $82,900       $98,882     $510,258
                                   ----------      --------      --------    --------       -------       -------     --------
                                   ----------      --------      --------    --------       -------       -------     --------

                                         --------------  -----------    ---------   -------------   ---------  --------------
                                              PBHG           PBHG           PBHG         PBHG          PBHG
                                              NEW         LARGE CAP       MID-CAP     SMALL CAP      FOCUSED        PBHG
                                         OPPORTUNITIES      VALUE          VALUE        VALUE         VALUE     INTERNATIONAL
                                             FUND           FUND           FUND         FUND          FUND          FUND
                                         ---------------  ---------      ----------  ------------    --------   -------------
INVESTMENT INCOME:
     Dividends                          $        --      $    597       $    451     $     489     $      56     $    155
     Interest                                   272            91            100           173            24           17
     Less: Foreign Taxes Withheld                --            (3)            --            --            --          (11)
                                           --------        ------        -------       -------        ------       ------
     Total Investment Income                    272           685            551           662            80          161
                                           --------        ------        -------       -------        ------       ------
EXPENSES:
     Investment Advisory Fees                 1,419           245            364           703            49          117
     Administrative Fees                        213            57             64           105             9           17
     Transfer Agent Fees                        103            85            109           208            15           61
     Registration and Filing Fees                 7            16             19            33             4            3
     Printing Fees                               38            (1)            10             9             2            1
     Professional Fees                            9            (5)             3             2             1           --
     Custodian Fees                              26            13             16            17             8           18
     Insurance                                   --             1              1             1            --           --
     Directors' Fees                              4            (2)             1             3            --           --
     Miscellaneous Fees                           8             3             14            18            --           16
     Line of Credit Commitment Fees               6             2              4             4            --           --
     Interest Expense                            69             5             11             7            --           --
     Distribution Fees 1                         --            --             --            --            --           --
                                           --------        ------        -------       -------        ------       ------
         TOTAL EXPENSES                       1,902           419            616         1,110            88          233
                                           --------        ------        -------       -------        ------       ------
     Waiver of Investment Advisory Fees          --            --             --           (58)           (3)          --
                                           --------        ------        -------       -------        ------       ------
         Net Expenses                         1,902           419            616         1,052            85          233
                                           --------        ------        -------       -------        ------       ------
NET INVESTMENT INCOME (LOSS)                 (1,630)          266            (65)         (390)           (5)         (72)
                                           --------        ------        -------       -------        ------       ------
Net Realized Gain (Loss) from
   Security Transactions                    124,962         5,419         10,140        13,720         2,109        3,924
Net Realized Loss on Foreign
   Currency Transactions                         --            --             --            --            --          (38)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments            126,277          (715)         4,710        20,816         2,437       (1,438)
                                           --------        ------        -------       -------        ------       ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                    251,239         4,704         14,850        34,536         4,546        2,448
                                           --------        ------        -------       -------        ------       ------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS               $249,609        $4,970        $14,785       $34,146        $4,541       $2,376
                                           --------        ------        -------       -------        ------       ------
                                           --------        ------        -------       -------        ------       ------

                                       ----------   -------------- --------------
                                           PBHG           PBHG          PBHG
                                          CASH       TECHNOLOGY &   STRATEGIC
                                        RESERVES    COMMUNICATIONS    SMALL
                                          FUND           FUND      COMPANY FUND
                                        ---------   -------------- --------------
INVESTMENT INCOME:
     Dividends                          $     --    $      262      $    202
     Interest                             10,656         3,166           105
     Less: Foreign Taxes Withheld             --           (28)           --
                                          ------    ----------       -------
     Total Investment Income              10,656         3,400           307
                                          ------    ----------       -------
EXPENSES:
     Investment Advisory Fees                583        12,141           537
     Administrative Fees                     293         2,143            81
     Transfer Agent Fees                     247         1,899           122
     Registration and Filing Fees             32             5            25
     Printing Fees                            50           327            10
     Professional Fees                        19            73             3
     Custodian Fees                           20            33            24
     Insurance                                 2             5             1
     Directors' Fees                           7            43             3
     Miscellaneous Fees                       88            80            18
     Line of Credit Commitment Fees           --            26             4
     Interest Expense                         --           267             1
     Distribution Fees 1                      --            --            --
                                          ------    ----------       -------
         TOTAL EXPENSES                    1,341        17,042           829
                                          ------    ----------       -------
     Waiver of Investment Advisory Fee        --            --           (25)
                                          ------    ----------       -------
         Net Expenses                      1,341        17,042           804
                                          ------    ----------       -------
NET INVESTMENT INCOME (LOSS)               9,315       (13,642)         (497)
                                          ------    ----------       -------
Net Realized Gain (Loss) from
   Security Transactions                     (12)      931,007        20,058
Net Realized Loss on Foreign
   Currency Transactions                      --            --            --
Net Change in Unrealized Appreciation
   (Depreciation) on Investments              --       545,653        17,961
                                          ------    ----------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS                     (12)    1,476,660        38,019
                                          ------    ----------       -------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS              $9,303    $1,463,018       $37,522
                                          ------    ----------       -------
                                          ------    ----------       -------


1. All distribution fees are incurred in the Advisor Class.



Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]


84 & 85

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                         -------------------------     ---------------------------    ------------------------------
                                                   PBHG                           PBHG                          PBHG
                                                  GROWTH                     EMERGING GROWTH              LARGE CAP GROWTH
                                                   FUND                           FUND                          FUND
                                          ------------------------     ---------------------------   -------------------------------
                                           4/1/99         4/1/98          4/1/99         4/1/98         4/1/99          4/1/98
                                             to             to              to             to             to              to
                                           3/31/00        3/31/99         3/31/00        3/31/99        3/31/00         3/31/99
                                          ----------- ------------     -----------  --------------   -------------- ----------------
INVESTMENT ACTIVITIES:
   Net Investment Loss                 $   (35,010)    $  (40,167)    $   (6,447)     $   (8,193)    $   (1,212)     $  (1,004)
   Net Realized Gain (Loss) from
      Security Transactions              1,444,408       (123,200)       253,905         (34,951)        73,256         11,109
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments       2,040,376       (524,058)       356,132        (189,387)        36,253          9,077
                                         ---------      ---------      ---------        ---------       -------        -------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations           3,449,774       (687,425)       603,590        (232,531)       108,297         19,182
                                         ---------       ---------     ---------        ---------       -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        --             --            --               --            --              --
   Net Realized Gains from Security
     Transactions                         (146,848)            --        (31,621)         (3,473)       (38,911)        (9,078)
                                         ---------       ---------     ---------        ---------       -------        -------
   Total Distributions                    (146,848)            --        (31,621)         (3,473)       (38,911)        (9,078)
                                         ---------       ---------     ---------        ---------       -------        -------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                         8,396,419      2,989,888      4,764,340       2,067,441        161,752        130,237
   Shares Issued upon Reinvestment of
      Distributions                        140,393             --         30,659          3,287         36,766           8,663
   Shares Redeemed                      (8,520,260)    (4,423,533)    (4,766,038)     (2,502,873)      (155,028)      (150,577)
                                         ---------      ---------      ---------       ---------        -------        -------
   Total PBHG Class Transactions            16,552     (1,433,645)        28,961        (432,145)        43,490        (11,677)
                                         ---------      ---------      ---------       ---------        -------        -------
   Advisor Class
   Shares Issued                            30,264         21,461            --              --            --              --
   Shares Issued upon Reinvestment of
      Distributions                          3,951             --            --              --            --              --
   Shares Redeemed                         (39,497)       (33,023)           --              --            --              --
                                          ---------     ---------      ---------       ---------        -------        -------
   Total Advisor Class Transactions         (5,282)       (11,562)           --              --            --              --
                                          ---------     ---------      ---------       ---------        -------        -------
   Increase (Decrease) in Net Assets
      Derived from Capital Share
      Transactions                           11,270    (1,445,207)        28,961        (432,145)        43,490        (11,677)
                                          ---------     ---------      ---------       ---------        -------        -------
   Total Increase (Decrease) in
     Net Assets                           3,314,196    (2,132,632)       600,930        (668,149)       112,876         (1,573)
                                          ---------     ---------      ---------       ---------        -------        -------
NET ASSETS:
   Beginning of Period                    3,294,975     5,427,607        736,008       1,404,157        144,089        145,662
                                          ---------     ---------      ---------       ---------        -------        -------
   End of Period                         $6,609,171    $3,294,975     $1,336,938        $736,008       $256,965       $144,089
                                          ---------     ---------      ---------       ---------        -------        -------
                                          ---------     ---------      ---------       ---------        -------        -------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                           207,463        126,179        166,771          93,873          4,845          5,693
   Shares Issued upon Reinvestment of
       Distributions                         3,293             --            987            155          1,370             409
   Shares Redeemed                        (232,422)      (183,539)      (170,053)       (112,679)        (5,381)        (6,659)
                                          ---------      ---------     ---------        ---------        -------        -------
   Total PBHG Class Share Transactions     (21,666)       (57,360)        (2,295)        (18,651)           834           (557)
                                          ---------      ---------     ---------        ---------        -------        -------
   Advisor Class
   Shares Issued                               693            902            --               --            --              --
   Shares Issued upon Reinvestment of
       Distributions                            94             --            --               --            --              --
   Shares Redeemed                          (1,033)        (1,354)           --               --            --              --
                                           ---------      ---------     ---------         ---------        -------        -------
   Total Advisor Class Share Transactions     (246)          (452)           --               --            --              --
                                          ---------      ---------     ---------         ---------        -------        -------
   Net Increase (Decrease) in Shares
       Outstanding                         (21,912)       (57,812)        (2,295)        (18,651)           834           (557)
                                          ---------      ---------     ---------         ---------        -------        -------
                                          ---------      ---------     ---------         ---------        -------        -------


                                          ---------------------------  ------------------------------  ----------------------------
                                                     PBHG                           PBHG                           PBHG
                                                 SELECT EQUITY                   CORE GROWTH                      LIMITED
                                                     FUND                           FUND                           FUND
                                          ---------------------------  ------------------------------  -----------------------------
                                             4/1/99         4/1/98          4/1/99         4/1/98         4/1/99          4/1/98
                                               to             to              to             to             to              to
                                             3/31/00        3/31/99         3/31/00        3/31/99        3/31/00         3/31/99
                                          ------------ -------------- ---------------  --------------  ------------    -------------
INVESTMENT ACTIVITIES:
   Net Investment Loss                      $  (3,460)    $  (2,540)      $  (1,127)     $  (1,331)     $     (869)     $  (1,131)
   Net Realized Gain (Loss) from
      Security Transactions                   243,578        45,647          68,016         16,034          48,591          9,385
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments            255,606       (31,961)         16,011        (15,463)         51,160        (27,057)
                                             ---------      -------         -------        -------         -------        -------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                495,724        11,146          82,900           (760)         98,882        (18,803)
                                             ---------      -------         -------        -------         -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                          --            --             --              --             --              --
   Net Realized Gains from Security
     Transactions                             (56,886)          --             --              --         (22,649)        (5,915)
                                             ---------      -------         -------        -------         -------        -------
   Total Distributions                        (56,886)          --             --              --         (22,649)        (5,915)
                                             ---------      -------         -------        -------         -------        -------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                            2,772,860       193,042         303,542        203,788         20,694          9,499
   Shares Issued upon Reinvestment of
      Distributions                            55,117           --            --               --          21,960           5,730
   Shares Redeemed                         (1,811,421)     (304,360)       (306,828)      (282,053)       (71,768)       (60,668)
                                             ---------      -------         -------        -------         -------        -------
   Total PBHG Class Transactions            1,016,556      (111,318)         (3,286)       (78,265)       (29,114)       (45,439)
                                             ---------      -------         -------        -------         -------        -------
   Advisor Class
   Shares Issued                                 --             --             --              --             --              --
   Shares Issued upon Reinvestment of
      Distributions                              --             --             --              --             --              --
   Shares Redeemed                               --             --             --              --             --              --
                                             ---------      -------         -------        -------         -------        -------
   Total Advisor Class Transactions              --             --             --              --             --              --
                                             ---------      -------         -------        -------         -------        -------
   Increase (Decrease) in Net Assets
      Derived from Capital Share
      Transactions                          1,016,556      (111,318)         (3,286)       (78,265)        (29,114)       (45,439)
                                             ---------      -------         -------        -------         -------        -------
   Total Increase (Decrease) in
     Net Assets                             1,455,394      (100,172)         79,614        (79,025)         47,119        (70,157)
                                             ---------      -------         -------        -------         -------        -------
NET ASSETS:
   Beginning of Period                        235,904       336,076          86,485        165,510         108,011        178,168
                                             ---------      -------         -------        -------         -------        -------
   End of Period                           $1,691,298      $235,904        $166,099       $ 86,485        $155,130       $108,011
                                             ---------      -------         -------        -------         -------        -------
                                             ---------      -------         -------        -------         -------        -------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                               41,645         8,480          14,737         16,673           1,126            777
   Shares Issued upon Reinvestment of
       Distributions                            1,153           --             --             --             1,270            484
   Shares Redeemed                            (30,157)      (13,299)        (15,398)       (22,754)         (4,722)        (4,876)
                                              --------       -------         -------        -------         -------        -------
   Total PBHG Class Share Transactions         12,641        (4,819)           (661)        (6,081)         (2,326)        (3,615)
                                              --------       -------         -------        -------         -------        -------
   Advisor Class
   Shares Issued                                  --             --             --              --             --              --
   Shares Issued upon Reinvestment of
       Distributions                              --             --             --              --             --              --
   Shares Redeemed                                --             --             --              --             --              --
                                              --------      -------          -------        -------        -------        -------
   Total Advisor Class Share Transactions         --             --             --              --             --              --
                                              --------      -------          -------        -------        -------        -------
   Net Increase (Decrease) in Shares
       Outstanding                             12,641        (4,819)           (661)        (6,081)         (2,326)        (3,615)
                                              ---------      -------          -------       -------        -------        -------
                                              ---------      -------          -------       -------        -------        -------


                                            -----------------------------
                                                        PBHG
                                                    LARGE CAP 20
                                                        FUND
                                            -----------------------------
                                               4/1/99         4/1/98
                                                 to             to
                                               3/31/00        3/31/99
                                            ------------ ----------------
INVESTMENT ACTIVITIES:
   Net Investment Loss                      $   (5,093)   $   (2,501)
   Net Realized Gain (Loss) from
      Security Transactions                    272,534        32,587
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments             242,817       149,316
                                            ----------      --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                 510,258       179,402
                                            ----------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                           --             --
   Net Realized Gains from Security
     Transactions                             (104,393)       (5,087)
                                            ----------      --------
   Total Distributions                        (104,393)       (5,087)
                                            ----------      --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                               768,942       747,561
   Shares Issued upon Reinvestment of
      Distributions                            100,719         4,843
   Shares Redeemed                            (795,143)     (516,273)
                                            ----------      --------
   Total PBHG Class Transactions                74,518       236,131
                                            ----------      --------
   Advisor Class
   Shares Issued                                   --            --
   Shares Issued upon Reinvestment of
      Distributions                                --            --
   Shares Redeemed                                 --            --
                                            ----------      --------
   Total Advisor Class Transactions                --            --
                                            ----------      --------
   Increase (Decrease) in Net Assets
      Derived from Capital Share
      Transactions                              74,518       236,131
                                            ----------      --------
   Total Increase (Decrease) in
     Net Assets                                480,383       410,446
                                            ----------      --------
NET ASSETS:
   Beginning of Period                         603,077       192,631
                                            ----------      --------
   End of Period                            $1,083,460      $603,077
                                            ----------      --------
                                            ----------      --------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                22,265        40,903
   Shares Issued upon Reinvestment of
       Distributions                             3,214           254
   Shares Redeemed                             (26,069)      (28,184)
                                            ----------      --------
   Total PBHG Class Share Transactions            (590)       12,973
                                            ----------      --------
   Advisor Class
   Shares Issued                                    --             --
   Shares Issued upon Reinvestment of
       Distributions                                --             --
   Shares Redeemed                                  --             --
                                            ----------      --------
   Total Advisor Class Share Transactions           --             --
                                            ----------      --------
   Net Increase (Decrease) in Shares
       Outstanding                                (590)       12,973
                                            ----------      --------
                                            ----------      --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]

86 & 87

THE PBHG FUNDS, INC.

--------------------------------------------------------------------------------

                                                ----------------------       ---------------------      --------------------------
                                                         PBHG                         PBHG                        PBHG
                                                   NEW OPPORTUNITIES             LARGE CAP VALUE              MID-CAP VALUE
                                                         FUND                         FUND                        FUND
                                                ----------------------       ---------------------      --------------------------
                                                 4/1/99       2/12/99(3)      4/1/99       4/1/98          4/1/99       4/1/98
                                                   to            to             to           to              to           to
                                                 3/31/00       3/31/99        3/31/00      3/31/99         3/31/00      3/31/99
                                                ----------  ----------       ---------    --------      ----------     -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                 $ (1,630)    $     (12)     $    266       $  405        $    (65)    $      4
   Net Realized Gain (Loss) from Security
     Transactions                                124,962           566         5,419       17,489          10,140       11,898
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                    --             --           --            --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                       126,277         2,061          (715)      (2,893)          4,710       (2,155)
                                                 -------       -------       -------      -------         -------       ------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                   249,609         2,615         4,970       15,001          14,785        9,747
                                                 -------       -------       -------      -------         -------       ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                             --             --          (192)        (579)             (4)          --
   Distributions in excess of net
      investment income                              --             --           --            --             --            --
   Net Realized Gains from Security Transactions (11,102)           --        (8,414)      (9,589)        (11,964)      (3,487)
                                                 -------       -------       -------      -------         -------       ------
   Total Distributions                           (11,102)           --        (8,606)     (10,168)        (11,968)      (3,487)
                                                 -------       -------       -------      -------         -------       ------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                 423,099         4,982        30,431       38,949          62,855      130,518
   Shares Transfered 1                               --          9,767           --            --             --            --
   Shares Issued upon Reinvestment of
      Distributions                               10,730           --          8,390        9,896          11,660        3,287
   Shares Redeemed 2                            (333,478)         (622)      (47,185)     (85,232)        (73,623)    (137,257)
                                                 -------       -------       -------      -------         -------       ------
   Total PBHG Class Transactions                 100,351        14,127        (8,364)     (36,387)            892       (3,452)
                                                 -------       -------       -------      -------         -------       ------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions             100,351        14,127        (8,364)     (36,387)            892       (3,452)
                                                 -------       -------       -------      -------         -------       ------
   Total Increase (Decrease) in Net Assets       338,858        16,742       (12,000)     (31,554)          3,709        2,808
                                                 -------       -------       -------      -------         -------       ------
NET ASSETS:
   Beginning of Period                            16,742            --        44,922       76,476          56,981       54,173
                                                 -------       -------       -------      -------         -------       ------
   End of Period                                $355,600       $16,742       $32,922      $44,922         $60,690      $56,981
                                                 -------       -------       -------      -------         -------       ------
                                                 -------       -------       -------      -------         -------       ------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                   7,591           336         2,408        2,866           4,370        9,105
   Shares Transfered 1                               --            723           --            --             --            --
   Shares Issued upon Reinvestment of
     Distributions                                   192            --           715          762           1,026          286
   Shares Redeemed 2                              (5,178)          (42)       (3,616)      (6,262)         (4,780)      (9,156)
                                                 -------       -------       -------      -------          -------       ------
   Total PBHG Class Share Transactions             2,605         1,017          (493)      (2,634)            616          235
                                                 -------       -------       -------      -------          -------       ------
   Net Increase (Decrease) in Shares Outstanding   2,605         1,017          (493)      (2,634)            616          235
                                                 -------       -------       -------      -------          -------       ------
                                                 -------       -------       -------      -------          -------       ------


                                                 ---------------------------  ----------------------- -------------------------
                                                           PBHG                       PBHG                      PBHG
                                                      SMALL CAP VALUE             FOCUSED VALUE             INTERNATIONAL
                                                           FUND                       FUND                      FUND
                                                 ---------------------------  ----------------------- -------------------------
                                                    4/1/99       4/1/98        4/1/99       2/12/99(3)  4/1/99        4/1/98
                                                      to           to            to            to         to            to
                                                    3/31/00      3/31/99       3/31/00       3/31/99    3/31/00       3/31/99
                                                 -----------    ------------  ---------    ---------- ----------     ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                   $   (390)     $   (727)     $     (5)   $      --  $     (72)        $  5
   Net Realized Gain (Loss) from Security
     Transactions                                   13,720        (8,356)        2,109           93      3,924          624
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                      --             --           --            --        (38)         (61)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                          20,816       (14,071)        2,437          (55)    (1,438)         (15)
                                                   -------       -------       -------      -------    -------      -------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                      34,146       (23,154)        4,541           38      2,376          553
                                                   -------       -------       -------      -------    -------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                               --             --           --            --        --            (5)
   Distributions in excess of net
      investment income                                --             --           --            --        --          (201)
   Net Realized Gains from Security Transactions       --         (6,608)         (305)          --       (781)        (498)
                                                   -------       -------       -------      -------    -------      -------
   Total Distributions                                 --         (6,608)         (305)          --       (781)        (704)
                                                   -------       -------       -------      -------    -------      -------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                   105,635       122,004        20,548        3,079     38,500       54,185
   Shares Transfered 1                                 --             --           --         1,294        --            --
   Shares Issued upon Reinvestment of
      Distributions                                    --          5,980           304           --        749          687
   Shares Redeemed 2                              (116,934)     (154,269)       (6,190)        (753)   (41,682)     (63,406)
                                                   -------       -------       -------      -------    -------      -------
   Total PBHG Class Transactions                   (11,299)      (26,285)       14,662        3,620     (2,433)      (8,534)
                                                   -------       -------       -------      -------    -------      -------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (11,299)      (26,285)       14,662        3,620     (2,433)      (8,534)
                                                   -------       -------       -------      -------    -------      -------
   Total Increase (Decrease) in Net Assets          22,847       (56,047)       18,898        3,658       (838)      (8,685)
                                                   -------       -------       -------      -------    -------      -------
NET ASSETS:
   Beginning of Period                              69,787       125,834         3,658           --     12,220       20,905
                                                   -------       -------       -------      -------    -------      --------
   End of Period                                   $92,634     $  69,787       $22,556   $    3,658  $  11,382    $  12,220
                                                   -------       -------       -------      -------    -------      -------
                                                   -------       -------       -------      -------    -------      -------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                     7,348         9,257         1,289          297      3,260        4,707
   Shares Transfered 1                                 --             --           --           126        --            --
   Shares Issued upon Reinvestment of
     Distributions                                     --            486            24           --         59           61
   Shares Redeemed 2                                (8,540)      (11,790)         (445)         (73)    (3,493)      (5,450)
                                                   -------       -------       -------      -------    -------      -------
   Total PBHG Class Share Transactions              (1,192)       (2,047)          868          350       (174)        (682)
                                                   -------       -------       -------      -------    -------      -------
   Net Increase (Decrease) in Shares Outstanding    (1,192)       (2,047)          868          350       (174)        (682)
                                                   -------       -------       -------      -------    -------      -------
                                                   -------       -------       -------      -------    -------      -------

                                                         --------------------------
                                                                   PBHG
                                                               CASH RESERVES
                                                                   FUND
                                                         -------------------------
                                                           4/1/99        4/1/98
                                                             to            to
                                                           3/31/00       3/31/99
                                                         ----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                      $      9,315       $  6,191
   Net Realized Gain (Loss) from Security
     Transactions                                             (12)             6
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                             --              --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                                    --              --
                                                      -----------     ----------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                              9,303          6,197
                                                      -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                   (9,312)        (6,192)
   Distributions in excess of net
      investment income                                        --             --
   Net Realized Gains from Security Transactions               --             --
                                                      -----------     ----------
   Total Distributions                                     (9,312)        (6,192)
                                                      -----------     ----------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                       12,080,349      3,499,237
   Shares Transfered 1                                        --              --
   Shares Issued upon Reinvestment of
      Distributions                                         6,503          4,628
   Shares Redeemed 2                                  (11,651,624)    (3,477,205)
                                                      -----------     ----------
   Total PBHG Class Transactions                          435,228         26,660
                                                      -----------     ----------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                      435,228         26,660
                                                      -----------     ----------
   Total Increase (Decrease) in Net Assets                435,219         26,665
                                                      -----------     ----------
NET ASSETS:
   Beginning of Period                                    144,239        117,574
                                                      -----------     ----------
   End of Period                                     $    579,458       $144,239
                                                      -----------     ----------
                                                      -----------     ----------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                       12,080,349      3,499,237
   Shares Transfered 1                                        --              --
   Shares Issued upon Reinvestment of
     Distributions                                          6,503          4,628
   Shares Redeemed 2                                  (11,651,624)    (3,477,205)
                                                      -----------     ----------
   Total PBHG Class Share Transactions                    435,228         26,660
                                                      -----------     ----------
   Net Increase (Decrease) in Shares Outstanding          435,228         26,660
                                                      -----------     ----------
                                                      -----------     ----------

1. Net asset value of shares issued in connection with the transfer of the PBHG Advisor Funds, Inc. Reference note 6 to Financial Statements.

2. Included in capital shares redeemed for the PBHG Large Cap Value Fund was an in-kind redemption on January 4, 1999 of 3,232,902 shares and $44,452,402.

3. The PBHG New Opportunities and PBHG Focused Value Funds commenced operations on February 12, 1999.

    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]
88 & 89

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000) -- Concluded
--------------------------------------------------------------------------------

                                                                     --------------------------------  -----------------------------
                                                                            PBHG TECHNOLOGY &              PBHG STRATEGIC
                                                                             COMMUNICATIONS                 SMALL COMPANY
                                                                                  FUND                          FUND
                                                                     --------------------------------  -----------------------------
                                                                          4/1/99         4/1/98         4/1/99          4/1/98
                                                                            to             to             to              to
                                                                          3/31/00        3/31/99        3/31/00         3/31/99
                                                                     ----------------   -------------  -----------    -------------
INVESTMENT ACTIVITIES:
   Net Investment Loss                                                $  (13,642)    $    (3,886)   $      (497)       $  (705)
   Net Realized Gain from Security Transactions                          931,007         119,887         20,058          2,035
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Transactions                       545,653          34,248         17,961        (14,689)
                                                                       ---------       ---------        -------         -------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                   1,463,018         150,249         37,522        (13,359)
                                                                       ---------       ---------        -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                                      --              --             --              --
   Net Realized Gains from Security Transactions                        (117,239)         (5,296)        (4,358)        (2,717)
                                                                       ---------       ---------        -------         -------
   Total Distributions                                                  (117,239)         (5,296)        (4,358)        (2,717)
                                                                       ---------       ---------        -------         -------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                       7,338,547       1,546,866         65,830         43,247
   Shares Issued upon Reinvestment of Distributions                      112,647           4,857          4,220          2,579
   Shares Redeemed                                                    (5,489,432)     (1,655,968)       (76,018)       (93,704)
                                                                       ---------       ---------        -------        --------
   Total PBHG Class Transactions                                       1,961,762        (104,245)        (5,968)       (47,878)
                                                                       ---------       ---------        -------        --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                        1,961,762        (104,245)        (5,968)       (47,878)
                                                                       ---------       ---------        -------        --------
   Total Increase (Decrease) in Net Assets                             3,307,541          40,708         27,196        (63,954)
                                                                       ---------       ---------        -------        --------
NET ASSETS:
   Beginning of Period                                                   536,405         495,697         48,029        111,983
                                                                       ---------       ---------        -------        --------
   End of Period                                                      $3,843,946        $536,405        $75,225        $48,029
                                                                       ---------       ---------        -------        --------
                                                                       ---------       ---------        -------        --------
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                         129,967          75,144          4,970          3,991
   Shares Issued upon Reinvestment of Distributions                        1,941            249            300             249
   Shares Redeemed                                                      (106,139)        (81,676)        (5,936)        (8,374)
                                                                       ---------       ---------        -------        --------
   Total PBHG Class Share Transactions                                    25,769          (6,283)          (666)        (4,134)
                                                                       ---------       ---------        -------        --------
   Net Increase (Decrease) in Shares Outstanding                          25,769          (6,283)          (666)        (4,134)
                                                                       ---------       ---------        -------        --------
                                                                       ---------       ---------        -------        --------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements. [LOGO OMITTED] 90

THE PBHG FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended March 31, 2000




           Net                                                                           Net                       Net
          Asset        Net        Realized and       Distributions   Distributions     Asset                     Assets
          Value     Investment     Unrealized          from Net          from           Value                     End
        Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
        of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
------------------------------------------------------------------------------------------------------------------------------
-----------------
PBHG GROWTH FUND
-----------------
  PBHG CLASS
  2000 2 $24.51      $(0.33)         $36.14               --           $(1.59)        $58.73        148.57     $6,465,234
  1999 2  28.23       (0.24)          (3.48)              --               --          24.51        (13.18)     3,228,740
  1998    21.06       (0.26)           7.43               --               --          28.23         34.05 %    5,338,380
  1997    25.30       (0.10)          (4.14)              --               --          21.06        (16.76)%    4,634,138
  1996 1  16.70       (0.06)           8.66               --               --          25.30         51.50 %    3,298,666

  PBHG ADVISOR CLASS
  2000 2 $24.35      $(0.42)         $35.85               --           $(1.59)        $58.19        147.98 %   $  143,937
  1999 2  28.12       (0.30)          (3.47)              --               --          24.35        (13.41)%       66,235
  1998    21.03       (0.15)           7.24               --               --          28.12         33.71 %       89,227
  1997 1  25.42       (0.06)          (4.33)              --               --          21.03        (17.27)%+      12,991

--------------------------
PBHG EMERGING GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2 $20.61      $(0.21)         $20.76               --           $(1.16)        $40.00        101.33 %   $1,336,938
  1999 2  25.83       (0.18)          (4.96)              --            (0.08)         20.61        (19.91)%      736,008
  1998    19.26       (0.24)           6.81               --               --          25.83         34.11 %    1,404,157
  1997    23.07       (0.11)          (2.87)              --            (0.83)         19.26        (13.71)%    1,195,620
  1996    16.10       (0.07)           8.03               --            (0.99)         23.07         50.16 %      689,705

---------------------------
PBHG LARGE CAP GROWTH FUND
---------------------------
  PBHG CLASS
  2000 2 $24.57      $(0.23)         $21.32               --           $(7.29)        $38.37         98.60 %   $  256,965
  1999 2  22.69       (0.16)           3.53               --            (1.49)         24.57         15.90 %      144,089
  1998    14.26       (0.19)           8.82               --            (0.20)         22.69         60.80 %      145,662
  1997    14.53       (0.05)          (0.21)              --            (0.01)         14.26         (1.77)%      119,971
  1996 4  10.00       (0.03)           4.97               --            (0.41)         14.53         50.47 %*      53,759

------------------------
PBHG SELECT EQUITY FUND
------------------------
  PBHG CLASS
  2000 2 $25.93      $(0.34)         $58.71               --           $(6.49)        $77.81        240.82 %   $1,691,298
  1999 2  24.15       (0.21)           1.99               --               --          25.93          7.37 %      235,904
  1998    15.91       (0.44)           8.68               --               --          24.15         51.79 %      336,076
  1997    17.27       (0.13)          (1.03)              --            (0.20)         15.91         (6.94)%      372,486
  1996 4  10.00       (0.05)           7.68               --            (0.36)         17.27         77.75 %*     202,796

----------------------
PBHG CORE GROWTH FUND
----------------------
  PBHG CLASS
  2000 2 $14.06      $(0.20)         $16.39               --               --         $30.25        115.15 %   $  166,099
  1999 2  13.53       (0.14)           0.67               --               --          14.06          3.92 %       86,485
  1998    10.34       (0.33)           3.52               --               --          13.53         30.85 %      165,510
  1997    11.82       (0.09)          (1.39)              --               --          10.34        (12.52)%      283,995
  1996 3  10.00          --            1.82               --               --          11.82         18.20 %+      31,092

------------------
PBHG LIMITED FUND
------------------
  PBHG CLASS
  2000 2 $11.95      $(0.12)         $15.20               --           $(3.92)       $23.11         137.27 %   $  155,130
  1999 2  14.08       (0.10)          (1.45)              --            (0.58)        11.95         (11.01)%      108,011
  1998     9.05       (0.10)           5.53               --            (0.40)        14.08          60.78 %      178,168
  1997 6  10.00        0.02           (0.93)          $(0.03)           (0.01)         9.05          (9.15)%+     137,520


                                                                      Ratio
                                 Ratio                               of Net
                                of Net            Ratio              Investment
                              Investment        of Expenses       Income (Loss)
              Ratio             Income          to Average         to Average
           of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
            to Average        to Average       (Excluding          (Excluding         Turnover
            Net Assets        Net Assets         Waivers)            Waivers)          Rate
------------------------------------------------------------------------------------------------
-----------------
PBHG GROWTH FUND
-----------------
  PBHG CLASS
  2000 2   1.23%            (0.90)%            1.23%               (0.90)%         107.73%
  1999 2   1.32%            (0.99)%            1.32%               (0.99)%          80.51%
  1998     1.26%            (0.74)%            1.26%               (0.74)%          94.21%
  1997     1.25%            (0.69)%            1.25%               (0.69)%          64.89%
  1996 1   1.48%            (0.79)%            1.48%               (0.79)%          44.64%

  PBHG ADVISOR CLASS
  2000 2   1.48%            (1.15)%            1.48%               (1.15)%         107.73%
  1999 2   1.57%            (1.24)%            1.57%               (1.24)%          80.51%
  1998     1.51%            (1.02)%            1.51%               (1.02)%          94.21%
  1997 1   1.53%*           (1.11)%*           1.53%*              (1.11)%*         64.89%

--------------------------
PBHG EMERGING GROWTH FUND
--------------------------
  PBHG CLASS
  2000 2   1.24%            (0.76)%            1.24%              (0.76)%          141.81%
  1999 2   1.34%            (0.80)%            1.34%              (0.80)%          101.53%
  1998     1.27%            (0.80)%            1.27%              (0.80)%           95.21%
  1997     1.28%            (0.36)%            1.28%              (0.36)%           47.75%
  1996     1.47%            (0.42)%            1.47%              (0.42)%           97.05%

---------------------------
PBHG LARGE CAP GROWTH FUND
---------------------------
  PBHG CLASS
  2000 2   1.17%            (0.79)%            1.17%              (0.79)%          184.36%
  1999 2   1.25%            (0.71)%            1.25%              (0.71)%           46.16%
  1998     1.22%            (0.79)%            1.22%              (0.79)%           46.56%
  1997     1.23%            (0.47)%            1.23%              (0.47)%           51.70%
  1996 4   1.50%*           (0.66)%*           2.07%*             (1.23)%*         116.75%

------------------------
PBHG SELECT EQUITY FUND
------------------------
  PBHG CLASS
  2000 2   1.18%             (0.68)%            1.18%              (0.68)%          200.56%
  1999 2   1.34%             (0.90)%            1.34%              (0.90)%           56.59%
  1998     1.35%             (1.15)%            1.35%              (1.15)%           72.16%
  1997     1.26%             (0.76)%            1.26%              (0.76)%           71.70%
  1996 4   1.50%*            (0.74)%*           1.73%*             (0.97)%*         206.22%

----------------------
PBHG CORE GROWTH FUND
----------------------
  PBHG CLASS
  2000 2   1.33%             (1.02)%            1.33%              (1.02)%          312.32%
  1999 2   1.45%             (1.16)%            1.45%              (1.16)%          120.93%
  1998     1.35%             (1.07)%            1.35%              (1.07)%           72.78%
  1997     1.36%             (0.77)%            1.36%              (0.77)%           46.75%
  1996 3   1.50%*            (0.18)%*           2.92%*             (1.60)%*          17.00%

------------------
PBHG LIMITED FUND
------------------
  PBHG CLASS
  2000 2   1.32%             (0.76)%            1.32%              (0.76)%          107.78%
  1999 2   1.40%             (0.81)%            1.40%              (0.81)%          111.07%
  1998     1.40%             (0.72)%            1.40%              (0.72)%           81.36%
  1997 6   1.42%*             0.33 %*           1.42%*              0.33 %*          75.46%



The accompanying notes are an integral part of the financial statements.

91 [LOGO OMITTED]

THE PBHG FUNDS, INC.

FINANCIAL HIGHLIGHTS -- CONCLUDED
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Period Ended March 31, 2000


           Net                                                                          Net                         Net
          Asset        Net        Realized and       Distributions   Distributions     Asset                      Assets
          Value     Investment     Unrealized          from Net          from          Value                       End
        Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
        of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
-------------------------------------------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2  $24.10      $(0.25)         $26.26              --            $(5.77)         $44.34       117.88 %  $1,083,460
  1999 2   15.98       (0.12)           8.46              --             (0.22)          24.10        52.52 %     603,077
  1998      9.25       (0.07)           6.80              --                --           15.98        72.76 %     192,631
  1997 7   10.00       (0.01)          (0.73)          $(0.01)              --            9.25        (7.40)%+     69,819

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2  $16.47      $(0.71)         $85.60              --           $(3.17)          $98.19       529.94 %  $  355,600
  1999 10  13.52       (0.01)           2.96              --               --            16.47        21.82 %+     16,742

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000    $13.85       $0.12           $1.78           $(0.08)         $(3.70)          $11.97        14.25 %  $   32,922
  1999     13.01        0.08            2.45            (0.10)          (1.59)           13.85        20.29 %      44,922
  1998     10.11        0.02            3.84            (0.06)          (0.90)           13.01        39.47 %      76,476
  1997 8   10.00        0.02            0.09               --              --            10.11         1.10 %+     26,262
------------------------
PBHG MID-CAP VALUE FUND
------------------------
  PBHG CLASS
  2000 2  $15.09      $(0.02)          $5.03               --          $(6.28)          $13.82        42.21 %  $   60,690
  1999     15.30          --            0.92               --           (1.13)           15.09         8.35 %      56,981
  1998 9   10.00       (0.01)           6.00               --           (0.69)           15.30        61.06 %+     54,173

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2  $11.38      $(0.08)          $7.45               --              --           $18.75        64.76 %  $   92,634
  1999 2   15.38       (0.09)          (3.06)              --          $(0.85)           11.38       (20.93)%      69,787
  1998 9   10.00       (0.03)           6.15               --           (0.74)           15.38        62.27 %+    125,834

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2  $10.46      $(0.01)          $8.93               --          $(0.87)          $18.51        89.17 %  $   22,556
  1999 10  10.32          --            0.14               --              --            10.46         1.36 %+      3,658

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  2000 2  $11.60      $(0.08)          $2.30              --           $(0.88)          $12.94        19.29 %  $   11,382
  1999 11  12.04       (0.14)           0.29          $(0.17)           (0.42)           11.60         1.42 %      12,220
  1998     11.26       (0.03)           1.83              --            (1.02)           12.04        17.46 %      20,905
  1997     10.55          --            0.71              --               --            11.26          6.7 %      21,265
  1996      9.13       (0.04)           1.46              --               --            10.55        15.55 %      11,243

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000    $ 1.00       $0.05              --          $(0.05)              --           $ 1.00         4.81 %  $  579,458
  1999      1.00        0.05              --           (0.05)              --             1.00         4.84 %     144,239
  1998      1.00        0.05              --           (0.05)              --             1.00         5.13 %     117,574
  1997      1.00        0.05              --           (0.05)              --             1.00         4.89 %     341,576
  1996 4    1.00        0.05              --           (0.05)              --             1.00         5.24 %*     99,001


                                                                     Ratio
                                 Ratio                               of Net
                                of Net            Ratio            Investment
                              Investment        of Expenses       Income (Loss)
              Ratio             Income          to Average         to Average
           of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
           to Average         to Average       (Excluding          (Excluding         Turnover
           Net Assets         Net Assets         Waivers             Waivers            Rate
---------------------------------------------------------------------------------------------
----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  2000 2     1.23%             (0.82)%            1.23%              (0.82)%         147.35%
  1999 2     1.27%             (0.64)%            1.27%              (0.64)%          76.41%
  1998       1.41%             (0.79)%            1.41%              (0.79)%          98.27%
  1997 7     1.50%*             0.17 %*           1.50%*              0.17 %*         43.98%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  2000 2     1.34%             (1.15)%            1.34%             (1.15)%          668.31%
  1999 10    1.50%*            (0.80)%*           1.59%*            (0.89)%*         109.43%

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000       1.11%               0.71%            1.11%               0.71%         1018.03%
  1999       1.01%               0.59%            1.01%               0.59%          568.20%
  1998       1.17%               0.98%            1.17%               0.98%          403.59%
  1997 8     1.50%*              1.61%*           1.74%*              1.37%*           0.00%
------------------------
PBHG MID-CAP VALUE FUND
------------------------
  PBHG CLASS
  2000 2     1.44%             (0.15)%            1.44%             (0.15)%          742.57%
  1999       1.33%               0.01%            1.33%               0.01%          732.73%
  1998 9     1.47%*            (0.17)%*           1.47%*            (0.17)%*         399.96%

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  2000 2     1.50%             (0.56)%            1.58%             (0.64)%          352.85%
  1999 2     1.48%             (0.71)%            1.48%             (0.71)%          273.87%
  1998 9     1.49%*            (0.52)%*           1.49%*            (0.52)%*         263.04%

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  2000 2     1.50%             (0.10)%            1.55%             (0.15)%          853.36%
  1999 10    1.50%*              0.09%*           2.67%*             1.08)%*         173.09%

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  2000 2     2.00%             (0.62)%            2.00%             (0.62)%           90.17%
  1999 11    1.97%             (0.35)%            1.97%             (0.35)%           59.74%
  1998       2.00%             (0.13)%            2.00%             (0.13)%           85.94%
  1997       2.22%             (0.32)%            2.22%             (0.32)%           74.82%
  1996       2.25%             (0.22)%            3.03%             (1.00)%          140.26%

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  2000       0.69%               4.78%            0.69%               4.78%              n/a
  1999       0.70%               4.72%            0.70%               4.72%              n/a
  1998       0.68%               5.00%            0.68%               5.00%              n/a
  1997       0.68%               4.79%            0.68%               4.79%              n/a
  1996 4     0.70%*              5.05%*           0.88%*              4.87%*             n/a

The accompanying notes are an integral part of the financial statements.

92 [LOGO OMITTED]

THE PBHG FUNDS, INC.



           Net                                                                          Net                         Net
          Asset        Net        Realized and       Distributions   Distributions     Asset                      Assets
          Value     Investment     Unrealized          from Net          from          Value                       End
        Beginning     Income    Gains or (Losses)    Investment        Capital          End          Total      of Period
        of Period     (Loss)      on Securities        Income           Gains         of Period     Return        (000)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2  $27.59     $(0.54)         $62.84               --            $(4.87)         $85.02      233.99 %  $3,843,946
  1999 2   19.27      (0.19)           8.80               --             (0.29)          27.59       45.33 %     536,405
  1998     14.63      (0.23)           5.72               --             (0.85)          19.27       38.29 %     495,697
  1997     12.48      (0.05)           2.55               --             (0.35)          14.63       19.59 %     493,156
  1996 5   10.00      (0.02)           2.50               --                --           12.48       24.82 %+     61,772

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  2000 2 $ 10.54     $(0.13)         $10.18               --            $(1.25)         $19.34       99.74 %  $   75,225
  1999 2   12.89      (0.11)          (1.78)              --            $(0.46)          10.54      (14.52)%      48,029
  1998      8.86      (0.11)           5.01               --             (0.87)          12.89       56.54 %     111,983
  1997 8   10.00         --           (1.14)              --                --            8.86      (11.40)%+     61,382

                                                                    Ratio
                               Ratio                               of Net
                              of Net            Ratio            Investment
                            Investment        of Expenses       Income (Loss)
            Ratio             Income          to Average         to Average
         of Expenses          (Loss)           Net Assets         Net Assets       Portfolio
         to Average         to Average       (Excluding          (Excluding         Turnover
         Net Assets         Net Assets         Waivers             Waivers            Rate
----------------------------------------------------------------------------------------------
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  2000 2     1.19%             (0.96)%            1.19%              (0.96)%           362.38%
  1999 2     1.34%             (0.96)%            1.34%              (0.96)%           276.07%
  1998       1.30%             (0.91)%            1.30%              (0.91)%           259.89%
  1997       1.33%             (0.59)%            1.33%              (0.59)%           289.91%
  1996 5     1.50%*            (0.50)%*           2.00%*             (1.00)%*          125.99%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  2000 2     1.50%             (0.93)%            1.55%              (0.98)%           240.55%
  1999 2     1.50%             (0.97)%            1.54%              (1.01)%           140.89%
  1998       1.45%             (0.92)%            1.45%              (0.92)%           215.46%
  1997 8     1.50%*             0.18 %*           1.50%*               0.18%*           88.88%

  * Annualized
  + Total returns and portfolio turnover have not been annualized.
  1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996. 2 Per share calculations were performed using average shares for the period. 3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
  4 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG
    Cash Reserves Fund commenced operations on April 5, 1995.
  5 The PBHG Technology & Communications Fund commenced operations on September
    29, 1995.
  6 The PBHG Limited Fund commenced operations on June 28, 1996.
  7 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
  8 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund
    commenced operations on December 31, 1996.
  9 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
 10 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
 11 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

[LOGO OMITTED]

THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of March 31, 2000



1.  ORGANIZATION

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with sixteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG International Fund (the "International Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), and the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, the Focused Value and the Technology & Communications Funds which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of it's investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.



2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange and for which market quotations are available are valued at the last quoted sales price on each business day (normally 4:00 pm Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2000, attributable to certain net operating losses which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, have been reclassified to the following accounts:

                                       ACCUMULATED NET   UNDISTRIBUTED NET
                       PAID-IN-CAPITAL  REALIZED GAIN    INVESTMENT INCOME
                            (000)           (000)              (000)
                       --------------- ---------------   ------------------
Growth Fund               $632,959         $(667,969)       $35,010
Emerging Growth Fund       150,279          (156,726)         6,447
Large Cap Growth Fund       19,966           (21,178)         1,212
Select Equity Fund         174,473          (177,933)         3,460
Core Growth Fund            18,845           (19,975)         1,130
Limited Fund                11,306           (12,175)           869
Large Cap 20 Fund          103,605          (108,696)         5,091
New Opportunities Fund      72,343           (73,973)         1,630
Large Cap Value Fund         5,143            (4,993)         (150)
Mid-Cap Value Fund          10,619           (10,683)            64
Small Cap Value Fund         3,324            (3,669)           345
Focused Value Fund             734              (739)             5
International Fund           1,895            (1,960)            65
Cash Reserves Fund              --                 --            --
Technology &
   Communications Fund     704,923          (718,565)        13,642
Strategic Small Company Fund 8,204            (8,684)           480


These reclassifications have no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Directors require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

[LOGO OMITTED]

THE PBHG FUNDS, INC.



FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. At March 31, 2000 the International Fund had forward foreign currency contracts outstanding as follows:

    CONTRACTS                                      UNREALIZED
  TO (DELIVER)/        IN          SETTLEMENT     APPRECIATION
     RECEIVE      EXCHANGE FOR        DATE       (DEPRECIATION)
  ------------    ------------     ----------     ------------
  DKK (4,621)         (581)         04/03/00         ($12)
  GBP (1,978)       19,108          04/04/00          $30

DKK = DANISH KRONER, GBP = BRITISH POUND


OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets) to 1.50% and to not more than 2.25% of the average daily net assets of the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds and 2.25% for the International Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. At March 31, 2000, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement were as follows:


   Small Cap Value Fund                     $57,833
   Strategic Small Company Fund             $52,037
   Focused Value Fund                       $ 5,317
   New Opportunities Fund                   $ 1,340


Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65%, 0.40% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund.

Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

95

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
THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
--------------------------------------------------------------------------------
As of March 31, 2000



PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.04% of the average daily assets of each portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) PBHG Insurance Series Fund, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily assets of each portfolio in the PBHG Fund Family, and 0.02% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $10 billion.

The Adviser has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Portfolio. Listed below are the amounts SEI Investments earned for its services from each Portfolio for the year ended March 31, 2000, and are reflected as a reduction of interest income.

Growth Fund                                       $113,877
Emerging Growth Fund                                38,328
Large Cap Growth Fund                                3,174
Select Equity Fund                                  23,035
Core Growth Fund                                     2,359
Limited Fund                                         5,926
Large Cap 20 Fund                                   20,174
New Opportunities Fund                               2,596
Large Cap Value Fund                                   891
Mid-Cap Value Fund                                   1,007
Small Cap Value Fund                                 1,639
Focused Fund                                           233
Technology & Communications Fund                    29,680
Strategic Small Company Fund                         1,023

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Fund of up to 0.25% of the average daily net assets of the Advisor Class shares for certain distribution and shareholder services. Currently only the Growth Fund has Advisor Class shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for each of the Portfolios except the International Fund. The Northern Trust Company serves as the custodian for the International Fund.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of those services. UAMSSC receives no fees directly from the Portfolios.

SHAREHOLDER SERVICE FEES (INCLUDING OUT OF POCKET EXPENSES) PAID TO PBHG FUND SERVICES FOR THE FISCAL YEAR ENDED MARCH 31, 2000 WERE:

                                 AMOUNT
                                  (000)
                             --------------
Growth Fund                     $1,397
Emerging Growth Fund               456
Large Cap Growth Fund              116
Select Equity Fund                 224
Core Growth Fund                   113
Limited Fund                        64
Large Cap 20 Fund                  321
New Opportunities Fund              36
Large Cap Value Fund                52
Mid-Cap Value Fund                  36
Small Cap Value Fund                34
Focused Value Fund                   7
International Fund                  24
Cash Reserves Fund                 104
Technology & Communications Fund   520
Strategic Small Company Fund        43

Officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.



4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the fiscal year ended March 31, 2000 were as follows:

                                PURCHASES          SALES
                                  (000)            (000)
                             --------------   --------------
Growth Fund                  $3,915,198         $4,745,240
Emerging Growth Fund          1,097,303          1,191,454
Large Cap Growth Fund           271,747            281,337
Select Equity Fund            2,048,024            984,522
Core Growth Fund                331,653            327,225
Limited Fund                    111,210            162,297
Large Cap 20 Fund               863,347            957,953
New Opportunities Fund        1,071,669            938,969
Large Cap Value Fund            361,723            376,582
Mid-Cap Value Fund              313,777            322,832
Small Cap Value Fund            237,647            254,801
Focused Value Fund               64,436             51,820
International Fund                2,461              6,245
Technology & Communications
   Fund                       6,658,980          4,984,267
Strategic Small Company Fund    124,200            137,039



[LOGO OMITTED]

THE PBHG FUNDS, INC.



The tax aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios at March 31, 2000 are as follows:


                                                         NET
                                                      UNREALIZED
                            UNREALIZED   UNREALIZED  APPRECIATION/
                           APPRECIATION DEPRECIATION (DEPRECIATION)
                               (000)        (000)        (000)
                          ------------- ------------  -------------
Growth Fund               $3,202,026     $135,174     $3,066,852
Emerging Growth Fund         547,662       36,213        511,449
Large Cap Growth Fund        100,481        3,792         96,689
Select Equity Fund           481,292      128,507        352,785
Core Growth Fund              51,896       11,550         40,346
Limited Fund                  77,526        1,815         75,711
Large Cap 20 Fund            451,184       11,616        439,568
New Opportunities Fund       150,107       20,494        129,613
Large Cap Value Fund           2,019          521          1,498
Mid-Cap Value Fund             6,926        1,062          5,864
Small Cap Value Fund          16,904        3,777         13,127
Focused Value Fund             2,709          288          2,421
International Fund             2,524          294          2,230
Technology &
Communications Fund        1,036,171      328,563        707,608
Strategic Small
Company Fund                  25,434        3,396         22,038

The difference between book and tax cost basis at March 31, 2000 was immaterial. The Cash Reserves Fund had a capital loss carryforward of $11,635 expiring in 2008 at March 31, 2000, that can be used to offset future capital gains. During fiscal year end of March 31, 2000 the PBHG Growth Fund, the PBHG Emerging Growth Fund, the PBHG Select Equity Fund and the PBHG Small Cap Value Fund utilized capital loss carryforwards of $279,086,766, $31,196,165, $38,691,458 and
$8,064,419 respectively, to offset capital gains.



5.  CONCENTRATIONS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, in order to achieve a greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular section. In addition, the Technology & Communications Fund is concentrated which means it will invest 25% or more of its net assets in specifications within the technology and communication sectors of the market in order to achieve a potentially greater investment return.



6.  ACQUISITION

On February 12, 1999 the net assets of the PBHG Advisor Core Value Fund and the PBHG Advisor New Opportunities Fund, both series of the PBHG Advisor Funds, Inc. were acquired by the PBHG Focused Value Fund and the PBHG New Opportunities Fund respectively, pursuant to an agreement and plan of reorganization dated February 12, 1999. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code. Prior to reorganization the PBHG Advisor Core Value and PBHG Advisor New Opportunities had net assets of $1,294,123 and $9,766,893, respectively, shares outstanding of 125,435 and 722,618 respectively, and NAV's of $10.32 and $13.52, respectively. The PBHG Focused Value and the PBHG New Opportunities Funds were deemed to be the accounting survivors of the tax-free reorganizations, accordingly each Portfolio's performance history for financial reporting and advertising purposes began on February 12, 1999.



7.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow, an amount up to its prospectus defined limitations, from a $250 million committed line of credit available to (i) the Funds and (ii) PBHG Insurance Series Fund, Inc. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. As of March 31, 2000, the Select Equity Fund, the Core Growth Fund, the New Opportunities Fund, the Large Cap Value Fund, and the Technology & Communications Fund had outstanding borrowings of $32,500,000, $12,100,000, $27,400,000, $500,000 and $116,000,000, respectively. Listed below are the Funds which had outstanding balances during the fiscal year ended March 31, 2000.

                                                        DAILY
                                                      WEIGHTED
                            MAXIMUM      AVERAGE      AVERAGE
                            AMOUNT     OUTSTANDING    INTEREST
                           BORROWED      BALANCE        RATE
                          ----------   -----------    --------
Growth Fund              121,600,000    3,272,951       5.75%
Emerging Fund             23,200,000      212,842       5.78%
Large Cap Growth Fund      3,100,000       17,213       5.71%
Select Equity Fund        32,500,000      180,874       5.91%
Core Growth Fund          12,100,000      578,518       5.86%
Large Cap 20 Fund          4,200,000       14,754       5.28%
New Opportunities Fund    47,400,000    1,033,880       6.06%
Large Cap Value Fund       5,400,000       74,317       5.78%
Mid Cap Value Fund         7,600,000      184,153       5.83%
Small Cap Value Fund       3,300,000       87,279       5.56%
Technology &
   Communications Fund   116,000,000    4,472,131       5.79%
Strategic Small Company
   Fund                    1,000,000       16,940       5.42%

97

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
THE PBHG FUNDS, INC.

NOTICE TO SHAREHOLDERS (unaudited)
--------------------------------------------------------------------------------


For shareholders that do not have a March 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2000 tax year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended March 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year. These designations include the impact from utilizing earnings and profits distributed to shareholders on redemption of shares which will be part of the dividends paid deduction for each fund.

                                        Long Term
                                       (20% Rate)    Ordinary                                                  Foreign
                                      Capital Gain    Income     Tax-Exempt          Total      Qualifying       Tax
Fund                                  Distribution Distributions  Interest       Distributions Dividends (1) Credit (2)
------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund ...............        64.77%      35.23%         0.00%         100.0%          0.07%        0.00%
Cash Reserves Fund .................         0.00%     100.00%         0.00%         100.0%          0.00%        0.00%
Growth Fund ........................        88.25%      11.75%         0.00%         100.0%          0.14%        0.00%
Select Equity Fund .................        39.22%      60.78%         0.00%         100.0%          0.02%        0.00%
Large Cap Growth Fund ..............        81.67%      18.33%         0.00%         100.0%          0.77%        0.00%
Technology & Communications Fund ...         6.86%      93.14%         0.00%         100.0%          0.02%        0.00%
Core Growth Fund ...................        35.76%      64.24%         0.00%         100.0%          0.48%        0.00%
Limited Fund .......................        54.75%      45.25%         0.00%         100.0%          0.05%        0.00%
Large Cap 20 Fund ..................        72.18%      27.82%         0.00%         100.0%          0.35%        0.00%
Strategic Small Company Fund .......        47.87%      52.13%         0.00%         100.0%          1.65%        0.00%
Large Cap Value Fund ...............         3.62%      96.38%         0.00%         100.0%          6.25%        0.00%
Mid-Cap Value Fund .................         0.11%      99.89%         0.00%         100.0%          1.61%        0.00%
Small Cap Value Fund ...............         0.00%     100.00%         0.00%         100.0%          7.10%        0.00%
Focused Value Fund .................         0.00%     100.00%         0.00%         100.0%          1.41%        0.00%
New Opportunities Fund .............         0.15%      99.85%         0.00%         100.0%          0.00%        0.00%
International Fund .................        82.40%      17.60%         0.00%         100.0%          0.00%        0.00%

================================================================================

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

(2) The foreign tax credit represents dividends which qualify for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions".




SHAREHOLDERS MEETINGS
A special meeting of the shareholders of the PBHG Technology & Communications Fund (the "Portfolio"), a series of the PBHG Funds, Inc. (the "Fund") was held on November 2, 1999 to vote on the following matters:

   1. To amend the fundamental investment restrictions of the Portfolio to change the Portfolio's sub-classification under the Investment Company Act of 1940, as amended (the "1940 Act"), from a diversified investment company to a non-diversified investment company ("Proposal 1"). With respect to Proposal 1, of the number of shares voted, 89.46% voted for the proposal, 7.11% voted against the proposal and 3.43% abstained.

   2. To amend the fundamental investment restrictions of the Portfolio to permit the Portfolio to concentrate its investments in an industry or group of industries in the technology & communications sectors of the market ("Proposal 2"). With respect to Proposal 2, of the number of shares voted, 90.90% voted for the proposal, 6.00% voted against the proposal, and 3.10% abstained.

98
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
THE PBHG FUNDS, INC.

                 [This page is left intentionally left blank.]

                                 [LOGO OMITTED]

THE PBHG FUNDS, INC.

                  [This page is left intentionally left blank.]

                                 [LOGO OMITTED]

The PBHG Funds, Inc.

[LOGO OMITTED]
P.O. Box 219534
Kansas City, MO 64121-9534

Investment Adviser:
Pilgrim Baxter & Associates, Ltd.

Distributor:
SEI Investments Distribution Co.

To open an account, receive account information, or request literature please call 1-800-433-0051

www.pbhgfunds.com

PBHG-Annual Report-4/2000



                                  APPENDIX III

                     Semi-Annual Report September 30, 2000


                       [FRONT COVER GRAPHIC ART OMITTED]


                                                       [PBHG FUNDS LOGO OMITTED]

[BLANK PAGE]

                                                  THE PBHG FUNDS, INC.

                                                             Ticker Symbol
                                                           -----------------
PBHG GROWTH FUNDS
          PBHG Growth Fund - PBHG Class                          PBHGX
          PBHG Growth Fund - Advisor Class                       PBGWX
          PBHG Emerging Growth Fund                              PBEGX
          PBHG Large Cap Growth Fund                             PBHLX
          PBHG Select Equity Fund                                PBHEX
          PBHG Core Growth Fund                                  PBCRX
          PBHG Limited Fund                                      PBLDX
          PBHG Large Cap 20 Fund                                 PLCPX
          PBHG New Opportunities Fund                            PBNOX

PBHG VALUE FUNDS
          PBHG Large Cap Value Fund                              PLCVX
          PBHG Mid-Cap Value Fund                                PBMCX
          PBHG Small Cap Value Fund                              PBSVX
          PBHG Focused Value Fund                                PBFVX

PBHG SPECIALTY FUNDS
          PBHG International Fund                                PBHIX
          PBHG Cash Reserves Fund                                PBCXX
          PBHG Technology &
             Communications Fund                                 PBTCX
          PBHG Strategic Small Company Fund                      PSSCX
          PBHG Global Technology &
             Communications Fund                                 PBGTX



                                [LOGO omitted] 1

THE PBHG FUNDS, INC.


TABLE OF CONTENTS
---------------------------------------------------------------

Message to Shareholders                                       3

      PBHG GROWTH FUNDS
---------------------------------------------------------------
      PBHG Growth Fund                                        4
      PBHG Emerging Growth Fund                               8
      PBHG Large Cap Growth Fund                             12
      PBHG Select Equity Fund                                16
      PBHG Core Growth Fund                                  19
      PBHG Limited Fund                                      22
      PBHG Large Cap 20 Fund                                 25
      PBHG New Opportunities Fund                            27

      PBHG VALUE FUNDS
---------------------------------------------------------------
      PBHG Large Cap Value Fund                              30
      PBHG Mid-Cap Value Fund                                33
      PBHG Small Cap Value Fund                              38
      PBHG Focused Value Fund                                44

      PBHG SPECIALTY FUNDS
---------------------------------------------------------------
      PBHG International Fund                                47
      PBHG Cash Reserves Fund                                50
      PBHG Technology &
         Communications Fund                                 52
      PBHG Strategic Small
         Company Fund                                        55
      PBHG Global Technology &
         Communications Fund                                 62

Statements of Assets and Liabilities                         65
Statements of Operations                                     66
Statements of Changes in Net Assets                          68
Financial Highlights                                         73
Notes to Financial Statements                                76


                                [logo omitted] 2

                                             THE PBHG FUNDS, INC.

                                                         MESSAGE TO SHAREHOLDERS


DEAR FELLOW SHAREHOLDERS:
   Investors continued to be rocked by severe turbulence in the U.S. equity markets during the six-months ended September 30. Strong forces, both positive and negative, kept the market vacillating throughout the period. During April and May, we experienced a "correction". Although the market's decline helped to wring out speculative excesses in the valuations of some companies, the outsized market volatility that characterized the so-called "tech wreck" proved treacherous for many individual investors. Economic data released in June suggested that the Federal Reserve's program of six rate increases had accomplished what was intended -- providing a soft landing for the economy in which growth was slowed enough to keep inflation in check. As a result, most growth equity indexes soared that month, regaining some of the altitude lost during the previous two. Conversely, July's negative returns were impacted by reports that second quarter economic growth had not, in fact, been as slow as hoped. That information ignited fears that the Fed might raise rates again. Also in July, a negative earnings warning from Nokia sent the tech sector into a tailspin. Negative sentiment took a rest in August, and the market responded with a relatively smooth ascent. But in September, market participants found themselves back on the all-too-familiar, bumpy flight, influenced this time by investor concerns over factors including high energy prices, the weak euro and short-term earnings.
   In short, volatility was at the helm for the last six months. Yet, somehow, the results of the indexes fail to fully capture the seat-gripping experience investors endured. The Nasdaq Composite Index fell 19.68% for the six-month period ended September 30, 2000, finishing the period down 9.74% for the year-to-date. The S&P 500 Index slid 3.60%, ending the period with a year-to-date return of -1.39%. A wide disparity existed between growth and value investing styles for the last six months, with the Russell 2000 Growth and Value Indexes returning -11.05% and +9.43%, respectively.
   We are happy to report that the majority of PBHG Funds beat the returns of their benchmarks for the six-month period ended September 30, 2000. While heavy weighting in technology subjected many of the growth funds to a high level of volatility, that same overweighting and favorable stock selection within the technology sector has benefited returns for the year-to-date and trailing 12-month periods. Our disciplined approach to growth investing met with success across the market-cap spectrum during the period. PBHG Large Cap Growth and Large Cap 20 returned +4.35% and -2.35%, respectively, versus -3.60% for their benchmark, the S&P 500. PBHG Core Growth delivered a return of +4.83%, versus -5.07% for the Russell MidCap Growth Index. PBHG Growth Fund, PBHG Class and Emerging Growth Fund, although down 7.85% and 2.92%, respectively, for the period still compared favorably to the -11.05% return of the Russell 2000 Growth Index. Performance has also been favorable for our value mutual funds. PBHG Small Cap Value returned +10.51%, versus -2.72% for the Russell 2000 Index. PBHG Mid-Cap Value gained +9.41%, compared with a gain of 8.45% for the S&P Mid Cap 400 Index. PBHG Large Cap Value grew an impressive 11.03%, against a decline of 3.60% for its benchmark, the S&P 500 Index.
   While we don't attempt to predict the direction of the economy or markets, we continue to believe the backdrop of the U.S. economy and equity market remains favorable. We are also confident that technological innovations will continue to enhance productivity and foster economic growth over the long-term. We remain focused on our bottom-up research and disciplined growth and value investment processes, looking to invest in the most attractive companies that we find in the investment universe for each of the funds. Regardless of the turbulence we may experience along the way, we are confident in our approach. We continuously strive to maintain steady hands in an environment of exaggerated volatility and to deliver the long-term results our shareholders expect.

We thank you for your continuing confidence in the PBHG Funds.

Sincerely,

/s/ HAROLD J. BAXTER  [PHOTO OMITTED]     /s/ GARY L. PILGRIM    [PHOTO OMITTED]
Harold J. Baxter                          Gary L. Pilgrim
CHAIRMAN                                  PRESIDENT
THE PBHG FUNDS, INC.                      THE PBHG FUNDS, INC.


                                [LOGO OMITTED] 3

            THE PBHG FUNDS, INC.

PBHG GROWTH FUND (UNAUDITED)

 PBHG GROWTH FUND PBHGX


   INVESTMENT FOCUS
        STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
---------------------X--
                         Small
------------------------


                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------------------
                                   One     Annualized    Annualized    Annualized    Annualized
                         6        Year       3 Year        5 Year        10 Year     Inception
                      Months2    Return      Return        Return        Return       to Date
-----------------------------------------------------------------------------------------------
 PBHG Growth Fund -
  PBHG Class 3        (7.85)%    87.96%      26.43%        20.85%        27.96%        21.68%
-----------------------------------------------------------------------------------------------
 PBHG Growth Fund -
  Advisor Class 4     (7.94)%    87.55%      26.12%        20.61%        27.84%        21.60%
-----------------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                   $10,000 INVESTMENT IN THE PBHG GROWTH FUND,
                PBHG CLASS, VERSUS THE RUSSELL 2000 GROWTH INDEX
                   AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

                PBHG Growth Fund,         Russell 2000     Lipper Mid-Cap Growth
                   PBHG Class            Growth Index 5       Funds Average 6

12/31/85             10,000                  10,000               10,000
1/31/86              10,250                  10,228               10,284
2/28/86              11,080                  10,983               11,064
3/31/86              11,510                  11,482               11,509
4/30/86              11,640                  11,763               11,577
5/31/86              12,580                  12,194               12,140
6/30/86              12,680                  12,233               12,232
7/31/86              11,700                  10,918               11,180
8/31/86              12,380                  11,153               11,587
9/30/86              11,240                  10,245               10,736
10/31/86             12,193                  10,766               11,289
11/30/86             12,676                  10,718               11,476
12/31/86             12,394                  10,358               11,192
1/31/87              14,728                  11,691               12,462
2/28/87              16,509                  12,823               13,569
3/31/87              16,871                  13,175               13,706
4/30/87              16,911                  12,767               13,506
5/31/87              17,046                  12,677               13,597
6/30/87              16,508                  12,991               13,726
7/31/87              16,604                  13,302               14,205
8/31/87              17,548                  13,687               14,775
9/30/87              17,524                  13,413               14,538
10/31/87             12,898                   8,994               10,582
11/30/87             11,840                   8,399                9,909
12/31/87             13,832                   9,273               11,117
1/31/88              13,566                   9,454               11,222
2/29/88              14,814                  10,334               12,015
3/31/88              14,660                  10,888               12,193
4/30/88              15,011                  11,151               12,470
5/31/88              14,576                  10,783               12,318
6/30/88              15,684                  11,579               13,209
7/31/88              14,969                  11,363               12,817
8/31/88              14,099                  10,950               12,462
9/30/88              14,744                  11,260               12,933
10/31/88             14,449                  11,073               12,743
11/30/88             14,119                  10,642               12,442
12/31/88             14,780                  11,162               13,000
1/31/89              15,792                  11,638               13,839
2/28/89              15,553                  11,667               13,780
3/31/89              15,244                  11,991               14,136
4/30/89              16,467                  12,588               15,047
5/31/89              18,020                  13,191               15,897
6/30/89              17,004                  12,767               15,406
7/31/89              18,401                  13,365               16,488
8/31/89              19,177                  13,749               17,058
9/30/89              19,896                  13,907               17,273
10/31/89             18,852                  13,146               16,544
11/30/89             18,698                  13,263               16,710
12/31/89             19,109                  13,413               16,908
1/31/90              17,501                  12,029               15,446
2/28/90              18,537                  12,485               15,934
3/31/90              19,377                  13,057               16,680
4/30/90              18,948                  12,669               16,381
5/31/90              21,627                  13,799               18,142
6/30/90              21,823                  13,881               18,280
7/31/90              20,716                  13,250               17,638
8/31/90              17,984                  11,332               15,531
9/30/90              15,483                  10,259               14,324
10/31/90             14,787                   9,683               13,927
11/30/90             16,614                  10,574               15,187
12/31/90             17,266                  11,078               15,985
1/31/91              19,518                  12,118               17,420
2/28/91              20,782                  13,510               18,803
3/31/91              22,659                  14,462               20,026
4/30/91              22,284                  14,290               19,711
5/31/91              23,271                  14,980               20,726
6/30/91              20,664                  13,961               19,398
7/31/91              22,323                  14,593               20,775
8/31/91              23,449                  15,238               21,801
9/30/91              23,074                  15,467               21,856
10/31/91             23,745                  16,126               22,638
11/30/91             22,724                  15,285               21,715
12/31/91             26,179                  16,748               24,766
1/31/92              27,174                  18,064               25,521
2/29/92              27,447                  18,257               25,853
3/31/92              25,782                  17,207               24,477
4/30/92              24,862                  16,208               23,315
5/31/92              24,688                  16,171               23,347
6/30/92              23,544                  15,140               22,369
7/31/92              23,420                  15,615               23,132
8/31/92              22,649                  15,014               22,591
9/30/92              23,644                  15,433               23,194
10/31/92             25,061                  16,068               24,196
11/30/92             28,298                  17,568               26,112
12/31/92             33,612                  18,050               27,000
1/31/93              33,003                  18,274               27,451
2/28/93              30,891                  17,281               26,114
3/31/93              34,668                  17,726               27,205
4/30/93              33,868                  17,164               26,520
5/31/93              37,613                  18,193               28,344
6/30/93              39,822                  18,236               28,676
7/31/93              40,302                  18,418               28,845
8/31/93              43,375                  19,300               30,616
9/30/93              47,344                  19,938               31,963
10/31/93             48,145                  20,514               32,309
11/30/93             46,320                  19,684               31,071
12/31/93             49,312                  20,461               32,500
1/31/94              51,258                  21,006               33,404
2/28/94              51,777                  20,913               33,237
3/31/94              47,592                  19,629               31,253
4/30/94              47,884                  19,659               31,250
5/31/94              45,192                  19,218               30,675
6/30/94              41,591                  18,397               29,141
7/31/94              42,888                  18,659               29,785
8/31/94              47,657                  20,028               32,028
9/30/94              49,052                  20,112               32,220
10/31/94             50,577                  20,326               33,051
11/30/94             49,571                  19,504               31,888
12/31/94             51,654                  19,964               32,618
1/31/95              49,122                  19,557               32,236
2/28/95              51,849                  20,461               33,726
3/31/95              54,219                  21,058               35,078
4/30/95              53,667                  21,375               35,257
5/31/95              54,089                  21,655               35,937
6/30/95              59,998                  23,147               38,791
7/31/95              67,238                  24,951               42,263
8/31/95              67,141                  25,258               42,905
9/30/95              70,712                  25,779               44,278
10/31/95             72,660                  24,510               43,016
11/30/95             75,550                  25,591               44,883
12/31/95             77,660                  26,158               45,215
1/31/96              74,186                  25,942               45,093
2/29/96              79,673                  27,125               47,239
3/31/96              82,140                  27,662               48,368
4/30/96              89,056                  29,786               52,707
5/31/96              93,114                  31,314               55,137
6/30/96              89,348                  29,278               52,573
7/31/96              80,128                  25,704               47,026
8/31/96              84,218                  27,606               50,182
9/30/96              91,621                  29,027               53,790
10/31/96             85,192                  27,776               51,633
11/30/96             87,465                  28,548               52,686
12/31/96             85,290                  29,105               52,665
1/31/97              85,225                  29,832               54,240
2/28/97              76,102                  28,031               50,584
3/31/97              68,375                  26,052               47,043
4/30/97              68,667                  25,751               46,874
5/31/97              77,141                  29,621               52,761
6/30/97              80,420                  30,626               55,362
7/31/97              85,972                  32,195               59,487
8/31/97              84,153                  33,161               59,874
9/30/97              90,192                  35,808               64,532
10/31/97             85,160                  33,656               60,731
11/30/97             82,465                  32,855               59,401
12/31/97             82,433                  32,874               59,787
1/31/98              80,290                  32,436               58,872
2/28/98              87,757                  35,299               63,941
3/31/98              91,653                  36,780               67,049
4/30/98              92,010                  37,006               67,538
5/31/98              83,569                  34,317               63,216
6/30/98              88,212                  34,668               65,991
7/31/98              80,095                  31,773               61,833
8/31/98              60,388                  24,439               48,613
9/30/98              65,063                  26,917               52,337
10/31/98             66,524                  28,320               54,551
11/30/98             72,530                  30,517               59,390
12/31/98             82,920                  33,279               66,903
1/31/99              84,705                  34,776               69,545
2/28/99              76,167                  31,595               64,135
3/31/99              79,576                  32,720               68,842
4/30/99              76,102                  35,610               71,713
5/31/99              78,764                  35,666               71,512
6/30/99              88,764                  37,545               78,184
7/31/99              87,530                  36,384               77,551
8/31/99              89,803                  35,023               77,551
9/30/99              96,978                  35,699               79,738
10/31/99            105,776                  36,614               86,850
11/30/99            122,561                  40,485               97,794
12/31/99            159,576                  47,621              116,276
1/31/00             159,543                  47,177              114,683
2/29/00             216,428                  58,154              143,848
3/31/00             197,803                  52,041              135,619
4/30/00             166,851                  46,786              121,312
5/31/00             151,392                  42,689              110,624
6/30/00             180,997                  48,204              126,786
7/31/00             168,367                  44,073              120,320
8/31/00             198,511                  48,709              135,529
9/30/00             182,277                  46,289              130,365

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month returns have not been annualized.
3 The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
4 The performance shown for the Advisor Class (formerly known as the Trust
  Class) prior to its inception on August 16, 1996, is based on the performance and expenses of the PBHG Class. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2000 was 23.95%.
5 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
6 The Lipper Mid-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINTS FOLLOWS:

Consumer Cyclical    16%
Health Care          12%
Industrial           8%
Services             4%
Technology           49%
Cash                 11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Micromuse                                         3.3%
Polycom                                           3.2%
Gemstar-TV Guide International                    3.1%
Flextronics International                         2.8%
Micrel                                            2.6%
Minimed                                           2.6%
Transwitch                                        2.5%
King Pharmaceuticals                              2.3%
Extreme Networks                                  2.3%
Art Technology                                    2.3%
------------------------------------------------------
% of Total Portfolio Investments                 27.0%

                                [LOGO OMITTED] 4

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            As of September 30, 2000 (UNAUDITED)

 PBHG GROWTH FUND PBHGX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%

CONSUMER CYCLICAL -- 17.4%

AUDIO/VIDEO PRODUCTS -- 3.4%
Polycom*                            2,986,400     $   199,995
                                                  -----------
                                                      199,995
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.8%
Fastenal                              846,000          48,751
                                                  -----------
                                                       48,751
--------------------------------------------------------------------------------
E-COMMERCE -- 0.4%
Purchasepro.com*                      240,000          21,090
                                                  -----------
                                                       21,090
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 2.4%
Macrovision*                        1,733,800         140,438
Zomax*                                422,600           2,958
                                                  -----------
                                                      143,396
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.3%
Gemstar-TV Guide International*     2,251,100         196,268
                                                  -----------
                                                      196,268
--------------------------------------------------------------------------------
RADIO -- 0.7%
Hispanic Broadcasting*              1,601,700          44,647
                                                  -----------
                                                       44,647
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 0.2%
Bed Bath & Beyond*                    574,500          14,012
                                                  -----------
                                                       14,012
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 2.3%
CDW Computer Centers*               1,955,800         134,950
                                                  -----------
                                                      134,950
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 1.4%
Dollar Tree Stores*                 2,067,450          83,861
                                                  -----------
                                                       83,861
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 1.5%
Tiffany & Company                   2,354,800          90,807
                                                  -----------
                                                       90,807
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.0%
Starbucks*                          1,564,600          62,682
                                                  -----------
                                                       62,682
                                                  -----------
OTAL CONSUMER CYCLICAL (COST $566,726)             1,040,459
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 12.6%
MEDICAL INFORMATION SYSTEMS -- 0.2%
Allscripts*                           800,100          11,301
                                                  -----------
                                                       11,301
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.7%
Techne*                               913,300         102,290
                                                  -----------
                                                      102,290
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.8%
Minimed*                            1,861,500     $   166,372
                                                  -----------
                                                      166,372
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.2%
Incyte Pharmaceuticals*             1,669,800          68,670
Invitrogen*                           874,500          62,199
                                                  -----------
                                                      130,869
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.3%
Celgene*                            1,860,900         110,724
King Pharmaceuticals*               4,338,193         145,058
                                                  -----------
                                                      255,782
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.4%
Express Scripts, Cl A*+             1,196,500          86,447
                                                  -----------
                                                       86,447
                                                  -----------
TOTAL HEALTH CARE (COST $466,295)                     753,061
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.9%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.2%
Dycom Industries*                   1,738,700          72,373
                                                  -----------
                                                       72,373
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.8%
Jabil Circuit*                      1,896,300         107,615
                                                  -----------
                                                      107,615
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.9%
Flextronics International*          2,128,700         174,819
Gentex*                             2,361,900          59,048
                                                  -----------
                                                      233,867
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.6%
Cognex*                               864,500          34,094
                                                  -----------
                                                       34,094
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.9%
PerkinElmer                           507,100          52,929
                                                  -----------
                                                       52,929
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.5%
Cymer*                                942,600          28,926
                                                  -----------
                                                       28,926
                                                  -----------
TOTAL INDUSTRIAL (COST $332,948)                      529,804
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 3.9%
ADVERTISING SALES  -- 1.1%
Lamar Advertising*                  1,774,400          67,205
                                                  -----------
                                                       67,205
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.8%
Getty Images*                       1,624,600          49,449
                                                  -----------
                                                       49,449
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 5

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG GROWTH FUND PBHGX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.2%
Wireless Facilities*                1,274,100    $     73,500
                                                 ------------
                                                       73,500
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.8%
MarchFIRST*                         2,970,500          46,600
                                                 ------------
                                                       46,600
                                                  -----------
TOTAL SERVICES (COST $249,600)                        236,754
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 51.4%
APPLICATIONS SOFTWARE -- 3.5%
Peregrine Systems*                  4,135,900          78,324
Quest Software*                     1,320,800          82,034
VA Linux Systems*                     995,500          46,042
                                                 ------------
                                                      206,400
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATION -- 0.4%
Triton PCS Holdings*                  865,500          23,801
                                                 ------------
                                                       23,801
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.2%
RSA Security*                         221,200           9,539
                                                 ------------
                                                        9,539
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 1.8%
Nvidia*                             1,317,900         107,903
                                                 ------------
                                                      107,903
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
Silicon Storage Technology*         1,033,200          28,090
                                                 ------------
                                                       28,090
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.0%
Advent Software*                      828,200          57,870
                                                 ------------
                                                       57,870
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 2.0%
Smartforce ADR*                     2,520,300         119,399
                                                 ------------
                                                      119,399
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 12.0%
Actel*                                874,500          31,427
Cree*                                 517,800          60,194
Dallas Semiconductor                1,229,200          40,410
Lattice Semiconductor*              1,035,200          55,642
Microchip Technology*               3,672,675         121,428
Qlogic*                             1,189,200         104,650
Semtech*                            2,214,400          95,496
Transwitch*                         2,461,900         156,946
Virata*                               816,800          54,011
                                                 ------------
                                                      720,204
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.0%
Informatica*                        1,280,600         119,416
                                                 ------------
                                                      119,416
--------------------------------------------------------------------------------



                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT -- 2.1%
Go2Net*                             1,447,500    $     78,549
Infospace*                          1,490,600          45,091
                                                 ------------
                                                      123,640
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 9.0%
Agile Software*                       402,000          36,155
Art Technology*                     1,497,600         141,898
E.Piphany*                            499,500          38,493
Interwoven*                         1,043,500         117,981
Real Network*                       1,034,500          41,121
Software.com*                         680,200         123,414
Vignette*                           1,303,700          38,948
                                                 ------------
                                                      538,010
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.4%
Micromuse*                          1,026,000         206,162
                                                 ------------
                                                      206,162
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.1%
Cobalt Networks*                      888,000          51,393
Extreme Networks*                   1,257,400         143,972
JNI*                                  570,200          50,748
                                                 ------------
                                                      246,113
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.6%
Gilat Satellite*                      494,400          38,007
                                                 ------------
                                                       38,007
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.9%
Cypress Semiconductor*              1,533,500          63,736
Micrel*                             2,491,700         166,944
                                                 ------------
                                                      230,680
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.9%
Credence Systems*                     791,579          23,748
Helix Technology                      479,100          14,313
Varian Semiconductor Equipment*       467,500          17,502
                                                 ------------
                                                       55,563
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.3%
Advanced Fibre*                     1,351,500          51,187
Audiocodes Limited*+                  976,500          83,125
Ditech Communications*              1,035,600          42,459
Terayon Communication*                695,100          23,590
                                                 ------------
                                                      200,361
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.2%
Newport                                76,500          12,184
                                                 ------------
                                                       12,184
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
Inet Technologies*                  1,047,500          30,639
                                                 ------------
                                                       30,639
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $2,077,447)                  3,073,981
                                                 ------------
TOTAL COMMON STOCK (COST $3,693,016)                5,634,059
                                                 ------------
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 6

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                 -------------------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                          PBHG GROWTH FUND PBHGX


                                               Face             Market
Description                                Amount (000)       Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.2%
Barclays
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $113,514,061 (collateralized
   by U.S. Government Agency Instruments:
   total market value $115,721,662)(A)          $113,452      $    113,452
Deutsche
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $154,582,924 (collateralized
   by U.S. Government Agency Instruments:
   total market value $157,588,980) (A)          154,499           154,499
Greenwich Capital
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $42,716,596 (collateralized
   by U.S. Government Agency Instruments:
   total market value $43,549,463) (A)            42,693            42,693
J.P. Morgan
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $133,117,606 (collateralized
   by U.S. Government Agency Instruments:
   total market value $135,706,118) (A)          133,045           133,045
J.P. Morgan
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $63,076,676 (collateralized
   by U.S. Government Agency Instruments:
   total market value $64,303,111) (A)            63,042            63,042
Morgan Stanley
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $82,678,749 (collateralized
   by U.S. Government Agency Instruments:
   total market value $85,212,715) (A)            82,634            82,634
Prudential
   6.55%, dated 09/29/00, matures 10/02/00,
   repurchase price $82,540,628 (collateralized
   by U.S. Government Agency Instruments:
   total market value $84,145,579) (A)            82,496            82,496
                                                              ------------
TOTAL REPURCHASE AGREEMENTS (COST $671,861)                        671,861
                                                              ------------
TOTAL INVESTMENTS-- 105.4% (COST $4,364,877)                     6,305,920
                                                              ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.4)%
Payable for Capital Shares Redeemed                               (395,368)
Other Assets and Liabilities, Net                                   69,305
                                                              ------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                           (326,063)
                                                              ------------
--------------------------------------------------------------------------------

                                                                  Market
Description                                                     Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400 million
   shares -- $0.001 par value) based on 108,069,119
   outstanding shares of common stock                           $2,987,961
Fund Shares of Advisor Class (authorized 200 million
   shares -- $0.001 par value)
   based on 2,446,819 outstanding shares of common stock            70,713
Accumulated net investment loss                                    (19,449)
Accumulated net realized gain on investments                       999,589
Net unrealized appreciation on investments                       1,941,043
                                                              ------------
TOTAL NET ASSETS -- 100.0%                                      $5,979,857
                                                              ------------
                                                              ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- PBHG CLASS                                     $54.12
                                                              ------------
                                                              ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- ADVISOR CLASS                                  $53.57
                                                              ------------
                                                              ------------

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class
+Considered an affiliated company as the Fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies as of September 30, 2000 was $169,571,688.



The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 7

            THE PBHG FUNDS, INC.

PBHG EMERGING GROWTH FUND (UNAUDITED)


PBHG EMERGING GROWTH FUND PBEGX



    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                    X    Small
------------------------

                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-------------------------------------------------------------------------------------------
                                              One    Annualized    Annualized    Annualized
                                     6       Year      3 Year        5 Year      Inception
                                  Months2   Return     Return        Return       to Date 3
-------------------------------------------------------------------------------------------
  PBHG Emerging Growth Fund      (2.92)%    65.35%     15.01%        16.03%         23.82%
-------------------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                 $10,000 INVESTMENT IN THE PBHG EMERGING GROWTH
                   FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX
                  AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

              PBHG Emerging         Russell 2000         Lipper Small-Cap Growth
               Growth Fund          Growth Index 4          Funds Average 5
6/30/93           10,000               10,000                    10,000
7/31/93           10,198               10,100                    10,055
8/31/93           11,304               10,583                    10,596
9/30/93           12,500               10,933                    11,053
10/31/93          13,063               11,249                    11,194
11/30/93          12,332               10,794                    10,784
12/31/93          13,100               11,220                    11,293
1/31/94           13,636               11,519                    11,614
2/28/94           14,075               11,468                    11,619
3/31/94           13,100               10,764                    10,948
4/30/94           13,261               10,780                    10,924
5/31/94           12,854               10,539                    10,647
6/30/94           12,008               10,088                    10,106
7/31/94           12,372               10,232                    10,283
8/31/94           13,689               10,983                    11,023
9/30/94           14,621               11,029                    11,158
10/31/94          15,628               11,146                    11,419
11/30/94          15,435               10,695                    11,031
12/31/94          16,216               10,947                    11,261
1/31/95           15,518               10,724                    11,085
2/28/95           16,130               11,220                    11,570
3/31/95           17,290               11,548                    11,960
4/30/95           17,666               11,721                    12,070
5/31/95           17,762               11,875                    12,217
6/30/95           19,384               12,693                    13,124
7/31/95           21,328               13,682                    14,267
8/31/95           21,575               13,851                    14,451
9/30/95           22,359               14,136                    14,880
10/31/95          21,682               13,441                    14,450
11/30/95          22,982               14,033                    15,061
12/31/95          24,072               14,344                    15,332
1/31/96           23,498               14,226                    15,160
2/29/96           24,838               14,874                    15,999
3/31/96           25,963               15,169                    16,469
4/30/96           29,722               16,334                    18,106
5/31/96           31,084               17,171                    19,078
6/30/96           29,159               16,055                    18,121
7/31/96           25,142               14,095                    16,234
8/31/96           27,122               15,138                    17,368
9/30/96           29,643               15,918                    18,434
10/31/96          28,068               15,231                    17,809
11/30/96          28,011               15,655                    18,140
12/31/96          28,184               15,960                    18,356
1/31/97           28,475               16,359                    18,804
2/28/97           24,311               15,371                    17,612
3/31/97           22,403               14,286                    16,400
4/30/97           21,345               14,121                    16,148
5/31/97           25,567               16,243                    18,445
6/30/97           27,033               16,794                    19,524
7/31/97           27,882               17,655                    20,815
8/31/97           28,184               18,184                    21,252
9/30/97           30,918               19,636                    22,978
10/31/97          28,347               18,455                    21,838
11/30/97          27,289               18,016                    21,395
12/31/97          27,149               18,027                    21,461
1/31/98           26,823               17,787                    21,167
2/28/98           28,766               19,357                    22,985
3/31/98           30,045               20,169                    24,144
4/30/98           30,255               20,293                    24,392
5/31/98           27,568               18,818                    22,751
6/30/98           28,417               19,011                    23,244
7/31/98           26,009               17,423                    21,627
8/31/98           21,147               13,401                    16,953
9/30/98           23,020               14,760                    18,272
10/31/98          22,740               15,530                    19,135
11/30/98          24,532               16,735                    20,774
12/31/98          27,964               18,249                    22,964
1/31/99           28,058               19,070                    23,455
2/28/99           24,800               17,326                    21,333
3/31/99           24,064               17,943                    22,239
4/30/99           23,481               19,527                    23,189
5/31/99           24,496               19,558                    23,453
6/30/99           27,252               20,588                    25,536
7/31/99           26,610               19,952                    25,521
8/31/99           26,353               19,206                    25,184
9/30/99           28,443               19,576                    25,889
10/31/99          30,335               20,078                    27,282
11/30/99          33,604               22,201                    30,853
12/31/99          41,484               26,114                    36,619
1/31/00           39,861               25,870                    36,213
2/29/00           53,014               31,889                    45,422
3/31/00           48,448               28,537                    42,874
4/30/00           42,392               25,656                    38,063
5/31/00           37,244               23,409                    34,877
6/30/00           46,958               26,433                    40,838
7/31/00           42,731               24,168                    38,192
8/31/00           49,756               26,710                    42,691
9/30/00           47,031               25,383                    41,000


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Emerging Growth Fund commenced operations on June 14, 1993.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical 7%
Health Care       9%
Industrial        6%
Services          8%
Technology        56%
Cash              14%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Micromuse                                         3.6%
Polycom                                           3.6%
Advent Software                                   2.9%
Transwitch                                        2.8%
MMC Networks                                      2.7%
Business Objects ADR                              2.6%
Natural Microsystems                              2.5%
Diamond Technology Partners, Cl A                 2.2%
Actuate                                           2.2%
InFocus                                           2.1%
------------------------------------------------------
% of Total Portfolio Investments                 27.2%

                                [LOGO OMITTED] 8

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG EMERGING GROWTH FUND PBEGX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.3%
CONSUMER CYCLICAL -- 8.1%
AUDIO/VIDEO PRODUCTS -- 3.9%
Polycom*                              713,000    $     47,749
                                                 ------------
                                                       47,749
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.7%
Charlotte Russe Holding*              304,800           4,039
Hot Topic*                            145,300           4,359
                                                 ------------
                                                        8,398
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.2%
Insight Enterprises*                  528,450          14,400
                                                 ------------
                                                       14,400
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.7%
Tweeter Home Entertainment Group*     230,200           8,359
                                                 ------------
                                                        8,359
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.6%
California Pizza Kitchen*             263,700           7,384
                                                 ------------
                                                        7,384
--------------------------------------------------------------------------------
RETAIL-VARIETY STORE -- 1.0%
99 Cents Only Stores*                 247,700          12,431
                                                 ------------
                                                       12,431
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $46,141)                 98,721
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 9.7%
MEDICAL INFORMATION SYSTEMS -- 1.3%
Allscripts*                           275,500           3,891
Dendrite International*               447,800          12,007
                                                 ------------
                                                       15,898
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.9%
Techne*                                97,000          10,864
                                                 ------------
                                                       10,864
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.8%
Minimed*                              243,200          21,736
                                                 ------------
                                                       21,736
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
Myriad Genetics*                      192,000          16,584
                                                 ------------
                                                       16,584
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.6%
Medicis Pharmaceutical, Cl A*         320,550          19,714
Priority Healthcare, Cl B*            150,000          11,437
                                                 ------------
                                                       31,151
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.8%
Accredo Health*                       200,000           9,775
                                                 ------------
                                                        9,775
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.9%
Resmed*                               367,900    $     11,497
                                                 ------------
                                                       11,497
                                                 ------------
TOTAL HEALTH CARE (COST $75,008)                      117,505
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.4%
BUILDING & CONSTRUCTION-MISCELLANEOUS -- 1.0%
Dycom Industries*                     296,000          12,321
                                                 ------------
                                                       12,321
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
GSI Lumonics*                         352,100           5,810
                                                 ------------
                                                        5,810
--------------------------------------------------------------------------------
ELECTRONIC CONNECTORS -- 0.6%
Merix*                                103,300           6,695
                                                 ------------
                                                        6,695
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.2%
Molecular Devices*                    151,300          14,865
                                                 ------------
                                                       14,865
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.3%
Photon Dynamics*                      105,600           3,986
                                                 ------------
                                                        3,986
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
Varian*                               136,400           5,874
                                                 ------------
                                                        5,874
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENts -- 1.4%
Cymer*                                122,500           3,759
Electro Scientific Industries*        391,100          13,737
                                                 ------------
                                                       17,496
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.9%
Advanced Energy Industries*           326,900          10,788
                                                 ------------
                                                       10,788
                                                 ------------
TOTAL INDUSTRIAL (COST $77,130)                        77,835
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 8.4%
ADVERTISING SERVICES -- 1.4%
Getty Images*                         550,400          16,753
                                                 ------------
                                                       16,753
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
Plexus*                                94,200           6,641
                                                 ------------
                                                        6,641
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.4%
Factset Research Systems              438,900          16,503
                                                 ------------
                                                       16,503
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 9

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)


 PBHG EMERGING GROWTH FUND PBEGX



                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.8%
Diamond Technology Partners, Cl A*    393,650      $   29,228
Forrester Research*                   274,900          17,525
                                                   ----------
                                                       46,753
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.3%
Albany Molecular Research*            278,200          15,631
                                                   ----------
                                                       15,631
                                                   ----------
TOTAL SERVICES (COST $53,706)                         102,281
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 60.7%
APPLICATIONS SOFTWARE -- 6.8%
Actuate*                              839,300          28,995
Genomica*                              51,200             995
Peregrine Systems*                    706,700          13,383
Quest Software*                       405,300          25,173
Resonate*                             163,100           6,443
Silverstream Software*                248,100           7,474
                                                   ----------
                                                       82,463
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 2.0%
Nvidia*                               297,800          24,382
                                                   ----------
                                                       24,382
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
NetScout Systems*                      75,800           1,800
                                                   ----------
                                                        1,800
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
M-Systems Flash Disk Pioneers*        104,400           3,987
Simple Technology*                    259,100           2,510
                                                   ----------
                                                        6,497
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
InFocus*                              527,400          27,952
                                                   ----------
                                                       27,952
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.8%
Documentum*                           113,800           9,239
                                                   ----------
                                                        9,239
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 4.2%
Advent Software*                      546,900          38,215
Netiq*                                196,000          12,875
                                                   ----------
                                                       51,090
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.1%
Actel*                                235,000           8,445
Cree*                                 166,300          19,332
Integrated Silicon Solution*          444,000           6,299
Omnivision Technologies*              197,700           7,154
Silicon Image*                        295,800           7,340
Transwitch*                           573,450          36,558
                                                   ----------
                                                       85,128
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE SERVICE -- 5.3%
Avantgo*                              111,400      $    2,228
Business Objects ADR*                 304,700          34,450
Informatica*                          291,100          27,145
                                                   ----------
                                                       63,823
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.9%
Digital Think*                         67,000           2,822
Jupiter Media Metrix*                 212,435           3,386
Mainspring*                           102,500             762
Vastera*                              197,500           4,345
                                                   ----------
                                                       11,315
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 5.3%
Agile Software*                       200,000          17,988
Art Technology*                       143,200          13,568
Clarent*                              109,500           4,312
Commerce One*                         212,320          16,667
Integrated Information Systems*       265,700           1,262
Matrixone*                             48,500           1,940
Niku*                                 227,700           5,550
Tumbleweed*                            65,000           3,315
                                                   ----------
                                                       64,602
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.9%
Micromuse*                            238,500          47,924
                                                   ----------
                                                       47,924
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.9%
MMC Networks*                         279,600          35,369
                                                   ----------
                                                       35,369
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.7%
Celeritek*                            241,400           9,098
                                                   ----------
                                                        9,098
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.0%
Micrel*                               312,100          20,911
O2Micro International*                259,100           4,458
Sipex*                                292,500          12,303
Triquint Semiconductor*               300,000          10,931
                                                   ----------
                                                       48,603
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.4%
Credence Systems*                     244,200           7,326
Dupont Photomasks*                     41,700           2,450
LTX*                                  156,800           2,969
Rudolph Technologies*                  28,500             953
Varian Semiconductor Equipment*       419,200          15,694
                                                   ----------
                                                       29,392
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 10

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG EMERGING GROWTH FUND PBEGX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 9.2%
Anaren Microwave*                      62,400      $    8,463
Audiocodes Limited*                   256,000          21,792
Digital Lightwave*                    125,000           9,078
Ditech Communications*                171,300           7,023
MCK Communications*                   515,700          11,668
Natural Microsystems*                 607,200          32,665
Tut Systems*                          227,600          19,645
                                                   ----------
                                                      110,334
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.7%
MRV Communications*                   183,200           8,301
                                                   ----------
                                                        8,301
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.1%
Latitude Communications*              160,600           1,245
                                                   ----------
                                                        1,245
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.5%
Netro*                                131,900           7,815
Powerwave Technologies*               286,800          10,890
                                                   ----------
                                                       18,705
                                                   ----------
TOTAL TECHNOLOGY (COST $394,843)                      737,262
                                                   ----------
TOTAL COMMON STOCK (COST $646,828)                  1,133,604
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.0%
J.P. Morgan
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $89,614,915 (collateralized
   by U.S. Government Agency Instruments:
   total market value $91,357,531) (A)     $89,566     89,566
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $37,041,919 (collateralized
   by U.S. Government Agency Instruments:
   total market value $37,786,089) (A)      37,022     37,022
Prudential
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $56,478,259 (collateralized
   by U.S. Government Agency Instruments:
   total market value $57,579,682) (A)      56,447     56,447
                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $183,035)           183,035
                                                   ----------
TOTAL INVESTMENTS-- 108.3% (COST $829,863)          1,316,639
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (8.3)%
Payable for Capital Shares Redeemed                  (120,106)
Other Assets and Liabilities, Net                      19,048
                                                   ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET              (101,058)
                                                   ----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400 million
   shares -- $0.001 par value)
   based on 31,306,269
   outstanding shares of common stock              $  710,213
Accumulated net investment loss                        (3,740)
Accumulated net realized gain on investments           22,332
Net unrealized appreciation on investments            486,776
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $1,215,581
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $38.83
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 11

            THE PBHG FUNDS, INC.

PBHG LARGE CAP GROWTH FUND (UNAUDITED)


 PBHG LARGE CAP GROWTH FUND PBHLX


Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------------
                                      One      Annualized     Annualized      Annualized
                         6           Year        3 Year         5 Year        Inception
                      Months 2      Return       Return         Return         to Date 3
----------------------------------------------------------------------------------------
  PBHG Large Cap
     Growth Fund       4.35%        106.15%      41.35%         34.01%         37.35%
----------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                  IN THE PBHG LARGE CAP GROWTH FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:


                PBHG Large Cap                           Lipper Multi-Cap Growth
                 Growth Fund          S&P 500 Index 4       Funds Average 5
4/30/95             10,000                10,000                10,000
5/31/95             10,070                10,399                10,211
6/30/95             10,920                10,640                10,872
7/31/95             11,740                10,993                11,619
8/31/95             12,310                11,020                11,743
9/30/95             13,160                11,485                12,079
10/31/95            13,510                11,444                11,878
11/30/95            13,720                11,946                12,307
12/31/95            13,383                12,176                12,354
1/31/96             14,146                12,590                12,492
2/29/96             14,827                12,707                12,921
3/31/96             14,992                12,830                13,096
4/30/96             15,880                13,019                13,814
5/31/96             16,509                13,354                14,282
6/30/96             16,158                13,405                13,875
7/31/96             15,023                12,813                12,769
8/31/96             15,601                13,083                13,401
9/30/96             16,870                13,819                14,332
10/31/96            16,365                14,200                14,174
11/30/96            16,994                15,273                14,851
12/31/96            16,514                14,970                14,643
1/31/97             17,247                15,905                15,333
2/28/97             16,504                16,030                14,703
3/31/97             14,727                15,372                13,834
4/30/97             15,626                16,289                14,122
5/31/97             17,330                17,280                15,465
6/30/97             18,197                18,054                16,035
7/31/97             19,860                19,490                17,456
8/31/97             18,941                18,399                17,135
9/30/97             20,139                19,406                18,240
10/31/97            19,282                18,759                17,399
11/30/97            19,365                19,626                17,427
12/31/97            20,206                19,963                17,591
1/31/98             19,893                20,184                17,524
2/28/98             22,450                21,639                18,989
3/31/98             23,681                22,746                19,916
4/30/98             23,817                22,974                20,123
5/31/98             23,160                22,580                19,254
6/30/98             24,861                23,496                20,197
7/31/98             24,621                23,247                19,502
8/31/98             19,945                19,890                16,013
9/30/98             21,458                21,164                17,229
10/31/98            21,573                22,886                18,154
11/30/98            22,993                24,273                19,501
12/31/98            26,353                25,672                21,718
1/31/99             27,213                26,745                22,889
2/28/99             25,671                25,914                21,591
3/31/99             27,447                26,951                23,007
4/30/99             27,157                27,995                23,686
5/31/99             26,029                27,334                23,324
6/30/99             27,950                28,851                25,026
7/31/99             26,933                27,951                24,551
8/31/99             27,135                27,811                24,620
9/30/99             27,593                27,048                24,696
10/31/99            30,363                28,760                26,597
11/30/99            34,284                29,345                29,119
12/31/99            44,025                31,073                34,049
1/31/00             44,792                29,512                33,344
2/29/00             56,129                28,953                39,102
3/31/00             54,509                31,786                38,969
4/30/00             48,628                30,829                35,622
5/31/00             44,409                30,197                33,182
6/30/00             52,833                30,941                36,663
7/31/00             52,876                30,458                35,570
8/31/00             59,709                32,349                39,511
9/30/00             56,882                30,642                37,646


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical         10%
Consumer Non-Cyclical      2%
Financial                  9%
Health Care               10%
Industrial                11%
Services                   2%
Technology                42%
Utilities                  3%
Cash                      11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Citigroup                                         2.5%
Polycom                                           2.5%
Tyco International                                2.4%
Siebel Systems                                    2.4%
Verisign                                          2.4%
Nortel Networks                                   2.3%
Pfizer                                            2.3%
General Electric                                  2.2%
Corning                                           2.2%
Network Appliance                                 2.2%
------------------------------------------------------
% of Total Portfolio Investments                 23.4%

                                [LOGO OMITTED] 12

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


 PBHG LARGE CAP GROWTH FUND PBHLX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.3%

CONSUMER CYCLICAL -- 10.3%
AUDIO/VIDEO PRODUCTS -- 2.5%
Polycom*                              185,300    $     12,408
                                                 ------------
                                                       12,408
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 0.6%
AT&T-- Liberty Media, Cl A*           176,200           3,172
                                                 ------------
                                                        3,172
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.4%
Entravision Communication*             71,700           1,246
Gemstar-TV Guide International*       122,600          10,689
                                                 ------------
                                                       11,935
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.3%
Bed Bath & Beyond*                    267,100           6,515
                                                 ------------
                                                        6,515
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.8%
Home Depot                             78,650           4,173
                                                 ------------
                                                        4,173
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
Best Buy*                              63,500           4,040
                                                 ------------
                                                        4,040
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.4%
Wal-Mart Stores                        40,000           1,925
                                                 ------------
                                                        1,925
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.3%
Tiffany & Company                      39,400           1,519
                                                 ------------
                                                        1,519
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.6%
Kohl's*                                51,200           2,954
                                                 ------------
                                                        2,954
--------------------------------------------------------------------------------
TELEVISION -- 0.6%
Univision Communications*              83,000           3,102
                                                 ------------
                                                        3,102
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $41,951)                 51,743
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.7%
FOOD-RETAIL -- 1.7%
Safeway*                              181,800           8,488
                                                 ------------
                                                        8,488
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $9,260)               8,488
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 8.7%
COMMERCIAL BANKS-WESTERN US -- 0.9%
Zions                                  92,400           4,726
                                                 ------------
                                                        4,726
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Citigroup                             231,866    $     12,535
                                                 ------------
                                                       12,535
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.6%
Household International               146,000           8,267
                                                 ------------
                                                        8,267
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
Goldman Sachs                          45,000           5,127
                                                 ------------
                                                        5,127
--------------------------------------------------------------------------------
INTERNET BROKER -- 1.5%
Schwab, Charles                       216,200           7,675
                                                 ------------
                                                        7,675
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.2%
Wells Fargo                           132,000           6,064
                                                 ------------
                                                        6,064
                                                 ------------
TOTAL FINANCIAL (COST $41,055)                         44,394
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 9.9%
DRUG DELIVERY SYSTEMS -- 1.1%
Alza*                                  62,600           5,415
                                                 ------------
                                                        5,415
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.9%
Serono Sa ADR*                        155,900           4,716
                                                 ------------
                                                        4,716
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.1%
Genentech*                             31,100           5,775
                                                 ------------
                                                        5,775
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 5.8%
Biovail*                               48,900           3,982
Forest Labs*                           58,800           6,744
Medimmune*                             56,200           4,341
Pfizer                                253,600          11,396
Shire Pharmaceuticals ADR*             49,397           2,550
                                                 ------------
                                                       29,013
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.0%
Gilead Sciences*                       44,600           4,892
                                                 ------------
                                                        4,892
                                                 ------------
TOTAL HEALTH CARE (COST $37,025)                       49,811
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 11.0%
CIRCUIT BOARDS -- 0.4%
Jabil Circuit*                         46,300           2,627
                                                 ------------
                                                        2,627
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.7%
General Electric                      196,300          11,324
Tyco International                    234,000          12,139
                                                 ------------
                                                       23,463
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 13

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG LARGE CAP GROWTH FUND PBHLX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.2%
Celestica*                             55,100      $    3,816
Flextronics International*             85,971           7,060
                                                   ----------
                                                       10,876
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.3%
Tektronix                              82,500           6,337
                                                   ----------
                                                        6,337
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.9%
Pe Corp-Pe Biosystems Group            83,200           9,693
                                                   ----------
                                                        9,693
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.5%
Capstone Turbine*                      38,700           2,680
                                                   ----------
                                                        2,680
                                                   ----------
TOTAL INDUSTRIAL (COST $41,857)                        55,676
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 2.0%
COMPUTER SERVICES -- 1.3%
DST Systems*                           54,900           6,451
                                                   ----------
                                                        6,451
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.7%
Telefonos De Mexico ADR                67,000           3,564
                                                   ----------
                                                        3,564
                                                   ----------
TOTAL SERVICES (COST $8,098)                           10,015
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 42.0%
APPLICATIONS SOFTWARE -- 2.9%
Rational Software*                     36,400           2,525
Siebel Systems*                       108,000          12,022
                                                   ----------
                                                       14,547
--------------------------------------------------------------------------------
COMPUTERS -- 2.2%
Sun Microsystems                       93,900          10,963
                                                   ----------
                                                       10,963
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.8%
Brocade Communications Systems*        17,600           4,154
                                                   ----------
                                                        4,154
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 3.5%
EMC*                                   95,000           9,417
Veritas Software*                      58,300           8,278
                                                   ----------
                                                       17,695
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.6%
Automatic Data Processing             131,400           8,787
Fiserv*                                75,100           4,497
                                                   ----------
                                                       13,284
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTOR - 2.2%
Broadcom*                              22,400           5,460
PMC-Sierra*                            26,900           5,790
                                                   ----------
                                                       11,250
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.5%
BEA Systems*                           12,500      $      973
I2 Technologies*                       26,800           5,013
Oracle*                                82,400           6,489
                                                   ----------
                                                       12,475
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.0%
Infospace*                            166,000           5,022
                                                   ----------
                                                        5,022
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 4.6%
Alteon Websystems*                     31,800           3,446
Ariba*                                 54,100           7,751
Verisign*                              58,800          11,911
                                                   ----------
                                                       23,108
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.8%
Cisco Systems*                        143,400           7,923
Juniper Networks*                      46,200          10,114
Network Appliance*                     86,200          10,980
                                                   ----------
                                                       29,017
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.5%
Globespan*                             60,500           7,381
Integrated Circuit Systems*           126,600           2,342
Linear Technology                      44,600           2,888
                                                   ----------
                                                       12,611
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.3%
Applied Materials*                    106,900           6,341
KLA-Tencor*                           125,600           5,173
                                                   ----------
                                                       11,514
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.3%
Nortel Networks^                      196,900          11,728
                                                   ----------
                                                       11,728
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 6.3%
Corning                                37,100          11,018
JDS Uniphase*                          62,580           5,926
SDL*                                   24,800           7,671
Sycamore Networks*                     65,700           7,096
                                                   ----------
                                                       31,711
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Nextel Partners, Cl A*                 82,300           2,397
                                                   ----------
                                                        2,397
                                                   ----------
TOTAL TECHNOLOGY (COST $154,135)                      211,476
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 3.7%
ELECTRIC-GENERATION -- 1.1%
AES*                                   82,500           5,651
                                                   ----------
                                                        5,651
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 14

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                PBHG LARGE CAP GROWTH FUND PBHLX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 2.6%
Calpine*                               86,000      $    8,976
Southern Energy*                      124,800           3,916
                                                   ----------
                                                       12,892
                                                   ----------
TOTAL UTILITIES (COST $8,713)                          18,543
                                                   ----------
TOTAL COMMON STOCK (COST $342,094)                    450,146
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.1%
J.P. Morgan
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $23,472,451 (collateralized
   by U.S. Government Agency Instruments:
   total market value $23,928,799) (A)      $23,460    23,460
Prudential
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $32,532,310 (collateralized
   by U.S. Government Agency Instruments:
   total market value $33,165,602) (A)       32,515    32,515
                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $55,975)             55,975
                                                   ----------
TOTAL INVESTMENTS-- 100.4% (COST $398,069)            506,121
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,258)
                                                   ----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 12,585,406
   outstanding shares of common stock              $  371,498
Accumulated net investment loss                          (311)
Accumulated net realized gain on investments           24,624
Net unrealized appreciation on investments            108,052
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $  503,863
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $40.04
                                                   ==========
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class
^The fund held Canadian securities as of September 30, 2000. The total market value of investments is $11,727,856 and represented 2.3% of the fund.


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 15

            THE PBHG FUNDS, INC.

PBHG SELECT EQUITY FUND (UNAUDITED)

 PBHG SELECT EQUITY FUND PBHEX


    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                    X    Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                     One      Annualized    Annualized   Annualized
                           6        Year        3 Year        5 Year      Inception
                        Months 2   Return       Return        Return      to Date 3
------------------------------------------------------------------------------------
  PBHG Select Equity
     Fund               (2.40)%    206.07%      57.59%        43.14%       49.11%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG SELECT EQUITY FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

               PBHG Select          S&P 500             Lipper Multi-Cap Growth
               Equity Fund          Index 4                  Funds Average 5
4/30/95          10,000             10,000                      10,000
5/31/95          10,402             10,399                      10,211
6/30/95          11,685             10,640                      10,872
7/31/95          13,399             10,993                      11,619
8/31/95          13,947             11,020                      11,743
9/30/95          14,545             11,485                      12,079
10/31/95         14,985             11,444                      11,878
11/30/95         15,367             11,946                      12,307
12/31/95         15,510             12,176                      12,354
1/31/96          15,851             12,590                      12,492
2/29/96          17,025             12,707                      12,921
3/31/96          17,326             12,830                      13,096
4/30/96          18,811             13,019                      13,814
5/31/96          20,376             13,354                      14,282
6/30/96          19,603             13,405                      13,875
7/31/96          17,687             12,813                      12,769
8/31/96          18,861             13,083                      13,401
9/30/96          21,118             13,819                      14,332
10/31/96         19,904             14,200                      14,174
11/30/96         20,366             15,273                      14,851
12/31/96         19,852             14,970                      14,643
1/31/97          20,338             15,905                      15,333
2/28/97          17,947             16,030                      14,703
3/31/97          16,123             15,372                      13,834
4/30/97          16,579             16,289                      14,122
5/31/97          18,808             17,280                      15,465
6/30/97          19,568             18,054                      16,035
7/31/97          21,402             19,490                      17,456
8/31/97          20,338             18,399                      17,135
9/30/97          22,335             19,406                      18,240
10/31/97         20,794             18,759                      17,399
11/30/97         20,176             19,626                      17,427
12/31/97         21,210             19,963                      17,591
1/31/98          20,784             20,184                      17,524
2/28/98          22,902             21,639                      18,989
3/31/98          24,473             22,746                      19,916
4/30/98          24,422             22,974                      20,123
5/31/98          22,993             22,580                      19,254
6/30/98          25,922             23,496                      20,197
7/31/98          23,824             23,247                      19,502
8/31/98          19,193             19,890                      16,013
9/30/98          21,048             21,164                      17,229
10/31/98         19,781             22,886                      18,154
11/30/98         21,261             24,273                      19,501
12/31/98         25,243             25,672                      21,718
1/31/99          25,577             26,745                      22,889
2/28/99          23,257             25,914                      21,591
3/31/99          26,277             26,951                      23,007
4/30/99          25,365             27,995                      23,686
5/31/99          24,280             27,334                      23,324
6/30/99          26,388             28,851                      25,026
7/31/99          25,821             27,951                      24,551
8/31/99          27,736             27,811                      24,620
9/30/99          28,557             27,048                      24,696
10/31/99         34,303             28,760                      26,597
11/30/99         43,575             29,345                      29,119
12/31/99         65,858             31,073                      34,049
1/31/00          69,092             29,512                      33,344
2/29/00          99,040             28,953                      39,102
3/31/00          89,556             31,786                      38,969
4/30/00          69,748             30,829                      35,622
5/31/00          61,737             30,197                      33,182
6/30/00          84,515             30,941                      36,663
7/31/00          81,856             30,458                      35,570
8/31/00          95,518             32,349                      39,511
9/30/00          87,404             30,642                      37,646

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Select Equity Fund commenced operations on April 5, 1995.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical   6%
Health Care         2%
Industrial          3%
Technology         78%
Cash               11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Juniper Networks                                  6.4%
Siebel Systems                                    5.8%
Brocade Communications Systems                    4.4%
Gemstar-TV Guide International                    4.2%
Art Technology                                    4.0%
JDS Uniphase                                      3.9%
Network Appliance                                 3.9%
Broadcom                                          3.7%
SDL                                               3.7%
Verisign                                          3.6%
------------------------------------------------------
% of Total Portfolio Investments                 43.6%


                                [LOGO OMITTED] 16

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                   PBHG SELECT EQUITY FUND PBHEX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.0%
CONSUMER CYCLICAL -- 6.3%
MULTIMEDIA -- 4.4%
Gemstar-TV Guide International*     1,022,300    $     89,132
                                                 ------------
                                                       89,132
--------------------------------------------------------------------------------
TELEVISION -- 1.9%
Univision Communications*           1,059,200          39,587
                                                 ------------
                                                       39,587
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $120,877)               128,719
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 2.1%
MEDICAL-BIOMEDICAL/GENETIC -- 2.1%
Immunex*                              995,000          43,283
                                                 ------------
                                                       43,283
                                                 ------------
TOTAL HEALTH CARE (COST $48,534)                       43,283
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.5%
CIRCUIT BOARDS -- 2.5%
Jabil Circuit*                        922,000          52,324
                                                 ------------
                                                       52,324
                                                 ------------
TOTAL INDUSTRIAL (COST $42,790)                        52,324
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 80.1%
APPLICATIONS SOFTWARE -- 8.2%
Quest Software*                       753,700          46,812
Siebel Systems*                     1,098,400         122,265
                                                 ------------
                                                      169,077
--------------------------------------------------------------------------------
COMPUTERS -- 1.0%
Sun Microsystems*                     175,900          20,536
                                                 ------------
                                                       20,536
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 6.0%
Brocade Communications Systems*       391,700          92,441
Redback Networks*                     189,400          31,062
                                                 ------------
                                                      123,503
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.9%
Veritas Software*                     421,925          59,913
                                                 ------------
                                                       59,913
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 6.8%
Broadcom*                             321,700          78,415
PMC-Sierra*                           285,400          61,432
                                                 ------------
                                                      139,847
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 6.4%
I2 Technologies*                      392,500          73,422
Oracle*                               738,000          58,118
                                                 ------------
                                                      131,540
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.8%
Infospace*                          1,215,400          36,766
                                                 ------------
                                                       36,766
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 16.1%
Alteon Websystems*                    445,400   $      48,277
Ariba*                                514,400          73,696
Art Technology*                       883,300          83,692
E.Piphany*                            358,100          27,596
Verisign*                             375,775          76,118
Vignette*                             664,100          19,840
                                                 ------------
                                                      329,219
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 13.1%
Foundry Networks*                     785,600          52,586
Juniper Networks*                     619,100         135,544
Network Appliance*                    644,400          82,081
                                                 ------------
                                                      270,211
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.1%
KLA-Tencor*                         1,049,700          43,235
                                                 ------------
                                                       43,235
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 4.8%
Audiocodes Limited*                   325,200          27,683
Nortel Networks^                    1,197,500          71,326
                                                 ------------
                                                       99,009
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 10.9%
JDS Uniphase*                         871,800          82,548
SDL*                                  252,800          78,194
Sycamore Networks*                    579,200          62,554
                                                 ------------
                                                      223,296
                                                 ------------
TOTAL TECHNOLOGY (COST $1,183,439)                  1,646,152
                                                 ------------
TOTAL COMMON STOCK (COST $1,395,640)                1,870,478
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.3%
Morgan Stanley
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $85,337,712
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $88,656,785) (A)                   $85,291          85,291
J.P. Morgan
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $60,751,617
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $61,933,549) (A)                    60,718          60,718
Prudential
   6.57%, dated 09/29/00, matures 10/02/00,
   repurchase price $86,619,809
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $88,304,474) (A)                    86,572          86,572
                                                 ------------
TOTAL REPURCHASE AGREEMENTS    (COST $232,581)        232,581
                                                 ------------
TOTAL INVESTMENTS-- 102.3% (COST $1,628,221)        2,103,059
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.3)%
TOTAL OTHER ASSETS AND LIABILITIES, NET               (47,196)
                                                 ------------
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 17

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG SELECT EQUITY FUND PBHEX


                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 27,072,836
   outstanding shares of common stock              $1,748,844
Accumulated net investment loss                        (4,940)
Accumulated net realized loss on investments         (162,879)
Net unrealized appreciation on investments            474,838
                                                 ------------
TOTAL NET ASSETS-- 100.0%                          $2,055,863
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $75.94
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
^ The fund held Canadian securities as of September 30, 2000. The total market value of investments is $71,326,094 and represented 3.5% of the fund.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 18

                                        THE PBHG FUNDS, INC.

                                               PBHG CORE GROWTH FUND (UNAUDITED)

                                                     PBHG CORE GROWTH FUND PBCRX


    INVESTMENT FOCUS
          STYLE
Value    Blend    Growth
------------------------
                         Large
------------------------
                     X   Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------

                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                One       Annualized     Annualized
                                   6           Year         3 Year        Inception
                                Months 2      Return        Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Core Growth Fund          4.83%        92.77%        34.99%         27.53%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE PBHG CORE GROWTH FUND, VERSUS THE
   RUSSELL MID CAP GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE CHART OMITTED]

                               PLOT POINT FOLLOWS:

                 PBHG Core          Russell Mid Cap         Lipper Multi-Cap
                Growth Fund          Growth Index 4      Growth Funds Average 5
12/31/95          10,000               10,000                  10,000
1/31/96           10,590               10,177                  10,112
2/29/96           11,450               10,562                  10,459
3/31/96           11,820               10,645                  10,601
4/30/96           13,310               11,159                  11,182
5/31/96           14,230               11,387                  11,561
6/30/96           13,800               11,043                  11,232
7/31/96           12,040               10,186                  10,336
8/31/96           13,000               10,736                  10,848
9/30/96           14,200               11,418                  11,601
10/31/96          13,410               11,284                  11,473
11/30/96          13,740               11,949                  12,022
12/31/96          13,280               11,748                  11,853
1/31/97           13,300               12,268                  12,412
2/28/97           11,690               11,997                  11,902
3/31/97           10,340               11,319                  11,198
4/30/97           10,200               11,597                  11,431
5/31/97           11,680               12,636                  12,518
6/30/97           12,230               12,986                  12,980
7/31/97           12,990               14,228                  14,130
8/31/97           12,480               14,090                  13,870
9/30/97           12,890               14,803                  14,765
10/31/97          12,280               14,061                  14,084
11/30/97          11,910               14,209                  14,107
12/31/97          11,990               14,395                  14,239
1/31/98           11,470               14,136                  14,185
2/28/98           12,830               15,465                  15,371
3/31/98           13,530               16,113                  16,121
4/30/98           13,620               16,332                  16,289
5/31/98           12,540               15,660                  15,585
6/30/98           13,560               16,103                  16,349
7/31/98           12,540               15,413                  15,787
8/31/98            9,680               12,471                  12,962
9/30/98           10,790               13,415                  13,946
10/31/98          10,520               14,402                  14,695
11/30/98          11,260               15,374                  15,785
12/31/98          12,880               16,966                  17,580
1/31/99           13,420               17,475                  18,528
2/28/99           12,670               16,620                  17,477
3/31/99           14,060               17,546                  18,624
4/30/99           14,160               18,346                  19,173
5/31/99           13,890               18,110                  18,880
6/30/99           15,530               19,374                  20,258
7/31/99           15,560               18,757                  19,873
8/31/99           16,300               18,562                  19,929
9/30/99           16,450               18,404                  19,991
10/31/99          17,990               19,827                  21,530
11/30/99          20,130               21,881                  23,571
12/31/99          25,450               25,669                  27,561
1/31/00           25,140               25,664                  26,991
2/29/00           34,490               31,060                  31,652
3/31/00           30,250               31,092                  31,545
4/30/00           25,710               28,074                  28,835
5/31/00           23,230               26,027                  26,860
6/30/00           29,900               28,789                  29,677
7/31/00           27,850               26,966                  28,793
8/31/00           33,470               31,033                  31,983
9/30/00           31,710               29,516                  30,474


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
4 The Russell Mid Cap Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a higher price to book ratio and higher forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.



SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical   3%
Energy              8%
Financial           2%
Health Care        11%
Industrial          4%
Services            3%
Technology         61%
Cash                8%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Verisign                                          3.1%
Teva Pharmaceutical ADR                           3.0%
Redback Networks                                  2.8%
Extreme Networks                                  2.8%
Globespan                                         2.7%
MMC Networks                                      2.5%
Newport                                           2.5%
Brocade Communications Systems                    2.5%
BEA Systems                                       2.5%
Ariba                                             2.3%
------------------------------------------------------
% of Total Portfolio Investments                 26.7%

                                [LOGO OMITTED] 19

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
CONSUMER CYCLICAL -- 3.2%
AUDIO/VIDEO PRODUCTS -- 1.3%
Polycom*                               36,800   $       2,464
                                                -------------
                                                        2,464
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 1.9%
Tiffany & Company                      42,100           1,624
Zale*                                  62,200           2,018
                                                -------------
                                                        3,642
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $5,721)                   6,106
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 7.9%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
EOG Resources                          55,800           2,169
                                                -------------
                                                        2,169
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
Cooper Cameron*                        30,700           2,262
                                                -------------
                                                        2,262
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 4.6%
Diamond Offshore Drilling              42,900           1,760
Ensco International                    92,900           3,553
Global Marine*                         36,400           1,124
Santa Fe International                 52,000           2,343
                                                -------------
                                                        8,780
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.0%
BJ Services*                           29,600           1,809
                                                -------------
                                                        1,809
                                                -------------
TOTAL ENERGY (COST $11,875)                            15,020
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 1.5%
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.5%
T. Rowe Price & Associates             61,700           2,896
                                                -------------
                                                        2,896
                                                -------------
TOTAL FINANCIAL (COST $2,913)                           2,896
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.6%
DRUG DELIVERY SYSTEMS -- 1.8%
ANDRX*                                 36,400           3,399
                                                -------------
                                                        3,399
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.0%
Biomet                                 27,300             956
Techne*                                 8,300             930
                                                -------------
                                                        1,886
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETICS -- 1.0%
Incyte Pharmaceuticals*                20,500             843
Inhale Therapeutic Systems*            19,700           1,110
                                                -------------
                                                        1,953
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 7.8%
Celgene*                               67,100   $       3,993
Medicis Pharmaceuticals, Cl A*         42,900           2,638
Medimmune*                             31,900           2,464
Teva Pharmaceutical ADR                80,000           5,855
                                                -------------
                                                       14,950
                                                -------------
TOTAL HEALTH CARE (COST $13,902)                       22,188
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.4%
CAPACITORS -- 0.8%
Kemet*                                 54,200           1,498
                                                -------------
                                                        1,498
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.0%
APW Limited                            40,000           1,950
                                                -------------
                                                        1,950
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.7%
Celestica*                             19,700           1,364
                                                -------------
                                                        1,364
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 1.9%
Mettler-Toledo International*          84,300           3,709
                                                -------------
                                                        3,709
                                                -------------
TOTAL INDUSTRIAL (COST $7,115)                          8,521
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 2.6%
ADVERTISING SALES -- 0.3%
Lamar Advertising*                     16,300             617
                                                -------------
                                                          617
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 1.0%
Getty Images*                          64,900           1,976
                                                -------------
                                                        1,976
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.3%
Robert Half International*             68,300           2,369
                                                -------------
                                                        2,369
                                                -------------
TOTAL SERVICES (COST $5,718)                            4,962
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 62.4%
APPLICATIONS SOFTWARE -- 0.8%
Quest Software*                        23,900           1,484
                                                -------------
                                                        1,484
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.6%
Checkpoint Software*                   19,000           2,993
                                                -------------
                                                        2,993
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 5.4%
Brocade Communications Systems*        20,600           4,861
Redback Networks*                      33,400           5,478
                                                -------------
                                                       10,339
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 20

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                     PBHG CORE GROWTH FUND PBCRX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.8%
Sandisk*                               21,600   $       1,442
                                                -------------
                                                        1,442
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 0.7%
Smartforce ADR*                        25,800           1,222
                                                -------------
                                                        1,222
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.5%
Applied Micro Circuits*                19,000           3,934
Microchip Technology*                  33,000           1,091
Virata*                                53,900           3,564
                                                -------------
                                                        8,589
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 2.5%
BEA Systems*                           61,800           4,813
                                                -------------
                                                        4,813
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.4%
Infospace*                             75,500           2,284
Rare Medium Group*                     53,600             399
                                                -------------
                                                        2,683
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 12.4%
Ariba*                                 31,100           4,455
Art Technology*                        37,900           3,591
At Road*                               89,600             644
Commerce One*                          31,500           2,473
Niku*                                  81,600           1,989
Support.com*                            5,500             168
Verisign*                              29,625           6,001
Vitria Technology*                     94,000           4,383
                                                -------------
                                                       23,704
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.5%
Micromuse*                             14,600           2,934
                                                -------------
                                                        2,934
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 8.4%
Extreme Networks*                      47,500           5,440
Inrange Technologies*                   3,000             159
Juniper Networks*                      19,400           4,247
MMC Networks*                          39,100           4,946
Turnstone Systems*                     25,800           1,196
                                                -------------
                                                       15,988
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.9%
Analog Devices*                        20,100           1,660
Globespan*                             42,900           5,234
Triquint Semiconductor*                68,700           2,503
                                                -------------
                                                        9,397
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.1%
ATMI*                                  33,000             771
Credence Systems*                      45,500           1,365
                                                -------------
                                                        2,136
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.4%
Mercury Interactive*                   17,100   $       2,680
                                                -------------
                                                        2,680
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.8%
Advanced Fibre*                        38,900           1,473
Audiocodes Limited*                    18,100           1,541
Ditech Communications*                 24,700           1,013
Natural Microsystems*                  19,700           1,060
Sonus Networks*                        10,800           1,365
Tekelec*                               23,900             785
                                                -------------
                                                        7,237
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 10.2%
Avanex*                                13,700           1,475
C-Cor.net                              26,200             401
Finisar*                               38,300           1,853
MRV Communications*                    72,500           3,285
New Focus*                             15,200           1,202
Newport                                30,700           4,889
SDL*                                   13,300           4,114
Sycamore Networks*                     21,200           2,290
                                                -------------
                                                       19,509
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.0%
Ceragon Networks Limited*               2,600              70
Netro*                                 29,200           1,730
Triton Network Systems*                 6,500              85
                                                -------------
                                                        1,885
                                                -------------
TOTAL TECHNOLOGY (COST $84,233)                       119,035
                                                -------------
TOTAL COMMON STOCK (COST $131,477)                    178,728
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.5%
Morgan Stanley
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $16,332,011 (collateralized
   by U.S. Government Agency Instruments:
   total market value $16,649,494) (A)  $16,323        16,323
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $16,323)              16,323
                                                -------------
TOTAL INVESTMENTS-- 102.1% (COST $147,800)            195,051
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (4,071)
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 6,022,243 outstanding shares of common
   stock                                              133,392
Accumulated net investment loss                          (663)
Accumulated net realized gain on investments           11,000
Net unrealized appreciation on investments             47,251
                                                -------------
TOTAL NET ASSETS-- 100.0%                          $  190,980
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $31.71
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 21

            THE PBHG FUNDS, INC.

PBHG LIMITED FUND (UNAUDITED)

 PBHG LIMITED FUND PBLDX

   INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                    X    Small
------------------------

                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                 One      Annualized     Annualized
                                    6           Year        3 Year        Inception
                                 Months 2      Return       Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Limited Fund               0.82%        86.60%       31.67%         30.51%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                      IN THE PBHG LIMITED FUND, VERSUS THE
     RUSSELL 2000 GROWTH INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:


                                     Russell 2000      Lipper Small-Cap Growth
             PBHG Limited Fund       Growth Index 4         Funds Average 5
6/30/96           10,000                10,000                  10,000
7/31/96            9,950                 8,779                   8,959
8/31/96           10,320                 9,429                   9,584
9/30/96           11,010                 9,914                  10,173
10/31/96          10,570                 9,487                   9,828
11/30/96          10,560                 9,751                  10,011
12/31/96          11,082                 9,941                  10,130
1/31/97           11,273                10,189                  10,377
2/28/97           10,048                 9,574                   9,719
3/31/97            9,085                 8,898                   9,050
4/30/97            8,984                 8,795                   8,911
5/31/97           10,741                10,117                  10,179
6/30/97           11,454                10,460                  10,775
7/31/97           12,016                10,996                  11,487
8/31/97           12,257                11,326                  11,728
9/30/97           13,622                12,230                  12,680
10/31/97          13,070                11,495                  12,051
11/30/97          12,809                11,221                  11,807
12/31/97          12,864                11,228                  11,843
1/31/98           12,708                11,078                  11,681
2/28/98           13,756                12,056                  12,685
3/31/98           14,606                12,562                  13,324
4/30/98           14,720                12,639                  13,461
5/31/98           13,621                11,721                  12,555
6/30/98           14,057                11,841                  12,828
7/31/98           13,154                10,852                  11,935
8/31/98           10,509                 8,347                   9,356
9/30/98           11,691                 9,193                  10,084
10/31/98          11,681                 9,673                  10,559
11/30/98          12,770                10,423                  11,464
12/31/98          14,542                11,366                  12,673
1/31/99           15,053                11,878                  12,944
2/28/99           13,422                10,791                  11,773
3/31/99           12,998                11,176                  12,273
4/30/99           12,965                12,163                  12,797
5/31/99           13,966                12,182                  12,943
6/30/99           15,989                12,823                  14,092
7/31/99           15,380                12,427                  14,084
8/31/99           15,358                11,962                  13,898
9/30/99           16,663                12,193                  14,287
10/31/99          18,077                12,505                  15,056
11/30/99          20,524                13,828                  17,026
12/31/99          24,968                16,265                  20,209
1/31/00           24,821                16,113                  19,984
2/29/00           32,988                19,862                  25,066
3/31/00           30,840                17,774                  23,660
4/30/00           26,583                15,980                  21,005
5/31/00           23,407                14,581                  19,247
6/30/00           29,946                16,464                  22,537
7/31/00           27,677                15,053                  21,076
8/31/00           30,787                16,636                  23,559
9/30/00           31,093                15,810                  22,626


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Limited Fund commenced operations on June 28, 1996.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials    3%
Consumer Cyclical 12%
Health Care        8%
Industrial         4%
Services          14%
Technology        49%
Cash              10%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Actuate                                           4.1%
Micromuse                                         3.8%
Polycom                                           3.8%
Pericom Semiconductors                            3.7%
InFocus                                           3.6%
Anaren Microwave                                  3.2%
Advent Software                                   3.1%
Informatica                                       3.0%
Forrester Research                                3.0%
Transwitch                                        2.9%
------------------------------------------------------
% of Total Portfolio Investments                 34.2%


                                [LOGO OMITTED] 22

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                         PBHG LIMITED FUND PBLDX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 88.7%
BASIC MATERIALS -- 2.5%
Advanced Materials/Products -- 2.5%
Surmodics*                             67,300   $       3,685
                                                -------------
                                                        3,685
                                                -------------
TOTAL BASIC MATERIALS (COST $1,081)                     3,685
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 11.7%
AUDIO/VIDEO PRODUCTS -- 3.7%
Polycom*                               79,800           5,344
                                                -------------
                                                        5,344
--------------------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.4%
Skechers Foot Wear*                    38,600             584
                                                -------------
                                                          584
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.0%
Charlotte Russe Holdings*             103,800           1,375
                                                -------------
                                                        1,375
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 2.2%
Tweeter Home Entertainment Group*      24,700             897
Ultimate Electronics*                  55,400           2,278
                                                -------------
                                                        3,175
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 4.4%
Buca*                                 166,700           1,771
California Pizza Kitchen*              44,800           1,254
Rare Hospitality International*       166,950           3,402
                                                -------------
                                                        6,427
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $9,475)                  16,905
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 7.8%
MEDICAL-DRUGS -- 5.0%
Cima Labs*                             73,000           3,800
Medicis Pharmaceutical, Cl A*          56,925           3,501
                                                -------------
                                                        7,301
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.3%
Allscripts*                            31,000             438
                                                -------------
                                                          438
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.5%
Accredo Health*                        45,050           2,202
                                                -------------
                                                        2,202
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 1.0%
Resmed*                                44,500           1,391
                                                -------------
                                                        1,391
                                                -------------
TOTAL HEALTH CARE (COST $4,901)                        11,332
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.0%
ELECTRONIC CONNECTORS -- 2.3%
Merix*                                 50,900           3,299
                                                -------------
                                                        3,299
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.4%
Molecular Devices*                     21,200   $       2,083
                                                -------------
                                                        2,083
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.3%
Photon Dynamics*                       12,300             464
                                                -------------
                                                          464
                                                -------------
TOTAL INDUSTRIAL (COST $3,922)                          5,846
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 14.0%
COMPUTER SERVICES -- 5.4%
Factset Research Systems               76,200           2,865
Manhattan Associates*                  29,100           1,782
Netegrity*                             45,150           3,161
                                                -------------
                                                        7,808
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 5.7%
Diamond Technology Partners*           53,250           3,954
Forrester Research*                    66,700           4,252
                                                -------------
                                                        8,206
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 2.3%
Hall Kinion & Associates*             116,600           3,316
                                                -------------
                                                        3,316
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.6%
Albany Molecular Research*             15,000             843
                                                -------------
                                                          843
                                                -------------
TOTAL SERVICES (COST $7,801)                           20,173
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 48.7%
APPLICATIONS SOFTWARE -- 4.9%
Actuate*                              167,000           5,769
Exchange Applications*                 11,500              52
Genomica*                               4,900              95
Great Plains Software*                 13,900             391
Silverstream Software*                 27,200             819
                                                -------------
                                                        7,126
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.0%
Witness Systems*                       84,000           1,517
                                                -------------
                                                        1,517
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.5%
NetScout Systems*                      31,100             739
                                                -------------
                                                          739
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.6%
M-Systems Flash Disk Pioneers*         16,000             611
Simple Technology*                     29,500             286
                                                -------------
                                                          897
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 3.6%
InFocus*                               97,500           5,168
                                                -------------
                                                        5,168
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 23

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG LIMITED FUND PBLDX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 4.0%
Advent Software*                       63,300  $        4,423
Interactive Intelligence*               1,700              67
Netiq*                                 20,200           1,327
                                                -------------
                                                        5,817
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.3%
Integrated Silicon Solution*           48,100             682
Transwitch*                            64,850           4,134
                                                -------------
                                                        4,816
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICE -- 5.7%
Avantgo*                               12,500             250
Business Objects ADR*                  33,300           3,765
Informatica*                           46,100           4,299
                                                -------------
                                                        8,314
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.4%
Jupiter Media Metrix*                  24,810             395
Mainspring*                            15,900             118
                                                -------------
                                                          513
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 2.5%
C-Bridge Net Solutions*                29,200             547
Commerce One*                          33,680           2,644
Integrated Information Systems         47,900             228
Intraware*                             18,600             139
                                                -------------
                                                        3,558
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 3.8%
Micromuse*                             27,100           5,445
                                                -------------
                                                        5,445
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 0.8%
Celeritek*                             29,500           1,112
                                                -------------
                                                        1,112
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 4.9%
O2Micro International*                 26,400             454
Pericom Semiconductors*               140,200           5,266
Sipex*                                 32,900           1,384
                                                -------------
                                                        7,104
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.9%
August Technology*                     24,800             329
LTX*                                   17,600             333
Rudolph Technologies*                   3,100             104
Varian Semiconductor Equipment*        54,700           2,048
                                                -------------
                                                        2,814
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.7%
Broadbase Software*                    75,200           1,020
                                                -------------
                                                        1,020
--------------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 9.4%
Anaren Microwave*                      33,900  $        4,598
Ditech Communications*                 20,100             824
MCK Communications*                    52,400           1,186
Natural Microsystems*                  68,500           3,685
Tut Systems*                           38,300           3,306
                                                -------------
                                                       13,599
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.7%
MRV Communications*                    22,300           1,010
                                                -------------
                                                        1,010
                                                -------------
TOTAL TECHNOLOGY (COST $29,243)                        70,569
                                                -------------
TOTAL COMMON STOCK (COST $56,423)                     128,510
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.6%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $1,663,582
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $1,696,241) (A)                     $1,663           1,663
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $12,225,526
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $12,463,182) (A)                    12,219          12,219
                                                -------------
TOTAL REPURCHASE AGREEMENTS (COST $13,882)             13,882
                                                -------------
TOTAL INVESTMENTS -- 98.3% (COST $70,305)             142,392
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.7%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 2,512
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 6,219,043
   outstanding shares of common stock                  47,211
Accumulated net investment loss                          (368)
Accumulated net realized gain on investments           25,974
Net unrealized appreciation on investments             72,087
                                                -------------
TOTAL NET ASSETS-- 100.0%                          $  144,904
                                                =============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $23.30
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 24

THE PBHG FUNDS, INC.

PBHG LARGE CAP 20 FUND (UNAUDITED)

PBHG LARGE CAP 20 FUND PLCPX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000


------------------------------------------------------------------------------------
                                               One        Annualized     Annualized
                                   6          Year          3 Year        Inception
                                Months 2     Return         Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Large Cap 20 Fund        (2.35)%       104.62%       59.01%         53.59%
------------------------------------------------------------------------------------


            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                    IN THE PBHG LARGE CAP 20 FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                              [LINE CHART OMITTED]

                               PLOT POINT FOLLOWS:


                PBHG Large Cap                           Lipper Large-Cap Growth
                  20 Fund           S&P 500 Index 4          Funds Average 5
11/30/96          10,000                10,000                   10,000
12/31/96           9,841                 9,802                    9,748
1/31/97           10,462                10,414                   10,367
2/28/97           10,001                10,496                   10,161
3/31/97            9,260                10,065                    9,632
4/30/97            9,881                10,666                   10,136
5/31/97           10,912                11,315                   10,834
6/30/97           11,523                11,821                   11,288
7/31/97           12,854                12,761                   12,367
8/31/97           12,234                12,047                   11,789
9/30/97           12,914                12,706                   12,423
10/31/97          12,424                12,283                   11,978
11/30/97          12,494                12,851                   12,222
12/31/97          13,084                13,071                   12,333
1/31/98           13,355                13,216                   12,520
2/28/98           15,097                14,168                   13,532
3/31/98           15,998                14,893                   14,177
4/30/98           16,278                15,043                   14,401
5/31/98           15,848                14,785                   14,028
6/30/98           17,589                15,385                   14,915
7/31/98           17,609                15,221                   14,809
8/31/98           14,516                13,023                   12,354
9/30/98           16,708                13,858                   13,280
10/31/98          17,069                14,985                   14,121
11/30/98          18,320                15,893                   15,121
12/31/98          21,960                16,809                   16,801
1/31/99           23,995                17,512                   17,958
2/28/99           22,294                16,968                   17,195
3/31/99           24,400                17,647                   18,247
4/30/99           23,337                18,330                   18,289
5/31/99           22,527                17,897                   17,684
6/30/99           24,178                18,891                   18,975
7/31/99           23,540                18,301                   18,419
8/31/99           24,512                18,210                   18,465
9/30/99           25,372                17,711                   18,325
10/31/99          28,136                18,831                   19,631
11/30/99          33,614                19,214                   20,789
12/31/99          44,567                20,346                   23,423
1/31/00           43,320                19,324                   22,482
2/29/00           51,964                18,958                   24,233
3/31/00           53,163                20,813                   25,433
4/30/00           47,264                20,186                   23,818
5/31/00           41,293                19,772                   22,362
6/30/00           49,926                20,259                   24,129
7/31/00           49,542                19,943                   23,627
8/31/00           56,665                21,181                   25,796
9/30/00           51,916                20,063                   24,021


1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Large-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Large-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical  4%
Financial          6%
Industrial        10%
Technology        68%
Cash              12%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Juniper Networks                                  8.3%
EMC                                               7.3%
Nortel Networks                                   6.7%
Citigroup                                         6.3%
Flextronics International                         5.7%
Siebel Systems                                    5.3%
Sun Microsystems                                  5.2%
Cisco Systems                                     4.8%
Broadcom                                          4.6%
Gemstar-TV Guide International                    4.2%
------------------------------------------------------
% of Total Portfolio Investments                 58.4%


                                [LOGO OMITTED] 25

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)


 PBHG LARGE CAP 20 FUND PLCPX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK  -- 90.5%
CONSUMER CYCLICAL -- 4.3%
MULTIMEDIA -- 4.3%
Gemstar-TV Guide International*       571,700    $     49,845
                                                 ------------
                                                       49,845
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $21,498)                 49,845
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 6.5%
DIVERSIFIED FINANCIAL SERVICES -- 6.5%
Citigroup                           1,390,500          75,174
                                                 ------------
                                                       75,174
                                                 ------------
TOTAL FINANCIAL (COST $65,729)                         75,174
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.7%
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 5.9%
Flextronics International*            827,900          67,991
                                                 ------------
                                                       67,991
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 3.8%
Pe Corp-Pe Biosystems Group           380,600          44,340
                                                 ------------
                                                       44,340
                                                 ------------
TOTAL INDUSTRIAL (COST $84,393)                       112,331
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 70.0%
APPLICATIONS SOFTWARE -- 5.4%
Siebel Systems*                       564,400          62,825
                                                 ------------
                                                       62,825
--------------------------------------------------------------------------------
COMPUTERS -- 5.3%
Sun Microsystems*                     526,900          61,516
                                                 ------------
                                                       61,516
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 11.6%
EMC*                                  881,400          87,369
Veritas Software*                     325,600          46,235
                                                 ------------
                                                      133,604
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.7%
Broadcom*                             226,000          55,087
PMC-Sierra*                           210,200          45,246
                                                 ------------
                                                      100,333
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.1%
I2 Technologies*                       62,200          11,635
Oracle*                               601,000          47,329
                                                 ------------
                                                       58,964
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 13.5%
Cisco Systems*                      1,029,400          56,874
Juniper Networks*                     449,800          98,478
                                                 ------------
                                                      155,352
--------------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 2.7%
Applied Materials*                    523,400   $      31,044
                                                 ------------
                                                       31,044
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 7.1%
Cosine Communications*                 47,500           2,640
Nortel Networks^                    1,338,180          79,705
                                                 ------------
                                                       82,345
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER-OPTICS -- 10.6%
Corning                               155,200          46,094
JDS Uniphase*                         475,000          44,977
SDL*                                  100,500          31,086
                                                 ------------
                                                      122,157
                                                 ------------
TOTAL TECHNOLOGY (COST $513,098)                      808,140
                                                 ------------
TOTAL COMMON STOCK (COST $684,718)                  1,045,490
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.6%
J.P. Morgan
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $62,631,094
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $63,849,657) (A)                  $62,597           62,597
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $39,326,654
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $40,106,481) (A)                   39,305           39,305
Prudential
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $43,689,949
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $44,540,109) (A)                   43,666           43,666
                                                 ------------
TOTAL REPURCHASE AGREEMENTS (COST $145,568)           145,568
                                                 ------------
TOTAL INVESTMENTS -- 103.1% (COST $830,286)         1,191,058
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET               (35,494)
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 26,690,094 outstanding shares
   of common stock                                    671,346
Accumulated net investment loss                        (2,613)
Accumulated net realized gain on investments          126,059
Net unrealized appreciation on investments            360,772
                                                 ------------
TOTAL NET ASSETS-- 100.0%                          $1,155,564
                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $43.30
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
^ The fund held Canadian securities as of September 30, 2000. The total market value of investments is $79,705,346 and represented 6.9% of the fund.


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 26

                                        The PBHG FUNDS, INC.

                                         PBHG NEW OPPORTUNITIES FUND (UNAUDITED)

                                               PBHG NEW OPPORTUNITIES FUND PBNOX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                     X    Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------
                                                             One        Annualized
                                              6             Year         Inception
                                           Months 2        Return        to Date 3
----------------------------------------------------------------------------------
  PBHG New Opportunities Fund             (19.29)%         204.27%        205.49%
----------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                 IN THE PBHG NEW OPPORTUNITIES FUND, VERSUS THE
     RUSSELL 2000 GROWTH INDEX AND THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE

                              [LINE CHART OMITTED]

                               PLOT POINT FOLLOWS:


                   PBHG                Russell 2000      Lipper Multi-Cap Growth
             New Opportunities Fund   Growth Index 4         Funds Average 5
2/28/99          10,000                   10,000                  10,000
3/31/99          11,714                   10,356                  10,656
4/30/99          12,134                   11,271                  10,970
5/31/99          12,795                   11,289                  10,803
6/30/99          17,255                   11,883                  11,591
7/31/99          18,770                   11,516                  11,371
8/31/99          19,047                   11,085                  11,403
9/30/99          19,573                   11,299                  11,438
10/31/99         24,780                   11,588                  12,319
11/30/99         33,314                   12,814                  13,487
12/31/99         51,830                   15,072                  15,770
1/31/00          54,784                   14,932                  15,443
2/29/00          82,487                   18,406                  18,111
3/31/00          73,791                   16,471                  18,049
4/30/00          53,461                   14,808                  16,499
5/31/00          50,447                   13,511                  15,368
6/30/00          67,177                   15,257                  16,981
7/31/00          53,694                   13,949                  16,475
8/31/00          60,488                   15,417                  18,300
9/30/00          59,556                   14,651                  17,436

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG New Opportunities Fund commenced operations on February 12, 1999.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:


Consumer Cyclical  7%
Health Care       19%
Industrial         4%
Services           8%
Technology        58%
Cash               4%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

JNI                                               6.9%
Albany Molecular Research                         6.7%
Pericom Semiconductors                            5.1%
Noven Pharmaceuticals                             4.9%
Anaren Microwave                                  4.7%
Serena Software                                   4.6%
Elantec Semiconductor                             4.6%
MapInfo                                           4.3%
Priority Healthcare, Cl B                         4.2%
Dendrite International                            4.0%
------------------------------------------------------
% of Total Portfolio Investments                 50.0%


                                [LOGO OMITTED] 27

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG NEW OPPORTUNITIES FUND PBNOX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.8%
CONSUMER CYCLICAL -- 6.4%
RETAIL-COMPUTER EQUIPMENT -- 3.7%
PC Connection*                         98,000   $       5,586
                                                -------------
                                                        5,586
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.7%
California Pizza Kitchen*              59,700           1,672
P.F Chang's China Bistro*              70,000           2,419
                                                -------------
                                                        4,091
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $6,703)                   9,677
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.3%
DIAGNOSTIC KITS -- 2.7%
Biosite Diagnostics*                  103,000           4,107
                                                -------------
                                                        4,107
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 4.7%
Noven Pharmaceuticals*                166,000           7,097
                                                -------------
                                                        7,097
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.1%
Priority Healthcare, Cl B*             80,500           6,138
                                                -------------
                                                        6,138
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 3.9%
Dendrite International*               217,000           5,818
                                                -------------
                                                        5,818
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 2.9%
Impath*                                70,000           4,418
                                                -------------
                                                        4,418
                                                -------------
TOTAL HEALTH CARE (COST $19,048)                       27,578
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.8%
POWER CONVERSION/SUPPLY EQUIPMENT -- 3.8%
C & D Technologies                    102,000           5,789
                                                -------------
                                                        5,789
                                                -------------
TOTAL INDUSTRIAL (COST $3,735)                          5,789
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 7.6%
CONSULTING SERVICES -- 1.2%
Corporate Executive Board*             44,000           1,771
                                                -------------
                                                        1,771
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 6.4%
Albany Molecular Research*            172,000           9,664
                                                -------------
                                                        9,664
                                                -------------
TOTAL SERVICES (COST $5,854)                           11,435
                                                -------------
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 56.7%
APPLICATIONS SOFTWARE -- 14.1%
Exchange Applications*                 38,900   $         176
MapInfo*                              201,000           6,294
Pinnacle Systems*                     214,000           2,408
Serena Software*                      146,000           6,725
WebTrends*                            147,000           5,494
                                                -------------
                                                       21,097
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 1.2%
Internet Security Systems*             24,000           1,803
                                                -------------
                                                        1,803
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 3.4%
Henry (Jack) & Associates             117,500           5,097
                                                -------------
                                                        5,097
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.6%
Actel*                                110,400           3,968
                                                -------------
                                                        3,968
--------------------------------------------------------------------------------
INTERNET CONTENT -- 0.8%
Jupiter Media Matrix*                  77,469           1,234
                                                -------------
                                                        1,234
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 1.6%
Intranet Solutions*                    47,000           2,350
                                                -------------
                                                        2,350
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 6.7%
JNI*                                  112,500          10,012
                                                -------------
                                                       10,012
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 9.4%
Elantec Semiconductor*                 67,000           6,675
Pericom Semiconductors*               199,000           7,475
                                                -------------
                                                       14,150
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 13.1%
Anaren Microwave*                      50,000           6,781
Audiocodes Limited*                    49,100           4,180
Aware*                                111,000           4,274
Tut Systems*                           52,000           4,488
                                                -------------
                                                       19,723
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 3.8%
Proxim*                               128,000           5,696
                                                -------------
                                                        5,696
                                                -------------
TOTAL TECHNOLOGY (COST $61,910)                        85,130
                                                -------------
TOTAL COMMON STOCK (COST $97,250)                     139,609
                                                -------------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 28

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                               PBHG NEW OPPORTUNITIES FUND PBNOX

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $5,637,016 (collateralized
   by U.S. Government Agency Instruments:
   total market value $5,746,596) (A)  $5,634   $       5,634
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $5,634)                5,634
                                                -------------
TOTAL INVESTMENTS-- 96.5% (COST $102,884)             145,243
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.5%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 5,199
                                                -------------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 1,898,524
   outstanding shares of common stock                  62,231
Accumulated net investment loss                          (614)
Accumulated net realized gain on investments           46,466
Net unrealized appreciation on investments             42,359
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $  150,442
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $79.24
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 29

            THE PBHG FUNDS, INC.

PBHG LARGE CAP VALUE FUND (UNAUDITED)

 PBHG LARGE CAP VALUE FUND PLCVX


 INVESTMENT FOCUS
      STYLE

Value    Blend    Growth
------------------------
  X                      Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                 One       Annualized     Annualized
                                     6          Year         3 Year        Inception
                                  Months 2     Return        Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Large Cap Value Fund      11.03%        20.58%        20.00%         22.67%
------------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                  IN THE PBHG LARGE CAP VALUE FUND, VERSUS THE
           S&P 500 INDEX AND THE LIPPER LARGE-CAP VALUE FUNDS AVERAGE

                              [LINE CHART OMITTED]

                                  PLOT FOLLOWS:

             PBHG Large Cap                               Lipper Large-Cap Value
               Value Fund         S&P 500 Index 4            Funds Average 5
12/31/96         10,000              10,000                      10,000
1/31/97          10,240              10,624                      10,381
2/28/97          10,430              10,708                      10,468
3/31/97          10,110              10,269                      10,132
4/30/97          10,380              10,881                      10,426
5/31/97          11,080              11,543                      11,084
6/30/97          11,560              12,060                      11,480
7/31/97          12,400              13,019                      12,320
8/31/97          12,000              12,291                      12,027
9/30/97          12,450              12,963                      12,633
10/31/97         12,110              12,531                      12,152
11/30/97         12,390              13,110                      12,421
12/31/97         12,562              13,335                      12,613
1/31/98          12,540              13,483                      12,553
2/28/98          13,407              14,455                      13,414
3/31/98          14,101              15,194                      13,993
4/30/98          14,198              15,347                      14,053
5/31/98          14,101              15,084                      13,748
6/30/98          14,339              15,696                      13,781
7/31/98          14,318              15,529                      13,322
8/31/98          12,312              13,287                      11,346
9/30/98          13,201              14,138                      11,863
10/31/98         14,578              15,288                      12,787
11/30/98         15,553              16,214                      13,353
12/31/98         16,925              17,149                      13,758
1/31/99          17,244              17,866                      13,791
2/28/99          16,509              17,311                      13,395
3/31/99          16,962              18,003                      13,765
4/30/99          17,415              18,701                      14,829
5/31/99          17,550              18,259                      14,769
6/30/99          18,701              19,272                      15,245
7/31/99          18,297              18,671                      14,850
8/31/99          17,991              18,578                      14,367
9/30/99          17,844              18,069                      13,773
10/31/99         18,787              19,212                      14,212
11/30/99         19,142              19,602                      14,276
12/31/99         18,796              20,757                      14,697
1/31/00          18,634              19,714                      14,030
2/29/00          17,372              19,341                      13,463
3/31/00          19,379              21,233                      14,878
4/30/00          19,962              20,594                      14,814
5/31/00          20,723              20,172                      14,940
6/30/00          20,270              20,669                      14,659
7/31/00          19,460              20,346                      14,721
8/31/00          20,771              21,610                      15,686
9/30/00          21,516              20,469                      15,473

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap Value Fund commenced operations on December 31, 1996.
4 The S&P 500 Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Large-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Large-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials             2%
Consumer Cyclical           3%
Consumer Non-Cyclical      16%
Energy                      6%
Financial                  20%
Health Care                11%
Industrial                  6%
Services                    6%
Technology                 12%
Utilities                   1%
Cash                       17%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

General Electric                                  4.1%
Burlington Resources                              3.8%
Citigroup                                         3.5%
Heinz (H.J.)                                      3.5%
Pitney Bowes                                      3.4%
Sara Lee                                          3.0%
Microsoft                                         2.8%
Bank of America                                   2.8%
IMS Health                                        2.7%
Schering-Plough                                   2.6%
------------------------------------------------------
% of Total Portfolio Investments                 32.2%

                                [LOGO OMITTED] 30

                                        THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG LARGE CAP VALUE FUND PLCVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.3%
BASIC MATERIALS -- 1.9%
CHEMICALS-DIVERSIFIED -- 1.9%
Dow Chemical                           51,100   $       1,274
                                                -------------
                                                        1,274
                                                -------------
TOTAL BASIC MATERIALS (COST $1,230)                     1,274
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 3.7%
CABLE TV -- 1.1%
Comcast Special, Cl A*                 17,000             696
                                                -------------
                                                          696
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.8%
Gannett                                21,800           1,155
                                                -------------
                                                        1,155
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.8%
Knight-Ridder                          10,000             508
                                                -------------
                                                          508
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $2,264)                   2,359
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 18.5%
COSMETICS & TOILETRIES -- 1.2%
Avon Products                          19,500             797
                                                -------------
                                                          797
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 13.5%
Campbell Soup                          23,500             608
Conagra Foods                          78,000           1,565
Heinz (H.J.)                           69,300           2,569
Kellogg                                77,700           1,879
Sara Lee                              108,900           2,212
                                                -------------
                                                        8,833
--------------------------------------------------------------------------------
FOOD-RETAIL -- 3.8%
Albertson's                            39,000             819
Kroger*                                72,900           1,645
                                                -------------
                                                        2,464
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $11,684)             12,094
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 7.0%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.3%
Burlington Resources                   76,600           2,820
                                                -------------
                                                        2,820
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.7%
Exxon Mobil                            12,000           1,069
USX-Marathon Group                     24,300             690
                                                -------------
                                                        1,759
                                                -------------
TOTAL ENERGY (COST $4,367)                              4,579
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 23.0%
DIVERSIFIED FINANCIAL SERVICES -- 4.0%
Citigroup                              48,333           2,613
                                                -------------
                                                        2,613
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 2.1%
USA Education                          29,000   $       1,397
                                                -------------
                                                        1,397
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.4%
Morgan J.P.                             9,700           1,585
                                                -------------
                                                        1,585
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 5.6%
Countrywide Credit                     35,700           1,347
Federal National Mortgage              21,300           1,152
Federal Home Loan Mortgage             16,000           1,144
                                                -------------
                                                        3,643
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 2.3%
Aetna                                  25,500           1,481
                                                -------------
                                                        1,481
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 3.2%
Bank of America                        39,600           2,074
                                                -------------
                                                        2,074
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 2.1%
Allstate                               40,000           1,390
                                                -------------
                                                        1,390
--------------------------------------------------------------------------------
S & L THRIFTS-WESTERN US -- 1.3%
Washington Mutual                      21,700             864
                                                -------------
                                                          864
                                                -------------
TOTAL FINANCIAL (COST $14,270)                         15,047
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
MEDICAL-DRUGS -- 5.9%
Merck                                  25,100           1,869
Schering-Plough                        42,200           1,962
                                                -------------
                                                        3,831
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 3.1%
IMS Health                             98,000           2,033
                                                -------------
                                                        2,033
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.9%
Becton Dickinson                       72,500           1,917
                                                -------------
                                                        1,917
                                                -------------
TOTAL HEALTH CARE (COST $7,108)                         7,781
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.0%
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.6%
General Electric                       52,400           3,023
                                                -------------
                                                        3,023
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 2.4%
Waste Management                       90,000           1,569
                                                -------------
                                                        1,569
                                                -------------
TOTAL INDUSTRIAL (COST $4,718)                          4,592
                                                -------------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 31

            THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG LARGE CAP VALUE FUND PLCVX

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
SERVICES -- 6.7%
COMPUTER SERVICES -- 1.9%
Electronic Data Systems                30,000   $       1,245
                                                -------------
                                                        1,245
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 4.8%
AT&T                                   42,300           1,242
Sprint                                 23,800             698
Worldcom*                              40,000           1,215
                                                -------------
                                                        3,155
                                                -------------
TOTAL SERVICES (COST $4,233)                            4,400
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.8%
APPLICATIONS SOFTWARE -- 3.2%
Microsoft*                             35,000           2,111
                                                -------------
                                                        2,111
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 2.8%
First Data                             47,900           1,871
                                                -------------
                                                        1,871
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 3.9%
Pitney Bowes                           64,900           2,560
                                                -------------
                                                        2,560
--------------------------------------------------------------------------------
PRINTERS & RELATED PRODUCTS -- 2.0%
Lexmark International*                 34,700           1,301
                                                -------------
                                                        1,301
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.9%
Verizon Communications                 25,000           1,211
                                                -------------
                                                        1,211
                                                -------------
TOTAL TECHNOLOGY (COST $8,725)                          9,054
                                                -------------
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
INDEPENDENT POWER PRODUCER -- 0.8%
Southern Energy*                       15,900             499
                                                -------------
                                                          499
                                                -------------
TOTAL UTILITIES (COST $350)                               499
                                                -------------
TOTAL COMMON STOCK (COST $58,949)                      61,679
                                                -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.2%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $12,558,741
   (collateralized by U.S. Government Agency
   Instruments: total market value
   $12,803,439) (A)                   $12,552          12,552
                                                -------------
TOTAL REPURCHASE AGREEMENT (COST $12,552)              12,552
                                                -------------
TOTAL INVESTMENTS-- 113.5% (COST $71,501)             $74,231
                                                =============

Percentages Are Based On Net Assets of $65,405,816
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 32

                                        THE PBHG FUNDS, INC.

                                             PBHG MID-CAP VALUE FUND (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


   INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
   X                     Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------
                                               One        Annualized     Annualized
                                    6         Year          3 Year        Inception
                                 Months 2    Return         Return        to Date 3
-----------------------------------------------------------------------------------
  PBHG Mid-Cap Value Fund         9.41%      41.61%         23.83%         33.90%
-----------------------------------------------------------------------------------



                     COMPARISON OF CHANGE IN THE VALUE OF A
                  $10,000 INVESTMENT IN THE PBHG MID-CAP VALUE
                     FUND, VERSUS THE S&P MID CAP 400 INDEX,
    S&P BARRA MID CAP VALUE INDEX AND THE LIPPER MID-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                S&P Barra             Lipper
             PBHG Mid-Cap    S&P Mid-Cap 400     Mid Cap          Mid-Cap Value
              Value Fund         Index 4       Value Index 5     Funds Average 6
4/30/97         10,000           10,000            10,000              10,000
5/31/97         10,740           10,874            10,838              10,638
6/30/97         11,410           11,180            11,276              10,926
7/31/97         12,890           12,285            12,045              11,733
8/31/97         13,240           12,271            12,097              11,811
9/30/97         14,300           12,976            12,812              12,472
10/31/97        13,760           12,411            12,398              12,100
11/30/97        13,870           12,595            12,451              12,402
12/31/97        14,148           13,083            12,694              13,147
1/31/98         14,138           12,834            12,558              12,845
2/28/98         15,443           13,896            13,489              13,795
3/31/98         16,106           14,523            14,106              14,440
4/30/98         16,422           14,787            14,271              14,533
5/31/98         15,717           14,123            13,703              13,946
6/30/98         15,896           14,211            13,603              13,842
7/31/98         15,580           13,660            12,812              13,240
8/31/98         12,769           11,119            10,570              11,072
9/30/98         13,906           12,157            11,131              11,933
10/31/98        15,358           13,243            11,887              12,874
11/30/98        16,538           13,904            12,337              13,174
12/31/98        18,087           15,584            12,917              13,761
1/31/99         18,122           14,977            12,761              13,042
2/28/99         17,023           14,193            12,165              12,419
3/31/99         17,451           14,589            12,505              12,653
4/30/99         17,764           15,740            13,568              13,878
5/31/99         18,666           15,808            13,776              14,104
6/30/99         20,042           16,656            14,297              14,542
7/31/99         20,215           16,301            14,016              14,349
8/31/99         19,487           15,742            13,471              13,805
9/30/99         19,174           15,256            13,122              13,125
10/31/99        19,313           16,033            13,318              13,388
11/30/99        20,007           16,875            13,717              13,658
12/31/99        22,017           17,878            14,536              14,080
1/31/00         20,903           17,374            13,905              13,472
2/29/00         21,622           18,590            14,157              12,978
3/31/00         24,818           20,146            15,436              14,964
4/30/00         24,639           19,443            15,161              14,827
5/31/00         25,788           19,200            15,146              15,255
6/30/00         25,698           19,482            15,224              14,566
7/31/00         25,321           19,790            15,264              15,143
8/31/00         27,943           21,999            16,375              16,226
9/30/00         27,153           21,849            16,252              16,466

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Mid-Cap Value Fund commenced operations on April 30, 1997.
4 The S&P Mid Cap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The S&P Barra Mid Cap Value Index is an unmanaged capitalization weighted index that consists of those securities in the S&P Mid Cap 400 Index with lower price to book ratios. The index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
6 The Lipper Mid-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            3%
Consumer Cyclical         16%
Consumer Non-Cyclical      1%
Energy                    16%
Financial                 15%
Health Care                8%
Industrial                 7%
Services                   6%
Technology                13%
Utilities                  6%
Cash                       9%


TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Adelphia Communications, Cl A                     2.0%
Devon Energy                                      2.0%
Inco Limited                                      1.7%
DTE Energy                                        1.6%
Cablevision Systems, Cl A                         1.6%
XL Capital Limited, Cl A                          1.5%
Quantum - DLT & Storage                           1.5%
Parametric                                        1.4%
TRW                                               1.4%
Harrah's Entertainment                            1.4%
------------------------------------------------------
% of Total Portfolio Investments                 16.1%


                                [LOGO OMITTED] 33

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.7%
BASIC MATERIALS -- 2.9%
CHEMICALS-SPECIALTY -- 1.2%
Crompton                              124,500     $       980
Cytec Industries*                      11,600             388
                                                  -----------
                                                        1,368
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 1.7%
Inco Limited                          124,500           2,008
                                                  -----------
                                                        2,008
                                                  -----------
TOTAL BASIC MATERIALS (COST $3,652)                     3,376
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 16.2%
APPLIANCES -- 0.9%
Maytag                                 35,100           1,090
                                                  -----------
                                                        1,090
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 2.2%
Lear*                                  21,500             442
TRW                                    40,600           1,649
Visteon                                34,100             516
                                                  -----------
                                                        2,607
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 1.0%
Clear Channel Communication*           14,300             808
Unitedglobalcom, Cl A*                 13,700             411
                                                  -----------
                                                        1,219
--------------------------------------------------------------------------------
CABLE TV -- 3.7%
Adelphia Communications, Cl A*         86,800           2,393
Cablevision Systems, Cl A*             28,100           1,863
                                                  -----------
                                                        4,256
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.4%
Harrah's Entertainment*                59,700           1,642
                                                  -----------
                                                        1,642
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.8%
Starwood Hotels & Resorts Worldwide    29,300             916
                                                  -----------
                                                          916
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.1%
Gannett                                17,600             933
Scripps (E.W.), Cl A                   25,600           1,382
                                                  -----------
                                                        2,315
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.4%
Intimate Brands                        24,400             456
                                                  -----------
                                                          456
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.7%
Family Dollar Stores                   45,000             866
                                                  -----------
                                                          866
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.6%
Longs Drug Stores                      39,300     $       752
                                                  -----------
                                                          752
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.8%
Wendy's International                  49,700             997
                                                  -----------
                                                          997
--------------------------------------------------------------------------------
TELEVISION -- 1.0%
Pegasus Communications*                25,500           1,232
                                                  -----------
                                                        1,232
--------------------------------------------------------------------------------
TRAVEL SERVICES -- 0.6%
Sabre Holdings, Cl A*                  25,100             726
                                                  -----------
                                                          726
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $19,335)                 19,074
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.2%
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.2%
Fortune Brands                         51,600           1,367
                                                  -----------
                                                        1,367
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,261)               1,367
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 16.3%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 7.5%
Anadarko Petroleum                     14,611             971
Devon Energy                           39,292           2,364
EOG Resources                          37,000           1,438
Forest Oil*                            59,100             957
Louis Dreyfus Natural Gas*             27,000           1,070
Ocean Energy*                          49,000             756
Triton Energy Limited, Cl A*           29,800           1,162
                                                  -----------
                                                        8,718
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 0.7%
Unocal                                 24,800             879
                                                  -----------
                                                          879
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
Cooper Cameron*                         3,200             236
Grant Prideco*                         46,100           1,011
                                                  -----------
                                                        1,247
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 2.9%
BJ Services*                           24,300           1,485
Hanover Compressor*                    23,100             761
Tidewater                              26,800           1,219
                                                  -----------
                                                        3,465
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 2.7%
Ensco International                    20,100             769
Global Marine*                         25,600             790
Nabors Industries*                     21,300           1,116
Noble Drilling*                        10,400             523
                                                  -----------
                                                        3,198
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 34

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PIPELINES -- 1.4%
Columbia Energy Group                   7,200     $       511
Kinder Morgan                          28,800           1,179
                                                  -----------
                                                        1,690
                                                  -----------
TOTAL ENERGY (COST $15,349)                            19,197
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 14.8%
COMMERCIAL BANKS-EASTERN US -- 0.7%
Mercantile                             23,100             838
                                                  -----------
                                                          838
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.6%
Southtrust                             23,600             742
                                                  -----------
                                                          742
--------------------------------------------------------------------------------
FINANCE-COMMERCIAL -- 0.6%
CIT Group                              42,800             749
                                                  -----------
                                                          749
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.6%
Household International                11,900             674
                                                  -----------
                                                          674
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.6%
The PMI Group                          11,200             759
                                                  -----------
                                                          759
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 3.5%
Jefferson Pilot                        11,100             753
John Hancock Financial*                52,900           1,422
Torchmark                              30,100             837
Unumprovident                          37,600           1,025
                                                  -----------
                                                        4,037
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.7%
Allmerica Financial                    12,500             799
                                                  -----------
                                                          799
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.5%
XL Capital Limited, Cl A               24,500           1,801
                                                  -----------
                                                        1,801
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.7%
Pinnacle Holdings*                     31,600             841
                                                  -----------
                                                          841
--------------------------------------------------------------------------------
S & L/THRIFTS-CENTRAL US -- 1.2%
Charter One Financial                  56,495           1,377
                                                  -----------
                                                        1,377
--------------------------------------------------------------------------------
S & L/THRIFTS-EASTERN US -- 0.5%
Dime Bancorp                           25,100             541
                                                  -----------
                                                          541
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
S & L/THRIFTS-WESTERN US -- 2.3%
Golden State Bancorp*                  57,000     $     1,347
Golden West Financial                  14,900             799
Washington Mutual                      12,500             498
                                                  -----------
                                                        2,644
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.3%
Comerica                               27,000           1,578
                                                  -----------
                                                        1,578
                                                  -----------
TOTAL FINANCIAL (COST $15,810)                         17,380
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 7.7%
DISPOSABLE MEDICAL PRODUCTS -- 0.3%
Bard (C.R.)                             9,500             401
                                                  -----------
                                                          401
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.7%
McKesson HBOC                          26,800             819
                                                  -----------
                                                          819
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.4%
Aclara Biosciences*                     5,900             180
Incyte Genomics*                       30,000           1,234
Inhale Therapeutic Systems*             4,900             276
                                                  -----------
                                                        1,690
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.2%
Cephalon*                               4,300             209
                                                  -----------
                                                          209
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.5%
Mylan Labs                             49,700           1,339
Watson Pharmaceutical*                 24,500           1,589
                                                  -----------
                                                        2,928
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.7%
Trigon Healthcare*                     14,600             767
                                                  -----------
                                                          767
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Boston Scientific*                     27,200             447
                                                  -----------
                                                          447
--------------------------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 0.5%
Visx*                                  20,800             560
                                                  -----------
                                                          560
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.0%
Omnicare                               74,600           1,203
                                                  -----------
                                                        1,203
                                                  -----------
TOTAL HEALTH CARE (COST $8,067)                         9,024
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.8%
AEROSPACE/DEFENSE -- 0.7%
Litton Industries*                     17,900             800
                                                  -----------
                                                          800
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 35

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG MID-CAP VALUE FUND PBMCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.8%
Martin Marietta Materials              24,800     $       950
                                                  -----------
                                                          950
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.5%
Jabil Circuit*                         11,000             624
                                                  -----------
                                                          624
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.7%
Eaton                                  14,700             906
ITT Industries                         45,500           1,476
Textron                                16,500             761
                                                  -----------
                                                        3,143
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.6%
Vishay Intertechnology*                21,500             661
                                                  -----------
                                                          661
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.7%
Tektronix                              11,200             860
                                                  ------------
                                                          860
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEM/DEVICES -- 0.8%
Symbol Technologies                    27,000             970
                                                  -----------
                                                          970
                                                  -----------
TOTAL INDUSTRIAL (COST $8,098)                          8,008
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 5.7%
COMMERCIAL SERVICES -- 1.2%
Quintiles Transnational*               85,900           1,369
                                                  -----------
                                                        1,369
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 3.0%
Block (H&R)                            40,700           1,508
Concord EFS*                           39,900           1,417
Equifax                                21,400             577
                                                  -----------
                                                        3,502
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Unisys*                                54,800             617
                                                  -----------
                                                          617
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.0%
Comdisco                               64,000           1,220
                                                  -----------
                                                        1,220
                                                  -----------
TOTAL SERVICES (COST $6,422)                            6,708
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.8%
APPLICATIONS SOFTWARE -- 3.0%
Citrix Systems*                        16,400             329
Intuit*                                26,300           1,499
Parametric*                           154,400           1,689
                                                  -----------
                                                        3,517
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares        Value (000)
--------------------------------------------------------------------------------
COMPUTERS -- 0.1%
Micron Electronics*                    15,100     $       136
                                                  -----------
                                                          136
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.0%
Quantum-DLT & Storage*                118,800           1,789
Sandisk*                                8,800             587
                                                  -----------
                                                        2,376
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.2%
Wind River Systems*                    30,300           1,453
                                                  -----------
                                                        1,453
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
Advanced Micro Devices*                47,400           1,120
                                                  -----------
                                                        1,120
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.1%
Networks Associates*                   54,900           1,242
                                                  -----------
                                                        1,242
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.2%
Cabletron Systems*                      9,900             291
                                                  -----------
                                                          291
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 1.0%
Pitney Bowes                           28,500           1,124
                                                  -----------
                                                        1,124
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.3%
Atmel*                                 62,000             942
Cypress Semiconductor*                 13,500             561
                                                  -----------
                                                        1,503
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
Harris                                 47,100           1,339
                                                  -----------
                                                        1,339
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.4%
Broadwing                              38,900             994
RCN*                                   29,600             614
                                                  -----------
                                                        1,608
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.4%
Western Multiplex*                     29,800             479
                                                  -----------
                                                          479
                                                  -----------
TOTAL TECHNOLOGY (COST $16,040)                        16,188
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
TRANSPORTATION-TRUCK -- 0.3%
Swift Transportation*                  25,400             332
                                                  -----------
                                                          332
                                                  -----------
TOTAL TRANSPORTATION (COST $422)                          332
                                                  -----------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 36

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG MID-CAP VALUE FUND PBMCX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 6.0%
ELECTRIC-INTEGRATED -- 5.4%
Allete                                 48,200     $     1,067
CMS Energy                             12,600             339
Conectiv                               41,300             738
Constellation Energy Group             31,900           1,587
DQE                                    20,600             827
DTE Energy                             49,300           1,886
                                                  -----------
                                                        6,444
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.6%
UGI                                    27,600             669
                                                  -----------
                                                          669
--------------------------------------------------------------------------------
TOTAL UTILITIES (COST $5,911)                           7,113
                                                  -----------
TOTAL COMMON STOCK (COST $100,367)                    107,767
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.8%
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $10,405,708
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $10,663,748) (A)             $10,400          10,400
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $10,400)              10,400
                                                  -----------
TOTAL INVESTMENTS -- 100.5% (COST $110,767)           118,167
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (600)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 7,775,724 outstanding shares
   of common stock                                    108,325
Undistributed net investment income                       163
Accumulated net realized gain on investments            1,679
Net unrealized appreciation on investments              7,400
                                                  -----------
TOTAL NET ASSETS -- 100.0%                        $   117,567
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $15.12
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 37

            THE PBHG FUNDS, INC.

PBHG SMALL CAP VALUE FUND (UNAUDITED)


PBHG SMALL CAP VALUE FUND PBSVX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
  X                      Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

-----------------------------------------------------------------------------------
                                                   One      Annualized   Annualized
                                      6           Year        3 Year      Inception
                                   Months 2      Return       Return      to Date 3
-----------------------------------------------------------------------------------
  PBHG Small Cap Value Fund        10.51%        54.40%       17.10%       28.14%
-----------------------------------------------------------------------------------




                     COMPARISON OF CHANGE IN THE VALUE OF A
                    $10,000 INVESTMENT IN THE PBHG SMALL CAP
                   VALUE FUND, VERSUS THE RUSSELL 2000 INDEX,
      RUSSELL 2000 VALUE INDEX AND THE LIPPER SMALL-CAP VALUE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                                Lipper Small-Cap
           PBHG Small Cap         Russell       Russell 2000       Value Funds
            Value Fund          2000 Index 4    Value Index 5       Average 6
4/30/97       10,000              10,000           10,000              10,000
5/31/97       10,880              11,113           10,796              10,929
6/30/97       11,800              11,589           11,342              11,521
7/31/97       13,070              12,128           11,819              12,175
8/31/97       13,370              12,405           12,006              12,477
9/30/97       14,550              13,313           12,805              13,322
10/31/97      14,210              12,729           12,456              12,943
11/30/97      14,200              12,646           12,593              12,857
12/31/97      14,539              12,868           13,020              12,992
1/31/98       14,518              12,665           12,785              12,777
2/28/98       15,615              13,601           13,558              13,615
3/31/98       16,227              14,162           14,107              14,215
4/30/98       16,438              14,240           14,177              14,363
5/31/98       15,520              13,473           13,675              13,784
6/30/98       15,098              13,501           13,598              13,521
7/31/98       14,402              12,409           12,533              12,573
8/31/98       11,490               9,999           10,570              10,378
9/30/98       11,838              10,782           11,167              10,728
10/31/98      12,872              11,221           11,499              11,153
11/30/98      13,811              11,809           11,810              11,652
12/31/98      14,703              12,540           12,180              12,051
1/31/99       14,410              12,707           11,904              11,837
2/28/99       13,237              11,678           11,091              11,032
3/31/99       12,831              11,860           11,000              10,871
4/30/99       13,429              12,923           12,004              11,861
5/31/99       14,004              13,111           12,373              12,273
6/30/99       14,962              13,704           12,821              12,844
7/31/99       15,255              13,328           12,516              12,721
8/31/99       15,131              12,835           12,059              12,214
9/30/99       15,131              12,838           11,818              11,946
10/31/99      14,771              12,890           11,581              11,716
11/30/99      15,605              13,659           11,641              12,115
12/31/99      17,443              15,205           11,999              12,676
1/31/00       17,217              14,961           11,685              12,265
2/29/00       19,845              17,432           12,399              12,697
3/31/00       21,141              16,283           12,458              13,343
4/30/00       20,149              15,303           12,531              13,270
5/31/00       20,431              14,411           12,340              13,101
6/30/00       22,348              15,667           12,701              13,523
7/31/00       21,649              15,163           13,124              13,604
8/31/00       23,734              16,320           13,711              14,532
9/30/00       23,362              15,840           13,633              14,405

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Small Cap Value Fund commenced operations on April 30, 1997.
4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Russell 2000 Value Index is an unmanaged index that measures the performance of those securities in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
6 The Lipper Small-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Value category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            3%
Consumer Cyclical         13%
Energy                    12%
Financial                 14%
Health Care               14%
Industrial                10%
Services                   3%
Technology                16%
Transportation             3%
Utilities                  3%
Cash                       9%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

North American Scientific                         2.0%
Harman International                              2.0%
CTS                                               1.8%
S3                                                1.7%
Teledyne Technologies                             1.6%
Fair Issac & Company                              1.6%
Hooper Holmes                                     1.5%
Acneilson                                         1.5%
Telecom Semiconductor                             1.5%
Excelon                                           1.4%
------------------------------------------------------
% of Total Portfolio Investments                 16.6%


                                [LOGO OMITTED] 38

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.5%
BASIC MATERIALS -- 2.7%
CHEMICALS-DIVERSIFIED -- 0.4%
Solutia                                65,300     $       743
                                                  -----------
                                                          743
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.4%
Polyone*                              102,800             752
                                                  -----------
                                                          752
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.9%
Crompton                              233,700           1,841
Cytec*                                 58,000           1,939
W.R. Grace*                            43,100             296
                                                  -----------
                                                        4,076
--------------------------------------------------------------------------------
OTHER-NON-FERROUS -- 0.0%
USEC                                   10,200              43
                                                  -----------
                                                           43
                                                  -----------
TOTAL BASIC MATERIALS (COST $6,227)                     5,614
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 12.7%
AUDIO/VIDEO PRODUCTS -- 2.0%
Harman International                  105,400           4,121
                                                  -----------
                                                        4,121
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
Delco Remy International*             117,500             896
Visteon                                60,000             908
                                                  -----------
                                                        1,804
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
Centex                                 19,500             626
                                                  -----------
                                                          626
--------------------------------------------------------------------------------
CABLE TV -- 0.5%
Insight Communications*                61,400             975
                                                  -----------
                                                          975
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.9%
Harrah's Entertainment*                72,500           1,994
                                                  -----------
                                                        1,994
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.3%
International Game Technology          18,400             619
                                                  -----------
                                                          619
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.1%
Bell Microproducts*                    71,900           2,247
                                                  -----------
                                                        2,247
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.8%
Furniture Brands International*       104,000           1,729
                                                  -----------
                                                        1,729
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.9%
Journal Register*                      27,200     $       452
Pulitzer                               34,900           1,499
                                                  -----------
                                                        1,951
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.9%
Ann Taylor Stores*                     44,000           1,691
Children's Place Stores*               11,200             288
                                                  -----------
                                                        1,979
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.3%
Electronics Boutique Holdings*         25,500             548
                                                  -----------
                                                          548
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.5%
Tweeter Home Entertainment Group*      14,000             508
Ultimate Electronics*                  66,700           2,743
                                                  -----------
                                                        3,251
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.6%
Papa John's International*             64,100           1,607
Wendy's International                  88,300           1,772
                                                  -----------
                                                        3,379
--------------------------------------------------------------------------------
TELEVISION -- 0.7%
Pegasus Communications*                29,600           1,430
                                                  -----------
                                                        1,430
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $22,766)                 26,653
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.3%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
Playtex Products*                      54,100             639
                                                  -----------
                                                          639
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $618)                   639
                                                  ------------
--------------------------------------------------------------------------------
ENERGY -- 12.3%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 6.7%
Barrett Resources*                     34,600           1,308
Comstock Resources*                    50,300             572
Devon Energy                           10,548             634
EOG Resources                          14,500             564
Forest Oil*                           115,800           1,875
Louis Dreyfus Natural Gas*             62,300           2,469
Newfield Exploration*                  15,500             724
Noble Affiliates                       57,400           2,131
Ocean Energy*                          88,900           1,372
Unit*                                  68,900           1,016
Vintage Petroleum                      70,300           1,599
                                                  -----------
                                                       14,264
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.4%
Friede Goldman Halter*                222,900           1,574
Hanover Compressor*                    41,000           1,350
                                                  -----------
                                                        2,924
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 39

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.3%
Tesoro Petroleum*                     145,600     $     1,447
Valero Energy                          34,800           1,225
                                                  -----------
                                                        2,672
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 2.1%
Atwood Oceanic*                        35,400           1,476
Key Energy Services*                  103,900           1,020
Patterson Energy*                      16,200             557
Precision Drilling*                     3,600             128
Pride International*                   43,200           1,145
                                                  -----------
                                                        4,326
--------------------------------------------------------------------------------
PIPELINES -- 0.8%
Kinder Morgan                          39,900           1,633
                                                  -----------
                                                        1,633
                                                  -----------
TOTAL ENERGY (COST $20,831)                            25,819
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 14.2%
COMMERCIAL BANKS-EASTERN US -- 0.7%
Banknorth Group                        20,800             372
Commercial Bank of New York             8,400             113
Mercantile                             25,700             933
                                                  -----------
                                                        1,418
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.9%
Bancwest                              132,400           2,574
City National                          39,000           1,506
                                                  -----------
                                                        4,080
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKEr -- 0.3%
Morgan Keegan                          36,100             632
                                                  -----------
                                                          632
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Doral Financial                        28,600             463
                                                  -----------
                                                          463
--------------------------------------------------------------------------------
INTERNET BROKER -- 0.3%
WIT Soundview Group*                   73,100             658
                                                  -----------
                                                          658
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.5%
Affiliated Managers Group*             46,200           2,631
Waddell & Reed Financial, Cl A         21,000             651
                                                  -----------
                                                        3,282
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.8%
Liberty Financial                      36,100             848
Mony Group                             48,400           1,930
Torchmark                              34,300             954
                                                  -----------
                                                        3,732
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.4%
Fidelity National Financial            69,400           1,718
First American Financial               31,100             649
Trenwick Group                         25,700             488
                                                  -----------
                                                        2,855
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
Trammell Crow*                         43,500     $       653
                                                  -----------
                                                          653
--------------------------------------------------------------------------------
REINSURANCE -- 0.6%
Annuity & Life                         55,100           1,329
                                                  -----------
                                                        1,329
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.4%
Mack Cali Realty                       29,300             826
                                                  -----------
                                                          826
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.5%
JP Realty                              56,200           1,015
                                                  -----------
                                                        1,015
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 1.1%
Bank United, Cl A                      20,800           1,054
Commercial Federal                     34,900             667
First Federal Bancshares*              45,400             582
                                                  -----------
                                                        2,303
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 2.0%
Berkshire Hills Bancorp*              120,300           1,729
Dime Bancorp                          111,400           2,402
                                                  -----------
                                                        4,131
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 1.2%
Golden State Bancorp*                  93,400           2,206
Washington Federal                     16,300             371
                                                  -----------
                                                        2,577
                                                  -----------
TOTAL FINANCIAL (COST $26,208)                         29,954
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.8%
DISPOSABLE MEDICAL PRODUCTS -- 0.4%
Bard (C.R.)                            18,900             799
                                                  -----------
                                                          799
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 1.4%
Hooper Holmes                         341,800           3,251
                                                  -----------
                                                        3,251
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
Aclara Biosciences*                    10,700             325
Arena Pharmaceuticals*                 12,300             529
Cell Genesys*                          21,500             645
Inhale Therapeutic Systems*             9,400             530
                                                  -----------
                                                        2,029
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.5%
Cephalon*                              19,400             941
Dura Pharmaceuticals*                  60,700           2,147
Galen Holdings ADR*                    11,688             532
Medicis Pharmaceuticals, Cl A*         10,800             664
Pain Therapeutics*                     20,500             406
Pharmacopeia*                          20,700             528
                                                  -----------
                                                        5,218
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 40

                                         THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)


                                                 PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.4%
Alpharma                               13,200     $       807
                                                  -----------
                                                          807
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.7%
Trigon Healthcare*                     26,700           1,403
                                                  -----------
                                                        1,403
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Triad Hospitals*                        9,500             279
                                                  -----------
                                                          279
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.7%
Beverly Enterprises*                  258,800           1,537
                                                  -----------
                                                        1,537
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
Lincare Holdings*                      23,000             660
                                                  -----------
                                                          660
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                               41,900             343
                                                  -----------
                                                          343
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.4%
Haemonetics*                          103,500           2,639
North American Scientific*            132,200           4,197
Vital Signs                             9,000             239
                                                  -----------
                                                        7,075
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.4%
Staar Surgical*                        52,000             900
                                                  -----------
                                                          900
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.1%
Omnicare                              144,300           2,327
                                                  -----------
                                                        2,327
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.2%
Inspire Pharmaceuticals*               43,400           1,302
Tularik*                               23,200             765
United Therapeutics*                    4,200             367
                                                  -----------
                                                        2,434
                                                  -----------
TOTAL HEALTH CARE (COST $23,506)                       29,062
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.6%
AEROSPACE/DEFENSE -- 1.6%
Teledyne Technologies*                115,100           3,352
                                                  -----------
                                                        3,352
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
Texas Industries                       20,900             666
                                                  -----------
                                                          666
--------------------------------------------------------------------------------
CERAMIC PRODUCTS -- 0.9%
Coorstek*                              52,200           1,997
                                                  -----------
                                                        1,997
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.0%
Manufacturers Services*               151,200     $     1,796
SMTC*                                  11,200             241
                                                  -----------
                                                        2,037
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
ITT Industries                         56,500           1,833
                                                  -----------
                                                        1,833
--------------------------------------------------------------------------------
ElECTRONIC COMPONENTS-MISCELLANEOUS -- 3.2%
Act Manufacturing*                      9,100             480
CTS                                    76,100           3,853
Kent Electronics*                      98,600           2,354
                                                  -----------
                                                        6,687
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.2%
Trimble Navigation Limited*            23,300             521
                                                  -----------
                                                          521
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.3%
Stericycle*                            22,000             539
                                                  -----------
                                                          539
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.3%
Wolverine Tube*                        45,500             677
                                                  -----------
                                                          677
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.7%
Aptargroup*                            58,200           1,393
                                                  -----------
                                                        1,393
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
Waste Connections*                      5,100             131
                                                  -----------
                                                          131
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Applied Science & Technology*          21,200             313
                                                  -----------
                                                          313
                                                  -----------
TOTAL INDUSTRIAL (COST $19,491)                        20,146
                                                  -----------
--------------------------------------------------------------------------------
SERVICES-- 2.8%
COMMERCIAL SERVICES -- 1.5%
Acnielson*                            134,700           3,207
                                                  -----------
                                                        3,207
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.5%
Tanning Technology*                    74,400           1,022
                                                  -----------
                                                        1,022
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 0.4%
Comdisco                               40,700             776
                                                  -----------
                                                          776
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.4%
Pharmaceutical Product Development*    35,200             935
                                                  -----------
                                                          935
                                                  -----------
TOTAL SERVICES (COST $6,523)                            5,940
                                                  -----------
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 41

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

PBHG SMALL CAP VALUE FUND PBSVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.5%
APPLICATIONS SOFTWARE -- 0.6%
Parametric Technology*                 76,800     $       840
Sonic Foundry*                         43,300             384
                                                  -----------
                                                        1,224
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.1%
Alamosa PCS Holdings*                  11,600             188
                                                  -----------
                                                          188
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.3%
Avid Technology*                       44,700             626
                                                  -----------
                                                          626
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.7%
Axent Technologies*                    73,000           1,574
                                                  -----------
                                                        1,574
--------------------------------------------------------------------------------
COMPUTERS -- 0.1%
Micron Electronics*                    30,200             272
                                                  -----------
                                                          272
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.6%
Sandisk*                                7,000             467
Simple Technology*                     41,700             404
Storage Technology*                    30,000             407
                                                  -----------
                                                        1,278
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
Avocent*                               15,136             834
Mobility Electronics*                  39,800             363
S3*                                   348,400           3,593
                                                  -----------
                                                        4,790
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 3.2%
Acxiom*                                14,300             454
Excelon*                              239,100           2,959
Fair Isaac & Company                   77,500           3,308
                                                  -----------
                                                        6,721
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Accrue Software*                       24,500             292
                                                  -----------
                                                          292
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
Hi / Fn*                               19,400           1,322
Zoran*                                 11,000             536
                                                  -----------
                                                        1,858
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.4%
Hyperion Solutions*                    32,400             838
                                                  -----------
                                                          838
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 0.2%
Ravisent Technologies*                117,700             331
                                                  -----------
                                                          331
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.9%
Adaptec*                               43,500     $       870
MMC Networks*                           8,000           1,012
                                                  -----------
                                                        1,882
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.5%
Telcom Semiconductor*                 210,900           3,137
                                                  -----------
                                                        3,137
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
Genus*                                 59,900             228
Photronics*                            37,400             816
                                                  -----------
                                                        1,044
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.5%
Cysive*                               146,500             980
                                                  -----------
                                                          980
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Commscope*                             50,000           1,225
MCK Communications*                    23,700             536
                                                  -----------
                                                        1,761
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 0.1%
Exfo Electro-Optical Engineering*       6,800             296
                                                  -----------
                                                          296
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 1.9%
Adelphia Business Solutions*           38,900             460
Latitude Communications*               75,700             587
RCN*                                   52,400           1,087
Savvis Communications*                208,400           1,876
                                                  -----------
                                                        4,010
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.8%
Carrier Access*                        27,300             541
Glenayre Technologies*                 29,400             320
Western Multiplex*                     49,600             797
                                                  -----------
                                                        1,658
                                                  -----------
TOTAL TECHNOLOGY (COST $35,710)                        34,760
                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.9%
AIRLINES -- 0.3%
Midway Airlines*                      130,350             692
                                                  -----------
                                                          692
--------------------------------------------------------------------------------
TRANSPORTATION-AIR FREIGHT -- 0.6%
EGL*                                   43,100           1,304
                                                  -----------
                                                        1,304
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 42

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                 PBHG SMALL CAP VALUE FUND PBSVX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 2.0%
American Freightways*                  12,500     $       198
Covenant Transportation*               80,100             746
Hunt (J.B.) Transportation Services    52,700             672
Landstar Systems*                      17,600             785
Swift Transportation*                  45,300             592
US Xpress Enterprises*                 89,500             565
Usfreightways                          26,100             592
                                                  -----------
                                                        4,150
                                                  -----------
TOTAL TRANSPORTATION (COST $7,416)                      6,146
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
ELECTRIC-INTEGRATED -- 1.7%
CMS Energy                             27,400             738
Idacorp                                18,700             865
Western Resources                      90,700           1,961
                                                  -----------
                                                        3,564
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 1.0%
Atmos Energy                           29,900             617
Semco Energy                           28,800             443
UGI                                    46,800           1,135
                                                  -----------
                                                        2,195
                                                  -----------
TOTAL UTILITIES (COST $5,079)                           5,759
                                                  -----------
TOTAL COMMON STOCK ($174,375)                         190,492
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.6%
Morgan Stanley
   6.58%, dated 09/29/00, matures 10/02/00,
   repurchase price $20,105,278 (collateralized
   by U.S. Government Agency Instruments:
   total market value $20,610,050) (A)  $20,094        20,094
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $20,094)              20,094
                                                  -----------
TOTAL INVESTMENTS-- 100.1% (COST $194,469)            210,586
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                  (126)
                                                  -----------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 10,159,372 outstanding shares
   of common stock                                $   184,868
Accumulated net investment loss                           (98)
Accumulated net realized gain on investments            9,573
Net unrealized appreciation on investments             16,117
                                                  -----------
TOTAL NET ASSETS -- 100.0%                        $   210,460
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $20.72
                                                       ======

* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 43

            THE PBHG FUNDS, INC.

PBHG FOCUSED VALUE FUND (UNAUDITED)


 PBHG FOCUSED VALUE FUND PBFVX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
  X                      Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------
                                                            One         Annualized
                                              6            Year          Inception
                                           Months 2      Return         to Date 3
----------------------------------------------------------------------------------
  PBHG Focused Value Fund                 (2.59)%          60.48%         46.60%
----------------------------------------------------------------------------------



            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG FOCUSED VALUE FUND, VERSUS THE
            S&P 500 INDEX AND THE LIPPER MULTI-CAP CORE FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                                      Lipper
                    PBHG Focused                                  Multi-Cap Core
                     Value Fund             S&P 500 Index4        Funds Average5
2/28/99                10,000                  10,000                  10,000
3/31/99                10,205                  10,400                  10,333
4/30/99                10,127                  10,803                  10,795
5/31/99                10,517                  10,548                  10,662
6/30/99                11,395                  11,133                  11,225
7/31/99                11,620                  10,786                  10,966
8/31/99                11,639                  10,732                  10,771
9/30/99                11,717                  10,438                  10,525
10/31/99               12,068                  11,098                  11,026
11/30/99               12,976                  11,324                  11,421
12/31/99               14,903                  11,991                  12,286
1/31/00                16,176                  11,388                  11,854
2/29/00                16,854                  11,173                  12,193
3/31/00                19,304                  12,266                  13,029
4/30/00                17,500                  11,897                  12,581
5/31/00                17,636                  11,653                  12,253
6/30/00                17,949                  11,940                  12,665
7/31/00                17,584                  11,753                  12,464
8/31/00                18,783                  12,483                  13,408
9/30/00                18,804                  11,824                  12,856

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Focused Value Fund commenced operations on February 12, 1999.
4 The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Multi-Cap Core Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Core category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            5%
Consumer Cyclical         13%
Consumer Non-Cyclical      3%
Energy                     5%
Financial                 19%
Health Care               11%
Services                   8%
Technology                22%
Utilities                  3%
Cash                      11%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Comcast Special, Cl A                             5.0%
Bristol-Myers Squibb                              5.0%
Palm                                              5.0%
Federal Home Loan Mortgage                        4.8%
Fleet Boston Financial                            4.2%
Compaq Computers                                  3.8%
John Hancock Financial                            3.7%
Microsoft                                         3.7%
Quintiles Transnational                           3.5%
Comdisco                                          3.4%
------------------------------------------------------
% of Total Portfolio Investments                 42.1%


                                [LOGO OMITTED] 44

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG FOCUSED VALUE FUND PBFVX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.2%
BASIC MATERIALS -- 5.4%
CHEMICALS-DIVERSIFIED -- 3.4%
Dow Chemical                           60,000     $     1,496
                                                  -----------
                                                        1,496
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 2.0%
International Paper                    30,000             861
                                                  -----------
                                                          861
                                                  -----------
TOTAL BASIC MATERIALS (COST $2,325)                     2,357
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 13.3%
APPLIANCES -- 1.9%
Maytag                                 26,100             811
                                                  -----------
                                                          811
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAM -- 2.6%
AT&T-Liberty Media, Cl A*              41,800             752
Unitedglobalcom, Cl A*                 12,300             369
                                                  -----------
                                                        1,121
--------------------------------------------------------------------------------
CABLE TV -- 5.3%
Comcast Special, Cl A*                 56,200           2,301
                                                  ------------
                                                        2,301
--------------------------------------------------------------------------------
MULTIMEDIA -- 3.5%
Gannett                                28,400           1,505
                                                  -----------
                                                        1,505
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $6,256)                   5,738
                                                  -----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.2%
FOOD-RETAIL -- 3.2%
Kroger*                                61,100           1,379
                                                  -----------
                                                        1,379
                                                  -----------
TOTAL CONSUMER NON-CYCLICAL (COST $1,252)               1,379
                                                  -----------
--------------------------------------------------------------------------------
ENERGY -- 5.6%
OIL COMPANY-EXPLORATION & PRODUCTION -- 1.7%
EOG Resources                          19,300             750
                                                  -----------
                                                          750
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.9%
Grant Prideco*                         18,700             410
                                                  -----------
                                                          410
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 3.0%
Global Marine*                         41,800           1,291
                                                  -----------
                                                        1,291
                                                  -----------
TOTAL ENERGY (COST $1,932)                              2,451
                                                  -----------
--------------------------------------------------------------------------------
FINANCIAL -- 20.2%
FINANCE-MORTGAGE LOAN/BANKER -- 5.1%
Federal Home Loan Mortgage             41,000           2,217
                                                  -----------
                                                        2,217
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 3.8%
John Hancock Financial*                63,000     $     1,693
                                                  -----------
                                                        1,693
--------------------------------------------------------------------------------
MONEY CENTER BANKS -- 1.6%
Chase Manhattan                        15,000             693
                                                  -----------
                                                          693
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.8%
Allstate                               22,000             764
                                                  -----------
                                                          764
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 3.5%
Washington Mutual                      38,000           1,513
                                                  -----------
                                                        1,513
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 4.4%
Fleet Boston Financial                 49,100           1,915
                                                  -----------
                                                        1,915
                                                  -----------
TOTAL FINANCIAL (COST $7,367)                           8,795
                                                  -----------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
MEDICAL PRODUCTS -- 3.1%
North American Scientific*             42,500           1,349
                                                  -----------
                                                        1,349
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 8.8%
Abbott Labs                            32,000           1,522
Bristol-Myers Squibb                   40,000           2,285
                                                  -----------
                                                        3,807
                                                  -----------
TOTAL HEALTH CARE (COST $4,647)                         5,156
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 8.4%
COMMERCIAL SERVICE-FINANCE -- 1.2%
Block (H&R)                            13,700             508
                                                  -----------
                                                          508
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.6%
Quintiles Transnational*              100,300           1,599
                                                  -----------
                                                        1,599
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.6%
Comdisco                               81,700           1,557
                                                  -----------
                                                        1,557
                                                  -----------
TOTAL SERVICES (COST $3,968)                            3,664
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.8%
APPLICATIONS SOFTWARE -- 6.6%
Microsoft*                             28,000           1,689
Parametric Technology*                110,400           1,207
                                                  -----------
                                                        2,896
--------------------------------------------------------------------------------
COMPUTERS -- 4.1%
Compaq Computers                       63,800           1,760
                                                  -----------
                                                        1,760
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 45

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG FOCUSED VALUE FUND PBFVX


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
Simple Technology*                      8,400     $        81
                                                  -----------
                                                           81
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.6%
Excelon*                               20,000             248
                                                  -----------
                                                          248
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 1.2%
Internap Network Services*             15,000             485
Ravisent Technologies*                 20,000              56
                                                  -----------
                                                          541
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS -- 1.3%
General Motors, Cl H                   15,000             558
                                                  -----------
                                                          558
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.5%
Cypress Semiconductor*                  5,200             216
                                                  -----------
                                                          216
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 3.1%
McLeodUSA*                             93,000           1,331
                                                  -----------
                                                        1,331
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.2%
Palm*                                  43,000           2,276
                                                  -----------
                                                        2,276
                                                  -----------
TOTAL TECHNOLOGY (COST $10,003)                         9,907
                                                  -----------
--------------------------------------------------------------------------------
UTILITIES -- 3.4%
ELECTRIC-INTEGRATED -- 2.6%
Southern                               35,000           1,135
                                                  -----------
                                                        1,135
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.8%
Southern Energy*                       11,000             345
                                                  -----------
                                                          345
                                                  -----------
TOTAL UTILITIES (COST $1,103)                           1,480
                                                  -----------
TOTAL COMMON STOCK (COST $38,853)                      40,927
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.1%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $4,833,264
   (collateralized by U.S. Government
   Agency Instruments: total market value
   $4,927,220) (A)                     $4,830           4,830
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $4,830)                4,830
                                                  -----------
TOTAL INVESTMENTS-- 105.3% (COST $43,683)              45,757
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.3)%
Payable for Investment Securities Purchased            (3,589)
Other Assets and Liabilities, Net                       1,266
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (2,323)
                                                  -----------
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 2,409,473 outstanding shares
   of common stock                                $    40,305
Undistributed net investment income                        41
Accumulated net realized gain on investments            1,014
Net unrealized appreciation on investments              2,074
                                                  -----------
TOTAL NET ASSETS-- 100.0%                         $    43,434
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $18.03
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
Cl --  Class


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 46

                                        THE PBHG FUNDS, INC.

                                             PBHG INTERNATIONAL FUND (UNAUDITED)

                                                   PBHG INTERNATIONAL FUND PBHIX


    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
           X             Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

---------------------------------------------------------------------------------------------
                                                One     Annualized   Annualized    Annualized
                                     6         Year       3 Year       5 Year      Inception
                                 Months 2     Return      Return       Return      to Date 3
---------------------------------------------------------------------------------------------
  PBHG International Fund        (13.21)%      0.83%       3.16%        7.62%        5.42%
---------------------------------------------------------------------------------------------



            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
                   IN THE PBHG INTERNATIONAL FUND, VERSUS THE
           MSCI EAFE INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE


                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

           PBHG International            MSCI          Lipper International
                 Fund                 EAFE Index 4        Funds Average 5
6/30/94         10,000                  10,000                  10,000
7/31/94         10,060                  10,097                  10,276
8/31/94         10,241                  10,336                  10,573
9/30/94         10,040                  10,011                  10,316
10/31/94        10,070                  10,344                  10,518
11/30/94         9,679                   9,847                  10,011
12/31/94         9,829                   9,909                   9,917
1/31/95          9,163                   9,528                   9,439
2/28/95          8,992                   9,501                   9,455
3/31/95          9,204                  10,094                   9,768
4/30/95          9,486                  10,474                  10,088
5/31/95          9,355                  10,349                  10,176
6/30/95          9,506                  10,167                  10,178
7/31/95          9,748                  10,800                  10,726
8/31/95          9,536                  10,388                  10,520
9/30/95          9,698                  10,591                  10,679
10/31/95         9,436                  10,306                  10,470
11/30/95         9,657                  10,593                  10,590
12/31/95        10,030                  11,020                  10,906
1/31/96         10,383                  11,065                  11,152
2/29/96         10,424                  11,103                  11,201
3/31/96         10,635                  11,338                  11,393
4/30/96         10,958                  11,668                  11,754
5/31/96         10,887                  11,453                  11,730
6/30/96         10,928                  11,517                  11,810
7/31/96         10,464                  11,181                  11,378
8/31/96         10,605                  11,206                  11,509
9/30/96         10,837                  11,504                  11,760
10/31/96        10,807                  11,386                  11,691
11/30/96        11,270                  11,840                  12,202
12/31/96        11,301                  11,687                  12,252
1/31/97         11,291                  11,278                  12,220
2/28/97         11,341                  11,463                  12,388
3/31/97         11,351                  11,504                  12,423
4/30/97         11,401                  11,565                  12,457
5/31/97         12,107                  12,318                  13,196
6/30/97         12,762                  12,997                  13,814
7/31/97         13,045                  13,208                  14,207
8/31/97         11,936                  12,221                  13,184
9/30/97         12,752                  12,906                  14,007
10/31/97        11,694                  11,914                  12,941
11/30/97        11,583                  11,792                  12,832
12/31/97        11,694                  11,895                  12,939
1/31/98         12,192                  12,439                  13,248
2/28/98         12,901                  13,238                  14,127
3/31/98         13,333                  13,645                  14,853
4/30/98         13,355                  13,753                  15,052
5/31/98         13,189                  13,686                  15,070
6/30/98         13,023                  13,790                  14,952
7/31/98         13,565                  13,930                  15,172
8/31/98         11,749                  12,204                  13,015
9/30/98         11,428                  11,830                  12,550
10/31/98        12,347                  13,063                  13,487
11/30/98        13,067                  13,732                  14,186
12/31/98        13,183                  14,274                  14,623
1/31/99         13,242                  14,232                  14,747
2/28/99         13,020                  13,893                  14,361
3/31/99         13,522                  14,472                  14,864
4/30/99         14,023                  15,059                  15,549
5/31/99         13,114                  14,283                  14,914
6/30/99         13,638                  14,840                  15,694
7/31/99         13,650                  15,281                  16,179
8/31/99         13,778                  15,337                  16,302
9/30/99         13,883                  15,491                  16,369
10/31/99        14,151                  16,072                  17,003
11/30/99        15,188                  16,630                  18,329
12/31/99        16,678                  18,123                  20,541
1/31/00         15,332                  16,971                  19,391
2/29/00         15,594                  17,428                  20,626
3/31/00         16,129                  18,104                  20,758
4/30/00         15,244                  17,151                  19,456
5/31/00         14,634                  16,732                  18,828
6/30/00         14,920                  17,386                  19,662
7/31/00         14,459                  16,657                  18,964
8/31/00         14,808                  16,802                  19,277
9/30/00         13,998                  15,984                  18,180

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG International Fund commenced operations on June 15, 1994.
4 The MSCI EAFE Index is the Morgan Stanley Capital International Index for
  Europe, Australia and the Far East developed markets. It includes 60% of the largest publicly traded companies in those regions by market capitalization and is sector weighted. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper International Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the International category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


COUNTRY WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINTS FOLLOWS:

Argentina         2%
Australia         2%
Belgium           1%
Brazil            5%
Denmark           2%
Finland           2%
France            8%
Germany           8%
Hong Kong         2%
Hungary           1%
Ireland           2%
Italy             5%
Japan            26%
Mexico            1%
Netherlands       9%
Singapore         1%
Spain             4%
Sweden            3%
Switzerland       3%
United Kingdom   13%



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Telenorte Leste Part ADR                          3.0%
Banco Frances ADR                                 2.2%
Copel Paranaese Energy ADR                        2.2%
Telecom Italia                                    2.1%
Siemens                                           2.1%
Dresdner Bank AG                                  2.0%
Mitsui                                            2.0%
Kurita Water                                      1.9%
Unilever Cert                                     1.9%
Vivendi                                           1.9%
Marschollek Lauten                                1.9%
------------------------------------------------------
% of Total Portfolio Investments                 23.2%


                                [LOGO OMITTED] 47

            THE PBHG FUNDS, INC.

SCHEDULE OF INVESTMENTS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG INTERNATIONAL FUND PBHIX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 90.0%
ARGENTINA -- 2.0%
Banco Frances ADR*                      9,000     $       187
                                                  -----------
                                                          187
--------------------------------------------------------------------------------
AUSTRALIA -- 0.7%
National Australia Bank*                5,000              69
                                                  -----------
                                                           69
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
Fortis B*                               3,521             108
                                                  -----------
                                                          108
--------------------------------------------------------------------------------
BRAZIL -- 4.7%
Copel Paranaese Energy ADR*            21,000             186
Telenorte Leste Part ADR*              11,170             255
                                                  -----------
                                                          441
--------------------------------------------------------------------------------
DENMARK -- 1.6%
Carlsberg*                              2,044              85
Novo-Nordisk*                             313              69
                                                  -----------
                                                          154
--------------------------------------------------------------------------------
FINLAND -- 2.2%
Nokia Oyj                               3,590             145
Sonera                                  2,298              58
                                                  -----------
                                                          203
--------------------------------------------------------------------------------
FRANCE -- 6.9%
Alcatel                                 1,135              73
BNP Paribas                             1,506             133
Cap Gemini*                               729             137
Total Fina*                               920             135
Vivendi*                                2,204             164
                                                  -----------
                                                          642
--------------------------------------------------------------------------------
GERMANY -- 5.7%
Bayer*                                  2,979             110
Dresdner Bank AG*                       3,927             171
Epcos AG*                                 901              73
Siemens*                                1,379             177
                                                  -----------
                                                          531
--------------------------------------------------------------------------------
HONG KONG -- 1.9%
Cheung Kong*                            7,000              85
Sun Hung Kai Properties*               10,000              94
                                                  -----------
                                                          179
--------------------------------------------------------------------------------
HUNGARY -- 0.8%
Matav*                                  3,000              71
                                                  -----------
                                                           71
--------------------------------------------------------------------------------
IRELAND -- 1.7%
Allied Irish Bank*                     14,586             157
                                                  -----------
                                                          157
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ITALY -- 4.6%
ENI*                                   18,786     $        99
RAS*                                   10,821             142
Telecom Italia*                        17,303             184
                                                  -----------
                                                          425
--------------------------------------------------------------------------------
JAPAN -- 24.0%
Fuji Machine Manufacturing*             3,000             107
Fuji Photo Film*                        4,000             134
Kurita Water*                           9,000             166
Matsushita Communications*              1,000             135
Minebea*                               13,000             152
Mitsui*                                27,000             169
Murata Manufacturing*                   1,000             138
Nomura Securities                       7,000             152
NTT Docomo*                                 5             143
Omron*                                  5,000             132
Rohm*                                     400             110
Secom*                                  2,000             161
Shin-Etsu Chemical*                     3,000             126
Sumitomo Bank*                         12,000             152
Uni Charm*                              2,000             107
Yamanouchi Pharmaceutical*              3,000             144
                                                  -----------
                                                        2,228
--------------------------------------------------------------------------------
MEXICO -- 1.3%
Tubos Acero Mexico ADR*                 7,000             117
                                                  -----------
                                                          117
--------------------------------------------------------------------------------
NETHERLANDS -- 7.4%
Aegon*                                  3,285             124
Elsevier*                              12,937             145
Equant ADR*                             1,369              50
Philips Electronics                     2,689             116
Unilever Cert*                          3,397             165
Vedior*                                 6,068              88
                                                  -----------
                                                          688
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.7%
Telecom Corp of N.Z.*                  25,100              62
                                                  -----------
                                                           62
--------------------------------------------------------------------------------
SINGAPORE -- 1.2%
Overseas Chinese Bank*                  7,000              45
Singapore Press Holdings*               4,900              73
                                                  -----------
                                                          118
--------------------------------------------------------------------------------
SPAIN -- 3.8%
Gas Natural SDG*                        5,255              88
Telefonica                              7,701             153
Union Electrica Fenosa*                 6,078             109
                                                  -----------
                                                          350
--------------------------------------------------------------------------------
SWEDEN -- 3.2%
Ericsson Ser B*                        10,267             156
SKF Ser B*                             10,701             139
                                                  -----------
                                                          295
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 48

                                        THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG INTERNATIONAL FUND PBHIX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
SWITZERLAND -- 2.6%
Novartis*                                  33     $        51
Roche*                                      9              79
Zurich Allied                             237             110
                                                  -----------
                                                          240
--------------------------------------------------------------------------------
UNITED KINGDOM -- 11.8%
Abbey National*                         4,100              55
Airtours                               14,000              45
Autonomy*                                 800              45
Barclays                                1,500              42
Bass*                                   6,500              64
Bp Amoco*                              12,100             108
British Telecom                         7,400              78
Granada Media*                          6,000              40
Great Universal Stores*                 7,300              46
Invensys                               15,700              34
Laporte New B*                         62,100               1
Man Group*                              7,600              58
Peninsular & Oriental*                  7,000              62
Rio Tinto*                              4,300              62
Royal Bank of Scotland*                 5,200             110
Smithkline Beecham*                     4,700              64
Telwest Communications*                12,400              24
Vodafone Group*                        41,900             156
                                                  -----------
                                                        1,094
                                                  -----------
TOTAL COMMON STOCK (COST $8,167)                        8,359
                                                  -----------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 2.5%
AUSTRALIA -- 0.8%
News Corporation*                       6,000              72
                                                  -----------
                                                           72
--------------------------------------------------------------------------------
GERMANY -- 1.7%
Marschollek Lauten*                     1,092             163
                                                  -----------
                                                          163
                                                  -----------
TOTAL PREFERRED STOCK (COST $98)                          235
                                                  -----------
TOTAL INVESTMENTS-- 92.5% (COST $8,265)           $     8,594
                                                  ===========

Percentages are based on net assets of $9,292,542.
* Non-Income Producing Security
ADR -- American Depository Receipt
Ser -- Series


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 49

            THE PBHG FUNDS, INC.

PBHG CASH RESERVES FUND (UNAUDITED)

 PBHG CASH RESERVES FUND PBCXX


              COMPARISON OF TOTAL RETURN, AS OF SEPTEMBER 30, 2000
                        FOR THE PBHG CASH RESERVES FUND,
                  VERSUS THE LIPPER MONEY MARKET FUNDS AVERAGE 1


                               [BAR GRAPH OMITTED]

                              PLOT POINTS FOLLOWS:

             PBHG CASH RESERVES FUND       LIPPER MONEY MARKET FUNDS AVERAGE 2
                    ONE YEAR                              ONE YEAR
                      5.63%                                 5.43%

1 Performance is historical and not indicative of future results.

2 The Lipper Money Market Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Money Market category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Index is not intended to imply the Funds past or future performance.



SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Certificates of Deposit    7%
Commercial Paper          50%
Corporate Obligations      1%
Government Bond            2%
Cash                      40%

% of Total Portfolio Investments


                               [LOGO OMITTED] 50

                                        THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   PBHG CASH RESERVES FUND PBCXX


                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
BANK NOTES -- 0.4%
US Bank Note
   5.92%, 10/02/00                     $1,000     $     1,000
                                                  -----------
TOTAL BANK NOTES (COST $1,000)                          1,000
                                                  -----------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 6.4%
American Express
   6.54%, 10/18/00                      5,400           5,400
Barclays Bank N.Y.
   6.68%, 2/20/01                       1,500           1,500
Citibank New York
   7.41%, 5/30/01                       1,500           1,500
Deutsche Bank
   6.55%, 1/22/01                       1,500           1,500
Dresdner Bank
   6.71%, 2/26/01                       1,500           1,500
Hypovereinsbank
   7.25%, 5/14/01                       2,375           2,372
Svenska Handelsbanken N.Y.
   6.75%, 3/16/01                       2,000           2,000
                                                  -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $15,772)           15,772
                                                  -----------
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.6%
Alcoa
   6.48%, 10/20/00                      6,000           5,979
Associates Corporation of North America
   6.48%, 10/27/00                      6,000           5,972
Bear Stearns
   6.50%, 10/27/00                      6,500           6,469
Ciesco
   6.50%, 10/18/00                      6,000           5,982
Clipper Receivable
   6.80%, 10/2/00                       2,500           2,500
Corporate Asset Funding
   6.51%, 10/6/00                       6,000           5,994
Fleet Funding
   6.51%, 10/13/00                      6,000           5,987
Ford Motor Credit
   6.51%, 10/5/00                       2,500           2,498
General Motors Acceptance
   6.50%, 10/20/00                      6,000           5,979
Goldman Sachs Group
   6.49%, 10/16/00                      6,000           5,984
Greyhawk Funding
   6.50%, 11/17/00                      7,000           6,940
Illinois Tool Works
   6.49%, 10/31/00                      6,000           5,968
International Lease Finance
   6.46%, 2/23/01                       6,000           5,844
Merck & Company
   6.47%, 10/25/00                      6,000           5,974
Minnesota Mining & Manufacturing
   6.50%, 10/13/00                      4,000           3,991
Morgan Stanley Dean Witter
   6.47%, 11/30/00                      7,000           6,925
National Rural Utilities
   6.44%, 4/12/01                       5,000           4,827
Park Avenue Receivable
   6.52%, 10/24/00                      6,000           5,975

                                         Face          Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
Prudential Funding
   6.50%, 10/19/00                  $   5,000     $     4,984
Washington Post
   6.47%, 10/20/00                      6,000           5,980
Windmill Funding
   6.50%, 10/4/00                       5,500           5,497
Woolwich
   6.49%, 11/22/00                      6,000           5,944
Yale University
   6.52%, 10/5/00                       2,000           1,999
                                                  -----------
TOTAL COMMERCIAL PAPER (COST $124,192)                124,192
                                                  -----------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.8%
General Electric Capital
   7.38%, 5/23/01                       2,000           2,000
                                                  -----------
TOTAL CORPORATE OBLIGATIONS (COST $2,000)               2,000
                                                  -----------
--------------------------------------------------------------------------------
GOVERNMENT BOND -- 2.0%
Federal Home Loan Bank
   6.52%, 3/28/01                       5,000           4,999
                                                  -----------
TOTAL GOVERNMENT BOND (COST $4,999)                     4,999
                                                  -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 40.2%
Lehman
   6.63%, dated 09/29/00, matures 10/02/00,
   repurchase price $38,020,995
   (collateralized U.S. Government
   Obligations: total market
   value $38,757,467) (A)              38,000          38,000
Paribas
   6.65%, dated 09/29/00, matures 10/02/00,
   repurchase price $5,703,159
   (collateralized U.S. Government
   Obligations: total market
   value $5,814,252) (A)                5,700           5,700
UBS Warburg, LLC
   6.68%, dated 09/29/00, matures 10/02/00,
   repurchase price $55,030,617
   (collateralized U.S. Government
   Obligations: total market
   value $56,103,424) (A)              55,000          55,000
                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $98,700)             98,700
                                                  -----------
TOTAL INVESTMENTS-- 100.4% (COST $246,663)            246,663
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,070)
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 245,592,997 outstanding
   shares of common stock                             245,595
Undistributed net investment income                         4
Accumulated net realized loss on investments               (6)
                                                  -----------
TOTAL NET ASSETS-- 100.0%                         $   245,593
                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                      $1.00
                                                        =====
(A) -- Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 51

            THE PBHG FUNDS, INC.

PBHG TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

 PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


    INVESTMENT FOCUS
         STYLE

Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

----------------------------------------------------------------------------------------
                                           One     Annualized   Annualized    Annualized
                                6         Year       3 Year       5 Year      Inception
                             Months 2    Return      Return       Return       to Date 3
----------------------------------------------------------------------------------------
  PBHG Technology &
     Communications Fund     (8.09)%     142.87%     60.16%     55.90%      55.97%
----------------------------------------------------------------------------------------




            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
            IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND, VERSUS THE
  SOUNDVIEW TECHNOLOGY INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

                                                                Lipper Science &
               PBHG Technology &           Soundview           Technology Funds
               Communications Fund      Technology Index 4         Average 5
9/30/95              10,000                 10,000                   10,000
10/31/95             10,800                 10,368                    9,834
11/30/95             11,720                 11,079                    9,952
12/31/95             11,602                 10,533                    9,571
1/31/96              11,462                 10,446                    9,553
2/29/96              12,562                 11,128                   10,024
3/31/96              12,482                 10,831                    9,745
4/30/96              14,132                 12,557                   10,820
5/31/96              15,303                 13,442                   11,240
6/30/96              14,973                 12,235                   10,498
7/31/96              13,712                 11,006                    9,496
8/31/96              14,963                 12,002                   10,120
9/30/96              16,643                 13,468                   11,270
10/31/96             16,793                 13,286                   11,125
11/30/96             17,663                 14,813                   12,065
12/31/96             17,916                 13,842                   11,800
1/31/97              18,539                 15,118                   12,557
2/28/97              16,580                 13,942                   11,502
3/31/97              14,927                 12,988                   10,653
4/30/97              15,437                 13,353                   10,970
5/31/97              18,100                 15,145                   12,466
6/30/97              18,641                 15,181                   12,614
7/31/97              20,865                 17,578                   14,249
8/31/97              20,773                 18,116                   14,252
9/30/97              22,416                 18,555                   14,969
10/31/97             19,732                 16,406                   13,659
11/30/97             19,151                 16,227                   13,536
12/31/97             18,511                 15,133                   13,185
1/31/98              17,697                 15,504                   13,522
2/28/98              19,850                 17,507                   15,071
3/31/98              20,643                 17,427                   15,501
4/30/98              21,061                 18,623                   16,116
5/31/98              19,047                 16,872                   14,961
6/30/98              20,332                 17,789                   16,121
7/31/98              19,186                 17,415                   15,862
8/31/98              16,004                 13,427                   12,693
9/30/98              17,997                 15,450                   14,393
10/31/98             18,072                 16,976                   15,424
11/30/98             20,322                 18,826                   17,509
12/31/98             23,324                 21,537                   20,360
1/31/99              28,435                 24,899                   23,599
2/28/99              25,325                 21,781                   21,551
3/31/99              30,000                 23,314                   23,995
4/30/99              31,653                 23,997                   24,755
5/31/99              30,120                 24,762                   24,411
6/30/99              34,622                 27,911                   27,345
7/31/99              34,067                 27,977                   27,025
8/31/99              36,916                 29,675                   28,477
9/30/99              37,916                 30,310                   29,471
10/31/99             45,517                 33,603                   32,677
11/30/99             54,107                 39,615                   38,386
12/31/99             80,210                 49,489                   48,320
1/31/00              82,496                 48,149                   47,276
2/29/00             117,027                 62,909                   60,192
3/31/00             100,197                 63,040                   57,393
4/30/00              81,848                 58,385                   50,075
5/31/00              68,637                 51,722                   43,771
6/30/00              93,468                 58,092                   51,374
7/31/00              85,195                 53,928                   48,759
8/31/00              99,596                 63,182                   56,385
9/30/00              92,089                 55,657                   50,780

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Technology & Communications Fund commenced operations on September
  29, 1995.
4 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Science & Technology Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Consumer Cyclical  1%
Technology        86%
Cash              13%

% of Total Portfolio Investments



Top Ten Holdings - September 30, 2000

Palm                                              5.1%
Verisign                                          4.9%
Infospace                                         4.8%
Redback Networks                                  4.6%
Ariba                                             4.6%
Globespan                                         4.0%
Extreme Networks                                  3.4%
Sycamore Networks                                 3.3%
I2 Technologies                                   3.2%
Applied Micro Circuits                            3.1%
------------------------------------------------------
% of Total Portfolio Investments                 41.0%


                                [LOGO OMITTED] 52

                                THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                     PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%
CONSUMER CYCLICAL -- 1.4%
AUDIO/VIDEO PRODUCTS -- 1.4%
Polycom*                              719,200     $    48,164
                                                  -----------
                                                       48,164
                                                  -----------
TOTAL CONSUMER CYCLICAL (COST $39,040)                 48,164
                                                  -----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.3%
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
Celestica*                            140,100           9,702
                                                  -----------
                                                        9,702
                                                  -----------
TOTAL INDUSTRIAL (COST $8,070)                          9,702
                                                  -----------
--------------------------------------------------------------------------------
SERVICES -- 0.3%
ADVERTISING SERVICES -- 0.3%
Getty Images*                         365,100          11,113
                                                  -----------
                                                       11,113
                                                  -----------
TOTAL SERVICES (COST $15,935)                          11,113
                                                  -----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 95.3%
APPLICATIONS SOFTWARE -- 2.1%
Quest Software*                       618,400          38,408
Siebel Systems*                       293,900          32,715
                                                  -----------
                                                       71,123
--------------------------------------------------------------------------------
COMPUTERS -- 1.8%
Sun Microsystems*                     509,000          59,426
                                                  -----------
                                                       59,426
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 7.5%
Brocade Communications Systems*       335,900          79,273
Redback Networks*                   1,046,300         171,593
                                                  -----------
                                                      250,866
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.6%
Sandisk*                              599,500          40,017
Storage Networks*                     131,800          13,468
Veritas Software*                     247,200          35,102
                                                  -----------
                                                       88,587
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 9.8%
Applied Micro Circuits*               551,200         114,133
Broadcom*                             255,600          62,302
Intersil Holding*                     320,000          15,960
Micron Technology                   1,413,700          65,030
Transwitch*                           427,100          27,228
Virata*                               687,500          45,461
                                                  -----------
                                                      330,114
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 5.4%
Autonomy ADR*                         556,400          30,602
BEA Systems*                          417,800          32,537
I2 Technologies*                      639,510         119,628
                                                  -----------
                                                      182,767
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT -- 5.8%
Infospace*                          5,934,400     $   179,515
Rare Medium Group*                  1,863,100          13,857
                                                  -----------
                                                      193,372
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 20.9%
Agile Software*                       357,600          32,162
Ariba*                              1,194,900         171,188
Art Technology*                       597,700          56,632
Commerce One*                       1,404,500         110,253
Internap Network Services*            843,200          27,246
Interwoven*                           214,900          24,297
Verisign*                             895,032         181,300
Vitria Technology                   2,107,200          98,248
                                                  -----------
                                                      701,326
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.8%
Micromuse                             298,300          59,940
                                                  -----------
                                                       59,940
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.9%
Extreme Networks*                   1,101,000         126,065
Inrange Technologies*                  53,700           2,846
Juniper Networks*                     164,700          36,059
Network Appliance*                    255,600          32,557
                                                  -----------
                                                      197,527
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 5.4%
Globespan*                          1,222,400         149,133
Triquint Semiconductor*               911,000          33,194
                                                  -----------
                                                      182,327
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.9%
Mercury Interactive*                  184,000          28,842
                                                  ------------
                                                       28,842
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.2%
Advanced Fibre*                     1,059,900          40,144
Cosine Communications*                314,200          17,458
Ditech Communications*                546,300          22,398
Next Level Communications*            448,400          29,650
Nortel Networks^                      854,600          50,902
Tekelec*                              481,900          15,843
                                                  -----------
                                                      176,395
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 14.5%
Avanex*                               437,500          47,113
Ciena*                                669,700          82,248
Corning                               106,600          31,660
Metromedia Fiber Network*             769,100          18,699
MRV Communications*                 2,064,400          93,543
SDL*                                  289,200          89,453
Sycamore Networks*                  1,158,539         125,122
                                                  -----------
                                                      487,838
--------------------------------------------------------------------------------



                                [LOGO OMITTED] 53

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG TECHNOLOGY & COMMUNICATIONS FUND PBTCX


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.7%
Palm*                               3,590,300      $  190,061
                                                   ----------
                                                      190,061
                                                   ----------
TOTAL TECHNOLOGY (COST $2,687,025)                  3,200,511
                                                   ----------
TOTAL COMMON STOCK (COST $2,750,070)                3,269,490
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 13.8%
Greenwich Capital
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $77,344,565
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $78,850,079) (A)             $77,302          77,302
J.P. Morgan
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $69,292,554
   (collateralized by U.S. Government
   Agency Instruments: total market
   value  $70,639,789) (A)             69,255          69,255
J.P. Morgan
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $155,099,288
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $158,115,282) (A)            155,015        155,015
Morgan Stanley
   6.56%, dated 09/29/00, matures 10/02/00,
   repurchase price $164,426,362
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $168,269,031) (A)            164,336        164,336
                                                   ----------
TOTAL REPURCHASE AGREEMENTS (COST $465,908)           465,908
                                                   ----------
TOTAL INVESTMENTS-- 111.1% (COST $3,215,978)        3,735,398
                                                   ----------
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (11.1)%
Payable for Investment Securities Purchased          (231,760)
Payable for Capital Shares Redeemed                  (226,663)
OTHER ASSETS AND LIABILITIES, NET                      84,215
                                                   ----------
Total Other Assets and Liabilities, Net              (374,208)
--------------------------------------------------------------------------------

                                                       Market
Description                                          Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 43,018,594
   outstanding shares of common stock              $2,781,435
Accumulated net investment loss                       (15,712)
Accumulated net realized gain on investments           76,047
Net unrealized appreciation on investments            519,420
                                                   ----------
TOTAL NET ASSETS-- 100.0%                          $3,361,190
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $78.13
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
^ The fund held Canadian Securities as of September 30, 2000. The total market value of investments is $50,902,113 and represented 1.5% of the fund.


The accompanying notes are an integral part of the financial statements.


                                                          [LOGO OMITTED]   54

                               THE PBHG FUNDS, INC.

                                   PBHG STRATEGIC SMALL COMPANY FUND (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


    INVESTMENT FOCUS
          STYLE

Value    Blend    Growth
------------------------
                         Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
           X             Small
------------------------



                          AVERAGE ANNUAL TOTAL RETURN 1
                            AS OF SEPTEMBER 30, 2000

------------------------------------------------------------------------------------
                                                 One       Annualized     Annualized
                                    6           Year         3 Year        Inception
                                 Months 2      Return        Return        to Date 3
------------------------------------------------------------------------------------
  PBHG Strategic Small
      Company Fund                9.82%        81.77%        24.62%         29.03%
------------------------------------------------------------------------------------



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
                  PBHG STRATEGIC SMALL COMPANY FUND, VERSUS THE
        RUSSELL 2000 INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                              [LINE GRAPH OMITTED]

                               PLOT POINT FOLLOWS:

              PBHG Strategic                             Lipper Small-Cap Growth
            Small Company Fund    Russell 2000 Index4         Funds Average5
12/31/96         10,000               10,000                      10,000
1/31/97          10,120               10,200                      10,244
2/28/97           9,350                9,952                       9,595
3/31/97           8,860                9,483                       8,934
4/30/97           8,750                9,509                       8,797
5/31/97          10,270               10,567                      10,049
6/30/97          11,130               11,020                      10,636
7/31/97          12,170               11,533                      11,340
8/31/97          12,410               11,797                      11,578
9/30/97          13,440               12,660                      12,518
10/31/97         12,820               12,104                      11,897
11/30/97         12,520               12,026                      11,655
12/31/97         12,567               12,236                      11,692
1/31/98          12,502               12,043                      11,531
2/28/98          13,439               12,933                      12,522
3/31/98          13,870               13,467                      13,153
4/30/98          13,999               13,541                      13,288
5/31/98          12,922               12,812                      12,394
6/30/98          13,073               12,839                      12,663
7/31/98          12,244               11,800                      11,782
8/31/98           9,466                9,508                       9,236
9/30/98          10,004               10,252                       9,954
10/31/98         10,381               10,671                      10,424
11/30/98         11,501               11,230                      11,317
12/31/98         12,835               11,924                      12,510
1/31/99          13,105               12,083                      12,778
2/28/99          11,957               11,104                      11,622
3/31/99          11,856               11,278                      12,116
4/30/99          12,092               12,288                      12,633
5/31/99          12,576               12,468                      12,777
6/30/99          13,937               13,032                      13,911
7/31/99          13,960               12,674                      13,903
8/31/99          14,083               12,205                      13,720
9/30/99          14,308               12,208                      14,104
10/31/99         14,815               12,257                      14,863
11/30/99         16,209               12,989                      16,808
12/31/99         19,482               14,459                      19,949
1/31/00          19,188               14,227                      19,728
2/29/00          24,796               16,576                      24,745
3/31/00          23,682               15,484                      23,357
4/30/00          21,514               14,552                      20,736
5/31/00          20,559               13,704                      19,000
6/30/00          24,625               14,898                      22,248
7/31/00          22,898               14,419                      20,806
8/31/00          26,265               15,519                      23,257
9/30/00          26,008               15,063                      22,336

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG  Strategic  Small Company Fund  commenced  operations on December 31,
  1996.
4 The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000 Index. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Small-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Small-Cap Growth category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


SECTOR WEIGHTINGS - AT SEPTEMBER 30, 2000

[PIE CHART OMITTED]

PLOT POINT FOLLOWS:

Basic Materials            1%
Consumer Cyclical         13%
Energy                     6%
Financial                  8%
Health Care               12%
Industrial                10%
Services                   5%
Technology                36%
Transportation             1%
Utilities                  1%
Cash                       7%

% of Total Portfolio Investments



TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Extreme Networks                                  1.7%
Newport                                           1.5%
Elantec Semiconductor                             1.4%
Avocent                                           1.4%
Manhattan Associates                              1.3%
Transwitch                                        1.3%
Manugistics                                       1.1%
Power-One                                         1.1%
Anaren Microwave                                  1.1%
Impath                                            1.0%
------------------------------------------------------
% of Total Portfolio Investments                 12.9%


                                                              [LOGO OMITTED]  55

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.5%
BASIC MATERIALS -- 1.3%
CHEMICALS-DIVERSIFIED -- 0.1%
Solutia                                13,800      $      157
                                                   ----------
                                                          157
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.1%
Polyone*                               21,700             159
                                                   ----------
                                                          159
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 1.0%
Crompton                               53,200             419
Cytec Industries*                      13,800             461
W.R. Grace*                            11,500              79
                                                   ----------
                                                          959
--------------------------------------------------------------------------------
METAL-ALUMINUM -- 0.1%
Commonwealth Industries                 9,500              53
                                                   ----------
                                                           53
--------------------------------------------------------------------------------
OTHER-NON-FERROUS -- 0.0%
USEC                                    2,100               9
                                                   ----------
                                                            9
                                                   ----------
TOTAL BASIC MATERIALS (COST $1,550)                     1,337
                                                   ----------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 12.3%
ATHLETIC EQUIPMENT -- 0.8%
Direct Focus*                          20,100             799
                                                   ----------
                                                          799
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 1.8%
Harman International                   22,400             875
Polycom*                               15,000           1,005
                                                   ----------
                                                        1,880
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
Delco Remy International*              27,500             210
Visteon                                12,000             181
                                                   ----------
                                                          391
--------------------------------------------------------------------------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.1%
Coachmen Industries                    11,000             115
                                                   ----------
                                                          115
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
Centex                                  4,000             129
                                                   ----------
                                                          129
--------------------------------------------------------------------------------
CABLE TV -- 0.2%
Insight Communications*                13,200             210
                                                   ----------
                                                          210
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.4%
Harrah's Entertainment*                15,700             432
                                                   ----------
                                                          432
--------------------------------------------------------------------------------

Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.1%
International Game Technology           3,900      $      131
                                                   ----------
                                                          131
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.4%
Bell Microproducts*                    13,100             409
                                                   ----------
                                                          409
--------------------------------------------------------------------------------
E-COMMERCE -- 1.0%
1-800 Contacts*                        20,000             960
                                                   ----------
                                                          960
--------------------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.4%
Skechers Foot Wear*                    25,000             378
                                                   ----------
                                                          378
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.4%
Furniture Brands International*        22,700             377
                                                   ----------
                                                          377
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.4%
Journal Register*                       6,300             105
Pulitzer                                6,100             262
                                                   ----------
                                                          367
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.0%
Ann Taylor Stores*                      7,300             280
Children's Place Stores*                2,700              70
Christopher & Banks*                   17,250             671
                                                   ----------
                                                        1,021
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 1.4%
Insight Enterprises*                   20,100             548
PC Connection*                         15,300             872
                                                   ----------
                                                        1,420
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.1%
Tweeter Home Entertainment Group*      14,300             519
Ultimate Electronics*                  14,100             580
                                                   ----------
                                                        1,099
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.6%
Krispy Kreme Doughnuts*                 6,400             535
P.F Chang's China Bistro*              11,600             401
Papa John's International*             13,000             326
Wendy's International                  19,000             381
                                                   ----------
                                                        1,643
--------------------------------------------------------------------------------
TELEVISION -- 0.7%
Paxson Communications*                 23,700             273
Pegasus Communications*                 8,700             420
                                                   ----------
                                                          693
                                                   ----------
TOTAL CONSUMER CYCLICAL (COST $7,934)                  12,454
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 56

                                    THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.2%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
Playtex Products*                      12,900      $      152
                                                   ----------
                                                          152
                                                   ----------
TOTAL CONSUMER NON-CYCLICAL (COST $144)                   152
                                                   ----------
--------------------------------------------------------------------------------
ENERGY -- 5.5%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.1%
Barrett Resources*                      7,500             283
Comstock Resources*                    12,100             138
Devon Energy                            2,230             134
EOG Resources                           3,000             117
Forest Oil*                            24,900             403
Louis Dreyfus Natural Gas*             13,400             531
Newfield Exploration*                   3,700             173
Noble Affiliates                       12,000             446
Ocean Energy*                          19,100             295
Unit*                                  14,800             218
Vintage Petroleum                      14,700             334
                                                   ----------
                                                        3,072
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.6%
Tesoro Petroleum*                      29,000             288
Valero Energy                           7,000             246
                                                   ----------
                                                          534
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 0.9%
Atwood Oceanic*                         7,500             313
Key Energy Services*                   22,400             220
Patterson Energy*                       3,500             120
Precision Drilling*                       700              25
Pride International*                   10,000             265
                                                   ----------
                                                          943
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.6%
Friede Goldman Halter*                 47,400             335
Hanover Compressor*                     8,600             283
                                                   ----------
                                                          618
--------------------------------------------------------------------------------
PIPELINES -- 0.3%
Kinder Morgan                           8,200             336
                                                   ----------
                                                          336
                                                   ----------
TOTAL ENERGY (COST $4,060)                              5,503
                                                   ----------
--------------------------------------------------------------------------------
FINANCIAL -- 7.4%
COMMERCIAL BANKS-EASTERN US -- 0.5%
Banknorth Group                         4,400              79
Commercial Bank of New York             6,600              89
Mercantile                              6,000             218
                                                   ----------
                                                          386
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.9%
Bancwest                               28,500             554
City National                           9,474             366
                                                   ----------
                                                          920
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
Morgan Keegan                           7,900      $      138
                                                   ----------
                                                          138
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
Doral Financial                         5,900              96
                                                   ----------
                                                           96
--------------------------------------------------------------------------------
INTERNET BROKER -- 0.2%
WIT Soundview Group*                   17,600             158
                                                   ----------
                                                          158
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.7%
Affiliated Managers Group*             10,200             581
Waddell & Reed Financial, Cl A          5,250             163
                                                   ----------
                                                          744
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.8%
Liberty Financial                       8,400             197
Mony Group                             11,200             447
Torchmark                               7,400             206
                                                   ----------
                                                          850
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.6%
Fidelity National Financial            14,600             361
First American Financial                8,100             169
Trenwick Group Limited                  5,700             108
                                                   ----------
                                                          638
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
Trammell Crow*                          9,200             138
                                                   ----------
                                                          138
--------------------------------------------------------------------------------
REINSURANCE -- 0.3%
Annuity & Life                         11,000             265
                                                   ----------
                                                          265
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.0%
Pennsylvania Real Estate
  Investment Trust                      2,400              42
                                                   ----------
                                                           42
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.2%
Mack Cali Realty                        7,000             197
                                                   ----------
                                                          197
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.1%
CBL & Associates Properties             4,900             123
                                                   ----------
                                                          123
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.3%
JP Realty                              14,700             266
                                                   ----------
                                                          266
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 0.5%
Bank United, Cl A                       4,400             222
Charter One Financial                   5,565             136
Commercial Federal                      7,400             142
                                                   ----------
                                                          500
--------------------------------------------------------------------------------


                                [LOGO OMITTED] 57

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.5%
Berkshire Hills Bancorp*               25,600      $      368
Dime Bancorp                           26,600             574
Roslyn Bancorp                         20,300             454
Woronoco Bancorp                        9,000             114
                                                   ----------
                                                        1,510
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.5%
Golden State Bancorp*                  18,600             440
Washington Federal                      3,800              86
                                                   ----------
                                                          526
                                                   ----------
TOTAL FINANCIAL (COST $6,236)                           7,497
                                                   ----------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.9%
DIAGNOSTIC KITS -- 0.4%
Biosite Diagnostics*                   10,000             399
                                                   ----------
                                                          399
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.2%
Bard (C.R.)                             4,500             190
                                                   ----------
                                                          190
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.2%
Noven Pharmaceuticals*                  5,200             222
                                                   ----------
                                                          222
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.7%
Hooper Holmes                          72,500             689
                                                   ----------
                                                          689
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.4%
Techne*                                 4,000             448
                                                   ----------
                                                          448
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 1.5%
Covance*                                8,600              70
Dianon Systems*                        10,000             399
Impath*                                16,500           1,042
                                                   ----------
                                                        1,511
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.0%
Haemonetics*                           28,700             732
North American Scientific*             27,800             883
Vital Signs                             1,400              37
Zoll Medical Group*                     8,100             395
                                                   ----------
                                                        2,047
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.5%
Aclara Biosciences*                     2,600              79
Arena Pharmaceuticals*                  2,600             112
Cell Genesys*                           4,600             138
Inhale Therapeutic Systems*             1,900             107
Myriad Genetics*                       10,000             864
Sangamo Biosciences*                    5,000             194
                                                   ----------
                                                        1,494
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.5%
Celgene*                                9,600 $           571
Cephalon*                               1,700              83
Cima Labs*                             17,500             911
Dura Pharmaceuticals*                  13,000             460
Galen Holdings ADR*                     3,000             137
Medicis Pharmaceuticals, Cl A*          2,200             135
Pain Therapeutics*                      4,200              83
Pharmacopeia*                           4,400             112
                                                   ----------
                                                        2,492
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.2%
Alpharma                                2,800             171
                                                   ----------
                                                          171
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.3%
Trigon Healthcare*                      5,500             289
                                                   ----------
                                                          289
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.4%
Province Healthcare*                    7,500             300
Triad Hospitals*                        2,000              58
                                                   ----------
                                                          358
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.3%
Beverly Enterprises*                   53,400             317
                                                   ----------
                                                          317
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Lincare Holdings*                       4,900             141
                                                   ----------
                                                          141
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.2%
Staar Surgical*                        11,100             192
                                                   ----------
                                                          192
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.5%
Omnicare                               30,400             490
                                                   ----------
                                                          490
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.5%
Inspire Pharmaceuticals*               10,200             306
Tularik*                                5,400             178
United Therapeutics*                      800              70
                                                   ----------
                                                          554
                                                   ----------
TOTAL HEALTH CARE (COST $8,188)                        12,004
                                                   ----------
--------------------------------------------------------------------------------
INDUSTRIAL -- 10.1%
AEROSPACE/DEFENSE -- 0.8%
Teledyne Technologies*                 24,800             722
                                                   ----------
                                                          722
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Texas Industries                        4,900             156
                                                   ----------
                                                          156
--------------------------------------------------------------------------------

                                [LOGO OMITTED] 58

                                   THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Dal-Tile International*                 4,500      $       56
                                                   ----------
                                                           56
--------------------------------------------------------------------------------
CERAMIC PRODUCTS -- 0.4%
Coorstek*                              11,600             444
                                                   ----------
                                                          444
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.3%
Manufacturers Services Limited*        24,300             289
SMTC*                                   2,300              49
                                                   ----------
                                                          338
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
ITT Industries                         10,200             331
                                                   ----------
                                                          331
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.8%
Act Manufacturing*                     11,000             580
CTS                                    16,000             810
Kent Electronics*                      17,700             423
                                                   ----------
                                                        1,813
--------------------------------------------------------------------------------
ELECTRONIC CONNECTORS -- 0.7%
Merix*                                 11,250             729
                                                   ----------
                                                          729
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.4%
Keithley Instruments                    6,500             455
Measurement Specialties*                7,500             362
Molecular Devices*                      5,000             491
Trimble Navigation Limited*             5,000             112
                                                   ----------
                                                        1,420
--------------------------------------------------------------------------------
ELECTRONIC PARTS DISTRIBUTION -- 0.5%
Nu Horizons Electronics*               17,500             487
                                                   ----------
                                                          487
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.1%
Stericycle*                             4,700             115
                                                   ----------
                                                          115
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.6%
BEI Technologies                        5,000             209
Photon Dynamics*                       10,600             400
                                                   ----------
                                                          609
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
FEI*                                   13,200             286
Varian*                                 5,300             229
                                                   ----------
                                                          515
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.4%
Cyberoptics*                           12,500             229
Excel Technology*                       5,000             160
                                                   ----------
                                                          389
--------------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Wolverine Tube*                         9,900      $      147
                                                   ----------
                                                          147
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.3%
Aptargroup                             12,400             297
                                                   ----------
                                                          297
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.0%
Waste Connections*                      1,100              28
                                                   ----------
                                                           28
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.6%
Applied Science & Technology*           4,700              69
C & D Technologies                      7,500             426
Power-One*                             18,100           1,095
                                                   ----------
                                                        1,590
                                                   ----------
TOTAL INDUSTRIAL (COST $8,099)                         10,186
                                                   ----------
--------------------------------------------------------------------------------
SERVICES -- 5.3%
COMMERCIAL SERVICES -- 0.7%
Acnielson*                             26,400             629
                                                   ----------
                                                          629
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.5%
Manhattan Associates*                  21,500           1,317
Tanning Technology*                    16,100             221
                                                   ----------
                                                        1,538
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.9%
Comdisco                                8,600             164
Corporate Executive Board*             17,000             684
Forrester Research*                     9,100             580
Professional Detailing*                 9,300             530
                                                   ----------
                                                        1,958
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Hall Kinion & Associates*               5,000             142
                                                   ----------
                                                          142
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.1%
Albany Molecular Research*             16,200             911
Pharmaceutical Product Development*     7,200             191
                                                   ----------
                                                        1,102
                                                   ----------
TOTAL SERVICES (COST $3,403)                            5,369
                                                   ----------
--------------------------------------------------------------------------------
TECHNOLOGY -- 35.8%
APPLICATIONS SOFTWARE -- 3.1%
Actuate*                               20,000             690
Caminus*                               17,500             696
Genomica*                               2,200              43
Parametric Technology*                 17,800             195
Quest Software*                        11,500             714
Serena Software*                       10,000             461
Sonic Foundry*                         10,000              89
WebTrends*                              7,500             280
                                                   ----------
                                                        3,168
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 59

            THE PBHG FUNDS, INC.

STATEMENT OF NET ASSETS
-----------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)

 PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.0%
Alamosa PCS Holdings*                   1,400      $       23
                                                   ----------
                                                           23
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.1%
Avid Technology*                        9,600             134
                                                   ----------
                                                          134
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.6%
Aspen Technology*                      12,900             582
                                                   ----------
                                                          582
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.4%
Axent Technologies*                    17,900             386
                                                   ----------
                                                          386
--------------------------------------------------------------------------------
COMPUTERS -- 0.1%
Micron Electronics*                     6,400              58
                                                   ----------
                                                           58
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
Catapult Communications*               20,000             373
                                                   ----------
                                                          373
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.3%
M-Systems Flash Disk Pioneers*         15,000             572
Sandisk*                               12,400             828
Silicon Storage Technology*            26,700             726
Simple Technology*                      9,000              87
Storage Technology Group*               6,400              87
                                                   ----------
                                                        2,300
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
Avocent*                               24,721           1,363
Mobility Electronics*                   8,600              78
S3*                                    80,800             833
                                                   ----------
                                                        2,274
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 1.6%
Acxiom*                                 3,200             102
Documentum*                             2,500             203
Excelon*                               50,600             626
Fair Isaac & Company                   16,700             713
                                                   ----------
                                                        1,644
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.6%
Netiq*                                  8,500             558
                                                   ----------
                                                          558
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.0%
Actel*                                  9,600             344
Alpha*                                 11,500             392
Cree*                                   3,800             442
Hi / Fn*                                4,100             279
Integrated Silicon Solutions*          19,800             281
Microsemi*                             12,500             477
Oak Technology*                        20,000             548
Omnivision Technologies*               10,000             362
Silicon Image*                         18,500             459

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- CONTINUED
Transwitch*                            20,000      $    1,275
Zoran*                                  3,000             146
                                                   ----------
                                                        5,005
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.5%
Business Objects ADR*                   7,000             791
Hyperion Solutions*                     6,900             179
Informatica*                            5,000             466
Manugistics*                           11,200           1,099
                                                   ----------
                                                        2,535
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 0.8%
Clarent*                                7,500             295
Fire Pond*                             18,400             267
Proxicom*                               8,900             174
Ravisent Technologies*                 14,300              40
                                                   ----------
                                                          776
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 0.3%
OTG Software*                           7,500             307
                                                   ----------
                                                          307
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.7%
Adaptec*                                6,300             126
Extreme Networks*                      15,000           1,718
JNI*                                   10,000             890
                                                   ----------
                                                        2,734
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.9%
Elantec Semiconductor*                 14,500           1,444
Exar*                                   7,100             859
Sipex*                                 10,900             458
Telcom Semiconductor*                  38,900             579
Triquint Semiconductor*                17,500             638
                                                   ----------
                                                        3,978
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.2%
Genus*                                 13,800              52
Photronics*                             8,100             177
                                                   ----------
                                                          229
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.2%
Cysive*                                28,800             193
                                                   ----------
                                                          193
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 5.0%
Anaren Microwave*                       8,000           1,084
Audiocodes Limited*                     3,200             272
Commscope*                              7,700             189
Digital Lightwave*                      8,300             603
MCK Communications*                     5,000             113
Natural Microsystems*                  16,000             861
Stanford Microdevices*                 10,200             546
Tollgrade Communications*               5,000             694
Tut Systems*                            8,100             699
                                                   ----------
                                                        5,061
--------------------------------------------------------------------------------


                               [LOGO OMITTED] 60

                                     THE PBHG FUNDS, INC.

                                                         STATEMENT OF NET ASSETS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                         PBHG STRATEGIC SMALL COMPANY FUND PSSCX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.6%
Exfo Electro-Optical Engineering*       1,500      $       65
Newport                                 9,500           1,513
                                                   ----------
                                                        1,578
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.8%
Adelphia Business Solutions*            8,400              99
Latitude Communications*               15,700             122
RCN*                                   11,100             230
Savvis Communications*                 43,200             389
                                                   ----------
                                                          840
--------------------------------------------------------------------------------
WEB HOSTING/PUBLISHING -- 0.6%
Verity*                                17,500             625
                                                   ----------
                                                          625
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.7%
Glenayre Technologies*                  6,800              74
Proxim*                                10,600             472
Western Multiplex*                     11,200             180
                                                   ----------
                                                          726
                                                   ----------
TOTAL TECHNOLOGY (COST $24,553)                        36,087
                                                   ----------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.3%
AIRLINES -- 0.2%
Midway Airlines*                       36,800             196
                                                   ----------
                                                          196
--------------------------------------------------------------------------------
TRANSPORTATION-AIR FREIGHT -- 0.2%
EGL*                                    7,200             218
                                                   ----------
                                                          218
--------------------------------------------------------------------------------
TRANSPORTATION-TRUCK -- 0.9%
American Freightways*                   2,600              40
Covenant Transportation*               17,800             166
Hunt (J.B.) Transportation Services    11,100             142
Landstar Systems*                       3,700             165
Swift Transportation*                   9,600             125
Us Xpress Enterprises*                 26,500             167
USfreightways*                          5,800             132
                                                   ----------
                                                          937
                                                   ----------
TOTAL TRANSPORTATION (COST $1,745)                      1,351
                                                   ----------
--------------------------------------------------------------------------------
UTILITIES -- 1.4%
ELECTRIC-INTEGRATED -- 0.8%
CMS Energy                              5,800             156
Idacorp                                 4,000             186
Madison Gas & Electric                    500              11
Western Resources                      19,700             426
                                                   ----------
                                                          779
--------------------------------------------------------------------------------

                                      Shares/Face      Market
Description                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.5%
Atmos Energy                            6,300      $      130
Semco Energy                            6,100              94
UGI                                    10,000             242
                                                   ----------
                                                          466
--------------------------------------------------------------------------------
WATER -- 0.1%
Philadelphia Suburban                   6,300             146
                                                   ----------
                                                          146
                                                   ----------
TOTAL UTILITIES (COST $1,200)                           1,391
                                                   ----------
TOTAL COMMON STOCK (COST $67,112)                      93,331
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.4%
J.P. Morgan
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $6,497,005
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $6,624,107) (A)               $6,493           6,493
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $6,493)                6,493
                                                   ----------
TOTAL INVESTMENTS-- 98.9% (COST $73,605)               99,824
                                                   ----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.1%
TOTAL OTHER ASSETS AND LIABILITIES, NET                 1,064
                                                   ----------
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value) based on 4,749,380
   outstanding shares of common stock                  62,755
Accumulated net investment loss                          (298)
Accumulated net realized gain on investments           12,212
Net unrealized appreciation on investments             26,219
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $  100,888
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $21.24
                                                       ======
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 61

            THE PBHG FUNDS, INC.

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)

 PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


     INVESTMENT FOCUS
           STYLE

Value    Blend    Growth
------------------------
                    X    Large
------------------------
                         Medium       MARKET CAPITALIZATION
------------------------
                         Small
------------------------




                          AVERAGE ANNUAL TOTAL RETURN 1
                              AS OF SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
                                                                  Cumulative
                                                             Inception to Date 2
--------------------------------------------------------------------------------
  PBHG Global Technology &
     Communications Fund                                          13.10%
--------------------------------------------------------------------------------


                     COMPARISON OF CHANGE IN THE VALUE OF A
                      $10,000 INVESTMENT IN THE PBHG GLOBAL
                  TECHNOLOGY & COMMUNICATIONS FUND, VERSUS THE
  SOUNDVIEW TECHNOLOGY INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

                PBHG
               Global               MSCI        Soundview         Lipper
            Technology &          World Free   Technology   Science & Technology
         Communications Fund       Index 3       Index 4      Funds Average 5
5/31/00       10,000               10,000        10,000          10,000
6/30/00       11,820               10,335        10,612          11,737
7/31/00       11,570               10,043         9,386          11,140
8/31/00       12,750               10,369         9,763          12,882
9/30/00       11,310                9,816         9,404          11,601

1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The PBHG Global Technology & Communications Fund commenced operations on May
  31, 2000.
3 The MSCI World Free Index is the Morgan Stanley Capital International Index that reflects the performance of both the developed and the emerging equity markets of the world. The Index excludes the performance impact of companies that are restricted with respect to foreign investors. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
4 The Soundview Technology Index is an equal dollar weighted index designed to measure the performance of the technology industry. It is comprised of 100 major technology companies chosen by Soundview Financial Group. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.
5 The Lipper Science & Technology Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Science & Technology category. These performance figures are based on the changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Fund's past or future performance.


COUNTRY WEIGHTINGS - AT SEPTEMBER 30, 2000

Canada            6%
Finland           1%
France            3%
Germany           1%
Hong Kong         5%
Japan             7%
South Korea       1%
Spain             1%
United Kingdom    3%
United States    67%
Cash              5%

% of Total Portfolio Investments


TOP TEN HOLDINGS - SEPTEMBER 30, 2000

Palm                                              6.1%
Nortel Networks                                   4.8%
Furukawa Electric                                 4.3%
Ciena                                             3.5%
Sycamore Networks                                 3.5%
Network Appliance                                 3.4%
China Unicom ADR                                  3.4%
Sun Microsystems                                  3.1%
Infospace                                         3.0%
Corning                                           2.9%
------------------------------------------------------
% of Total Portfolio Investments                 38.0%

                                [LOGO OMITTED] 62

                         THE PBHG FUNDS, INC.

                                                         SCHEDULE OF INVESTMENTS
                                                         -----------------------
                                            AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                              PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND PBGTX


                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
CANADA -- 6.4%
Celestica*                             17,900      $    1,240
GT Group Telecommunications*           36,700             484
Nortel Networks*                       83,300           4,962
                                                   ----------
                                                        6,686
--------------------------------------------------------------------------------
FINLAND -- 1.2%
Nokia ADR*                             31,600           1,258
                                                   ----------
                                                        1,258
--------------------------------------------------------------------------------
FRANCE -- 2.6%
Alcatel Alsthom ADR*                   44,400           2,792
                                                   ----------
                                                        2,792
--------------------------------------------------------------------------------
GERMANY -- 1.5%
Infineon Technologies ADR*             32,300           1,534
                                                   ----------
                                                        1,534
--------------------------------------------------------------------------------
HONG KONG -- 4.5%
China Mobile ADR*                      39,300           1,275
China Unicom ADR*                     160,300           3,496
                                                   ----------
                                                        4,771
--------------------------------------------------------------------------------
IRELAND -- 0.4%
Trintech Group ADR*                    18,900             380
                                                   ----------
                                                          380
--------------------------------------------------------------------------------
JAPAN -- 6.8%
Crosswave Communications ADR*         160,000           1,640
Furukawa Electric*                    160,000           4,420
NTT ADR*                                3,900             559
Softbank*                               5,700             533
                                                   ----------
                                                        7,152
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.5%
Korea Telecom ADR*                     17,300             582
                                                   ----------
                                                          582
--------------------------------------------------------------------------------
SPAIN -- 0.8%
Telefonica Sa*                         14,400             856
                                                   ----------
                                                          856
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.9%
Autonomy ADR*                          19,000           1,045
Colt Telecom ADR*                       3,000             331
Marconi ADR*                           37,450           1,025
Vodafone Airtouch ADR*                 16,600             614
                                                   ----------
                                                        3,015
--------------------------------------------------------------------------------
UNITED STATES -- 66.0%
Adobe Systems*                         14,100           2,189
Affymetrix*                            12,000             599
America Online*                        19,800           1,064
Applied Micro Circuits*                11,500           2,381
Ariba*                                 16,900           2,421
Art Technology*                        26,200           2,483

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
--------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
Avanex*                                 4,600      $      495
Ciena*                                 29,800           3,660
Comcast, Cl A*                         31,200           1,277
Corning*                               10,100           3,000
EMC*                                   21,600           2,141
Globespan*                             21,100           2,574
Globix*                                57,200           1,334
Informatica*                           25,000           2,331
Infospace*                            104,000           3,146
Intersil Holding*                      50,000           2,494
JDS Uniphase*                          18,640           1,765
Juniper Networks*                      11,600           2,540
McLeodUSA*                             95,100           1,361
MRV Communications*                    15,400             698
Network Appliance*                     27,900           3,554
Next Level Communications*             12,600             833
NTL*                                   17,500             810
Palm*                                 118,600           6,278
PMC-Sierra*                             5,400           1,162
SDL*                                    6,300           1,949
Storage Networks*                      11,400           1,165
Sun Microsystems*                      27,500           3,211
Sycamore Networks*                     33,500           3,618
Veritas Software*                      15,600           2,215
Vitria Technology*                     48,500           2,261
Yahoo*                                 10,000             910
                                                   ----------
                                                       69,503
                                                   ----------
TOTAL COMMON STOCK (COST $100,196)                     98,529
                                                   ----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
UBS Warburg, LLC
   6.60%, dated 09/29/00, matures 10/02/00,
   repurchase price $4,912,041
   (collateralized by U.S. Government
   Agency Instruments: total market
   value $5,009,659) (A)               $4,909           4,909
                                                   ----------
TOTAL REPURCHASE AGREEMENT (COST $4,909)                4,909
                                                   ----------
TOTAL INVESTMENTS-- 98.3% (COST $105,105)          $  103,438
                                                   ==========

Percentages are based on Net Assets of $105,271,520.
* Non-Income Producing Security
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl --  Class


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 63

                     This page is left intentionally blank.


                                [LOGO OMITTED] 64


                                                                                                                THE PBHG FUNDS, INC.

                                                                                          STATEMENTS OF ASSETS AND LIABILITIES (000)
                                                                                          ------------------------------------------
                                                                                                      SEPTEMBER 30, 2000 (UNAUDITED)


                                                                                 ---------       -------------     -----------------
                                                                                    PBHG                                 PBHG
                                                                                 LARGE CAP           PBHG          GLOBAL TECHNOLOGY
                                                                                    VALUE        INTERNATIONAL      & COMMUNICATIONS
                                                                                    FUND             FUND                FUND
                                                                                 ---------       -------------     -----------------
ASSETS:
     Investment securities (Cost $58,949, $8,265, and $100,196,
       respectively) at market value                                              $61,679           $8,594           $ 98,529
     Repurchase Agreements (Cost $12,552 and $4,909, respectively)
       at market value                                                             12,552               --              4,909
     Cash                                                                             315              478              3,626
     Foreign currency (Cost $11)                                                       --               11                 --
     Dividends and interest receivable                                                120               14                 24
     Receivable for capital shares sold                                               300               70                187
     Receivable for investment securities sold                                     12,572              147              5,936
                                                                                  -------           ------           --------
     Total assets                                                                  87,538            9,314            113,211
                                                                                  -------           ------           --------
LIABILITIES:
     Payable for investment securities purchased                                   22,082               --              7,738
     Payable for capital shares redeemed                                               --               --                  2
     Accrued expenses                                                                  50               21                199
                                                                                  -------           ------           --------
     Total liabilities                                                             22,132               21              7,939
                                                                                  -------           ------           --------
NET ASSETS:
     Fund shares of PBHG Class (authorized 200 million shares for each of the PBHG Large Cap Value Fund, PBHG International
       Fund, and PBHG Global Technology & Communications Fund -- $0.001
       par value) based on 4,920,429, 827,706 and 9,309,224 outstanding
       shares of common stock                                                      59,040            7,393            107,249
     Undistributed net investment income/accumulated net investment loss              295              (65)              (413)
     Accumulated net realized gain on investments                                   3,341            1,636                103
     Net unrealized appreciation (depreciation) on investments                      2,730              329             (1,667)
                                                                                  -------           ------           --------
     NET ASSETS                                                                   $65,406           $9,293           $105,272
                                                                                  -------           ------           --------
     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $13.29           $11.23             $11.31
                                                                                  =======           ======           ========


Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 65

            THE PBHG FUNDS, INC.

STATEMENTS OF OPERATIONS (000)
------------------------------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)


                                        ---------     ---------      ---------     ---------       ---------    -------  ----------
                                                         PBHG           PBHG           PBHG          PBHG                   PBHG
                                          PBHG         EMERGING       LARGE CAP       SELECT         CORE        PBHG     LARGE CAP
                                         GROWTH         GROWTH         GROWTH         EQUITY        GROWTH      LIMITED      20
                                          FUND           FUND           FUND           FUND          FUND        FUND      FUND 2
                                        ---------     ---------      ---------     ---------       ---------    -------  ----------
INVESTMENT INCOME:
  Dividends                            $       383     $     29       $   223       $     21         $   32     $    6    $    375
  Interest                                  16,440        3,868         1,285          5,261            361        504       3,068
  Less: Foreign Taxes Withheld                  --           --            --             (3)            (2)        --          (7)
                                       -----------     --------       -------       --------         ------     ------    --------
   Total Investment Income                  16,823        3,897         1,508          5,279            391        510       3,436
                                       -----------     --------       -------       --------         ------     ------    --------
EXPENSES:
  Investment Advisory Fees                  24,800        5,179         1,182          6,935            698        676       4,325
  Administrative Fees                        4,377          914           236          1,224            123        101         763
  Transfer Agent Fees                        5,480        1,266           276          1,370            178         68         752
  Registration and Filing Fees                 170           26            60            228             10          3          31
  Printing Fees                                725          139            38            229             19         14         101
  Professional Fees                            122           27             6             31              4          3          22
  Custodian Fees                               100           19             6             23              7          3          14
  Directors' Fees                               36            8             2              9              1          1           6
  Miscellaneous Fees                           191           30             8             40             (1)         3          12
  Line of Credit                               110           29             5             21              3          3          19
  Interest Expense                              --           --            --            109             18         --          --
  Distribution Fees 1                          161           --            --             --             --         --          --
                                       -----------     --------       -------       --------         ------     ------    --------
      TOTAL EXPENSES                        36,272        7,637         1,819         10,219          1,060        875       6,045
                                       -----------     --------       -------       --------         ------     ------    --------
  Waiver of Investment Advisory Fees            --           --            --             --             --         --          --
                                       -----------     --------       -------       --------         ------     ------    --------
  Advisory Fee Recaptured                       --           --            --             --             --         --          --
                                       -----------     --------       -------       --------         ------     ------    --------
      Net Expenses                          36,272        7,637         1,819         10,219          1,060        875       6,045
                                       -----------     --------       -------       --------         ------     ------    --------
  NET INVESTMENT INCOME (LOSS)             (19,449)      (3,740)         (311)        (4,940)          (669)      (365)     (2,609)
                                       -----------     --------       -------       --------         ------     ------    --------
  Net Realized Gain (Loss) from
    Security Transactions                  665,459       (6,414)        2,881       (202,744)         1,890      4,249      36,537
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                       --           --            --             --             --         --          --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments       (1,125,809)     (24,673)       11,363        122,054          6,905     (3,625)    (78,796
                                       -----------     --------       -------       --------         ------     ------    --------
  NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                 (460,350)     (31,087)       14,244        (80,690)         8,795        624     (42,259)
                                       -----------     --------       -------       --------         ------     ------    --------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS            ($479,799)    ($34,827)      $13,933       ($85,630)        $8,126       $259    ($44,868)
                                       -----------     --------       -------       --------         ------     ------    --------
                                       -----------     --------       -------       --------         ------     ------    --------


1. All distribution fees are incurred in the Advisor Class. Currently, only the PBHG Growth Fund offers Advisor Class Shares.
2. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.



Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




                                                                                        THE PBHG FUNDS, INC.



                                    -------------   ----------  ----------   ---------    ----------   -------------  --------
                                        PBHG          PBHG         PBHG        PBHG          PBHG                       PBHG
                                         NEW        LARGE CAP     MID-CAP    SMALL CAP      FOCUSED        PBHG         CASH
                                    OPPORTUNITIES     VALUE        VALUE       VALUE         VALUE     INTERNATIONAL  RESERVES
                                        FUND          FUND         FUND        FUND          FUND          FUND         FUND
                                    -------------   ----------  ----------   ---------    ----------   -------------  --------

INVESTMENT INCOME:
  Dividends                        $     10        $  412        $  414     $   322         $ 180       $   114           --
  Interest                              619           185           261         551           100            --      $16,063
  Less: Foreign Taxes Withheld           --            --            --          --            --           (14)          --
                                   --------        ------        ------     -------          ----        ------      -------
   Total Investment Income              629           597           675         873           280           100       16,063
                                   --------        ------        ------     -------          ----        ------      -------
EXPENSES:
  Investment Advisory Fees              973           172           331         644           154            51          751
  Administrative Fees                   146            40            59          97            27             8          374
  Transfer Agent Fees                    77            54            72         144            33            22          131
  Registration and Filing Fees          (22)           13            15          31            14             6            8
  Printing Fees                          19             5             7          13             4             1           53
  Professional Fees                       5             1             2           2             1            --           10
  Custodian Fees                         10             7             8          12             4            13           17
  Directors' Fees                         1            --            --           1            --            --            3
  Miscellaneous Fees                      2             2             4           5             1             1           --
  Line of Credit                         (2)            1             2           2             1            --           --
  Interest Expense                       33             3            13          --            --            --           --
  Distribution Fees 1                    --            --            --          --            --            --           --
                                   --------        ------        ------     -------          ----        ------      -------
      TOTAL EXPENSES                  1,242           298           513         951           239           102        1,347
                                   --------        ------        ------     -------          ----        ------      -------
  Waiver of Investment Advisory
    Fees                                 --            --            --          --            --            --           --
                                   --------        ------        ------     -------          ----        ------      -------
  Advisory Fee Recaptured                 1            --            --          15            --            --           --
                                   --------        ------        ------     -------          ----        ------      -------
      Net Expenses                    1,243           298           513         966           239           102        1,347
                                   --------        ------        ------     -------          ----        ------      -------
  NET INVESTMENT INCOME (LOSS)         (614)          299           162         (93)           41            (2)      14,716
                                   --------        ------        ------     -------          ----        ------      -------
  Net Realized Gain (Loss) from
     Security Transactions            6,090         3,406         2,364       8,085          (138)          469           --
  Net Realized Gain (Loss) on
     Foreign Currency Transactions       --            --            --          --            --           (23)          --
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                 (87,238)        1,232         1,536       2,990          (347)       (1,901)          --
                                   --------        ------        ------     -------          ----        ------      -------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS  (81,148)        4,638         3,900      11,075          (485)       (1,455)          --
                                   --------        ------        ------     -------          ----        ------      -------
  INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                    ($81,762)       $4,937        $4,062     $10,982         ($444)      ($1,457)     $14,716
                                   --------        ------        ------     -------          ----        ------      -------
                                   --------        ------        ------     -------          ----        ------      -------






                                   --------------    ------------     -----------------
                                        PBHG             PBHG               PBHG
                                    TECHNOLOGY &       STRATEGIC      GLOBAL TECHNOLOGY
                                   COMMUNICATIONS        SMALL         & COMMUNICATIONS
                                        FUND         COMPANY FUND           FUND 2
                                   --------------    ------------     -----------------

INVESTMENT INCOME:
  Dividends                         $     38           $  123              $   184
  Interest                             4,274              186                   --
  Less: Foreign Taxes Withheld            (2)              --                   --
                                    --------           ------               ------
   Total Investment Income             4,310              309                  184
                                    --------           ------               ------
EXPENSES:
  Investment Advisory Fees            13,867              405                  436
  Administrative Fees                  2,447               61                   44
  Transfer Agent Fees                  2,662               77                   70
  Registration and Filing Fees           125               15                   12
  Printing Fees                          351                9                    7
  Professional Fees                       70                2                    1
  Custodian Fees                          47               11                   25
  Directors' Fees                         20                1                   --
  Miscellaneous Fees                      51                6                    9
  Line of Credit                          52                2                    1
  Interest Expense                       330               --                   --
  Distribution Fees 1                     --               --                   --
                                    --------           ------               ------
      TOTAL EXPENSES                  20,022              589                  605
                                    --------           ------               ------
  Waiver of Investment Advisory
    Fees                                  --               --                   (8)
                                    --------           ------               ------
  Advisory Fee Recaptured                 --               20                   --
                                    --------           ------               ------
      Net Expenses                    20,022              609                  597
                                    --------           ------               ------
  NET INVESTMENT INCOME (LOSS)       (15,712)            (300)               (413)
                                    --------           ------               ------
  Net Realized Gain (Loss) from
     Security Transactions          (109,074)           3,389                  103
  Net Realized Gain (Loss) on
     Foreign Currency Transactions        --               --                   --
  Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                 (188,188)           4,181               (1,667)
                                    --------           ------               ------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS  (297,262)           7,570               (1,564)
                                    --------           ------               ------
  INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                    ($312,974)          $7,270              ($1,977)
                                    --------           ------               ------
                                    --------           ------               ------

1. All distribution fees are incurred in the Advisor Class. Currently, only the PBHG Growth Fund offers Advisor Class Shares.

2. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.



Amounts designated as "--" are either $0 or have been rounded to $0.


                             [LOGO OMITTED] 66 & 67

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------
FOR THE SIX MONTH PERIOD
ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND
THE PERIOD ENDING MARCH 31, 2000


                                        -------------------------     ---------------------------    ---------------------------
                                                   PBHG                           PBHG                          PBHG
                                                  GROWTH                     EMERGING GROWTH              LARGE CAP GROWTH
                                                   FUND                           FUND                          FUND
                                        -------------------------     ---------------------------    ---------------------------
                                           4/1/00         4/1/99          4/1/00         4/1/99         4/1/00          4/1/99
                                             to             to              to             to             to              to
                                           9/30/00        3/31/00         9/30/00        3/31/00        9/30/00         3/31/00
                                        ----------     ----------     -----------     -----------    ----------       ----------
INVESTMENT ACTIVITIES:
   Net Investment Loss                  $  (19,449)    $  (35,010)    $   (3,740)     $   (6,447)    $     (311)      $ (1,212)
   Net Realized Gain (Loss)
     from Security Transactions            665,459      1,444,408         (6,414)        253,905          2,881         73,256
   Net Realized Gain (Loss) on
     Foreign Currency Transactions              --             --             --              --             --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and
     Foreign Currency Transactions      (1,125,809)     2,040,376        (24,673)        356,132         11,363         36,253
                                        ----------     ----------     ----------      ----------     ----------       --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations            (479,799)     3,449,774        (34,827)        603,590         13,933        108,297
                                        ----------     ----------     ----------      ----------     ----------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        --             --             --             --              --             --
   Net Realized Gains from Security
     Transactions                               --       (146,848)            --         (31,621)            --        (38,911)
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total Distributions                          --       (146,848)            --         (31,621)            --        (38,911)
                                        ----------     ----------     ----------      ----------     ----------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                        10,803,349      8,396,419      2,822,167       4,764,340        376,993        161,752
   Shares Issued upon Reinvestment of
     Distributions                              --        140,393              --         30,659             --         36,766
   Shares Redeemed                     (10,950,497)    (8,520,260)    (2,908,697)     (4,766,038)      (144,028)      (155,028)
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total PBHG Class Transactions          (147,148)        16,552        (86,530)         28,961        232,965         43,490
                                        ----------     ----------     ----------      ----------     ----------       --------
   Shares Issued                            27,178         30,264             --             --              --             --
   Shares Issued upon Reinvestment of
     Distributions                              --          3,951              --            --              --             --
                                        ----------     ----------     ----------      ----------     ----------       --------
   Shares Redeemed                         (29,545)       (39,497)            --             --              --             --
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total Advisor Class Transactions         (2,367)        (5,282)            --             --              --             --
                                        ----------     ----------     ----------      ----------     ----------       --------
   Increase (Decrease) in Net Assets
     Derived from Capital Share
      Transactions                        (149,515)        11,270        (86,530)         28,961        232,965         43,490
                                        ----------     ----------     ----------      ----------     ----------       --------
   Total Increase (Decrease) in
     Net Assets                           (629,314)     3,314,196       (121,357)        600,930        246,898        112,876
                                        ----------     ----------     ----------      ----------     ----------       --------
NET ASSETS:
   Beginning of Period                   6,609,171      3,294,975      1,336,938         736,008        256,965        144,089
                                        ----------     ----------     ----------      ----------     ----------       --------
   End of Period                        $5,979,857     $6,609,171     $1,215,581      $1,336,938     $  503,863       $256,965
                                        ==========     ==========     ==========      ==========     ==========       ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                           211,486        207,463         78,868         166,771          9,940          4,845
   Shares Issued upon Reinvestment
     of Distributions                           --          3,293             --             987             --          1,370
   Shares Redeemed                        (213,498)      (232,422)       (80,984)       (170,053)        (4,052)        (5,381)
                                        ----------     ----------     ----------      ----------     ---------        --------
   Total PBHG Class Share Transactions      (2,012)       (21,666)        (2,116)         (2,295)         5,888            834
                                        ----------     ----------     ----------      ----------     ---------        --------
   Advisor Class
   Shares Issued                               535            693             --              --             --             --
   Shares Issued upon Reinvestment of
      Distributions                             --             94             --              --             --             --
     Shares Redeemed                          (562)        (1,033)            --              --             --             --
                                        ----------     ----------     ----------      ----------     ---------        --------
   Total Advisor Class Share Transactions      (27)          (246)            --              --             --             --
                                        ----------     ----------     ----------      ----------     ---------        --------
   Net Increase (Decrease) in Shares
     Outstanding                            (2,039)       (21,912)        (2,116)         (2,295)         5,888            834
                                        ==========     ==========     ==========      ==========     ==========       ========

    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 68

                                                                                     THE PBHG FUNDS, INC.


 -------------------------    ---------------------------      -------------------------     ------------------------
          PBHG                           PBHG                           PBHG                           PBHG
      SELECT EQUITY                   CORE GROWTH                      LIMITED                     LARGE CAP 20
          FUND                           FUND                           FUND                           FUND
 -------------------------    ---------------------------      -------------------------     ------------------------
  4/1/00         4/1/99          4/1/00         4/1/99         4/1/00          4/1/99         4/1/00         4/1/99
    to             to              to             to             to              to             to             to
  9/30/00        3/31/00         9/30/00        3/31/00        9/30/00         3/31/00        9/30/00        3/31/00
 ---------    -----------     ----------       ---------       --------       ---------     ----------    ----------

$   (4,940)   $   (3,460)     $     (669)      $ (1,127)       $   (365)      $   (869)     $   (2,609)   $   (5,093)

  (202,744)      243,578           1,890         68,016           4,249         48,591          36,537       272,534

        --            --              --             --              --         51,160              --            --


   122,054       255,606           6,905         16,011          (3,625)            --         (78,796)      242,817
----------    ----------      ----------       --------        --------       --------      ----------    ----------

   (85,630)      495,724           8,126         82,900             259         98,882         (44,868)      510,258
----------    ----------      ----------       --------        --------       --------      ----------    ----------

        --           --               --             --              --             --              --            --

        --       (56,886)             --             --              --        (22,649)             --      (104,393)
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --       (56,886)             --             --              --        (22,649)             --      (104,393)
----------    ----------      ----------       --------        --------       --------      ----------    ----------


 3,533,634     2,772,860         194,048        303,542           4,067         20,694         681,809       768,942

        --        55,117              --             --              --         21,960              --       100,719
(3,083,439)   (1,811,421)       (177,293)      (306,828)        (14,552)       (71,768)       (564,837)     (795,143)
----------    ----------      ----------       --------        --------       --------      ----------    ----------
   450,195     1,016,556          16,755         (3,286)        (10,485)       (29,114)        116,972        74,518
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --           --

        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------


   450,195     1,016,556          16,755         (3,286)        (10,485)       (29,114)        116,972        74,518
----------    ----------      ----------       --------        --------       --------      ----------    ----------

   364,565     1,455,394          24,881         79,614         (10,226)        47,119          72,104       480,383
----------    ----------      ----------       --------        --------       --------      ----------    ----------

 1,691,298       235,904         166,099         86,485         155,130        108,011       1,083,460       603,077
----------    ----------      ----------       --------        --------       --------      ----------    ----------
$2,055,863    $1,691,298      $  190,980       $166,099        $144,904       $155,130      $1,155,564    $1,083,460
==========    ==========      ==========       ========        ========       ========      ==========    ==========


    50,957        41,645           6,901         14,737             194          1,126          16,680        22,265

        --         1,153              --             --              --          1,270              --         3,214
   (45,621)      (30,157)         (6,369)       (15,398)           (688)        (4,722)        (14,427)      (26,069)
----------    ----------      ----------       --------        --------       --------      ----------    ----------
     5,336        12,641             532           (661)           (494)        (2,326)          2,253          (590)
----------    ----------      ----------       --------        --------       --------      ----------    ----------

        --            --              --             --              --             --              --            --

        --            --              --             --              --             --              --            --
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------
        --            --              --             --              --             --              --            --
----------    ----------      ----------       --------        --------       --------      ----------    ----------

     5,336        12,641             532           (661)           (494)        (2,326)          2,253          (590)
==========    ==========      ==========       ========        ========       ========      ==========    ==========



                               [LOGO OMITTED] 69

THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000) -- C0NTINUED
------------------------------------------------------

                                                -----------------------     ----------------------       ---------------------
                                                         PBHG                         PBHG                        PBHG
                                                   NEW OPPORTUNITIES             LARGE CAP VALUE              MID-CAP VALUE
                                                         FUND                         FUND                        FUND
                                                -----------------------     ----------------------       ---------------------
                                                 4/1/00        4/1/99         4/1/00       4/1/99          4/1/00      4/1/99
                                                   to            to             to           to              to          to
                                                 9/30/00       3/31/00        9/30/00      3/31/00         9/30/00     3/31/00
                                                --------      ---------     ---------      -------       ---------   ---------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                 $   (614)     $ (1,630)     $    299    $     266        $    162    $     (65)
   Net Realized Gain (Loss) from Security
     Transactions                                  6,090       124,962         3,406        5,419           2,364       10,140
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                     --           --             --          --               --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                       (87,238)      126,277         1,232         (715)          1,536        4,710
                                                --------      --------      --------    ---------        --------    ---------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                   (81,762)      249,609         4,937        4,970           4,062       14,785
                                                --------      --------      --------    ---------        --------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                              --           --             --         (192)             --           (4)
   Net Realized Gains from Security
     Transactions                                     --       (11,102)           --       (8,414)             --      (11,964)
                                                --------      --------      --------    ---------        --------    ---------
   Total Distributions                                --       (11,102)           --       (8,606)             --      (11,968)
                                                --------      --------      --------    ---------        --------    ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                 107,033       423,099        98,517       30,431         155,635       62,855
   Shares Issued upon Reinvestment of
     Distributions                                    --        10,730            --        8,390              --       11,660
   Shares Redeemed                              (230,429)     (333,478)      (70,970)     (47,185)       (102,820)     (73,623)
                                                --------      --------      --------    ---------        --------    ---------
   Total PBHG Class Transactions                (123,396)      100,351        27,547       (8,364)         52,815          892
                                                --------      --------      --------    ---------        --------    ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions            (123,396)      100,351        27,547       (8,364)         52,815          892
                                                --------      --------      --------    ---------        --------    ---------
   Total Increase (Decrease) in Net Assets      (205,158)      338,858        32,484      (12,000)         56,877        3,709
                                                --------      --------      --------    ---------        --------    ---------
NET ASSETS:
   Beginning of Period                           355,600        16,742        32,922       44,922          60,690       56,981
                                                --------      --------      --------    ---------        --------    ---------
   End of Period                                $150,442      $355,600      $ 65,406    $  32,922        $117,567    $  60,690
                                                ========      ========      ========    =========        ========    =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                   1,383         7,591         7,866        2,408          10,688        4,370
   Shares Issued upon Reinvestment of
     Distributions                                    --           192            --          715              --        1,026
   Shares Redeemed                                (3,106)       (5,178)       (5,697)      (3,616)         (7,305)      (4,780)
                                                --------      --------      --------    ---------        --------    ---------
   Total PBHG Class Share Transactions            (1,723)        2,605         2,169         (493)          3,383          616
                                                --------      --------      --------    ---------        --------    ---------
   Net Increase (Decrease) in Shares Outstanding  (1,723)        2,605         2,169         (493)          3,383          616
                                                ========      ========      ========    =========        ========    =========


    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                                          [LOGO OMITTED]   70


                                                                                          THE PBHG FUNDS, INC.


----------------------          ----------------------           ---------------------       ---------------------------
         PBHG                           PBHG                             PBHG                            PBHG
    SMALL CAP VALUE                 FOCUSED VALUE                    INTERNATIONAL                   CASH RESERVES
         FUND                           FUND                             FUND                            FUND
----------------------          ----------------------           ---------------------       ---------------------------
  4/1/00       4/1/99            4/1/00        4/1/99            4/1/00       4/1/99            4/1/00        4/1/99
    to           to                to            to                to           to                to            to
  9/30/00      3/31/00           9/30/00       3/31/00           9/30/00      3/31/00           9/30/00       3/31/00
---------    ---------          --------      --------           --------   ---------        -----------   -------------

$    (93)    $   (390)           $    41      $    (5)           $    (2)   $     (72)       $    14,716   $      9,315

   8,085        13,720              (138)       2,109                469        3,924                 --            (12)

      --           --                 --          --                 (23)         (38)                --            --


   2,990        20,816              (347)       2,437             (1,901)      (1,438)                --            --
--------     ---------           -------      -------            -------    ---------        -----------   -----------

  10,982        34,146              (444)       4,541             (1,457)       2,376             14,716          9,303
--------     ---------           -------      -------            -------    ---------        -----------   ------------

      --           --                 --          --                  --          --             (14,718)        (9,312)
      --           --                 --         (305)                --         (781)                --            --
--------     ---------           -------      -------            -------    ---------        -----------   ------------
      --           --                 --         (305)                --         (781)           (14,718)        (9,312)
--------     ---------           -------      -------            -------    ---------        -----------   ------------


 187,600       105,635            53,947       20,548              6,386       38,500         17,564,490     12,080,349
      --           --                 --          304                 --          749             10,293          6,503
 (80,756)     (116,934)          (32,625)      (6,190)            (7,018)     (41,682)       (17,908,646)   (11,651,624)
--------     ---------           -------      -------            -------    ---------        -----------   ------------
 106,844       (11,299)           21,322       14,662               (632)      (2,433)          (333,863)       435,228
--------     ---------           -------      -------            -------    ---------        -----------   ------------

 106,844       (11,299)           21,322       14,662               (632)      (2,433)          (333,863)       435,228
--------     ---------           -------      -------            -------    ---------        -----------   ------------
 117,826        22,847            20,878       18,898             (2,089)        (838)          (333,865)       435,219
--------     ---------           -------      -------            -------    ---------        -----------   ------------

  92,634        69,787            22,556        3,658             11,382       12,220            579,458        144,239
--------     ---------           -------      -------            -------    ---------        -----------   ------------
$210,460     $  92,634           $43,434      $22,556            $ 9,293    $  11,382        $   245,593   $    579,458
========     =========           =======      =======            =======    =========        ===========   ============


   9,502         7,348             3,077        1,289                540        3,260         17,564,490     12,080,349
      --           --                 --           24                 --           59             10,293          6,503
  (4,283)       (8,540)           (1,886)        (445)              (592)      (3,493)       (17,908,646)   (11,651,624)
--------     ---------           -------      -------            -------    ---------        -----------   ------------
   5,219        (1,192)            1,191          868                (52)        (174)          (333,863)       435,228
--------     ---------           -------      -------            -------    ---------        -----------   ------------
   5,219        (1,192)            1,191          868                (52)        (174)          (333,863)       435,228
========     =========           =======      =======            =======    =========        ===========   ============



                                [LOGO OMITTED] 71

            THE PBHG FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (000) -- CONCLUDED
-------------------------------------------------------


                                                 --------------------------       ------------------------     -------------------
                                                      PBHG TECHNOLOGY &               PBHG STRATEGIC               PBHG GLOBAL
                                                       COMMUNICATIONS                  SMALL COMPANY              & TECHNOLOGY
                                                            FUND                           FUND                COMMUNICATIONS FUND
                                                 --------------------------       ------------------------     -------------------
                                                   4/1/00          4/1/99          4/1/00          4/1/99            5/31/00 1
                                                     to              to              to              to                 to
                                                   9/30/00         3/31/00         9/30/00         3/31/00            9/30/00
                                                 ----------      ----------       ---------      ---------          ---------
INVESTMENT ACTIVITIES:
   Net Investment Loss                           $  (15,712)     $  (13,642)      $   (300)      $    (497)         $   (413)
   Net Realized Gain (Loss) from Security
     Transactions                                  (109,074)        931,007          3,389          20,058               103
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Foreign
     Currency Transactions                         (188,188)        545,653          4,181          17,961            (1,667)
                                                 ----------      ----------       --------       ---------          --------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                     (312,974)      1,463,018          7,270          37,522            (1,977)
                                                 ----------      ----------       --------       ---------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                                 --             --              --             --                 --
   Net Realized Gains from Security Transactions         --        (117,239)            --          (4,358)               --
                                                 ----------      ----------       --------       ---------          --------
   Total Distributions                                   --        (117,239)            --          (4,358)               --
                                                 ----------      ----------       --------       ---------          --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                  7,081,301       7,338,547         61,875          65,830           151,463
   Shares Issued upon Reinvestment of
     Distributions                                       --         112,647             --           4,220                --
   Shares Redeemed                               (7,251,083)     (5,489,432)       (43,482)        (76,018)          (44,214)
                                                 ----------      ----------       --------       ---------          --------
   Total PBHG Class Transactions                   (169,782)      1,961,762         18,393          (5,968)          107,249
                                                 ----------      ----------       --------       ---------          --------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (169,782)      1,961,762         18,393          (5,968)          107,249
                                                 ----------      ----------       --------       ---------          --------
   Total Increase (Decrease) in Net Assets         (482,756)      3,307,541         25,663          27,196           105,272
                                                 ----------      ----------       --------       ---------          --------
NET ASSETS:
   Beginning of Period                            3,843,946         536,405         75,225          48,029                --
                                                 ----------      ----------       --------       ---------          --------
   End of Period                                 $3,361,190      $3,843,946       $100,888       $  75,225          $105,272
                                                 ==========      ==========       ========       =========          ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                     98,608         129,967          3,125           4,970            13,064
   Shares Issued upon Reinvestment of
     Distributions                                       --           1,941             --             300                --
   Shares Redeemed                                 (100,800)       (106,139)        (2,266)         (5,936)           (3,755)
                                                 ----------      ----------       --------       ---------          --------
   Total PBHG Class Share Transactions               (2,192)         25,769            859            (666)            9,309
                                                 ----------      ----------       --------       ---------          --------
   Net Increase (Decrease) in Shares Outstanding     (2,192)         25,769            859            (666)            9,309
                                                 ==========      ==========       ========       =========          ========


   1. The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.


    Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                [LOGO OMITTED] 72


                                                                        THE PBHG FUNDS, INC.

                                                                                                                FINANCIAL HIGHLIGHTS
                                                                                                             -----------------------
                                                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                 FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)




           NET                          REALIZED AND                                                        NET
          ASSET              NET         UNREALIZED         DISTRIBUTIONS          DISTRIBUTIONS           ASSET
          VALUE          INVESTMENT       GAINS OR            FROM NET                 FROM                VALUE
        BEGINNING          INCOME         (LOSSES)           INVESTMENT               CAPITAL               END           TOTAL
        OF PERIOD          (LOSS)       ON SECURITIES          INCOME                  GAINS             OF PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS

  2000** 2 $58.73         $(0.17)           $(4.44)               --                     --                $54.12          (7.85)%+
  2000 2    24.51          (0.33)            36.14                --                    $(1.59)             58.73         148.57%
  1999 2    28.23          (0.24)            (3.48)               --                     --                 24.51         (13.18)%
  1998      21.06          (0.26)             7.43                --                     --                 28.23          34.05 %
  1997      25.30          (0.10)            (4.14)               --                     --                 21.06         (16.76)%
  1996      16.70          (0.06)             8.66                --                     --                 25.30          51.50 %

  PBHG ADVISOR CLASS
  2000** 2 $58.19         $(0.23)          $ (4.39)               --                     --                $53.57          (7.94)%+
  2000 2    24.35          (0.42)            35.85                --                    $(1.59)             58.19         147.98%
  1999 2    28.12          (0.30)            (3.47)               --                     --                 24.35         (13.41)%
  1998      21.03          (0.15)             7.24                --                     --                 28.12          33.71 %
  1997 1    25.42          (0.06)            (4.33)               --                     --                 21.03         (17.27)%+

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG Class
  2000** 2 $40.00         $(0.11)          $ (1.06)               --                     --                $38.83          (2.92)%+
  2000 2    20.61          (0.21)            20.76                --                    $(1.16)             40.00         101.33%
  1999 2    25.83          (0.18)            (4.96)               --                     (0.08)             20.61         (19.91)%
  1998      19.26          (0.24)             6.81                --                     --                 25.83          34.11 %
  1997      23.07          (0.11)            (2.87)               --                     (0.83)             19.26         (13.71)%
  1996      16.10          (0.07)             8.03                --                     (0.99)             23.07          50.16 %

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG Class
  2000** 2 $38.37         $(0.04)           $ 1.71                --                     --                $40.04           4.35%+
  2000 2    24.57          (0.23)            21.32                --                    $(7.29)             38.37          98.60%
  1999 2    22.69          (0.16)             3.53                --                     (1.49)             24.57          15.90%
  1998      14.26          (0.19)             8.82                --                     (0.20)             22.69          60.80 %
  1997      14.53          (0.05)            (0.21)               --                     (0.01)             14.26          (1.77)%
  1996 4    10.00          (0.03)             4.97                --                     (0.41)             14.53          50.47 %+

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG Class
  2000** 2 $77.81         $(0.21)          $ (1.66)               --                     --                $75.94          (2.40)%+
  2000 2    25.93          (0.34)            58.71                --                    $(6.49)             77.81         240.82%
  1999 2    24.15          (0.21)             1.99                --                     --                 25.93           7.37%
  1998      15.91          (0.44)             8.68                --                     --                 24.15          51.79 %
  1997      17.27          (0.13)            (1.03)               --                     (0.20)             15.91          (6.94)%
  1996 4    10.00          (0.05)             7.68                --                     (0.36)             17.27          77.75 %+

---------------------
PBHG CORE GROWTH FUND
---------------------

  PBHG CLASS
  2000** 2 $30.25         $(0.12)           $ 1.58                --                     --                $31.71           4.83%+
  2000 2    14.06          (0.20)            16.39                --                     --                 30.25         115.15%
  1999 2    13.53          (0.14)             0.67                --                     --                 14.06           3.92%
  1998      10.34          (0.33)             3.52                --                     --                 13.53          30.85 %
  1997      11.82          (0.09)            (1.39)               --                     --                 10.34         (12.52)%
  1996 3    10.00          --                 1.82                --                     --                 11.82          18.20 %+



                                                                                                RATIO
                                                  RATIO                                        OF NET
                                                 OF NET                RATIO                 INVESTMENT
                NET                            INVESTMENT           OF EXPENSES             INCOME (LOSS)
              ASSETS            RATIO            INCOME             TO AVERAGE               TO AVERAGE
                END          OF EXPENSES         (LOSS)             NET ASSETS               NET ASSETS                 PORTFOLIO
             OF PERIOD       TO AVERAGE        TO AVERAGE           (EXCLUDING               (EXCLUDING                 TURNOVER
               (000)         NET ASSETS        NET ASSETS            WAIVERS)                 WAIVERS)                    RATE
-----------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2000** 2     $5,848,783       1.24%*           (0.67)%*                1.24%*                 (0.67)%*                  44.99%+
  2000 2        6,465,234       1.23%            (0.90)%                 1.23%                  (0.90)%                  107.73%
  1999 2        3,228,740       1.32%            (0.99)%                 1.32%                  (0.99)%                   80.51%
  1998          5,338,380       1.26%            (0.74)%                 1.26%                  (0.74)%                   94.21%
  1997          4,634,138       1.25%            (0.69)%                 1.25%                  (0.69)%                   64.89%
  1996          3,298,666       1.48%            (0.79)%                 1.48%                  (0.79)%                   44.64%

  PBHG ADVISOR CLASS
  2000** 2     $  131,074       1.49%*           (0.92)%*                1.49%*                 (0.92)%*                  44.99%+
  2000 2          143,937       1.48%            (1.15)%                 1.48%                  (1.15)%                  107.73%
  1999 2           66,235       1.57%            (1.24)%                 1.57%                  (1.24)%                   80.51%
  1998             89,227       1.51%            (1.02)%                 1.51%                  (1.02)%                   94.21%
  1997 1           12,991       1.53%*           (1.11)%*                1.53%*                 (1.11)%*                  64.89%+

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG Class
  2000** 2    $1,215,581        1.25%*           (0.61)%*                1.25%*                 (0.61)%*                  28.95%+
  2000 2       1,336,938        1.24%            (0.76)%                 1.24%                  (0.76)%                  141.81%
  1999 2         736,008        1.34%            (0.80)%                 1.34%                  (0.80)%                  101.53%
  1998         1,404,157        1.27%            (0.80)%                 1.27%                  (0.80)%                   95.21%
  1997         1,195,620        1.28%            (0.36)%                 1.28%                  (0.36)%                   47.75%
  1996           689,705        1.47%            (0.42)%                 1.47%                  (0.42)%                   97.05%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG Class
  2000** 2     $  503,863       1.15%*           (0.20)%*                1.15%*                 (0.20)%*                  49.95%+
  2000 2          256,965       1.17%            (0.79)%                 1.17%                  (0.79)%                  184.36%
  1999 2          144,089       1.25%            (0.71)%                 1.25%                  (0.71)%                   46.16%
  1998            145,662       1.22%            (0.79)%                 1.22%                  (0.79)%                   46.56%
  1997            119,971       1.23%            (0.47)%                 1.23%                  (0.47)%                   51.70%
  1996 4           53,759       1.50%*           (0.66)%*                2.07%*                 (1.23)%*                 116.75%+

-----------------------
PBHG SELECT EQUITY FUND
-----------------------

  PBHG Class
  2000** 2    $2,055,863        1.25%*           (0.61)%*                1.25%*                 (0.61)%*                  53.48%+
  2000 2       1,691,298        1.18%            (0.68)%                 1.18%                  (0.68)%                  200.56%
  1999 2         235,904        1.34%            (0.90)%                 1.34%                  (0.90)%                   56.59%
  1998           336,076        1.35%            (1.15)%                 1.35%                  (1.15)%                   72.16%
  1997           372,486        1.26%            (0.76)%                 1.26%                  (0.76)%                   71.70%
  1996 4         202,796        1.50%*           (0.74)%*                1.73%*                 (0.97)%*                 206.22%+

---------------------
PBHG CORE GROWTH FUND
---------------------

  PBHG CLASS
  2000** 2    $  190,980        1.29%*           (0.82)%*                1.29%*                 (0.82)%*                  63.64%+
  2000 2         166,099        1.33%            (1.02)%                 1.33%                  (1.02)%                  312.32%
  1999 2          86,485        1.45%            (1.16)%                 1.45%                  (1.16)%                  120.93%
  1998           165,510        1.35%            (1.07)%                 1.35%                  (1.07)%                   72.78%
  1997           283,995        1.36%            (0.77)%                 1.36%                  (0.77)%                   46.75%
  1996 3          31,092        1.50%*           (0.18)%*                2.92%*                 (1.60)%*                  17.00%+


The accompanying notes are an integral part of the financial statements.

                               [LOGO OMITTED] 73

            THE PBHG FUNDS, INC.

FINANCIAL HIGHLIGHTS -- CONCLUDED
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)





           NET                                     REALIZED AND                                                             NET
          ASSET                  NET                UNREALIZED                DISTRIBUTIONS          DISTRIBUTIONS         ASSET
          VALUE              INVESTMENT              GAINS OR                   FROM NET                 FROM              VALUE
        BEGINNING              INCOME                (LOSSES)                  INVESTMENT               CAPITAL             END
        OF PERIOD              (LOSS)              ON SECURITIES                 INCOME                  GAINS           OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2000** 2 $23.11               $(0.06)              $  0.25                      --                   --                  $23.30
  2000 2    11.95                (0.12)                15.20                      --                  $(3.92)               23.11
  1999 2    14.08                (0.10)                (1.45)                     --                   (0.58)               11.95
  1998       9.05                (0.10)                 5.53                      --                   (0.40)               14.08
  1997 6    10.00                 0.02                 (0.93)                    $(0.03)               (0.01)                9.05

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2000** 2 $44.34               $(0.11)              $ (0.93)                     --                   --                  $43.30
  2000 2    24.10                (0.25)                26.26                      --                  $(5.77)               44.34
  1999 2    15.98                (0.12)                 8.46                      --                   (0.22)               24.10
  1998       9.25                (0.07)                 6.80                      --                   --                   15.98
  1997 7    10.00                (0.01)                (0.73)                    $(0.01)               --                    9.25

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2000** 2 $98.19               $(0.24)              $(18.71)                     --                   --                  $79.24
  2000 2    16.47                (0.71)                85.60                      --                  $(3.17)               98.19
  1999 10   13.52                (0.01)                 2.96                      --                   --                   16.47

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2 $11.97                $0.07                $ 1.25                      --                   --                  $13.29
  2000      13.85                 0.12                  1.78                     $(0.08)              $(3.70)               11.97
  1999      13.01                 0.08                  2.45                      (0.10)               (1.59)               13.85
  1998      10.11                 0.02                  3.84                      (0.06)               (0.90)               13.01
  1997 8    10.00                 0.02                  0.09                      --                   --                   10.11
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2 $13.82               $ 0.03                $ 1.27                      --                   --                  $15.12
  2000 2    15.09                (0.02)                 5.03                      --                  $(6.28)               13.82
  1999      15.30               --                      0.92                      --                   (1.13)               15.09
  1998 9    10.00                (0.01)                 6.00                      --                   (0.69)               15.30

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2 $18.75               $(0.01)               $ 1.98                      --                   --                  $20.72
  2000 2    11.38                (0.08)                 7.45                      --                   --                   18.75
  1999 2    15.38                (0.09)                (3.06)                     --                  $(0.85)               11.38
  1998 9    10.00                (0.03)                 6.15                      --                   (0.74)               15.38

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2 $18.51               $ 0.02                $(0.50)                     --                   --                  $18.03
  2000 2    10.46                (0.01)                 8.93                      --                  $(0.87)               18.51
  1999 10   10.32                --                     0.14                      --                   --                   10.46




                                                                                                        RATIO
                                                                 RATIO                                OF NET
                                                                 OF NET             RATIO            INVESTMENT
                               NET                             INVESTMENT        OF EXPENSES        INCOME (LOSS)
                             ASSETS             RATIO            INCOME          TO AVERAGE          TO AVERAGE
                               END           OF EXPENSES         (LOSS)          NET ASSETS          NET ASSETS           PORTFOLIO
              TOTAL         OF PERIOD        TO AVERAGE        TO AVERAGE        (EXCLUDING          (EXCLUDING           TURNOVER
             RETURN           (000)          NET ASSETS        NET ASSETS         WAIVERS)            WAIVERS)              RATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------
PBHG LIMITED FUND
-----------------

  PBHG CLASS
  2000** 2    0.82%+        $  144,904          1.29%*           (0.54)%*           1.29%*             (0.54)%*            28.62%+
  2000 2    137.27%            155,130          1.32%            (0.76)%            1.32%              (0.76)%            107.78%
  1999 2    (11.01)%           108,011          1.40%            (0.81)%            1.40%              (0.81)%            111.07%
  1998       60.78 %           178,168          1.40%            (0.72)%            1.40%              (0.72)%             81.36%
  1997 6     (9.15)%+          137,520          1.42%*            0.33%*            1.42%*              0.33%*             75.46%+

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2000** 2   (2.35)%+       $1,155,564          1.19%*           (0.51)%*           1.19%*             (0.51)%*            54.42%+
  2000 2    117.88%          1,083,460          1.23%            (0.82)%            1.23%              (0.82)%            147.35%
  1999 2     52.52%            603,077          1.27%            (0.64)%            1.27%              (0.64)%             76.41%
  1998       72.76%            192,631          1.41%            (0.79)%            1.41%              (0.79)%             98.27%
  1997 7     (7.40)%+           69,819          1.50%*            0.17 %*           1.50%*              0.17 %*            43.98%+

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------

  PBHG CLASS
  2000** 2  (19.29)%+       $  150,442          1.28%*           (0.63)%*           1.28%*             (0.63)%*           137.57%+
  2000 2    529.94%            355,600          1.34%            (1.15)%            1.34%              (1.15)%            668.31%
  1999 10    21.82%+            16,742          1.50%*           (0.80)%*           1.59%*             (0.89)%*           109.43%+

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2   11.03%+       $    65,406          1.13%*            1.13%*            1.13%*              1.13%*            608.70%+
  2000       14.25%             32,922          1.11%             0.71%             1.11%               0.71%            1018.03%
  1999       20.29%             44,922          1.01%             0.59%             1.01%               0.59%             568.20%
  1998       39.47%             76,476          1.17%             0.98%             1.17%               0.98%             403.59%
  1997 8      1.10%+            26,262          1.50%*            1.61%*            1.74%*              1.37%*              0.00%+
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2    9.41%+        $  117,567          1.32%*            0.42%*            1.32%*              0.42%*            119.37%+
  2000 2     42.21%             60,690          1.44%            (0.15)%            1.44%              (0.15)%            742.57%
  1999        8.35%             56,981          1.33%             0.01%             1.33%               0.01%             732.73%
  1998 9     61.06%+            54,173          1.47%*           (0.17)%*           1.47%*             (0.17)%*           399.96%+

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2000** 2   10.51%+        $  210,460          1.50%*           (0.14)%*           1.50%*             (0.14)%*           110.71%+
  2000 2     64.76%             92,634          1.50%            (0.56)%            1.58%              (0.64)%            352.85%
  1999 2    (20.93)%            69,787          1.48%            (0.71)%            1.48%              (0.71)%            273.87%
  1998 9     62.27%+           125,834          1.49%*           (0.52)%*           1.49%*             (0.52)%*           263.04%+

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------

  PBHG CLASS
  2000** 2   (2.59)%+       $   43,434          1.32%*            0.23%*            1.32%*              0.23%*            172.51%+
  2000 2     89.17%             22,556          1.50%            (0.10)%            1.55%              (0.15)%            853.36%
  1999 10     1.36%+             3,658          1.50%*            0.09%*            2.67%*             (1.08)%*           173.09%+


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 74

                                                            THE PBHG FUNDS, INC.





                NET                                        REALIZED AND                                                       NET
               ASSET                     NET                UNREALIZED            DISTRIBUTIONS        DISTRIBUTIONS         ASSET
               VALUE                 INVESTMENT              GAINS OR               FROM NET               FROM              VALUE
             BEGINNING                 INCOME                (LOSSES)              INVESTMENT             CAPITAL             END
             OF PERIOD                 (LOSS)              ON SECURITIES             INCOME                GAINS           OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
-----------------------
PBHG INTERNATIONAL FUND
-----------------------

  PBHG CLASS
  2000** 2     $12.94                   --                     $(1.71)                --                  --               $11.23
  2000 2        11.60                  $(0.08)                   2.30                 --                 $(0.88)            12.94
  1999 11       12.04                   (0.14)                   0.29                $(0.17)              (0.42)            11.60
  1998          11.26                   (0.03)                   1.83                 --                  (1.02)            12.04
  1997          10.55                   --                       0.71                 --                  --                11.26
  1996           9.13                   (0.04)                   1.46                 --                  --                10.55

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2000** 2     $ 1.00                   $0.03                   --                   $(0.03)              --                $1.00
  2000           1.00                    0.05                   --                    (0.05)              --                 1.00
  1999           1.00                    0.05                   --                    (0.05)              --                 1.00
  1998           1.00                    0.05                   --                    (0.05)              --                 1.00
  1997           1.00                    0.05                   --                    (0.05)              --                 1.00
  1996 4         1.00                    0.05                   --                    (0.05)              --                 1.00

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2000** 2     $85.02                  $(0.35)                $ (6.54)                --                  --               $78.13
  2000 2        27.59                   (0.54)                  62.84                 --                 $(4.87)            85.02
  1999 2        19.27                   (0.19)                   8.80                 --                  (0.29)            27.59
  1998          14.63                   (0.23)                   5.72                 --                  (0.85)            19.27
  1997          12.48                   (0.05)                   2.55                 --                  (0.35)            14.63
  1996 5        10.00                   (0.02)                   2.50                 --                  --                12.48

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2000** 2     $19.34                  $(0.07)                 $ 1.97                 --                  --               $21.24
  2000 2        10.54                   (0.13)                  10.18                 --                 $(1.25)            19.34
  1999 2        12.89                   (0.11)                  (1.78)                --                  (0.46)            10.54
  1998           8.86                   (0.11)                   5.01                 --                  (0.87)            12.89
  1997 8        10.00                   --                      (1.14)                --                  --                 8.86

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2000** 2, 12 $10.00                  $(0.06)                 $ 1.37                 --                  --               $11.31



                                                                                                     RATIO
                                                               RATIO                                OF NET
                                                               OF NET            RATIO             INVESTMENT
                              NET               NET          INVESTMENT       OF EXPENSES         INCOME (LOSS)
                            ASSETS             RATIO          INCOME          TO AVERAGE           TO AVERAGE
                              END           OF EXPENSES       (LOSS)          NET ASSETS           NET ASSETS             PORTFOLIO
             TOTAL         OF PERIOD        TO AVERAGE      TO AVERAGE        (EXCLUDING           (EXCLUDING             TURNOVER
             RETURN          (000)          NET ASSETS      NET ASSETS         WAIVERS)             WAIVERS)                RATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------
PBHG INTERNATIONAL FUND
-----------------------

  PBHG CLASS
  2000** 2   (13.21)%+    $    9,293          2.00%*          (0.03)%*           2.00%*             (0.03)%*               34.19%+
  2000 2      19.29%          11,382          2.00%           (0.62)%            2.00%              (0.62)%                90.17%
  1999 11      1.42%          12,220          1.97%           (0.35)%            1.97%              (0.35)%                59.74%
  1998        17.46%          20,905          2.00%           (0.13)%            2.00%              (0.13)%                85.94%
  1997         6.73%          21,265          2.22%           (0.32)%            2.22%              (0.32)%                74.82%
  1996        15.55%          11,243          2.25%           (0.22)%            3.03%              (1.00)%               140.26%

-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2000** 2     6.03%*     $  245,593          0.54%*           5.90%*            0.54%*              5.90%*               N/A
  2000         4.81%         579,458          0.69%            4.78%             0.69%               4.78%                N/A
  1999         4.84%         144,239          0.70%            4.72%             0.70%               4.72%                N/A
  1998         5.13%         117,574          0.68%            5.00%             0.68%               5.00%                N/A
  1997         4.89%         341,576          0.68%            4.79%             0.68%               4.79%                N/A
  1996 4       5.24%*         99,001          0.70%*           5.05%*            0.88%*              4.87%*               N/A

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2000** 2    (8.09)%+    $3,361,190          1.23%*          (0.96)%*           1.23%*             (0.96)%*              119.09%+
  2000 2     233.99%       3,843,946          1.19%           (0.96)%            1.19%              (0.96)%               362.38%
  1999 2      45.33%         536,405          1.34%           (0.96)%            1.34%              (0.96)%               276.07%
  1998        38.29%         495,697          1.30%           (0.91)%            1.30%              (0.91)%               259.89%
  1997        19.59%         493,156          1.33%           (0.59)%            1.33%              (0.59)%               289.91%
  1996 5      24.82%+         61,772          1.50%*          (0.50)%*           2.00%*             (1.00)%*              125.99%+

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2000** 2     9.82%+     $  100,888          1.50%*          (0.74)%*           1.50%*             (0.74)%*               83.70%+
  2000 2      99.74%          75,225          1.50%           (0.93)%            1.55%              (0.98)%               240.55%
  1999 2     (14.52)%         48,029          1.50%           (0.97)%            1.54%              (1.01)%               140.89%
  1998        56.54 %        111,983          1.45%           (0.92)%            1.45%              (0.92)%               215.46%
  1997 8     (11.40)%+        61,382          1.50%*           0.18%*            1.50%*              0.18%*                88.88%+

--------------------------------------------
PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND
--------------------------------------------

  PBHG CLASS
  2000** 2, 12 13.10%+    $  105,272          2.05%*          (1.42)%*           2.08%*             (1.45)%*              100.51%+

 *  Annualized
**  For the six month period ended September 30, 2000.
  + Total returns and portfolio turnover have not been annualized.
  1 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996.
  2 Per share calculations were performed using average shares for the period.
  3 The PBHG Core Growth Fund commenced operations on December 29, 1995.
  4 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on
    April 5, 1995.
  5 The PBHG Technology & Communications Fund commenced operations on September 29, 1995.
  6 The PBHG Limited Fund commenced operations on June 28, 1996.
  7 The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
  8 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.
  9 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
 10 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
 11 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.
 12 The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


                                [LOGO OMITTED] 75

            THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
-----------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)



1. ORGANIZATION

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seventeen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG New Opportunities Fund (the "New Opportunities Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG Focused Value Fund (the "Focused Value Fund"), the PBHG International Fund (the "International Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund") and the PBHG Global Technology & Communications Fund (the "Global Technology & Communications Fund"), (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, the Focused Value, the Technology & Communications, and the Global Technology & Communications Funds which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer two classes of shares, PBHG Class and Advisor Class, formerly known as the "Trust Class." Currently, the Advisor Class of shares is only offered by the Growth Fund. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.



2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange and for which market quotations are available are valued at the last quoted sales price on each business day (normally 4:00 p.m. Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2000, attributable to certain net operating losses which for tax purposes, are not available to offset future income or have been used to offset net short-term capital gains, and the utilization of earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes, have been reclassified to the following accounts:

                                            ACCUMULATED NET    UNDISTRIBUTED NET
                          PAID-IN-CAPITAL    REALIZED GAIN     INVESTMENT INCOME
                               (000)             (000)               (000)
                          ---------------   ---------------    -----------------
Growth Fund                  $632,959         $(667,969)           $35,010
Emerging Growth Fund          150,279          (156,726)             6,447
Large Cap Growth Fund          19,966           (21,178)             1,212
Select Equity Fund            174,473          (177,933)             3,460
Core Growth Fund               18,845           (19,975)             1,130
Limited Fund                   11,306           (12,175)               869
Large Cap 20 Fund             103,605          (108,696)             5,091
New Opportunities Fund         72,343           (73,973)             1,630
Large Cap Value Fund            5,143            (4,993)              (150)
Mid-Cap Value Fund             10,619           (10,683)                64
Small Cap Value Fund            3,324            (3,669)               345
Focused Value Fund                734              (739)                 5
International Fund              1,895            (1,960)                65
Cash Reserves Fund                 --                --                 --
Technology &
   Communications Fund        704,923          (718,565)            13,642
Strategic Small Company Fund    8,204            (8,684)               480

The Global Technology & Communications Fund had not yet commenced operations on March 31, 2000.

These reclassifications have no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.


                                [LOGO OMITTED] 76

                                                            THE PBHG FUNDS, INC.



REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Directors require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International and Global Technology & Communications Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International and Global Technology & Communications Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International and Global Technology & Communications Funds report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International and Global Technology & Communications Funds may enter into forward foreign currency exchange contracts. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions. At September 30, 2000, there were no forward foreign currency contracts outstanding for the International and Global Technology & Communications Funds.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3.  INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND
    OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds, 0.75% of the average daily net assets of the Large Cap Growth Fund, 0.65% of the Large Cap Value Fund, 1.00% of the average daily net assets of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds, 1.50% of the average daily net assets of the Global Technology & Communications Fund, and 0.30% of the average daily net assets of the Cash Reserves Fund.

In the interest of limiting expenses of the Portfolios, the Adviser has entered into expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value, Strategic Small Company and Global Technology & Communications Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses (expressed as a percentage of the Portfolios' average daily net assets) to 1.50%, to not more than 2.25% of the average daily net assets of the International Fund and to not more than 2.15% of the average daily net assets of the Global Technology & Communications Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous two fiscal years may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, 2.15% for the Global Technology & Communications Fund and 2.25% for the International Fund. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% for the Core Growth, Limited, Large Cap 20, New Opportunities, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, 2.25% for the International Fund and 2.15% for the Global Technology and Communications Fund, and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis. At September 30, 2000, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement were as follows:


   Small Cap Value Fund                     $42,611
   Strategic Small Company Fund             $32,160
   Focused Value Fund                       $ 5,317
   Global Technology & Communications Fund  $ 8,328

Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.), a wholly-owned subsidiary of the Adviser serves as the sub-adviser to the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40%, 0.50%, 0.65%, 0.40% and 0.30%, respectively, of the average daily net assets of the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund and the Strategic Small Company Fund. Pilgrim Baxter Value Investors receives no fees directly from the Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Focused Value Fund or the Strategic Small Company Fund.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund.



                                [LOGO OMITTED] 77

            THE PBHG FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
------------------------------------------
AS OF SEPTEMBER 30, 2000 (UNAUDITED)


Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.04% of the average daily assets of each portfolio with respect to the first $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) PBHG Insurance Series Fund, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily assets of each portfolio in the PBHG Fund Family, and 0.02% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $10 billion.

The Adviser has entered into an agreement with SEI Investments to act as an agent in placing repurchase agreements for the Portfolio. Listed below are the amounts SEI Investments earned for its services from each Portfolio for the period ended September 30, 2000, and are reflected as a reduction of interest income.

Growth Fund                                       $134,283
Emerging Growth Fund                                30,916
Large Cap Growth Fund                               10,409
Select Equity Fund                                  41,917
Core Growth Fund                                     3,716
Limited Fund                                         3,988
Large Cap 20 Fund                                   24,297
New Opportunities Fund                               5,117
Large Cap Value Fund                                 1,414
Mid-Cap Value Fund                                   1,966
Small Cap Value Fund                                 4,316
Focused Value Fund                                     781
Technology & Communications Fund                    32,865
Strategic Small Company Fund                         1,457
Global Technology & Communications Fund                980

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services. The Fund has adopted a Service Plan (the "Plan") on behalf of the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Fund of up to 0.25% of the average daily net assets of the Advisor Class shares for certain distribution and shareholder services. Currently only the Growth Fund has Advisor Class shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. First Union National Bank, serves as the custodian for each of the Portfolios except the International and the Global Technology & Communications Funds. The Northern Trust Company serves as the custodian for the International and Global Technology & Communications Funds.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of those services. UAMSSC receives no fees directly from the Portfolios.

SHAREHOLDER SERVICE FEES (INCLUDING OUT OF POCKET EXPENSES) PAID TO PBHG FUND SERVICES FOR THE PERIOD ENDED SEPTEMBER 30, 2000 WERE:

                                       AMOUNT
                                     ----------
Growth Fund                          $816,617
Emerging Growth Fund                  239,172
Large Cap Growth Fund                  75,554
Select Equity Fund                    297,616
Core Growth Fund                       65,000
Limited Fund                           33,798
Large Cap 20 Fund                     212,024
New Opportunities Fund                 32,862
Large Cap Value Fund                   18,381
Mid-Cap Value Fund                     20,243
Small Cap Value Fund                   19,658
Focused Value Fund                     10,604
International Fund                     12,199
Cash Reserves Fund                     78,386
Technology & Communications Fund      609,345
Strategic Small Company Fund           24,572
Global Technology &
  Communications Fund                  24,468

On April 4, 2000, the Board of Directors approved an agreement between the Fund and PBHG Fund Services to provide shareholder related web development and maintenance services. For its services, PBHG Fund Services will receive an annual fee of $720,000, which will be allocated to each fund quarterly based on average net assets. The fee is reviewed biannually by the Board of Directors.

Officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 2000 were as follows:

                                PURCHASES          SALES
                                  (000)            (000)
                               ----------       ----------
Growth Fund                    $2,614,647       $2,439,829
Emerging Growth Fund              321,918          356,026
Large Cap Growth Fund             343,626          145,178
Select Equity Fund              1,001,872          826,916
Core Growth Fund                  100,202          104,440
Limited Fund                       35,150           51,273


                                [LOGO OMITTED] 78

                                               THE PBHG FUNDS, INC.


                                       PURCHASES          SALES
                                        (000)             (000)
                                      -----------      ------------
Large Cap 20 Fund                     $   602,903      $   511,642
New Opportunities Fund                    268,139          447,889
Large Cap Value Fund                      310,090          284,926
Mid-Cap Value Fund                        132,662           86,871
Small Cap Value Fund                          225          131,227
Focused Value Fund                         77,009           56,343
International Fund                          3,359            4,098
Technology & Communications Fund        3,848,110        3,927,347
Strategic Small Company Fund               78,617           64,987
Global Technology & Communications Fund   195,377           95,284

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios at September 30, 2000 are as follows:

                                                                NET
                                                            UNREALIZED
                           UNREALIZED     UNREALIZED       APPRECIATION/
                          APPRECIATION    DEPRECIATION    (DEPRECIATION)
                             (000)           (000)             (000)
                          ------------    ------------    --------------
Growth Fund               $2,302,048       $(361,005)        $1,941,043
Emerging Growth Fund         547,192         (60,416)           486,776
Large Cap Growth Fund        124,114         (16,062)           108,052
Select Equity Fund           632,383        (157,545)           474,838
Core Growth Fund              60,742         (13,491)            47,251
Limited Fund                  75,711          (3,624)            72,087
Large Cap 20 Fund            384,213         (23,441)           360,772
New Opportunities Fund        44,355          (1,996)            42,359
Large Cap Value Fund           3,358            (628)             2,730
Mid-Cap Value Fund            12,490          (5,090)             7,400
Small Cap Value Fund          27,828         (11,711)            16,117
Focused Value Fund             4,180          (2,106)             2,074
International Fund             1,264            (935)               329
Technology &
  Communications Fund        895,166        (375,746)           519,420
Strategic Small
  Company Fund                31,182          (4,963)            26,219
Global Technology &
  Communications Fund          6,494          (8,161)           (1,667)

The difference between book and tax cost basis at September 30, 2000 was immaterial. The Cash Reserves Fund had a capital loss carryforward of $11,635 expiring in 2008 at March 31, 2000, that can be used to offset future capital gains.


5.  CONCENTRATIONS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International and Global Technology & Communications Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular section. In addition, the Technology & Communications and the Global Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries within the technology and communication sectors of the market in order to achieve a potentially greater investment return.


6.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow, an amount up to its prospectus defined limitations, from a $500 million committed line of credit available to (i) the Funds and (ii) PBHG Insurance Series Fund, Inc. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. As of September 30, 2000, there were no outstanding borrowings. Listed below are the Funds which had outstanding balances during the period ended September 30, 2000.

                                                          DAILY
                                                        WEIGHTED
                            MAXIMUM      AVERAGE        AVERAGE
                            AMOUNT       OUTSTANDING    INTEREST
                           BORROWED       BALANCE         RATE
                          ----------    -----------     --------
Select Equity Fund       158,700,000    1,853,005       6.61%
Core Growth Fund          12,500,000      592,896       6.60%
New Opportunities Fund    53,100,000    1,154,645       6.65%
Large Cap Value Fund       3,100,000       92,896       6.49%
Mid Cap Value Fund        15,300,000      405,464       6.47%
Small Cap Value Fund       1,500,000       12,022       6.41%
Focused Value Fund           500,000        2,732       6.37%
Technology &
   Communications Fund   119,500,000    8,321,858       6.73%


7.  OTHER

On September 26, 2000, Old Mutual plc acquired United Asset Management Corporation through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter & Associates, Ltd., Pilgrim Baxter Value Investors, Inc. and Murray Johnstone. This change in control constituted an assignment of the Advisory Agreements and Investment Sub-Advisory Agreements and resulted in their termination for the purposes of the Investment Company Act of 1940 ("1940 Act"). Investment advisory and sub-advisory services are currently being provided pursuant to Interim Advisory and Interim Sub-Advisory Agreements adopted in accordance with Rule 15a-4 under the 1940 Act. Fees payable pursuant to these interim agreements are being escrowed in accordance with that rule. In accordance with the 1940 Act, the Fund's Board of Directors will be asked to approve new investment advisory and sub-advisor agreements with Pilgrim Baxter & Associated, Ltd. and each current sub-advisor and to approve submitting these agreements to shareholders for their approval. The new agreements will be identical to the current agreements in all material respects except for their effective and termination dates and the elimination of a state expense limitation provision. The new agreements will have no effect on the contractual advisory fee rates payable by the Portfolios. No changes are currently planned which would affect services being provided to the Portfolios.

On October 11, 2000, Aberdeen Asset Management plc agreed to buy Murray Johnstone's immediate parent company, Murray Johnstone Holdings Ltd., from Old Mutual.





                                [LOGO OMITTED] 79

The PBHG Funds, Inc.


                    [This page is intentionally left blank.]


                                [LOGO OMITTED] 80

                                   [BANK PAGE]

                                               [PBHG FUNDS LOGO OMITTED]


                                               P.O. Box 219534
                                               Kansas City, MO 64121-9534

                                               Investment Adviser:
                                               Pilgrim Baxter & Associates, Ltd.

                                               Distributor:
                                               SEI Investments Distribution Co.



                           1-800-433- WWW.PBHGFUNDS.COM

                            PART C: OTHER INFORMATION

Item 15.   INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The By-Laws of the Registrant include the following:

                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

              Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.


ITEM 16.  EXHIBITS:


     1. (a) Articles of Restatement of the Articles of Incorporation of the Registrant filed October 21, 1998. Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrants Registration Statement on Form N-1A ("PEA No.
              35").

         (b) Articles Supplementary of the Registrant filed November 12, 1998. Incorporated herein by reference to PEA No. 35.

         (c) Articles of Restatement of the Registrant filed January 21, 1999. Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrants Registration Statement on Form N-1A ("PEA No. 36").

         (d) Articles of Amendment filed April 4, 2000. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

     2. Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("PEA No. 34").

     3.       Voting Trusts - None.

     4. A copy of the form of the Plan of Reorganization for International Fund is attached as Appendix I to the Combined Proxy Statement and Prospectus contained in this Registration Statement and is incorporated by reference herein.

     5.       Articles of Incorporation filed as Exhibit 1.

     6. (a) Investment Advisory Agreement dated April 28, 1995 and Schedule A dated April 1, 1997, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter &

                Associates, Ltd. Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A ("PEA No. 30").

         (b) Form of Amendment to Investment Advisory Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant. Incorporated herein by reference to PEA No. 35.

         (c) Schedule A dated December 3, 1998 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 36.

         (d) Schedule A dated January 25, 1999 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 36.

         (e) Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company dated April 4, 1995 Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A ("PEA No. 23").

         (f) Form of Investment Sub-Advisory Agreement between the Registrant, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 35.

         (g) Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Focused Value Fund, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

         (h) Investment Sub-Advisory Agreement between and among the Registrant, on behalf of the International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited dated June 30, 1995. Incorporated herein by reference to PEA No. 23

         (i) Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Large Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December 16, 1996 (as revised effective May 1, 1997). Incorporated herein by reference to PEA No. 30.

         (j) Investment Sub-Advisory Agreement between and among the Registrant, on behalf of PBHG Strategic Small Company Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc., dated December 16, 1996. Incorporated herein by reference to PEA No. 30.

         (k) Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Mid-Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (l) Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Small Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (m) Schedule A dated April 4, 2000 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

     7.  (a)    Distribution Agreement between the Registrant and SEI Financial
                Services Company dated July 1, 1996 and Schedule A dated April
                1, 1997. Incorporated herein by reference to PEA No. 30.

         (b) Form of Amendment to Distribution Agreement between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 35.

         (c) Schedule A dated December 3, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 36.

         (d) Schedule A dated January 25, 1999 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 36.

         (e) Schedule A dated April 4, 2000 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

         (f) Form of Selling Group Agreement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A ("PEA No. 10").

     8.         Bonus, profit sharing, pension contracts - None.

     9.  (a)    Custodian Agreement between the Registrant and The Northern
                Trust Company, on behalf of the International Fund. Incorporated herein by reference to PEA No. 30.

         (b) First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 on behalf of the International Fund. Incorporated herein by reference to PEA No. 35.

         (c) Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (d) Form of Amendment to the Custodian Agreement between the Registrant and First Union National Bank, successor by merger to CoreStates Bank, N.A. Incorporated herein by reference to PEA No. 35.

         (e) Schedule A dated December 3, 1998 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank . Incorporated herein by reference to PEA No. 36.

         (f) Schedule A dated January 25, 1999 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank. Incorporated herein by reference to PEA No. 36.

     10. Plan pursuant to Rule 12b-1 with respect to Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

     11. Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered is being filed herewith electronically.

     12. Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a Post-Effective Amendment.

     13. (a) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (b) Form of Amendment to the Administrative Services Agreement between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 35.

         (c) Schedule A dated December 3, 1998 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 36.

         (d) Schedule A dated January 25, 1999 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 36.

         (e) Schedule A dated April 4, 2000 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

         (f) Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (g) Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996. Incorporated herein by reference to PEA No. 35.

         (h) Form of Amendment to the Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 35.

         (i) Schedule A dated December 3, 1998 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 36.

         (j) Schedule A dated January 25, 1999 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 36.

         (k) Schedule A dated April 4, 2000 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

         (l) Schedule A dated December 3, 1998 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 36.

         (m) Schedule A dated January 25, 1999 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to PEA No. 36.

         (n) Schedule A dated April 4, 2000 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc. Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrants Registration Statement on Form N-1A ("PEA No. 38").

         (o) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A ("PEA No. 25").

         (p) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996. Incorporated herein by reference to PEA No. 25.

         (q) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27).

         (r) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

         (s) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

         (t) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997. Incorporated herein by reference to PEA No. 30.

         (u) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (v) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

         (w) Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of each Portfolio with respect to its Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No.
                31 to Registrant's Registration Statement on Form N-1A.

         (x) Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of each Portfolio listed on Schedule A. Incorporated herein by reference to PEA No. 35.

         (y) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998. Incorporated herein by reference to PEA No. 36.

         (z) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999. Incorporated herein by reference to PEA No. 36.

         (aa) Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Global Technology & Communications Fund dated April 4, 2000. Incorporated herein by reference to PEA No. 38.

         (bb) Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998. Incorporated herein by reference to PEA No. 35.

         (cc) Schedule A dated December 3, 1998 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 36.

         (dd) Schedule A dated January 25, 1999 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 36.

         (ee) Schedule A dated April 4, 2000 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 38.

         (ff) Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A ("PEA No. 1").

         (gg) Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

         (hh) Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

         (ii) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust. Incorporated herein by reference to PEA No. 1.

         (jj) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust. Incorporated herein by reference to PEA No. 1.

         (kk) Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and Trust. Incorporated by reference to PEA No. 1.

         (ll) Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

         (mm) Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

         (nn) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust. Incorporated herein by reference to PEA No. 1.

         (oo) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust. Incorporated herein by reference to PEA No. 1.

         (pp) Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement. Incorporated herein by reference to PEA No. 1.

         (qq) Form 5305-A, Individual Retirement Custodial Account. Incorporated herein by reference to PEA No. 1.

         (rr) Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement. Incorporated herein by reference to PEA No. 1.

         (ss) Amendment to Application for Investment Plans under a 403(b)(7) Plan. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

         (tt) Schedule for computation of Performance Quotation provided in the Registration Statement. Incorporated herein by reference to PEA No. 30.

     14. Consent of Independent Accountants (to be filed in subsequent amendment).

     15.       Financial statements omitted pursuant to Item 14(a)(1) - None.

     16.       Power of Attorney. Incorporated herein by Reference to PEA No.
               34.

     17. (a)   Form of Proxy (filed herewith).

Item 17.      Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) An opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed in a Post-Effective Amendment to this Registration Statement.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 17th day of November, 2000.

                              THE PBHG FUNDS, INC.
                                   Registrant

                                      By:   /S/ HAROLD J. BAXTER
                                            Harold J. Baxter
                                            Chairman and Director

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                   TITLE                                     DATE


/S/ HAROLD J. BAXTER                Chairman and Director                       NOVEMBER 17, 2000
--------------------------                                                      -----------------
Harold J. Baxter

           *                        Director                                    NOVEMBER 17, 2000
--------------------------                                                      -----------------
John R. Bartholdson

           *                        Director                                    NOVEMBER 17, 2000
--------------------------                                                      -----------------
Jettie M. Edwards

           *                        Director                                    NOVEMBER 17, 2000
--------------------------                                                      -----------------
Albert A. Miller

/S/ GARY L. PILGRIM                 President                                   NOVEMBER 17, 2000
--------------------------                                                      -----------------
Gary L. Pilgrim

/S/ MEGHAN M. MAHON                 Vice President &                            NOVEMBER 17, 2000
--------------------------          Assistant Secretary                         -----------------
Meghan M. Mahon

/S/ LEE T. CUMMINGS                 Treasurer, Chief Financial                  NOVEMBER 17, 2000
--------------------------          Officer and Controller                      -----------------
Lee T. Cummings



                               *    By:      /S/ JOHN M. ZERR__
                                             John M. Zerr
                                             Attorney-in-Fact

                              THE PBHG FUNDS, INC.

                       Registration Statement on Form N-14

                                  Exhibit Index




EXHIBIT NO.                       ITEM

11 Opinion of counsel regarding legality of securities being registered

14               Consent of PricewaterhouseCoopers
                 (to be filed in subsequent amendment)

17(a)            Form of Proxy